     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2006

                       1933 ACT REGISTRATION NO. 333-75702
                       1940 ACT REGISTRATION NO. 811-07325

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       POST-EFFECTIVE AMENDMENT NO. 12 [X]

                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 72 [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                           PRUCO LIFE FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-7333

    (Address and telephone number of depositor's principal executive offices)

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (203) 925-7176
                     (Name and address of agent for service)

                                   Copies to:

                             C. CHRISTOPHER SPRAGUE
                        VICE PRESIDENT, CORPORATE COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2006 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on May 1, 2006 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

STRATEGIC PARTNERS(SM)
FLEXELITE
VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2006



THIS PROSPECTUS DESCRIBES AN INDIVIDUAL VARIABLE ANNUITY CONTRACT OFFERED BY PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE) AND THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT. PRUCO LIFE OFFERS SEVERAL DIFFERENT ANNUITIES WHICH YOUR REPRESENTATIVE MAY BE AUTHORIZED TO OFFER TO YOU. PLEASE NOTE THAT SELLING BROKER-DEALER FIRMS THROUGH WHICH THE CONTRACT IS SOLD MAY DECLINE TO MAKE AVAILABLE TO THEIR CUSTOMERS CERTAIN OF THE OPTIONAL FEATURES OFFERED GENERALLY UNDER THE CONTRACT. ALTERNATIVELY, SUCH FIRMS MAY RESTRICT THE AVAILABILITY OF THE OPTIONAL BENEFITS THAT THEY DO MAKE AVAILABLE TO THEIR CUSTOMERS (E.G., IMPOSING A LOWER MAXIMUM ISSUE AGE FOR CERTAIN OPTIONAL BENEFITS THAN WHAT IS PRESCRIBED GENERALLY UNDER THE CONTRACT). PLEASE SPEAK TO YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS. EACH ANNUITY HAS DIFFERENT FEATURES AND BENEFITS THAT MAY BE APPROPRIATE FOR YOU BASED ON YOUR FINANCIAL SITUATION, YOUR AGE AND HOW YOU INTEND TO USE THE ANNUITY. THE DIFFERENT FEATURES AND BENEFITS INCLUDE VARIATIONS IN DEATH BENEFIT PROTECTION AND THE ABILITY TO ACCESS YOUR ANNUITY'S CONTRACT VALUE. THE FEES AND CHARGES UNDER THE ANNUITY CONTRACT AND THE COMPENSATION PAID TO YOUR REPRESENTATIVE MAY ALSO BE DIFFERENT AMONG EACH ANNUITY. IF YOU ARE PURCHASING THE CONTRACT AS A REPLACEMENT FOR EXISTING VARIABLE ANNUITY OR VARIABLE LIFE COVERAGE, YOU SHOULD CONSIDER, AMONG OTHER THINGS, ANY SURRENDER OR PENALTY CHARGES YOU MAY INCUR WHEN REPLACING YOUR EXISTING COVERAGE. PRUCO LIFE IS A WHOLLY-OWNED SUBSIDIARY OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.


THE FUNDS
------------------------------------------------------------


Strategic Partners FlexElite offers a wide variety of investment choices, including variable investment options that invest in underlying mutual funds. Currently, portfolios within the following underlying mutual funds are being offered: The Prudential Series Fund, American Skandia Trust, Gartmore Variable Insurance Trust, and Janus Aspen Series (see next page for list of each portfolio currently offered).


PLEASE READ THIS PROSPECTUS
------------------------------------------------------------

Please read this prospectus before purchasing a Strategic Partners FlexElite variable annuity contract, and keep it for future reference. The current prospectuses for the underlying mutual funds contain important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference. The Risk Factors section relating to the market value adjustment option appears in the Summary.

TO LEARN MORE ABOUT STRATEGIC PARTNERS FLEXELITE
------------------------------------------------------------


To learn more about the Strategic Partners FlexElite variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549. (See SEC file numbers 333-75702 and 333-103474.) You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The SEC also maintains a Web site (http://www.sec.gov) that contains the Strategic Partners FlexElite SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is set forth in Section 11 of this prospectus.


     For a free copy of the SAI, call us at (888) PRU-2888, or write to us at Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176.

YOU MAY ELECT BEFORE YOUR 3RD AND 6TH CONTRACT ANNIVERSARIES TO HAVE A CREDIT ADDED TO YOUR CONTRACT VALUE. IF YOU MAKE A CREDIT ELECTION, YOUR CHARGES MAY BE HIGHER THAN IF YOU HAD NOT MADE THE ELECTION AND THEY COULD EXCEED YOUR CREDIT AMOUNT IF YOU MAKE A WITHDRAWAL WITHIN 3 YEARS OF YOUR ELECTION.

THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN STRATEGIC PARTNERS FLEXELITE IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF
AMERICA                                                                 ORD01091

THE PRUDENTIAL SERIES FUND



Jennison Portfolio


Prudential Equity Portfolio


Prudential Global Portfolio


Prudential Money Market Portfolio


Prudential Stock Index Portfolio


Prudential Value Portfolio


SP AIM Core Equity Portfolio


SP Davis Value Portfolio


SP LSV International Value Portfolio


SP Mid Cap Growth Portfolio


SP PIMCO High Yield Portfolio


SP PIMCO Total Return Portfolio


SP Prudential U.S. Emerging Growth Portfolio


SP Small Cap Growth Portfolio


SP Small-Cap Value Portfolio


SP Strategic Partners Focused Growth Portfolio


SP T. Rowe Price Large-Cap Growth Portfolio


SP William Blair International Growth Portfolio



AMERICAN SKANDIA TRUST



AST Advanced Strategies Portfolio


AST Aggressive Asset Allocation Portfolio


AST AllianceBernstein Core Value Portfolio


AST AllianceBernstein Growth & Income Portfolio


AST AllianceBernstein Managed Index 500 Portfolio


AST American Century Income & Growth Portfolio


AST American Century Strategic Balanced Portfolio


AST Balanced Asset Allocation Portfolio


AST Capital Growth Asset Allocation Portfolio


AST Cohen & Steers Realty Portfolio


AST Conservative Asset Allocation Portfolio


AST DeAM Large-Cap Value Portfolio


AST DeAM Small-Cap Growth Portfolio


AST DeAM Small-Cap Value Portfolio


AST Federated Aggressive Growth Portfolio


AST First Trust Balanced Target Portfolio


AST First Trust Capital Appreciation Target Portfolio


AST Global Allocation Portfolio


AST Goldman Sachs Concentrated Growth Portfolio


AST Goldman Sachs Mid-Cap Growth Portfolio


AST High Yield Portfolio


AST JPMorgan International Equity Portfolio


AST Large-Cap Value Portfolio


AST Lord Abbett Bond-Debenture Portfolio


AST Marsico Capital Growth Portfolio


AST MFS Global Equity Portfolio


AST MFS Growth Portfolio


AST Mid Cap Value Portfolio


AST Neuberger Berman Mid-Cap Growth Portfolio


AST Neuberger Berman Mid-Cap Value Portfolio


AST PIMCO Limited Maturity Bond Portfolio


AST Preservation Asset Allocation Portfolio


AST Small-Cap Value Portfolio


AST T. Rowe Price Asset Allocation Portfolio


AST T. Rowe Price Global Bond Portfolio


AST T. Rowe Price Natural Resources Portfolio



GARTMORE VARIABLE INSURANCE TRUST



GVIT Developing Markets Fund



JANUS ASPEN SERIES



Large Cap Growth Portfolio -- Service Shares


--------------------------------------------------------------------------------
 2

CONTENTS
--------------------------------------------------------------------------------


                                       PART I: STRATEGIC PARTNERS FLEXELITE PROSPECTUS
                                       -----------------------------------------------------------------

                                       SUMMARY
                                       -----------------------------------------------------------------
                                                Glossary................................................      6
                                                Summary.................................................     11
                                                Risk Factors............................................     15
                                                Summary Of Contract Expenses............................     16
                                                Expense Examples........................................     21

                                       PART II: STRATEGIC PARTNERS FLEXELITE PROSPECTUS
                                       -----------------------------------------------------------------

                                       SECTIONS 1-11
                                       -----------------------------------------------------------------
                                           Section 1: What Is The Strategic Partners FlexElite Variable
                                             Annuity?...................................................     26
                                                Short Term Cancellation Right Or "Free Look"............     26

                                           Section 2: What Investment Options Can I Choose?.............     27
                                                Variable Investment Options.............................     27
                                                Fixed Interest Rate Options.............................     42
                                                Market Value Adjustment Option..........................     43
                                                Transfers Among Options.................................     45
                                                Additional Transfer Restrictions........................     46
                                                Dollar Cost Averaging...................................     47
                                                Asset Allocation Program................................     48
                                                Auto-Rebalancing........................................     48
                                                Scheduled Transactions..................................     48
                                                Voting Rights...........................................     49
                                                Substitution............................................     49

                                           Section 3: What Kind Of Payments Will I Receive During The
                                             Income Phase? (Annuitization)..............................     50
                                                Payment Provisions......................................     50
                                                Payment Provisions Without The Guaranteed Minimum Income
                                                  Benefit...............................................     50
                                                    Option 1: Annuity Payments For A Fixed Period.......     50
                                                    Option 2: Life Income Annuity Option................     50
                                                    Option 3: Interest Payment Option...................     51
                                                    Other Annuity Options...............................     51
                                                Tax Considerations......................................     51
                                                Guaranteed Minimum Income Benefit.......................     51
                                                    GMIB Roll-Up........................................     52
                                                    GMIB Option 1 -- Single Life Payout Option..........     54
                                                    GMIB Option 2 -- Joint Life Payout Option...........     54
                                                How We Determine Annuity Payments.......................     55

                                           Section 4: What Is The Death Benefit?........................     57
                                                Beneficiary.............................................     57
                                                Calculation Of The Death Benefit........................     57
                                                Guaranteed Minimum Death Benefit........................     57
                                                    GMDB Roll-Up........................................     58
                                                    GMDB Step-Up........................................     58
                                                Highest Daily Value Death Benefit.......................     59
                                                Calculation Of The Highest Daily Value Death Benefit....     60
                                                Payout Options..........................................     61
                                                Earnings Appreciator Benefit............................     61
                                                Spousal Continuance Benefit.............................     62

                                           Section 5: What Is The Lifetime Five(SM) Income Benefit?.....     65
                                                Lifetime Five Income Benefit............................     65
                                                Spousal Lifetime Five Income Benefit....................     71


--------------------------------------------------------------------------------

CONTENTS CONTINUED
--------------------------------------------------------------------------------

                                           Section 6: What Is The Income Appreciator Benefit?...........     77
                                                Income Appreciator Benefit..............................     77
                                                Calculation Of The Income Appreciator Benefit...........     77
                                                Income Appreciator Benefit Options During The
                                                  Accumulation Phase....................................     78
                                           Section 7: How Can I Purchase A Strategic Partners FlexElite
                                             Contract? .................................................     81
                                                Purchase Payments.......................................     81
                                                Allocation Of Purchase Payments.........................     81
                                                Credit Election.........................................     81
                                                Calculating Contract Value..............................     82
                                           Section 8: What Are The Expenses Associated With The
                                             Strategic Partners FlexElite Contract?.....................     83
                                                Insurance And Administrative Charges....................     83
                                                Withdrawal Charge.......................................     84
                                                Waiver Of Withdrawal Charge For Critical Care...........     85
                                                Minimum Distribution Requirements.......................     85
                                                Contract Maintenance Charge.............................     85
                                                Guaranteed Minimum Income Benefit Charge................     85
                                                Income Appreciator Benefit Charge.......................     86
                                                Earnings Appreciator Benefit Charge.....................     86
                                                Taxes Attributable To Premium...........................     87
                                                Transfer Fee............................................     87
                                                Company Taxes...........................................     87
                                                Underlying Mutual Fund Fees.............................     88
                                           Section 9: How Can I Access My Money?........................     89
                                                Withdrawals During The Accumulation Phase...............     89
                                                Automated Withdrawals...................................     89
                                                Suspension Of Payments Or Transfers.....................     89
                                           Section 10: What Are The Tax Considerations Associated With
                                             The Strategic Partners FlexElite Contract?.................     91
                                                Contracts Owned By Individuals (Not Associated With
                                                  Tax-Favored Retirement Plans).........................     91
                                                Contracts Held By Tax Favored Plans.....................     94
                                           Section 11: Other Information................................     98
                                                Pruco Life Insurance Company............................     98
                                                The Separate Account....................................     98
                                                Sale And Distribution Of The Contract...................     98
                                                Litigation..............................................     99
                                                Assignment..............................................    100
                                                Financial Statements....................................    100
                                                Statement Of Additional Information.....................    100
                                                Householding............................................    100
                                                Market-Value Adjustment Formula.........................    101
                                           Appendix A...................................................    104
                                                Accumulation Unit Values................................    104
                                           Appendix B...................................................    116
                                                Selecting The Variable Annuity That's Right For You.....    116


--------------------------------------------------------------------------------
 4

PART I SUMMARY
--------------------------------------------------------------------------------
STRATEGIC PARTNERS FLEXELITE PROSPECTUS

--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
GLOSSARY
--------------------------------------------------------------------------------
WE HAVE TRIED TO MAKE THIS PROSPECTUS AS EASY TO READ AND UNDERSTAND AS POSSIBLE. BY THE NATURE OF THE CONTRACT, HOWEVER, CERTAIN TECHNICAL WORDS OR TERMS ARE UNAVOIDABLE. WE HAVE IDENTIFIED THE FOLLOWING AS SOME OF THESE WORDS OR TERMS.

ACCUMULATION PHASE

The period that begins with the contract date (which we define below) and ends when you start receiving income payments, or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ADJUSTED CONTRACT VALUE

When you begin receiving income payments, the value of your contract adjusted for any market value adjustment minus any charge we impose for premium taxes, withdrawal charge and credit election withdrawal charge.

ADJUSTED PURCHASE PAYMENT

Your invested purchase payment is adjusted for any subsequent withdrawals. The adjusted purchase payment is used only for calculations of the Earnings Appreciator Benefit.

ANNUAL INCOME AMOUNT


Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as the annuitant lives. The annual income amount is set initially as a percentage of the Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up. Under the Spousal Lifetime Five Income Benefit, the annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.


ANNUAL WITHDRAWAL AMOUNT

Under the terms of the Lifetime Five Income Benefit, an amount that you can withdraw each year as long as there is Protected Withdrawal Value remaining. The Annual Withdrawal Amount is set initially to equal 7% of the initial Protected Withdrawal Value, but will be adjusted to reflect subsequent purchase payments, withdrawals, and any step-up.

ANNUITANT

The person whose life determines the amount of income payments that we will pay. If the annuitant dies before the annuity date, the co-annuitant (if any) becomes the annuitant if the contract's requirements for changing the annuity date are met. If, upon the death of the annuitant, there is no surviving eligible co-annuitant, and the owner is not the annuitant, then the owner becomes the annuitant.

ANNUITY DATE

The date when income payments are scheduled to begin. You must have our permission to change the annuity date. If the co-annuitant becomes the annuitant due to the death of the annuitant, and the co-annuitant is older than the annuitant, then the annuity date will be based on the age of the co-annuitant, provided that the contract's requirements for changing the annuity date are met (e.g., the co-annuitant cannot be older than a specified age). If the co-annuitant is younger than the annuitant, then the annuity date will remain unchanged.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

BUSINESS DAY

A day on which the New York Stock Exchange is open for business. Our business day generally ends at 4:00 p.m. Eastern time.

CO-ANNUITANT

The person shown on the contract data pages who becomes the annuitant (if eligible) upon the death of the annuitant if the contract's requirement for changing the annuity date are met. No co-annuitant may be designated if the owner is a non-natural person.

--------------------------------------------------------------------------------
 6

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

CONTRACT DATE

The date we accept your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACT OWNER, OWNER OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

This is the total value of your contract, equal to the sum of the values of your investment in each investment option you have chosen. Your contract value will go up or down based on the performance of the investment options you choose.

CREDIT

The amount we add to your contract value if you make a credit election.

CREDIT ELECTION

Your election to have a credit added to your contract value. At least 30 calendar days prior to your 3rd and 6th contract anniversaries, we will notify you of your option to make a credit election. We will give you notice only if the credit election is available under your contract and you have not previously declined to receive a credit. We must receive the credit election in good order no later than the applicable contract anniversary.

DAILY VALUE

For purposes of the Highest Daily Value Death Benefit, which we describe below, the contract value as of the end of each business day. The Daily Value on the contract date is equal to your purchase payment.

DEATH BENEFIT

If a death benefit is payable, the beneficiary you designate will receive, at a minimum, the total invested purchase payments, reduced proportionally by withdrawals, or a potentially greater amount related to market appreciation. The Guaranteed Minimum Death Benefit, or Highest Daily Value Death Benefit, is available for an additional charge. See Section 4, "What Is The Death Benefit?"

DEATH BENEFIT TARGET DATE

With respect to the Highest Daily Value Death Benefit, the later of the contract anniversary on or after the 80th birthday of the current contract owner the older of either joint owner or (if owned by an entity) the annuitant, or five years after the contract date.


DESIGNATED LIFE



For purposes of the Spousal Lifetime Five Income Benefit, a Designated Life refers to each of two natural persons who are each other's spouses at the time of election of the Spousal Lifetime Five Income Benefit and at the first death of one of them.


DOLLAR COST AVERAGING FIXED RATE OPTION (DCA FIXED RATE OPTION)

An investment option that offers a fixed rate of interest for a selected period during which periodic transfers are automatically made to selected variable investment options or to the one-year fixed interest rate option.

EARNINGS APPRECIATOR BENEFIT (EAB)

An optional feature available for an additional charge that may provide a supplemental death benefit based on earnings under the contract.


EXCESS INCOME/EXCESS WITHDRAWAL



Under the Spousal Lifetime Five Income Benefit and Lifetime Five Income Benefit, Excess Income refers to cumulative withdrawals that exceed the Annual Income Amount. Under the Lifetime Five Income Benefit, Excess Withdrawal refers to cumulative withdrawals that exceed the Annual Withdrawal Amount.


FIXED INTEREST RATE OPTIONS

Investment options that offer a fixed rate of interest for either a one-year period (fixed rate option) or a selected period during which periodic transfers are made to selected variable investment options or to the one-year fixed rate option.

GOOD ORDER

An instruction received at the Prudential Annuity Service Center, utilizing such forms, signatures and dating as we require, which is sufficiently clear that we do not need to exercise any discretion to follow such instructions.

--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
GLOSSARY CONTINUED
--------------------------------------------------------------------------------

GUARANTEE PERIOD

A period of time during which your invested purchase payment in the market value adjustment option earns interest at the declared rate. We may offer one or more guarantee periods.

GUARANTEED MINIMUM DEATH BENEFIT (GMDB)

An optional feature available for an additional charge that guarantees that the death benefit that the beneficiary receives will be no less than a certain GMDB protected value. The GMDB is a different death benefit than the Highest Daily Value Death Benefit, which we describe below.

GMDB PROTECTED VALUE

The amount guaranteed under the Guaranteed Minimum Death Benefit, which may equal the GMDB roll-up value, the GMDB step-up value, or the greater of the two. The GMDB protected value will be subject to certain age restrictions and time durations, however, it will still increase by subsequent invested purchase payments and reduce proportionally by withdrawals.

GMDB ROLL-UP

We use the GMDB roll-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. The GMDB roll-up is equal to the invested purchase payments compounded daily at an effective annual interest rate starting on the date that each invested purchase payment is made, subject to a cap (for certain contracts), and reduced by the effect of withdrawals.

GMDB STEP-UP

We use the GMDB step-up value to compute the GMDB protected value of the Guaranteed Minimum Death Benefit. Generally speaking, the GMDB step-up establishes a "high water mark" of protected value that we would pay upon death, even if the contract value has declined. For example, if the GMDB step-up were set at $100,000 on a contract anniversary, and the contract value subsequently declined to $80,000 on the date of death, the GMDB step-up value would nonetheless remain $100,000 (assuming no additional purchase payments or withdrawals).

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

An optional feature available for an additional charge that guarantees that the income payments you receive during the income phase will be no less than a certain GMIB protected value applied to the GMIB guaranteed annuity purchase rates.

GMIB PROTECTED VALUE

We use the GMIB protected value to calculate annuity payments should you annuitize under the Guaranteed Minimum Income Benefit.

     The value is calculated daily and is equal to the GMIB roll-up, until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries or number of years since last GMIB reset. At such point, the GMIB protected value will be increased by any subsequent invested purchase payments, and any withdrawals will proportionally reduce the GMIB protected value. The GMIB protected value is not available as a cash surrender benefit or a death benefit, nor is it used to calculate the cash surrender value or death benefit.

GMIB RESET

You may elect to "step-up" or "reset" your GMIB protected value if your contract value is greater than the current GMIB protected value. Upon exercise of the reset provision, your GMIB protected value will be reset to equal your current contract value. You are limited to two resets over the life of your contract, provided that certain annuitant age requirements are met.

GMIB ROLL-UP

We will use the GMIB roll-up value to compute the GMIB protected value of the Guaranteed Minimum Income Benefit. The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual interest rate starting on the date each invested purchase payment is made, subject to a cap, and reduced proportionally by withdrawals.

HIGHEST DAILY VALUE DEATH BENEFIT

An optional death benefit available for an additional charge that can provide a death benefit that exceeds the contract value on the date of death. The amount of the death benefit is determined with reference to the Highest Daily Value, as defined below.

--------------------------------------------------------------------------------
 8

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

HIGHEST DAILY VALUE

An amount equal to the highest of all previous "Daily Values" less proportional withdrawals since such date and plus any purchase payments since such date.

INCOME APPRECIATOR BENEFIT (IAB)

An optional feature that may be available for an additional charge that provides a supplemental living benefit based on earnings under the contract.

IAB AUTOMATIC WITHDRAWAL PAYMENT PROGRAM

A series of payments consisting of a portion of your contract value and Income Appreciator Benefit paid to you in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

IAB CREDIT

An amount we add to your contract value that is credited in equal installments over a 10 year period, which you may choose, if you elect to receive the Income Appreciator Benefit during the accumulation phase.

INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, we also refer to these as payout or annuity options.

INCOME PHASE

The period during which you receive income payments under the contract.

INVESTED PURCHASE PAYMENTS

Your purchase payments (which we define below) less any deduction we make for any tax charge.

JOINT OWNER


The person named as the joint owner, who shares ownership rights with the owner as defined in the contract. A joint owner must be a natural person.


LIFETIME FIVE INCOME BENEFIT


An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value. We also offer a variant of the Lifetime Five Income Benefit to certain spousal owners -- see "Spousal Lifetime Five Income Benefit."


MARKET VALUE ADJUSTMENT

An adjustment to your contract value or withdrawal proceeds that is based on the relationship between interest you are currently earning within the market value adjustment option and prevailing interest rates. This adjustment may be positive or negative.

MARKET VALUE ADJUSTMENT OPTION

An investment option for contracts sold on or after May 1, 2003, or upon subsequent state approval. This investment option may offer various guarantee periods and pays a fixed rate of interest with respect to each guarantee period. We impose a market value adjustment on withdrawals that you make from this option prior to the end of its guarantee period.

NET PURCHASE PAYMENTS

Your total purchase payments less any withdrawals you have made.

PROPORTIONAL WITHDRAWALS

A method that involves calculating the percentage of your contract value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the applicable benefit value by reducing such value in the same proportion as the contract value was reduced by the withdrawal as of the date the withdrawal occurred.

PROTECTED WITHDRAWAL VALUE


Under the Lifetime Five Income Benefit, we guarantee an amount that you can withdraw each year until those annual withdrawals, when added together, reach an aggregate limit. We call that aggregate limit the Protected Withdrawal Value. Purchase payments and withdrawals you make will result in an adjustment to the Protected Withdrawal Value. In addition, you may elect to step-up your Protected Withdrawal Value under certain circumstances. Under the Spousal Lifetime Five Income Benefit, Protected Withdrawal Value refers to a value that is used


--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
GLOSSARY CONTINUED
--------------------------------------------------------------------------------


to determine the Annual Income Amount. The initial Protected Withdrawal Value is equal to the greater of three specified amounts. (See "Initial Protected Withdrawal Value" within the section describing the Spousal Lifetime Five Income Benefit.)


PRUDENTIAL ANNUITY SERVICE CENTER

For general correspondence: P.O. Box 7960, Philadelphia, PA, 19176. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The phone number is (888) PRU-2888. Prudential's Web site is www.prudential.com.

PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life Flexible Premium Variable Annuity Account. The separate account is set apart from all of the general assets of Pruco Life.


SPOUSAL LIFETIME FIVE INCOME BENEFIT



An optional feature available for an additional charge that guarantees the ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on the contract value, subject to our rules regarding the timing and amount of withdrawals. Under the Spousal Lifetime Five Income Benefit, an annual income amount is paid until the later death of two natural persons who are each other's spouses at the time of election and at the first death of one of them.


STATEMENT OF ADDITIONAL INFORMATION

A document containing certain additional information about the Strategic Partners FlexElite variable annuity. We have filed the Statement of Additional Information with the Securities and Exchange Commission and it is legally a part of this prospectus. To learn how to obtain a copy of the Statement of Additional Information, see the front cover of this prospectus.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. Generally, you do not pay taxes on your contract earnings until you take money out of your contract. You should be aware that tax favored plans (such as IRAs) already provide tax deferral regardless of whether they invest in annuity contracts. See
Section 10, "What Are The Tax Considerations Associated With The Strategic Partners FlexElite Contract?"

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the underlying mutual fund that are held as an investment for that option. We hold these shares in the separate account. The division of the separate account of Pruco Life that invests in a particular mutual fund is referred to in your contract as a subaccount.

--------------------------------------------------------------------------------
 10

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
SUMMARY FOR SECTIONS 1-11
--------------------------------------------------------------------------------

FOR A MORE COMPLETE DISCUSSION OF THE FOLLOWING TOPICS, SEE THE CORRESPONDING
SECTION IN PART II OF THE PROSPECTUS.

SECTION 1
WHAT IS THE STRATEGIC PARTNERS FLEXELITE VARIABLE ANNUITY?

The Strategic Partners FlexElite Variable Annuity is a contract between you, the owner, and us, the insurance company, Pruco Life Insurance Company (Pruco Life, we or us). The contract allows you to invest on a tax-deferred basis in variable investment options, fixed interest rate options, and the market value adjustment option. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit.

   The variable investment options available under the contract offer the opportunity for a favorable return. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value, including an investment in Prudential Money Market Portfolio variable investment option.

   The fixed interest rate options offer a guaranteed interest rate. While your money is allocated to one of these options, your principal amount will not decrease and we guarantee that your money will earn at least a minimum interest rate annually.


   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed to be at least the minimum interest rate dictated by applicable state law.


   You may make up to 12 free transfers each contract year among the investment options. Certain restrictions apply to transfers involving the fixed interest rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase.

- During the accumulation phase, any earnings grow on a tax-deferred basis and are generally only taxed as income when you make a withdrawal.

- The income phase starts when you begin receiving regular payments from your contract.

   The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you select.

   The contract offers a choice of income and death benefit options, which may also be available to you.

   There are certain state variations to this contract that are referred to in this prospectus. Please see your contract for further information on these and other variations.

   We may amend the contract as permitted by law. For example, we may add new features to the contract. Subject to applicable law, we determine whether or not to make such contract amendments available to contracts that already have been issued.

   If you change your mind about owning Strategic Partners FlexElite, you may cancel your contract within 10 days after receiving it (or whatever time period is required under applicable law). This time period is referred to as the "Free Look" period.

SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?

You can invest your money in several variable investment options. The variable investment options are classified according to their investment style, and a brief description of each portfolio's investment objective and key policies is set forth in Section 2, to assist you in determining which portfolios may be of interest to you.

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the performance of the underlying mutual fund portfolios used by the variable investment options that you choose. Past performance is not a guarantee of future results.


   You may also allocate your money to fixed interest rate options or in a market value adjustment option.


--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
SUMMARY FOR SECTIONS 1-11 CONTINUED
--------------------------------------------------------------------------------

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)

If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

   For an additional fee, you may also choose, if it is available under your contract, the Guaranteed Minimum Income Benefit (GMIB). The Guaranteed Minimum Income Benefit provides that once the income period begins, your income payments will be no less than a value that is based on a certain "GMIB protected value" applied to the GMIB guaranteed annuity purchase rates. See Section 3, "What Kind Of Payments Will I Receive During The Income Phase?"


   The Lifetime Five Income Benefit, the Spousal Lifetime Five Income Benefit (discussed in Section 5) and the Income Appreciator Benefit (discussed in
Section 6) each may provide an additional amount upon which your annuity payments are based.


SECTION 4
WHAT IS THE DEATH BENEFIT?

FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, in general, if the sole owner or first to die of the owner and joint owner dies before the income phase of the contract begins, the person(s) or entity that you have chosen as your beneficiary will receive at a minimum, the greater of (i) the contract value, (ii) either the base death benefit or, for a higher insurance charge, a potentially larger Guaranteed Minimum Death Benefit (GMDB), or Highest Daily Value Death Benefit.

   The base death benefit equals the total invested purchase payments reduced proportionally by withdrawals. The Guaranteed Minimum Death Benefit is equal to a "GMDB protected value" that depends upon which of the following Guaranteed Minimum Death Benefit options you choose:

- the highest value of the contract on any contract anniversary, which we call the "GMDB step-up value";

- the total amount you invest increased by a guaranteed rate of return, which we call the "GMDB roll-up value"; or

-  the greater of the GMDB step-up value and GMDB roll-up value.

   The Highest Daily Value Death Benefit provides a death benefit equal to the greater of the base death benefit or the highest daily value less proportional withdrawals.

   FOR ALL OTHER CONTRACTS, THE DEATH BENEFIT OPTIONS ARE MORE LIMITED, AND THE DEATH BENEFIT WILL BE PAID UPON THE DEATH OF THE SOLE OWNER OR IF SPOUSAL JOINT OWNERS, THE LAST SURVIVING OWNER.

   On the date we receive proof of death in good order, in lieu of paying a death benefit, we will allow the surviving spouse to continue the contract by exercising the Spousal Continuance Benefit, if the conditions that we describe, in Section 4, below are met.

   For an additional fee, you may also choose, if it is available under your contract, the Earnings Appreciator supplemental death benefit, which provides a benefit payment upon the death of the sole owner, or first to die of the owner or joint owner, during the accumulation period.

SECTION 5
WHAT IS THE LIFETIME FIVE(SM) INCOME BENEFIT?

The Lifetime Five Income Benefit is an optional feature that guarantees your ability to withdraw an amount equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amounts of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit"), and the other is designed to provide a greater annual withdrawal amount (than the first option), as long as there is Protected Withdrawal Value (adjusted, as described in Section 5) (the "Withdrawal Benefit"). The annuitant must be at least 45 years old when the Lifetime Five Income Benefit is elected.

--------------------------------------------------------------------------------
 12

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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

   The charge for the Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.60% of the contract value allocated to the variable investment options. This charge is in addition to the charge for the applicable death benefit.


   In addition to the Lifetime Five Income Benefit, we offer a benefit called the Spousal Lifetime Five Income Benefit. The Spousal Lifetime Five Income Benefit is similar to the Lifetime Five Income Benefit, except that it is offered only to those who are each other's spouses at the time the benefit is elected, and the benefit offers only a Life Income Benefit (not the Withdrawal Benefit). The charge for the Spousal Lifetime Five Income Benefit is a daily fee equal on an annual basis to 0.75% of the contract value allocated to the variable investment options. The charge is in addition to the charge for the applicable death benefit.


SECTION 6
WHAT IS THE INCOME APPRECIATOR BENEFIT?

The Income Appreciator Benefit is an optional benefit, available for an additional charge, that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. You can activate this benefit in one of three ways, as described in Section 6. Note, however, that the annuitization options within this benefit are limited.

SECTION 7
HOW CAN I PURCHASE A STRATEGIC PARTNERS FLEXELITE CONTRACT?


You can purchase this contract, unless we agree otherwise and subject to our rules, with a minimum initial purchase payment of $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. Generally, you can make additional purchase payments of $500 ($100 if made through electronic funds transfer) or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. In addition, certain age limits apply to certain features and benefits described herein.

SECTION 8
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS FLEXELITE CONTRACT?

The contract has insurance features and investment features, both of which have related costs and charges.

- Each year (or upon full surrender) we deduct a contract maintenance charge if your contract value is less than $100,000. This charge is currently equal to the lesser of $50 or 2% of your contract value. We do not impose the contract maintenance charge if your contract value is $50,000 or more. We may impose lesser charges in certain states.

- For insurance and administrative costs, we also deduct a daily charge based on the average daily value of all assets allocated to the variable investment options, depending on the death benefit (or other) option that you choose. The daily cost is equivalent to an annual charge as follows:

    - 1.65% if you choose the base death benefit,

    - 1.90% if you choose either the roll-up or the step-up Guaranteed Minimum Death Benefit option (i.e., 0.25% in addition to the base death benefit charge),

    - 2.00% if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge),


    - 2.15% if you choose the Highest Daily Value Death Benefit (i.e., 0.50% in addition to the base death benefit charge),



    - 0.60% if you choose the Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit, or


--------------------------------------------------------------------------------
                                                                              13
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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
SUMMARY FOR SECTIONS 1-11 CONTINUED
--------------------------------------------------------------------------------


    - 0.75% if you choose the Spousal Lifetime Five Income Benefit. This charge is in addition to the charge for the applicable death benefit.


      The 1.65%, 1.90%, and 2.00% charges referenced immediately above apply to any Strategic Partners FlexElite contract sold on or after May 1, 2003, or upon subsequent state approval.

      For all other contracts, those charges are 1.60%, 1.80%, and 1.90%, respectively. We reserve the right to impose an additional insurance charge of 0.10% annually of average contract value for contracts issued to those aged 76 or older.

      The Highest Daily Value Death Benefit is available only with respect to the version of the contract sold on or after May 1, 2003 or upon subsequent state approval.


- We will deduct an additional charge if you choose the Guaranteed Minimum Income Benefit. We deduct this annual charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts), of the average GMIB protected value.


- We will deduct an additional charge if you choose the Income Appreciator Benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.25% of your contract value.

- We will deduct an additional charge if you choose the Earnings Appreciator supplemental death benefit. We deduct this charge from your contract value on the contract anniversary and upon certain other events. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

- There are a few states/jurisdictions that assess a premium tax on us when you begin receiving regular income payments from your annuity. In those states, we deduct a charge designed to approximate this tax, which can range from 0-3.5% of your contract value.


- There are also expenses associated with the mutual funds. For 2006, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time.


- If you withdraw money within three years of the contract date or a credit election, you may have to pay a withdrawal charge up to 7% on all or part of the withdrawal.

   For more information, including details about other possible charges under the contract, see "Summary Of Contract Expenses" and Section 8, "What Are The Expenses Associated With The Strategic Partners FlexElite Contract?"

SECTION 9
HOW CAN I ACCESS MY MONEY?

You may withdraw money at any time during the accumulation phase. You may, however, be subject to income tax and, if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. If you withdraw money within three years of the contract date or a credit election, we may impose a withdrawal charge.

   Under the market value adjustment option, you will be subject to a market value adjustment if you make a withdrawal prior to the end of a guarantee period.


   We offer an optional benefit, called the Lifetime Five Income Benefit, under which we guarantee that certain amounts will be available to you for withdrawal, regardless of market-related declines in your contract value. You need not participate in this benefit in order to withdraw some or all of your money. We also offer a Spousal Lifetime Five Income Benefit. You also may access your Income Appreciator Benefit through withdrawals.


SECTION 10
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC PARTNERS FLEXELITE CONTRACT?

Your earnings are generally not taxed until withdrawn. If you withdraw money during the accumulation phase,

--------------------------------------------------------------------------------
 14

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

the tax laws treat the withdrawals as a withdrawal of earnings, which are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered a partial return of your original investment and therefore will not be taxable as income. Generally, all amounts withdrawn from an Individual Retirement Annuity (IRA) contract (excluding Roth IRAs) are taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.

SECTION 11
OTHER INFORMATION

This contract is issued by Pruco Life Insurance Company (Pruco Life), a subsidiary of The Prudential Insurance Company of America, and sold by registered representatives of affiliated and unaffiliated broker/dealers.

RISK FACTORS

There are various risks associated with an investment in the market value adjustment option that we summarize below.

   ISSUER RISK. The market value adjustment option, fixed interest rate options, and the contract's other insurance features are available under a contract issued by Pruco Life, and thus backed by the financial strength of that company. If Pruco Life were to experience significant financial adversity, it is possible that Pruco Life's ability to pay interest and principal under the market value adjustment option and fixed interest rate options and to fulfill its insurance guarantees could be impaired.

   RISKS RELATED TO CHANGING INTEREST RATES. You do not participate directly in the investment experience of the bonds and other instruments that Pruco Life holds to support the market value adjustment option. Nonetheless, the market value adjustment formula reflects the effect that prevailing interest rates have on those bonds and other instruments. If you need to withdraw your money prior to the end of a guarantee period and during a period in which prevailing interest rates have risen above their level when you made your purchase, you will experience a "negative" market value adjustment. When we impose this market value adjustment, it could result in the loss of both the interest you have earned and a portion of your purchase payments. Thus, before you commit to a particular guarantee period, you should consider carefully whether you have the ability to remain invested throughout the guarantee period. In addition, we cannot, of course, assure you that the market value adjustment option will perform better than another investment that you might have made.

   RISKS RELATED TO THE WITHDRAWAL CHARGE. We may impose withdrawal charges on amounts withdrawn from the market value adjustment option. If you anticipate needing to withdraw your money prior to the end of a guarantee period, you should be prepared to pay the withdrawal charge that we will impose.

--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

THE PURPOSE OF THIS SUMMARY IS TO HELP YOU TO UNDERSTAND THE COSTS YOU WILL PAY FOR STRATEGIC PARTNERS FLEXELITE. THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

For more detailed information, including additional information about current and maximum charges, see, Section 8, "What Are The Expenses Associated With The Strategic Partners FlexElite Contract?" The individual fund prospectuses contain detailed expense information about the underlying mutual funds.

                      CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE(1)
---------------------------------------------------------------------------
FULL CONTRACT YEARS
---------------------------------------------------------------------------
         0                                                             7%
         1                                                             7%
         2                                                             7%
         3                                                             0%

CREDIT ELECTION WITHDRAWAL CHARGE(2)
---------------------------------------------------------------------------
FULL CONTRACT YEARS
---------------------------------------------------------------------------
         3                                                             7%
         4                                                             7%
         5                                                             7%
         6                                                             7%
         7                                                             7%
         8                                                             7%
         9                                                             0%

MAXIMUM TRANSFER FEE
--------------------------------------------------------------------
         Each transfer after 12(3)                           $ 30.00
CHARGE FOR PREMIUM TAX IMPOSED ON US BY CERTAIN STATES/JURISDICTIONS
--------------------------------------------------------------------
                                        Up to 3.5% of contract value

1: Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We will waive the withdrawal charge if we pay a death benefit or under certain other circumstances. See "Withdrawal Charge" in Section 8. In certain states reduced withdrawal charges may apply. Your contract contains the applicable charges.

2: We impose these withdrawal charges only if you elect to have the credit added to your contract value prior to your 3rd and 6th contract anniversaries. These charges may be lower in certain states.

3: Currently, we charge $10 for each transfer after the twelfth in a contract year. As shown in the table, we can increase that charge up to a maximum of $30, but we have no current intention to do so. We will not charge you for transfers made in connection with Dollar Cost Averaging and Auto-Rebalancing or transfers from the market value adjustment option at the end of a guarantee period, and do not count them toward the limit of 12 free transfers per year.

--------------------------------------------------------------------------------
 16

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying mutual fund fees and expenses.

                           PERIODIC ACCOUNT EXPENSES


MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE AND CONTRACT
CHARGE UPON FULL WITHDRAWAL(4)
-------------------------------------------------------------------------------------------------
                                                                $60.00
INSURANCE AND ADMINISTRATIVE EXPENSES WITH THE INDICATED BENEFITS(5)
  -----------------------------------------------------------------------------------------------
         AS A PERCENTAGE OF ACCOUNT VALUE IN VARIABLE
          INVESTMENT OPTIONS:
         Base Death Benefit                                     1.65% (1.70% for contracts sold
                                                                prior to May 1, 2003, or upon
                                                                subsequent state approval, and if
                                                                you are aged 76 or older)
         Base Death Benefit with Lifetime Five Income Benefit   2.25%
         Base Death Benefit with Spousal Lifetime Five Income
          Benefit                                               2.40%
         Guaranteed Minimum Death Benefit Option -- Roll-Up or
          Step-Up                                               1.90%
         Guaranteed Minimum Death Benefit Option -- Roll-Up or
          Step-Up with Lifetime Five Income Benefit             2.50%
         Guaranteed Minimum Death Benefit Option -- Greater of
          Roll-Up or Step-Up                                    2.00%
         Guaranteed Minimum Death Benefit Option -- Greater of
          Roll-Up or Step-Up with Lifetime Five Income Benefit  2.60%
         Highest Daily Value Death Benefit                      2.15%
         Highest Daily Value Death Benefit with Lifetime Five
          Income Benefit                                        2.75%


ANNUAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS(6) (for contracts sold on or after
   January 20, 2004,  or upon subsequent state approval)
-------------------------------------------------------------------------------------------------
         AS A PERCENTAGE OF AVERAGE GMIB PROTECTED VALUE        0.50%

ANNUAL INCOME APPRECIATOR BENEFIT CHARGE AND CHARGE
  UPON CERTAIN WITHDRAWALS/ANNUITIZATIONS(7)
-------------------------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                      0.25%


ANNUAL EARNINGS APPRECIATOR CHARGE AND CHARGE
  UPON CERTAIN TRANSACTIONS(8)
-------------------------------------------------------------------------------------------------
         AS A PERCENTAGE OF CONTRACT VALUE                      0.30%
            Possible Additional Charge if 66 or older           0.10%
                                                                (i.e., 0.40% total charge if 66
                                                                or older, for certain contracts)

4: Currently, we waive this fee if your contract value is greater than or equal to $100,000. If your contract value is less than $100,000, we currently charge the lesser of $50 or 2% of your contract value. This is a single fee that we assess (a) annually or (b) upon a full withdrawal made on a date other than a contract anniversary. As shown in the table, we can increase this fee in the future up to a maximum of $60, but we have no current intention to do so.

5: The 1.65%, 1.90%, and 2.00% charges listed here apply to any Strategic Partners FlexElite contract sold on or after May 1, 2003, or upon subsequent state approval. For all other contracts, these charges are 1.60%, 1.80%, and 1.90%, respectively, (if the Lifetime Five Income Benefit is elected, total charges are 2.20%, 2.40%, and 2.50%, respectively.) We also reserve the right to impose an additional insurance charge of 0.10% annually of average contract value for contracts issued to those aged 76 or older, under which the Guaranteed Minimum Death Benefit has been selected for contracts sold prior to May 1, 2003, or upon subsequent state approval. The Highest Daily Value Death Benefit is available only with respect to the version of the contract sold on or after May 1, 2003, or upon subsequent state approval.

6: We impose this charge only if you choose the Guaranteed Minimum Income Benefit. This charge is equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts) of the average GMIB protected value, which is calculated daily and generally is equal to the GMIB roll-up value. Subject to certain age restrictions, the roll-up value is the total of all invested purchase payments (after a reset, the contract value at the time of the reset) compounded daily at an effective annual rate of 5%, subject to a cap of 200% of all invested purchase payments. Withdrawals reduce both the roll-up value and the 200% cap. The reduction is equal to the amount of the withdrawal for the first 5% of the roll-up value, calculated as of the latest contract anniversary (or contract date). The amount of the withdrawal in excess of 5% of the roll-up value further reduces the roll-up value and 200% cap proportionally to the additional reduction in contract value after the first 5% withdrawal occurs. We assess this fee each contract anniversary and when you begin the income phase of your contract. We also assess this fee if you make a full withdrawal, but prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. If you make a partial
--------------------------------------------------------------------------------
                                                                              17
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PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
SUMMARY OF CONTRACT EXPENSES CONTINUED
--------------------------------------------------------------------------------

withdrawal, we will assess the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not assess the fee at that time.

7: We impose this charge only if you choose the Income Appreciator Benefit. The charge for this benefit is based on an annual rate of 0.25% of your contract value. The Income Appreciator Benefit charge is calculated: on each contract anniversary, on the annuity date, if a death benefit is payable, upon the death of the sole owner or first to die of the owner or joint owner prior to the annuity date, upon a full or partial withdrawal, and upon a subsequent purchase payment. The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year since the date that the charge was last deducted. Although it may be calculated more often, it is deducted only: on each contract anniversary, on the annuity date, if a death benefit is payable, upon the death of the sole owner or first to die of the owner or joint owners prior to the annuity date, upon a full withdrawal, and upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable charge. With respect to full and partial withdrawals, we prorate the fee based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted. We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

8: We impose this charge only if you choose the Earnings Appreciator Benefit. We deduct this charge annually. We also deduct this charge if you make a full withdrawal or enter the income phase of your contract, or if a death benefit is payable, but prorate the fee to reflect a partial rather than full year. If you make a partial withdrawal, we will deduct the prorated fee if the remaining contract value after the withdrawal would be less than the amount of the prorated fee; otherwise we will not deduct the fee at that time. The fee is also calculated when you make any purchase payment or withdrawal but we do not deduct it until the next deduction date. For contracts sold prior to May 1, 2003, or upon subsequent state approval, we reserve the right to impose an additional charge of 0.10% annually of account value for contracts issued to those aged 66 or older, under which the Earnings Appreciator Benefit has been selected.

                  TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES


The next item shows the minimum and maximum total operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning each underlying mutual fund's fees and expenses is contained below and in the prospectus for each underlying mutual fund. The minimum and maximum total operating expenses depicted below are based on historical fund expenses for the year ended December 31, 2005. Fund expenses are not fixed or guaranteed by the Strategic Partners FlexElite contract, and may vary from year to year.



                                                              Minimum      Maximum
                                                              -------      -------

Total Annual Underlying Mutual Fund Operating Expenses*        0.38%        1.67%



* See, "Summary of Contract Expenses" -- "Underlying Mutual Fund Portfolio Annual Expenses" for more detail on the expenses of the underlying mutual funds.


--------------------------------------------------------------------------------
 18

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
THE PRUDENTIAL SERIES FUND(2)
-------------------------------------------------------------------------------------------------------------------------------
         Jennison Portfolio                                     0.60%            0.03%              --             0.63%
         Prudential Equity Portfolio(3)                         0.45%            0.02%              --             0.47%
         Prudential Global Portfolio(4)                         0.75%            0.07%              --             0.82%
         Prudential Money Market Portfolio                      0.40%            0.05%              --             0.45%
         Prudential Stock Index Portfolio                       0.35%            0.03%              --             0.38%
         Prudential Value Portfolio                             0.40%            0.03%              --             0.43%
         SP Aggressive Growth Asset Allocation
           Portfolio(5,6)                                       0.84%            0.11%              --             0.95%
         SP AIM Core Equity Portfolio                           0.85%            0.15%              --             1.00%
         SP Balanced Asset Allocation Portfolio(5,6)            0.76%            0.09%              --             0.85%
         SP Conservative Asset Allocation Portfolio(5,6)        0.72%            0.08%              --             0.80%
         SP Davis Value Portfolio                               0.75%            0.07%              --             0.82%
         SP Growth Asset Allocation Portfolio(5,6)              0.81%            0.10%              --             0.91%
         SP Large Cap Value Portfolio(5)                        0.80%            0.03%              --             0.83%
         SP LSV International Value Portfolio                   0.90%            0.16%              --             1.06%
         SP Mid Cap Growth Portfolio                            0.80%            0.20%              --             1.00%
         SP PIMCO High Yield Portfolio                          0.60%            0.07%              --             0.67%
         SP PIMCO Total Return Portfolio                        0.60%            0.02%              --             0.62%
         SP Prudential U.S. Emerging Growth Portfolio           0.60%            0.20%              --             0.80%
         SP Small Cap Growth Portfolio                          0.95%            0.10%              --             1.05%
         SP Small-Cap Value Portfolio (formerly SP Goldman
           Sachs Small Cap Value Portfolio)(7)                  0.90%            0.07%              --             0.97%
         SP Strategic Partners Focused Growth Portfolio         0.90%            0.17%              --             1.07%
         SP T. Rowe Price Large-Cap Growth Portfolio
           (formerly SP AllianceBernstein Large-Cap Growth
           Portfolio)(8,9)                                      0.90%            0.16%              --             1.06%
         SP William Blair International Growth Portfolio        0.85%            0.13%              --             0.98%
AMERICAN SKANDIA TRUST(2,10)
-------------------------------------------------------------------------------------------------------------------------------
         AST Advanced Strategies Portfolio                      0.85%            0.18%                             1.03%
         AST Aggressive Asset Allocation Portfolio(11)          1.04%            0.29%              --             1.33%
         AST AllianceBernstein Core Value Portfolio             0.75%            0.19%              --             0.94%
         AST AllianceBernstein Growth & Income Portfolio        0.75%            0.13%              --             0.88%
         AST AllianceBernstein Managed Index 500 Portfolio      0.60%            0.17%              --             0.77%
         AST American Century Income & Growth Portfolio         0.75%            0.18%              --             0.93%
         AST American Century Strategic Balanced Portfolio      0.85%            0.23%              --             1.08%
         AST Balanced Asset Allocation Portfolio(11)            0.95%            0.20%              --             1.15%
         AST Capital Growth Asset Allocation Portfolio(11)      1.00%            0.20%              --             1.20%
         AST Cohen & Steers Realty Portfolio                    1.00%            0.18%              --             1.18%
         AST Conservative Asset Allocation Portfolio(11)        0.94%            0.24%              --             1.18%
         AST DeAM Large-Cap Value Portfolio                     0.85%            0.22%              --             1.07%
         AST DeAM Small-Cap Growth Portfolio                    0.95%            0.20%              --             1.15%
         AST DeAM Small-Cap Value Portfolio                     0.95%            0.24%              --             1.19%
         AST Federated Aggressive Growth Portfolio              0.95%            0.17%              --             1.12%
         AST First Trust Balanced Target Portfolio              0.85%            0.19%              --             1.04%
         AST First Trust Capital Appreciation Target
           Portfolio                                            0.85%            0.19%              --             1.04%
         AST Global Allocation Portfolio                        0.86%            0.23%              --             1.09%
         AST Goldman Sachs Concentrated Growth Portfolio        0.90%            0.16%              --             1.06%
         AST Goldman Sachs Mid-Cap Growth Portfolio             1.00%            0.18%              --             1.18%
         AST High Yield Portfolio (formerly, AST Goldman
           Sachs High Yield Portfolio)(12)                      0.75%            0.19%              --             0.94%
         AST JPMorgan International Equity Portfolio            0.88%            0.19%              --             1.07%
         AST Large-Cap Value Portfolio (formerly AST
           Hotchkis and Wiley Large-Cap Value
           Portfolio)(13,14,15)                                 0.75%            0.16%              --             0.91%
         AST Lord Abbett Bond-Debenture Portfolio               0.80%            0.17%              --             0.97%


--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
SUMMARY OF CONTRACT EXPENSES CONTINUED
--------------------------------------------------------------------------------


UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF THE AVERAGE NET ASSETS OF THE UNDERLYING PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TOTAL ANNUAL
                                                              MANAGEMENT         OTHER                      PORTFOLIO OPERATING
                                                                 FEES         EXPENSES(1)      12B-1 FEES        EXPENSES
         AST Marsico Capital Growth Portfolio                   0.90%            0.13%              --             1.03%
         AST MFS Global Equity Portfolio                        1.00%            0.26%              --             1.26%
         AST MFS Growth Portfolio                               0.90%            0.18%              --             1.08%
         AST Mid Cap Value Portfolio (formerly, AST Gabelli
           All-Cap Value Portfolio)(16)                         0.95%            0.22%              --             1.17%
         AST Neuberger Berman Mid-Cap Growth Portfolio          0.90%            0.18%              --             1.08%
         AST Neuberger Berman Mid-Cap Value Portfolio           0.89%            0.14%              --             1.03%
         AST PIMCO Limited Maturity Bond Portfolio              0.65%            0.15%              --             0.80%
         AST Preservation Asset Allocation Portfolio(11)        0.89%            0.38%              --             1.27%
         AST Small-Cap Value Portfolio(13,17)                   0.90%            0.17%              --             1.07%
         AST T. Rowe Price Asset Allocation Portfolio           0.85%            0.23%              --             1.08%
         AST T. Rowe Price Global Bond Portfolio                0.80%            0.21%              --             1.01%
         AST T. Rowe Price Natural Resources Portfolio          0.90%            0.18%              --             1.08%
GARTMORE VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
         GVIT Developing Markets Fund(18,19)                    1.05%            0.37%           0.25%             1.67%
JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
         Large Cap Growth Portfolio -- Service Shares(19)       0.64%            0.02%           0.25%             0.91%



1. As noted above, shares of the Portfolios generally are purchased through variable insurance products. Some of the Portfolios and/or their investment advisers and/or distributors have entered into arrangements with us as the issuer of the contract under which they compensate us for providing ongoing services in lieu of the Series Fund and/or Trust providing such services. Amounts paid by a Portfolio under those arrangements are included under "Other Expenses."



2. The total actual operating expenses for certain of the Portfolios listed above for the year ended December 31, 2005 were less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements"). These Arrangements are voluntary and may be terminated at any time. In addition, the Arrangements may be modified periodically. For more information regarding the Arrangements, please see the prospectus and statement of additional information for the Portfolios.



3. Effective December 5, 2005, GE Asset Management was removed as sub-adviser to a portion of the Portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) assumed responsibility for the assets previously managed by GE Asset Management.



4. Effective December 5, 2005, LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc., and William Blair & Company, LLC became the sub-advisers of the Portfolio. Prior to December 5, 2005, Jennison Associates LLC served as sub-adviser to the Portfolio.



5. Effective December 5, 2005, the Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.



6. Each asset allocation portfolio invests in a combination of underlying portfolios of The Prudential Series Fund. The total expenses for each asset allocation portfolio are calculated as a blend of the fees of the underlying portfolios, plus a 0.05% advisory fee payable to the investment adviser, Prudential Investments LLC. The 0.05% advisory fee is included in the amount of each investment advisory fee set forth in the table above.



7. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets, then named "SP Goldman Sachs Small Cap Value Portfolio."



8. Effective December 5, 2005, T. Rowe Price Associates replaced Alliance Capital Management, L.P. as sub-adviser of the Portfolio, then named "SP AllianceBernstein Large-Cap Growth Portfolio."



9. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



10. Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust's investment managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004.



11. Effective December 5, 2005, this Portfolio was added as a new asset allocation portfolio.



12. Effective March 20, 2006, Pacific Investment Management Company LLC began managing a portion of the Portfolio's assets, then named "AST Goldman Sachs High Yield Portfolio."



13. Effective December 5, 2005, Salomon Brothers Asset Management Inc. began managing a portion of the Portfolio's assets.



14. Effective December 5, 2005, J.P. Morgan Investment Management, Inc. began managing a portion of the Portfolio's assets, then named "AST Hotchkis and Wiley Large-Cap Value Portfolio."



15. Effective March 20, 2006, Dreman Value Management LLC began managing a portion of the Portfolio's assets.



16. Effective December 5, 2005, EARNEST Partners, LLC and Wedge Capital Management, LLP replaced GAMCO Investors, Inc. as sub-advisers to the Portfolio, then named "AST Gabelli All-Cap Value Portfolio."



17. Effective March 20, 2006, Integrity Asset Management was removed as a sub-adviser to a portion of the Portfolio's assets. Dreman Value Management LLC was added as a sub-adviser and assumed responsibility for the assets previously managed by Integrity Asset Management.



18. Effective January 1, 2006, the management fee was lowered to the base fee described above. Beginning January 1, 2007, the management fee may be adjusted, on a quarterly basis, upward or downward depending on the Fund's performance relative to its benchmark, the MSCI Emerging Market Free Index. As a result, beginning January 1, 2007, if the management fee were calculated taking into account all base fee breakpoints and performance fee adjustments, the management fee could range from 0.85% at its lowest to 1.15% at its highest.



19. Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
 20

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY
EXPENSE EXAMPLES
---------------------------------------------------

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE
COST OF INVESTING IN THE CONTRACT WITH THE COST OF
INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS.
THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION
EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL
EXPENSES, AND UNDERLYING MUTUAL FUND FEES AND
EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE
CONTRACT FOR THE TIME PERIODS INDICATED. THE
EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5%
RETURN EACH YEAR AND ASSUME THE MAXIMUM FEES AND
EXPENSES OF ANY OF THE MUTUAL FUNDS, WHICH DO NOT
REFLECT ANY EXPENSE REIMBURSEMENTS OR WAIVERS.
ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER,
BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE AS
INDICATED IN THE TABLES THAT FOLLOW.

EXPENSE EXAMPLES FOR SUBSEQUENT VERSION OF STRATEGIC PARTNERS FLEXELITE SOLD ON OR AFTER MAY 1, 2003

EXAMPLE 1A: Highest Daily Value Death Benefit; Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, Credit Elections, and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract;

-  You choose the Highest Daily Value Death Benefit;

-  You choose the Earnings Appreciator Benefit;

- You choose the Guaranteed Minimum Income Benefit (for contracts sold beginning January 20, 2004);

-  You choose the Income Appreciator Benefit;

- You make credit elections prior to your 3(rd) and 6(th) contract anniversaries;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

EXPENSE EXAMPLES CONTINUED
--------------------------------------------------------------------------------

EXAMPLE 1b: Highest Daily Value Death Benefit, Guaranteed Minimum Income Benefit, Earnings Appreciator Benefit, Income Appreciator Benefit, Credit Elections, and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 1a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXAMPLE 2a: Base Death Benefit and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract;

-  You choose the Base Death Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year;

-  You do not make a credit election; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 2b: Base Death Benefit and You Do Not Withdraw All Your Assets
This example makes exactly the same assumptions as Example 2a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

EXPENSE EXAMPLES FOR ORIGINAL VERSION OF STRATEGIC PARTNERS FLEXELITE

EXAMPLE 3a: Greater of roll-up and step-up GMDB; Earnings Appreciator Benefit; Credit Elections and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract;

-  You choose the Greater of roll-up and step-up GMDB;

-  You choose the Earnings Appreciator Benefit;

- You make credit elections prior to your 3(rd) and 6(th) contract anniversaries;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 3b: Greater of roll-up and step-up GMDB; Earnings Appreciator Benefit; Credit Elections; and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 3a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

--------------------------------------------------------------------------------
 22

--------------------------------------------------------------------------------
PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

EXAMPLE 4a: Base Death Benefit and You Withdraw All Your Assets

This example assumes that:

-  You invest $10,000 in the Contract;

-  You choose the Base Death Benefit;

- You allocate all of your assets to the variable investment option having the maximum total operating expenses;

-  The investment has a 5% return each year;

-  The mutual fund's total operating expenses remain the same each year;

-  You do not make a credit election; and

-  You withdraw all your assets at the end of the indicated period.

EXAMPLE 4b: Base Death Benefit and You Do Not Withdraw Your Assets

This example makes exactly the same assumptions as Example 4a except that it assumes that you do not withdraw any of your assets at the end of the indicated period.

NOTES FOR EXPENSE EXAMPLES:

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Note that withdrawal charges (which are reflected in Examples 1a, 2a, 3a, and 4a) are assessed in connection with some annuity options, but not others.

The values shown in the 10 year column are the same for the examples with withdrawal charges and the examples without withdrawal charges. This is because, if 3 or more years have elapsed since your last credit election before your 6th contract anniversary, no withdrawal charges apply.


The examples use an average contract maintenance charge, which we calculated based on our estimate of the total contract fees we expect to collect in 2006. Your actual fees will vary based on the amount of your contract and your specific allocation among the investment options.


Premium taxes are not reflected in the examples. We deduct a charge to approximate premium taxes that may be imposed on us in your state. This charge is generally deducted from the amount applied to an annuity payout option.

The table of accumulation unit values appears in Appendix A to this prospectus.

--------------------------------------------------------------------------------

PART I  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SUMMARY

EXPENSE EXAMPLES CONTINUED
--------------------------------------------------------------------------------


HIGHEST DAILY VALUE DEATH BENEFIT; GUARANTEED MINIMUM INCOME BENEFIT;
EARNINGS APPRECIATOR BENEFIT; INCOME APPRECIATOR BENEFIT; CREDIT ELECTIONS
--------------------------------------------------------------------------------
     EXAMPLE 1A:                             EXAMPLE 1B:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
--------------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
--------------------------------------------------------------------------------
     $1,166    $2,232    $3,298    $5,324    $536    $1,602    $2,668    $5,324



BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 2A:                         EXAMPLE 2B:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
---------------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
---------------------------------------------------------------------------
    $1,014   $1,796   $1,967   $4,053   $384    $1,166    $1,967    $4,053



GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT; EARNINGS
APPRECIATOR BENEFIT; CREDIT ELECTIONS
--------------------------------------------------------------------------------
     EXAMPLE 3A:                             EXAMPLE 3B:
     IF YOU WITHDRAW YOUR ASSETS             IF YOU DO NOT WITHDRAW YOUR ASSETS
--------------------------------------------------------------------------------
      1 YR      3 YRS     5 YRS    10 YRS    1 YR     3 YRS     5 YRS    10 YRS
--------------------------------------------------------------------------------
     $1,068    $1,953    $2,856    $4,556    $438    $1,323    $2,226    $4,556



BASE DEATH BENEFIT
---------------------------------------------------------------------------
    EXAMPLE 4A:                         EXAMPLE 4B:
    IF YOU WITHDRAW YOUR ASSETS         IF YOU DO NOT WITHDRAW YOUR ASSETS
---------------------------------------------------------------------------
     1 YR    3 YRS    5 YRS    10 YRS   1 YR     3 YRS     5 YRS    10 YRS
---------------------------------------------------------------------------
    $1,009   $1,782   $1,944   $4,010   $379    $1,152    $1,944    $4,010


--------------------------------------------------------------------------------
 24

                                                                         PART II
STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


PART II SECTIONS 1-11

--------------------------------------------------------------------------------
STRATEGIC PARTNERS FLEXELITE PROSPECTUS

--------------------------------------------------------------------------------

        1:
WHAT IS THE STRATEGIC PARTNERS FLEXELITE

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

THE STRATEGIC PARTNERS FLEXELITE VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, PRUCO LIFE INSURANCE COMPANY (PRUCO LIFE, WE OR US).

Under our contract, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the second contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.


   This annuity contract benefits from tax deferral when it is sold outside a tax-favored plan (generally called a non-qualified annuity). Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.



   If you purchase the annuity contract in a tax-favored plan such as an IRA, that plan generally provides tax deferral even without investing in an annuity contract. In other words, you need not purchase this contract to gain the preferential tax treatment provided by your retirement plan. Therefore, before purchasing an annuity in a tax-favored plan, you should consider whether its features and benefits beyond tax deferral, including the death benefit and income benefits, meet your needs and goals. You should consider the relative features, benefits and costs of this annuity compared with any other investment that you may use in connection with your retirement plan or arrangement.


   Strategic Partners FlexElite is a variable annuity contract. During the accumulation phase, you can allocate your assets among the variable investment options, guaranteed fixed interest rate options, and a market value adjustment option. If you select variable investment options, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the underlying mutual fund(s) associated with that variable investment option.

   Because the underlying mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant is the person whose life is used to determine how much and how long (if applicable) the annuity payments will continue once the income phase begins. On or after the annuity date, the annuitant may not be changed.

   The beneficiary is the person(s) or entity you designate to receive any death benefit. You may change the beneficiary any time prior to the annuity date by making a written request to us.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"

If you change your mind about owning Strategic Partners FlexElite, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive, depending on applicable state law:


- Your full purchase payment less any applicable federal and state income tax withholding; or


- The amount your contract is worth as of the day we receive your request, less any applicable federal and state income tax withholding. This amount may be more or less than your original payment. We impose neither a withdrawal charge nor any market value adjustment if you cancel your contract under this provision.

   To the extent dictated by state law, we will include in your refund the amount of any fees and charges that we deducted.
--------------------------------------------------------------------------------
 26

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY OF THE VARIABLE INVESTMENT OPTIONS, FIXED INTEREST RATE OPTIONS, AND A MARKET VALUE ADJUSTMENT OPTION.

The variable investment options invest in underlying mutual funds managed by leading investment advisers. These underlying mutual funds may sell their shares to both variable annuity and variable life separate accounts of different insurance companies, which could create the kinds of risks that are described in more detail in the current prospectus for the underlying mutual fund. The current prospectuses for the underlying mutual funds also contain other important information about the mutual funds. When you invest in a variable investment option that is funded by a mutual fund, you should read the mutual fund prospectus and keep it for future reference.

VARIABLE INVESTMENT OPTIONS


The following chart classifies each of the portfolios based on our assessment of their investment style (as of the date of this prospectus). The chart also provides a description of each portfolio's investment objective and a short, summary description of their key policies to assist you in determining which portfolios may be of interest to you. There is no guarantee that any portfolio will meet its investment objective. The name of the adviser/sub-adviser for each portfolio appears next to the description.



   The Jennison Portfolio, Prudential Equity Portfolio, Prudential Global Portfolio, Prudential Money Market Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, and each "SP" Portfolio of the Prudential Series Fund, are managed by an indirect, wholly-owned subsidiary of Prudential Financial, Inc. called Prudential Investments LLC (PI) under a
"manager-of-managers" approach.



   Under the manager-of-managers approach, PI has the ability to assign sub-advisers to manage specific portions of a portfolio, and the portion managed by a sub-adviser may vary from 0% to 100% of the portfolio's assets. The sub-advisers that manage some or all of a Prudential Series Fund portfolio are listed on the following chart.


   The portfolios of the American Skandia Trust are co-managed by PI and American Skandia Investment Services, Incorporated, also under a manager-of-managers approach. American Skandia Investment Services, Incorporated is an indirect, wholly-owned subsidiary of Prudential Financial, Inc.

   A fund or portfolio may have a similar name or an investment objective and investment policies resembling those of a mutual fund managed by the same investment adviser that is sold directly to the public. Despite such similarities, there can be no assurance that the investment performance of any such fund or portfolio will resemble that of the publicly available mutual fund.


   Pruco Life has entered into agreements with certain underlying portfolios and/or the investment adviser or distributor of such portfolios. Pruco Life may provide administrative and support services to such portfolios pursuant to the terms of these agreements and under which it receives a fee of up to 0.55% annually (as of May 1, 2006) of the average assets allocated to the portfolio under the contract. These agreements, including the fees paid and services provided, can vary for each underlying mutual fund whose portfolios are offered as sub-accounts.



   In addition, the investment adviser, sub-adviser or distributor of the underlying portfolios may also compensate us by providing reimbursement or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the contract. These services may include, but are not limited to: co-sponsoring various meetings and seminars attended by broker dealer firms' registered representatives and creating marketing material discussing the contract and available options.


   As detailed in the Prudential Series Fund prospectus, although the Prudential Money Market Portfolio is
--------------------------------------------------------------------------------
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

designed to be a stable investment option, it is possible to lose money in that portfolio. For example, when prevailing short-term interest rates are very low, the yield on the Prudential Money Market Portfolio may be so low that, when separate account and contract charges are deducted, you experience a negative return.


   Upon the introduction of the American Skandia Trust Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those portfolios. However, a contract owner who had contract value allocated to a Prudential Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
                                                    THE PRUDENTIAL SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         JENNISON PORTFOLIO: seeks long-term growth of capital. The     Jennison Associates
 GROWTH                            Portfolio invests primarily in equity securities of major,     LLC
                                   established corporations that the Sub-adviser believes offer above-average growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental
                                   analysis. Normally 65% of the Portfolio's total assets are invested in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL EQUITY PORTFOLIO: seeks long-term growth of         Jennison Associates
 BLEND                             capital. The Portfolio invests at least 80% of its net         LLC; Salomon Brothers
                                   assets plus borrowings for investment purposes in common       Asset Management Inc
                                   stocks of major established corporations as well as smaller companies that the Sub-advisers believe offer attractive
                                   prospects of appreciation.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL                     PRUDENTIAL GLOBAL PORTFOLIO: seeks long-term growth of         LSV Asset Management;
 EQUITY                            capital. The Portfolio invests primarily in common stocks      Marsico Capital
                                   (and their equivalents) of foreign and U.S. companies. Each    Management, LLC;
                                   Sub-adviser for the Portfolio generally will use either a      T. Rowe Price
                                   "growth" approach or a "value" approach in selecting either    Associates, Inc.;
                                   foreign or U.S. common stocks.                                 William Blair &
                                                                                                  Company, LLC
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      PRUDENTIAL MONEY MARKET PORTFOLIO: seeks maximum current       Prudential Investment
                                   income consistent with the stability of capital and the        Management, Inc.
                                   maintenance of liquidity. The Portfolio invests in
                                   high-quality short-term money market instruments issued by the U.S. Government or its agencies, as well as by
                                   corporations and banks, both domestic and foreign. The
                                   Portfolio will invest only in instruments that mature in
                                   thirteen months or less, and which are denominated in U.S.
                                   dollars.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL STOCK INDEX PORTFOLIO: seeks investment results     Quantitative
 BLEND                             that generally correspond to the performance of                Management Associates
                                   publicly-traded common stocks. With the price and yield        LLC
                                   performance of the Standard & Poor's 500 Composite Stock
                                   Price Index (S&P 500) as the benchmark, the Portfolio
                                   normally invests at least 80% of investable assets in S&P
                                   500 stocks. The S&P 500 represents more than 70% of the
                                   total market value of all publicly-traded common stocks and is widely viewed as representative of publicly-traded common stocks as a whole. The Portfolio is not "managed" in the
                                   traditional sense of using market and economic analyses to select stocks. Rather, the portfolio manager purchases
                                   stocks in proportion to their weighting in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP                         PRUDENTIAL VALUE PORTFOLIO: seeks long-term growth of          Jennison Associates
 VALUE                             capital through appreciation and income. The Portfolio         LLC
                                   invests primarily in common stocks that the Sub-adviser
                                   believes are undervalued -- those stocks that are trading
                                   below their underlying asset value, cash generating ability and overall earnings and earnings growth. There is a risk
                                   that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the markets for long periods of time.
                                   Normally at least 65% of the Portfolio's total assets is
                                   invested in the common stock and convertible securities of companies that the Sub-adviser believes will provide
                                   investment returns above those of the S&P 500 or the New
                                   York Stock Exchange (NYSE) Composite Index. Most of the
                                   investments will be securities of large capitalization
                                   companies. The Portfolio may invest up to 25% of its total assets in real estate investment trusts (REITs) and up to
                                   30% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO: seeks to      Prudential
 ALLOCATION/                       obtain the highest potential total return consistent with      Investments LLC
 BALANCED                          the specified level of risk tolerance. The Portfolio may
                                   invest in any other Portfolio of the Fund (other than
                                   another SP Asset Allocation Portfolio), the AST Marsico
                                   Capital Growth Portfolio of American Skandia Trust (AST),
                                   and the AST LSV International Value Portfolio of AST (the
                                   Underlying Portfolios). Under normal circumstances, the
                                   Portfolio generally will focus on equity Underlying
                                   Portfolios but will also invest in fixed-income Underlying
                                   Portfolios. (Effective December 5, 2005, this Portfolio was closed to new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   SP AIM CORE EQUITY PORTFOLIO: seeks long-term growth of        AIM Capital
                                   capital. The Portfolio normally invests at least 80% of        Management, Inc.
                                   investable assets in equity securities, including
                                   convertible securities of established companies that have
                                   long-term above-average growth in earnings and growth
                                   companies that the Sub-adviser believes have the potential for above-average growth in earnings. The Portfolio may
                                   invest up to 20% of its total assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 ASSET                             SP BALANCED ASSET ALLOCATION PORTFOLIO: seeks to obtain the    Prudential
 ALLOCATION/                       highest potential total return consistent with the specified   Investments LLC
 BALANCED                          level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). The Portfolio will invest in equity and
                                   fixed-income Underlying Portfolios. (Effective December 5,
                                   2005, this Portfolio was closed to new purchasers and to
                                   existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks to obtain    Prudential
                                   the highest potential total return consistent with the         Investments LLC
                                   specified level of risk tolerance. The Portfolio may invest in any other Portfolio of the Fund (other than another SP
                                   Asset Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on fixed-income Underlying Portfolios but will also invest in equity Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP DAVIS VALUE PORTFOLIO: seeks growth of capital. The         Davis Selected
                                   Portfolio invests primarily in common stocks of U.S.           Advisers, L.P.
                                   companies with market capitalizations of at least $5
                                   billion. It may also invest in stocks of foreign companies and U.S. companies with smaller capitalizations. The
                                   Sub-adviser attempts to select common stocks of businesses that possess characteristics that the Sub-adviser believe
                                   foster the creation of long-term value, such as proven
                                   management, a durable franchise and business model, and
                                   sustainable competitive advantages. The Sub-adviser aims to invest in such businesses when they are trading at a
                                   discount to their intrinsic worth. There is a risk that
                                   "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be
                                   undervalued by the markets for long periods of time.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        SP GROWTH ASSET ALLOCATION PORTFOLIO: seeks to obtain the      Prudential
                                   highest potential total return consistent with the specified   Investments LLC
                                   level of risk tolerance. The Portfolio may invest in any
                                   other Portfolio of the Fund (other than another SP Asset
                                   Allocation Portfolio), the AST Marsico Capital Growth
                                   Portfolio of American Skandia Trust (AST), and the AST LSV
                                   International Value Portfolio of AST (the Underlying
                                   Portfolios). Under normal circumstances, the Portfolio
                                   generally will focus on equity Underlying Portfolios but
                                   will also invest in fixed-income Underlying Portfolios.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   SP LARGE CAP VALUE PORTFOLIO: seeks long-term growth of        Hotchkis and Wiley
                                   capital. The Portfolio normally invests at least 80% of        Capital Management,
                                   investable assets in common stocks and securities              LLC; J.P. Morgan
                                   convertible into common stock of companies that are believed   Investment Management
                                   to be undervalued and have an above-average potential to       Inc., Dreman Value
                                   increase in price, given the company's sales, earnings, book   Management LLC
                                   value, cash flow and recent performance. The Portfolio seeks to achieve its objective through investments primarily in
                                   equity securities of large capitalization companies.
                                   (Effective December 5, 2005, this Portfolio was closed to
                                   new purchasers and to existing contract owners who had not previously invested in the Portfolio.)
-----------------------------------------------------------------------------------------------------------------------


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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP LSV INTERNATIONAL VALUE PORTFOLIO: seeks capital growth.    LSV Asset Management
                                   The Portfolio pursues its objective by primarily investing at least 80% of the value of its assets in the equity
                                   securities of companies in developed non-U.S. countries that are represented in the MSCI EAFE Index. The target of this
                                   Portfolio is to outperform the unhedged US Dollar total
                                   return (net of foreign dividend withholding taxes) of the
                                   MSCI EAFE Index. The Sub-adviser uses proprietary
                                   quantitative models to manage the Portfolio in a bottom-up security selection approach combined with overall portfolio risk management.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP MID CAP GROWTH PORTFOLIO: seeks long-term growth of         Calamos Advisors LLC
                                   capital. The Portfolio normally invests at least 80% of
                                   investable assets in common stocks and related securities, such as preferred stocks, convertible securities and
                                   depositary receipts for those securities. These securities typically are of medium market capitalizations, which the
                                   Sub-adviser believes have above-average growth potential.
                                   Medium market capitalization companies are defined by the
                                   Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
                                   Russell Mid Cap(TM) Growth Index range at the time of the
                                   Portfolio's investment. The Portfolio's investments may
                                   include securities listed on a securities exchange or traded in the over-the-counter markets. The Sub-adviser uses a
                                   bottom-up and top-down analysis in managing the Portfolio.
                                   This means that securities are selected based upon
                                   fundamental analysis, as well as a top-down approach to
                                   diversification by industry and company, and by paying
                                   attention to macro-level investment themes. The Portfolio
                                   may invest in foreign securities (including emerging markets securities).
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO HIGH YIELD PORTFOLIO: seeks to maximize total         Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a two- to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      SP PIMCO TOTAL RETURN PORTFOLIO: seeks to maximize total       Pacific Investment
                                   return consistent with preservation of capital and prudent     Management Company
                                   investment management. The Portfolio will invest in a          LLC (PIMCO)
                                   diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the Portfolio generally will vary within a three-to six-year time frame
                                   based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO: seeks            Jennison Associates
                                   long-term capital appreciation. The Portfolio normally         LLC
                                   invests at least 80% of investable assets in equity
                                   securities of small and medium sized U.S. companies that the
                                   Sub-adviser believes have the potential for above-average
                                   earnings growth.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  SP SMALL CAP GROWTH PORTFOLIO: seeks long-term capital         Eagle Asset
                                   growth. The Portfolio pursues its objective by primarily       Management; Neuberger
                                   investing in the common stocks of small-capitalization         Berman Management,
                                   companies, which is defined as a company with a market         Inc.
                                   capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000
                                   Index during the most recent 11-month period (based on
                                   month-end data) plus the most recent data during the current month.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   SP SMALL-CAP VALUE PORTFOLIO(formerly SP Goldman Sachs Small   Goldman Sachs Asset
                                   Cap Value Portfolio): seeks long-term capital growth. The      Management, L.P.;
                                   Portfolio normally invests at least 80% its net assets plus    Salomon Brothers
                                   borrowings for investment purposes in the equity securities    Asset Management Inc
                                   of small capitalization companies. The Portfolio focuses on equity securities that are believed to be undervalued in the market place.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO: seeks          Alliance Bernstein
                                   long-term growth of capital. The Portfolio normally invests    L.P.; Jennison
                                   at least 65% of total assets in equity-related securities of   Associates LLC
                                   U.S. companies that the Sub-advisers believe to have strong capital appreciation potential. The Portfolio's strategy is to combine the efforts of two Sub-advisers and to invest in the favorite stock selection ideas of three portfolio
                                   managers (two of whom invest as a team). Each Sub-adviser to the Portfolio utilizes a growth style to select
                                   approximately 20 securities. The portfolio managers build a portfolio with stocks in which they have the highest
                                   confidence and may invest more than 5% of the Portfolio's
                                   assets in any one issuer. The Portfolio is nondiversified, meaning it can invest a relatively high percentage of its
                                   assets in a small number of issuers. Investing in a
                                   nondiversified portfolio, particularly a portfolio investing in approximately 40 equity-related securities, involves
                                   greater risk than investing in a diversified portfolio
                                   because a loss resulting from the decline in the value of
                                   one security may represent a greater portion of the total
                                   assets of an on diversified portfolio.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (formerly SP       T. Rowe Price
                                   AllianceBernstein Large-Cap Growth Portfolio): seeks           Associates, Inc.
                                   long-term capital growth. Under normal circumstances, the
                                   Portfolio invests at least 80% of its net assets plus
                                   borrowings for investment purposes in the equity securities of large-cap companies. The Sub-adviser generally looks for companies with an above-average rate of earnings and cash
                                   flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during
                                   times of slow economic growth.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11



                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO: seeks         William Blair &
                                   long-term capital appreciation. The Portfolio invests          Company, LLC
                                   primarily in stocks of large and medium-sized companies
                                   located in countries included in the Morgan Stanley Capital
                                   International All Country World Ex-U.S. Index. Under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities. The Portfolio's assets
                                   normally will be allocated among not fewer than six
                                   different countries and will not concentrate investments in any particular industry. The Portfolio seeks companies that historically have had superior growth, profitability and
                                   quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance.
-----------------------------------------------------------------------------------------------------------------------
                                                      AMERICAN SKANDIA TRUST
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST ADVANCED STRATEGIES PORTFOLIO: seeks a high level of       Marsico Capital
                                   absolute return. The Portfolio invests primarily in a          Management, LLC; T.
                                   diversified portfolio of equity and fixed income securities    Rowe Price
                                   across different investment categories and investment          Associates, Inc.; LSV
                                   managers. The Portfolio pursues a combination of traditional   Asset Management;
                                   and non-traditional investment strategies.                     William Blair &
                                                                                                  Company, L.L.C.;
                                                                                                  Pacific Investment
                                                                                                  Management Company
                                                                                                  LLC (PIMCO)
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO: seeks the highest   American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   92.5% to 100% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 0% to 7.5% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO: seeks long-term    AllianceBernstein
                                   capital growth by investing primarily in common stocks. The    L.P.
                                   Sub-adviser expects that the majority of the Portfolio's
                                   assets will be invested in the common stocks of large
                                   companies that appear to be undervalued. Among other things, the Portfolio seeks to identify compelling buying
                                   opportunities created when companies are undervalued on the basis of investor reactions to near-term problems or
                                   circumstances even though their long-term prospects remain sound. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO: seeks         AllianceBernstein
                                   long-term growth of capital and income while attempting to     L.P.
                                   avoid excessive fluctuations in market value. The Portfolio normally will invest in common stocks (and securities
                                   convertible into common stocks). The Sub-adviser will take a value-oriented approach, in that it will try to keep the
                                   Portfolio's assets invested in securities that are selling at reasonable valuations in relation to their fundamental
                                   business prospects. The stocks that the Portfolio will
                                   normally invest in are those of seasoned companies.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP BLEND                   AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (AST         AllianceBernstein
                                   AllianceBernstein Growth + Value Portfolio merged into this    L.P.
                                   Portfolio): seeks to outperform the Standard & Poor's 500
                                   Composite Stock Price Index (the "S&P (R) 500") through
                                   stock selection resulting in different weightings of common stocks relative to the index. The Portfolio will invest,
                                   under normal circumstances, at least 80% of its net assets in securities included in the S&P(R) 500.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO: seeks          American Century
                                   capital growth with current income as a secondary objective.   Investment
                                   The Portfolio invests primarily in common stocks that offer    Management, Inc.
                                   potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The Sub-adviser utilizes a quantitative management technique with a goal of building an equity
                                   portfolio that provides better returns than the S&P 500
                                   Index without taking on significant additional risk and
                                   while attempting to create a dividend yield that will be
                                   greater than the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO: seeks       American Century
 BALANCED                          capital growth and current income. The Sub-adviser intends     Investment
                                   to maintain approximately 60% of the Portfolio's assets in     Management, Inc.
                                   equity securities and the remainder in bonds and other fixed income securities. Both the Portfolio's equity and fixed
                                   income investments will fluctuate in value. The equity
                                   securities will fluctuate depending on the performance of
                                   the companies that issued them, general market and economic conditions, and investor confidence. The fixed income
                                   investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST BALANCED ASSET ALLOCATION PORTFOLIO: seeks the highest     American Skandia
                                   potential total return consistent with its specified level     Investment Services,
                                   of risk tolerance. The Portfolio will invest its assets in     Inc.; Prudential
                                   several other American Skandia Trust Portfolios. Under         Investments LLC
                                   normal market conditions, the Portfolio will devote between
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in equity securities, and 27.5% to 42.5%
                                   of its net assets to underlying portfolios investing
                                   primarily in debt securities and money market instruments.
-----------------------------------------------------------------------------------------------------------------------


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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO: seeks the       American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 72.5% to 87.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   12.5% to 27.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST COHEN & STEERS REALTY PORTFOLIO: seeks to maximize total   Cohen & Steers
                                   return through investment in real estate securities. The       Capital Management,
                                   Portfolio pursues its investment objective by investing,       Inc.
                                   under normal circumstances, at least 80% of its net assets in securities of real estate issuers. Under normal
                                   circumstances, the Portfolio will invest substantially all of its assets in the equity securities of real estate
                                   companies, i.e., a company that derives at least 50% of its revenues from the ownership, construction, financing,
                                   management or sale of real estate or that has at least 50%
                                   of its assets in real estate. Real estate companies may
                                   include real estate investment trusts or REITs.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 47.5% to 62.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   37.5% to 52.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST DEAM LARGE-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   capital by investing primarily in the value stocks of larger   Management, Inc.
                                   companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of
                                   the value of its assets in the equity securities of
                                   large-sized companies included in the Russell 1000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 1000(R) Value Index, but which attempts to
                                   outperform the Russell 1000(R) Value Index through active
                                   stock selection.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST DEAM SMALL-CAP GROWTH PORTFOLIO: seeks maximum growth of   Deutsche Asset
                                   investors' capital from a portfolio of growth stocks of        Management, Inc.
                                   smaller companies. The Portfolio pursues its objective,
                                   under normal circumstances, by primarily investing at least
                                   80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Growth
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Growth Index, but which attempts to
                                   outperform the Russell 2000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------


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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST DEAM SMALL-CAP VALUE PORTFOLIO: seeks maximum growth of    Deutsche Asset
                                   investors' capital. The Portfolio pursues its objective,       Management, Inc.
                                   under normal market conditions, by primarily investing at
                                   least 80% of its total assets in the equity securities of
                                   small-sized companies included in the Russell 2000(R) Value
                                   Index. The Sub-adviser employs an investment strategy
                                   designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the
                                   Russell 2000(R) Value Index, but which attempts to
                                   outperform the Russell 2000(R) Value Index.
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP GROWTH                  AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO: seeks capital       Federated Equity
                                   growth. The Portfolio pursues its investment objective by      Management Company of
                                   investing primarily in the stocks of small companies that      Pennsylvania;
                                   are traded on national security exchanges, NASDAQ stock        Federated Global
                                   exchange and the over-the-counter-market. Small companies      Investment Management
                                   will be defined as companies with market capitalizations       Corp.
                                   similar to companies in the Russell 2000 Growth Index. Up to
                                   25% of the Portfolio's net assets may be invested in foreign securities, which are typically denominated in foreign
                                   currencies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST BALANCED TARGET PORTFOLIO: seeks long-term     First Trust Advisors
                                   capital growth balanced by current income. The Portfolio       L.P.
                                   normally invests approximately 65% of its total assets in
                                   equity securities and 35% in fixed income securities.
                                   Depending on market conditions, the equity portion may range between 60-70% and the fixed income portion between 30-40%.
                                   The Portfolio allocates its assets across a number of
                                   uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO: seeks   First Trust Advisors
                                   long-term growth of capital. The Portfolio normally invests    L.P.
                                   approximately 80% of its total assets in equity securities and 20% in fixed income securities. Depending on market
                                   conditions, the equity portion may range between 75-85% and the fixed income portion between 15-25%. The Portfolio
                                   allocates its assets across a number of uniquely specialized investment strategies.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST GLOBAL ALLOCATION PORTFOLIO: seeks to obtain the highest   Prudential
                                   potential total return consistent with a specified level of    Investments LLC
                                   risk tolerance. The Portfolio seeks to achieve its
                                   investment objective by investing in several other AST
                                   Portfolios ("Underlying Portfolios"). The Portfolio intends its strategy of investing in combinations of Underlying
                                   Portfolios to result in investment diversification that an investor could otherwise achieve only by holding numerous
                                   investments. It is expected that the investment objectives of such AST Portfolios will be diversified.
-----------------------------------------------------------------------------------------------------------------------


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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO: seeks         Goldman Sachs Asset
                                   growth of capital in a manner consistent with the              Management, L.P.
                                   preservation of capital. Realization of income is not a
                                   significant investment consideration and any income realized on the Portfolio's investments, therefore, will be
                                   incidental to the Portfolio's objective. The Portfolio will pursue its objective by investing primarily in equity
                                   securities of companies that the Sub-adviser believes have the potential to achieve capital appreciation over the
                                   long-term. The Portfolio seeks to achieve its investment
                                   objective by investing, under normal circumstances, in
                                   approximately 30-45 companies that are considered by the
                                   Sub-adviser to be positioned for long-term growth.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP GROWTH                    AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO: seeks long-term    Goldman Sachs Asset
                                   capital growth. The Portfolio pursues its investment           Management, L.P.
                                   objective, by investing primarily in equity securities
                                   selected for their growth potential, and normally invests at least 80% of the value of its assets in medium
                                   capitalization companies. For purposes of the Portfolio,
                                   medium-sized companies are those whose market
                                   capitalizations (measured at the time of investment) fall
                                   within the range of companies in the Russell Mid Cap Growth
                                   Index. The Sub-adviser seeks to identify individual
                                   companies with earnings growth potential that may not be
                                   recognized by the market at large.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST HIGH YIELD PORTFOLIO (formerly AST Goldman Sachs High      Goldman Sachs Asset
                                   Yield Portfolio): seeks a high level of current income and     Management, L.P.;
                                   may also consider the potential for capital appreciation.      Pacific Investment
                                   The Portfolio invests, under normal circumstances, at least    Management Company
                                   80% of its net assets plus any borrowings for investment       LLC (PIMCO)
                                   purposes (measured at time of purchase) in high yield,
                                   fixed-income securities that, at the time of purchase, are non-investment grade securities. Such securities are
                                   commonly referred to as "junk bonds."
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO: seeks long-term   J.P.Morgan Investment
                                   capital growth by investing in a diversified portfolio of      Management Inc.
                                   international equity securities. The Portfolio seeks to meet its objective by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of
                                   equity securities of companies located or operating in
                                   developed non-U.S. countries and emerging markets of the
                                   world. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a
                                   foreign over-the-counter market in the country where the
                                   issuer is principally based, but may also be traded in other countries including the United States.
-----------------------------------------------------------------------------------------------------------------------


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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP VALUE                   AST LARGE-CAP VALUE PORTFOLIO (formerly AST Hotchkis and       Dreman Value
                                   Wiley Large-Cap Value Portfolio): seeks current income and     Management LLC,
                                   long-term growth of income, as well as capital appreciation.   Hotchkis and Wiley
                                   The Portfolio invests, under normal circumstances, at least    Capital Management,
                                   80% of its net assets in common stocks of large cap U.S.       LLC; J.P. Morgan
                                   companies. The Portfolio focuses on common stocks that have    Investment
                                   a high cash dividend or payout yield relative to the market    Management, Inc.
                                   or that possess relative value within sectors.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST LORD ABBETT BOND-DEBENTURE PORTFOLIO: seeks high current   Lord, Abbett & Co.
                                   income and the opportunity for capital appreciation to         LLC
                                   produce a high total return. To pursue its objective, the
                                   Portfolio will invest, under normal circumstances, at least
                                   80% of the value of its assets in fixed income securities
                                   and normally invests primarily in high yield and investment grade debt securities, securities convertible into common
                                   stock and preferred stocks. The Portfolio may find good
                                   value in high yield securities, sometimes called
                                   "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets invested in those securities.
                                   At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S.
                                   Government securities and cash equivalents. The Portfolio
                                   may also make significant investments in mortgage-backed
                                   securities. Although the Portfolio expects to maintain a
                                   weighted average maturity in the range of five to twelve
                                   years, there are no restrictions on the overall Portfolio or on individual securities. The Portfolio may invest up to 20%
                                   of its net assets in equity securities.
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MARSICO CAPITAL GROWTH PORTFOLIO: seeks capital growth.    Marsico Capital
                                   Income realization is not an investment objective and any      Management, LLC
                                   income realized on the Portfolio's investments, therefore, will be incidental to the Portfolio's objective. The
                                   Portfolio will pursue its objective by investing primarily in common stocks of larger, more established companies. In selecting investments for the Portfolio, the Sub-adviser
                                   uses an approach that combines "top down" economic analysis with "bottom up" stock selection. The "top down" approach
                                   identifies sectors, industries and companies that may
                                   benefit from the trends the Sub-adviser has observed. The
                                   Sub-adviser then looks for individual companies with
                                   earnings growth potential that may not be recognized by the market at large, utilizing a "bottom up" stock selection
                                   process. The Portfolio will normally hold a core position of between 35 and 50 common stocks. The Portfolio may hold a
                                   limited number of additional common stocks at times when the
                                   Portfolio manager is accumulating new positions, phasing out existing or responding to exceptional market conditions.
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              AST MFS GLOBAL EQUITY PORTFOLIO: seeks capital growth. Under   Massachusetts
                                   normal circumstances the Portfolio invests at least 80% of     Financial Services
                                   its assets in equity securities of U.S. and foreign issuers    Company
                                   (including issuers in developing countries). The Portfolio generally seeks to purchase securities of companies with
                                   relatively large market capitalizations relative to the
                                   market in which they are traded.
-----------------------------------------------------------------------------------------------------------------------


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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  AST MFS GROWTH PORTFOLIO: seeks long-term capital growth and   Massachusetts
                                   future income. Under normal market conditions, the Portfolio   Financial Services
                                   invests at least 80% of its total assets in common stocks      Company
                                   and related securities, such as preferred stocks,
                                   convertible securities and depositary receipts, of companies that the Sub-adviser believes offer better than average
                                   prospects for long-term growth. The Sub-adviser seeks to
                                   purchase securities of companies that it considers well-run and poised for growth. The Portfolio may invest up to 35% of its net assets in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
 MID CAP VALUE                     AST MID CAP VALUE PORTFOLIO (formerly AST Gabelli All-Cap      EARNEST Partners LLC;
                                   Value Portfolio): seeks to provide capital growth by           WEDGE Capital
                                   investing primarily in mid-capitalization stocks that appear   Management, LLP
                                   to be undervalued. The Portfolio has a non-fundamental
                                   policy to invest, under normal circumstances, at least 80%
                                   of the value of its net assets in mid-capitalization
                                   companies.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP GROWTH                    AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO: (AST Alger      Neuberger Berman
                                   All-Cap Growth Portfolio merged into this Portfolio): seeks    Management Inc.
                                   capital growth. Under normal market conditions, the
                                   Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies. The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-----------------------------------------------------------------------------------------------------------------------
 MID-CAP VALUE                     AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO: seeks capital    Neuberger Berman
                                   growth. Under normal market conditions, the Portfolio          Management Inc.
                                   primarily invests at least 80% of its net assets in the
                                   common stocks of mid-cap companies. For purposes of the
                                   Portfolio, companies with equity market capitalizations that fall within the range of the Russell Midcap(R) Index at the time of investment are considered mid-cap companies. Some of the Portfolio's assets may be invested in the securities of large-cap companies as well as in small-cap companies. Under the Portfolio's value-oriented investment approach, the
                                   Sub-adviser looks for well-managed companies whose stock
                                   prices are undervalued and that may rise in price before
                                   other investors realize their worth.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST PIMCO LIMITED MATURITY BOND PORTFOLIO: seeks to maximize   Pacific Investment
                                   total return consistent with preservation of capital and       Management Company
                                   prudent investment management. The Portfolio will invest in    LLC (PIMCO)
                                   a diversified portfolio of fixed-income securities of
                                   varying maturities. The average portfolio duration of the
                                   Portfolio generally will vary within a one- to three-year
                                   time frame based on the Sub-adviser's forecast for interest rates.
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/ BALANCED        AST PRESERVATION ASSET ALLOCATION PORTFOLIO: seeks the         American Skandia
                                   highest potential total return consistent with its specified   Investment Services,
                                   level of risk tolerance. The Portfolio will invest its         Inc.; Prudential
                                   assets in several other American Skandia Trust Portfolios.     Investments LLC
                                   Under normal market conditions, the Portfolio will devote
                                   between 27.5% to 42.5% of its net assets to underlying
                                   portfolios investing primarily in equity securities, and
                                   57.5% to 72.5% of its net assets to underlying portfolios
                                   investing primarily in debt securities and money market
                                   instruments.
-----------------------------------------------------------------------------------------------------------------------


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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SMALL CAP VALUE                   AST SMALL-CAP VALUE PORTFOLIO: seeks to provide long-term      Lee Munder
                                   capital growth by investing primarily in                       Investments, Ltd;
                                   small-capitalization stocks that appear to be undervalued.     J.P. Morgan
                                   The Portfolio will have a non-fundamental policy to invest,    Investment
                                   under normal circumstances, at least 80% of the value of its   Management, Inc.;
                                   net assets in small capitalization stocks. The Portfolio       Salomon Brothers
                                   will focus on common stocks that appear to be undervalued.     Asset Management Inc;
                                                                                                  Dreman Value
                                                                                                  Management LLC
-----------------------------------------------------------------------------------------------------------------------
 ASSET ALLOCATION/                 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO: seeks a high     T. Rowe Price
 BALANCED                          level of total return by investing primarily in a              Associates, Inc.
                                   diversified portfolio of fixed income and equity securities.
                                   The Portfolio normally invests approximately 60% of its
                                   total assets in equity securities and 40% in fixed income
                                   securities. This mix may vary depending on the Sub-adviser's outlook for the markets. The Sub-adviser concentrates common stock investments in larger, more established companies, but the Portfolio may include small and medium-sized companies with good growth prospects. The fixed income portion of the
                                   Portfolio will be allocated among investment grade
                                   securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
-----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME                      AST T. ROWE PRICE GLOBAL BOND PORTFOLIO: seeks to provide      T. Rowe Price
                                   high current income and capital growth by investing in         International, Inc.
                                   high-quality foreign and U.S. dollar-denominated bonds. The
                                   Portfolio will invest at least 80% of its total assets in
                                   fixed income securities, including high quality bonds issued or guaranteed by U.S. or foreign governments or their
                                   agencies and by foreign authorities, provinces and
                                   municipalities as well as investment grade corporate bonds and mortgage and asset-backed securities of U.S. and foreign issuers. The Portfolio generally invests in countries where the combination of fixed-income returns and currency
                                   exchange rates appears attractive, or, if the currency trend is unfavorable, where the Sub-adviser believes that the
                                   currency risk can be minimized through hedging. The
                                   Portfolio may also invest up to 20% of its assets in the
                                   aggregate in below investment-grade, high-risk bonds ("junk bonds"). In addition, the Portfolio may invest up to 30% of its assets in mortgage-backed (including derivatives, such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
-----------------------------------------------------------------------------------------------------------------------


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
                                                                                                        PORTFOLIO
             STYLE/                                                                                     ADVISER/
              TYPE                                INVESTMENT OBJECTIVES/POLICIES                       SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------
 SPECIALTY                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO: seeks           T. Rowe Price
                                   long-term capital growth primarily through the common stocks   Associates, Inc.
                                   of companies that own or develop natural resources (such as energy products, precious metals and forest products) and
                                   other basic commodities. The Portfolio normally invests
                                   primarily (at least 80% of its total assets) in the common stocks of natural resource companies whose earnings and
                                   tangible assets could benefit from accelerating inflation.
                                   The Portfolio looks for companies that have the ability to expand production, to maintain superior exploration programs and production facilities, and the potential to accumulate new resources. At least 50% of Portfolio assets will be
                                   invested in U.S. securities, up to 50% of total assets also may be invested in foreign securities.
-----------------------------------------------------------------------------------------------------------------------
                                                GARTMORE VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY              GVIT DEVELOPING MARKETS FUND: seeks long-term capital          Gartmore Global Asset
                                   appreciation, under normal conditions by investing at least    Management Trust;
                                   80% of its total assets in stocks of companies of any size     Gartmore Global
                                   based in the world's developing economies. Under normal        Partners
                                   market conditions, investments are maintained in at least
                                   six countries at all times and no more than 35% of total
                                   assets in any single one of them.
-----------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
 LARGE CAP GROWTH                  JANUS ASPEN SERIES: LARGE CAP GROWTH PORTFOLIO -- SERVICE      Janus Capital
                                   SHARES: seeks long- term growth of capital in a manner         Management LLC
                                   consistent with the preservation of capital. The Portfolio invests at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalizations fall within the range of companies in the Russell 1000 Index at the time of purchase.
-----------------------------------------------------------------------------------------------------------------------


FIXED INTEREST RATE OPTIONS

We offer two fixed interest rate options:

-  a one-year fixed interest rate option, and

-  a dollar cost averaging fixed rate option (DCA Fixed Rate Option).


   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest rate option. (You may not transfer amounts from other investment options into the DCA Fixed Rate Option.) You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, they will not be less than the minimum interest rate dictated by applicable state law.


   Payments allocated to the fixed interest rate options become part of Pruco Life's general assets.

ONE-YEAR FIXED INTEREST RATE OPTION

We set a one-year base guaranteed annual interest rate for the one-year fixed interest rate option. Additionally, we may provide a higher interest rate on each purchase payment allocated to this option for the first year after the payment for contracts sold on or after May 1, 2003,
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

or upon subsequent state approval. This higher interest rate will not apply to amounts transferred from other investment options within the contract or amounts remaining in this option for more than one year.

DOLLAR COST AVERAGING FIXED RATE OPTION

FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, you may allocate all or part of your initial purchase payment to the DCA Fixed Rate Option (for all other contracts you may allocate all or part of a purchase payment to the DCA Fixed Rate Option). Under this option, you automatically transfer amounts over a stated period (currently, six or twelve months) from the DCA Fixed Rate Option to the variable investment options and/or to the one-year fixed interest rate option, as you select. We will invest the assets you allocate to the DCA Fixed Rate Option in our general account until they are transferred. Transfers to the one-year fixed interest rate option will remain in the general account.

   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, if you choose to allocate all or part of a purchase payment to the DCA Fixed Rate Option, the minimum amount of the purchase payment you may allocate is $2,000 (for all other contracts, the minimum amount is $5,000). The first periodic transfer will occur on the date you allocate your purchase payment to the DCA Fixed Rate Option. Subsequent transfers will occur on the monthly anniversary of the first transfer. Currently, you may choose to have the purchase payment allocated to the DCA Fixed Rate Option transferred to the selected variable investment options or to the one-year fixed interest rate option in either six or twelve monthly installments, and you may not change that number of monthly installments after you have chosen the DCA Fixed Rate Option. You may allocate to both the six-month and twelve-month options. FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, you may allocate to both the six-month and twelve-month options, but the minimum amount of your initial purchase payment that may be allocated to one or the other is $2,000. (In the future, we may make available other numbers of transfers and other transfer schedules--for example, quarterly as well as monthly.)

   If you choose a six-payment transfer schedule, each transfer generally will equal 1/6th of the amount you allocated to the DCA Fixed Rate Option, and if you choose a twelve-payment transfer schedule, each transfer generally will equal 1/12th of the amount you allocated to the DCA Fixed Rate Option. In either case, the final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the DCA Fixed Rate Option assets are transferred. You may make a one time transfer of the remaining value out of your DCA Fixed Rate Option, if you so choose. Transfers from the DCA Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

   If you make a withdrawal or have a fee assessed from your contract, and all or part of that withdrawal or fee comes out of the DCA Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer. If a withdrawal or fee assessment reduces the monthly transfer amount below $100, we will transfer the remaining balance in the DCA Fixed Rate Option on the next scheduled transfer date.

   By investing amounts on a regular basis instead of investing the total amount at one time, the DCA Fixed Rate Option may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against loss in a declining market.

MARKET VALUE ADJUSTMENT OPTION

THE MARKET VALUE ADJUSTMENT OPTION IS AVAILABLE TO STRATEGIC PARTNERS FLEXELITE CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL. THIS OPTION MAY NOT BE AVAILABLE IN YOUR STATE.


   Under the market value adjustment option, we may offer one or more of several guarantee periods provided that the interest rate we are able to declare will be no less than the minimum interest rate dictated by

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11



applicable state law with respect to any guarantee period. This option is not available for contracts issued in some states. Please see your contract. The market value adjustment option is registered separately from the variable investment options, and the amount of market value adjustment option securities registered is stated in that registration statement.


   IF AMOUNTS ARE WITHDRAWN FROM A GUARANTEE PERIOD, OTHER THAN DURING THE 30-DAY PERIOD IMMEDIATELY FOLLOWING THE END OF THE GUARANTEE PERIOD, THEY WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT EVEN IF THEY ARE NOT SUBJECT TO A WITHDRAWAL CHARGE.

   You will earn interest on your invested purchase payment at the rate that we have declared for the guarantee period you have chosen. You must invest at least $1,000 if you choose this option.

   We refer to interest rates as annual rates, although we credit interest within each guarantee period on a daily basis. The daily interest that we credit is equal to the pro rated portion of the interest that would be earned on an annual basis. We credit interest from the business day on which your purchase payment is received in good order at the Prudential Annuity Service Center until the earliest to occur of any of the following events: (a) full surrender of the contract, (b) commencement of annuity payments or settlement, (c) end of the guarantee period, (d) transfer of value in the guarantee period, (e) payment of a death benefit, or (f) the date the amount is withdrawn.

   During the 30-day period immediately following the end of a guarantee period, we allow you to do any of the following, without the imposition of the market value adjustment:


(a) withdraw or transfer the value of the guarantee period,


(b) allocate the value to another available guarantee period or other investment option (provided that the new guarantee period ends prior to the annuity date). You will receive the interest rate applicable on the date we receive your instruction, or

(c) apply the value in the guarantee period to the annuity or settlement option of your choice.

If we do not receive instructions from you concerning the disposition of the contract value in your maturing guarantee period, we will reinvest the amount in the Prudential Money Market Portfolio investment option.

   During the 30-day period immediately following the end of the guarantee period, or until you elect to do (a), (b) or (c) delineated immediately above, you will receive the current interest rate applicable to the guarantee period having the same duration as the guarantee period that just matured, which is offered on the day immediately following the end of the matured guarantee period. However, if at that time we do not offer a guarantee period with the same duration as that which matured, you will then receive the current interest rate applicable to the shortest guarantee period then offered.


   Under the market value adjustment option, while your money remains in the contract for the full guarantee period, your principal amount is guaranteed by us and the interest amount that your money will earn is guaranteed by us to be at least the minimum interest rate dictated by applicable state law.


   Payments allocated to the market value adjustment option are held as a separate pool of assets. Any gains or losses experienced by these assets will not directly affect the contracts. The strength of our guarantees under these options is based on the overall financial strength of Pruco Life.

MARKET VALUE ADJUSTMENT

When you allocate a purchase payment or transfer contract value to a guarantee period, we use that money to buy and sell securities and other instruments to support our obligation to pay interest. Generally, we buy bonds for this purpose. The duration of the bonds and other instruments that we buy with respect to a particular guarantee period is influenced significantly by the length of the guarantee period. For example, we typically would acquire longer-duration bonds with respect to the 10 year guarantee period than we do for the 3 year guarantee period. The value of these bonds is affected by changes in interest rates, among other factors. The market value adjustment that we assess against your contract value if you withdraw or transfer
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outside the 30-day period discussed above involves our attributing to you a portion of our investment experience on these bonds and other instruments.

   For example, if you make a full withdrawal when interest rates have risen since the time of your investment, the bonds and other investments in the guarantee period likely would have decreased in value, meaning that we would impose a "negative" market value adjustment on you (i.e., one that results in a reduction of the withdrawal proceeds that you receive.) For a partial withdrawal, we would deduct a negative market value adjustment from your remaining contract value. Conversely, if interest rates have decreased, the market value adjustment would be positive.

   Other things you should know about the market value adjustment include the following:

- We determine the market value adjustment according to a mathematical formula, which is set forth at the end of this prospectus under the heading "Market-Value Adjustment Formula." In that section of the prospectus, we also provide hypothetical examples of how the formula works.

- A negative market value adjustment could cause you to lose not only the interest you have earned but also a portion of your principal.

- In addition to imposing a market value adjustment on withdrawals, we also will impose a market value adjustment on the contract value you apply to an annuity or settlement option, unless you annuitize within the 30-day period discussed above. The laws of certain states may prohibit us from imposing a market value adjustment on the annuity date.

   YOU SHOULD REALIZE, HOWEVER, THAT APART FROM THE MARKET VALUE ADJUSTMENT, THE VALUE OF THE BENEFITS IN YOUR GUARANTEE PERIOD DOES NOT DEPEND ON THE INVESTMENT PERFORMANCE OF THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD WITH RESPECT TO YOUR GUARANTEE PERIOD. APART FROM THE EFFECT OF ANY MARKET VALUE ADJUSTMENT, WE DO NOT PASS THROUGH TO YOU THE GAINS OR LOSSES ON THE BONDS AND OTHER INSTRUMENTS THAT WE HOLD IN CONNECTION WITH A GUARANTEE PERIOD.

TRANSFERS AMONG OPTIONS


Subject to certain restrictions, you can transfer money among the variable investment options and the one-year fixed interest rate option. The minimum transfer amount is the lesser of $250 or the amount in the investment option from which the transfer is to be made. In addition, you can transfer your contract value out of a market value adjustment guarantee period into another market value adjustment guarantee period, into a variable investment option, or into a one-year fixed interest rate option, although a market value adjustment will apply to any transfer you make outside the 30-day period discussed above. You may transfer contract value into the market value adjustment option at any time, provided it is at least $1,000.


   In general, you may make your transfer request by telephone, electronically, or otherwise in paper form to the Prudential Annuity Service Center. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following unauthorized telephone or electronic instructions that we reasonably believed to be genuine. Your transfer request will take effect at the end of the business day on which it was received in good order by us, or by certain entities that we have specifically designated. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Transfer requests received after the close of the business day will take effect at the end of the next business day.

   With regard to the market value adjustment option, you can specify the guarantee period from which you wish to transfer. If you request a transfer from the market value adjustment option, but you do not specify the guarantee period from which funds are to be taken, then we will transfer funds from the guarantee period that has the least time remaining until its maturity date.

   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST RATE OPTION, OTHER THAN THE DCA FIXED RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF THE ONE YEAR INTEREST RATE PERIOD. TRANSFERS FROM THE DCA FIXED RATE OPTION ARE MADE ON A PERIODIC BASIS FOR
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


THE PERIOD THAT YOU SELECT. TRANSFERS FROM THE DCA FIXED RATE OPTION CANNOT BE MADE INTO THE MARKET VALUE ADJUSTMENT OPTION BUT CAN BE MADE INTO THE FIXED RATE OPTION, AT OUR DISCRETION. WE CURRENTLY ALLOW TRANSFERS INTO THE FIXED RATE OPTION.

   During the contract accumulation phase, you can make up to 12 transfers each contract year, among the investment options, without charge. Currently we charge $10 for each transfer after the twelfth in a contract year, and we have the right to increase this charge up to $30. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year. Nor do transfers made during the 30-day period immediately following the end of a guarantee period count against the 12 free transfers.) If a transfer that you request out of the market value adjustment option will be subject to a transfer charge, then:

- We will deduct the transfer charge proportionally from the contract value in each guarantee period, where you have directed us to transfer funds from several guarantee periods; and

- If you have directed us to transfer the full contract value out of a guarantee period, then we will first deduct the transfer charge and thereafter transfer the remaining amount; and

- In any event, we will deduct the applicable transfer charge prior to effecting the transfer.

   For purposes of the 12 free transfers per year that we allow, we will treat multiple transfers that are submitted on the same business day as a single transfer.

ADDITIONAL TRANSFER RESTRICTIONS

We limit your ability to transfer among your contract's variable investment options as permitted by applicable law. We impose a yearly restriction on transfers. Specifically, once you have made 20 transfers among the subaccounts during a contract year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this transfer restriction, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same business day as a single transfer, and (iii) do not count any transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals.

   Frequent transfers among variable investment options in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a portfolio manager to manage an underlying mutual fund's investments. Frequent transfers may cause the fund to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. For those reasons, the contract was not designed for persons who make programmed, large, or frequent transfers.

   In light of the risks posed to contract owners and other fund investors by frequent transfers, we reserve the right to limit the number of transfers in any contract year for all existing or new contract owners, and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on accumulation unit values or the share prices of the underlying mutual funds; or (b) we are informed by a fund (e.g., by the fund's portfolio manager) that the purchase or redemption of fund shares must be restricted because the fund believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected fund. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular underlying mutual fund. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

- With respect to each variable investment option (other than the Prudential Money Market Portfolio),
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   we track amounts exceeding a certain dollar threshold that were transferred into the option. If you transfer such amount into a particular variable investment option, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another variable investment option, then upon the Transfer Out, the former variable investment option becomes restricted (the "Restricted Option"). Specifically, we will not permit subsequent transfers into the Restricted Option for 90 calendar days after the Transfer Out if the Restricted Option invests in a non-international fund, or 180 calendar days after the Transfer Out if the Restricted Option invests in an international fund. For purposes of this rule, we do not (i) count transfers made in connection with one of our systematic programs, such as asset allocation and automated withdrawals and
   (ii) categorize as a transfer the first transfer that you make after the contract date, if you make that transfer within 30 calendar days after the contract date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your contract at any time.

- We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving a variable investment option on the business day subsequent to the business day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to contract owners that explains the practice in detail. In addition, if we do implement a delayed exchange policy, we will apply the policy on a uniform basis to all contracts in the relevant class.

- We may impose specific restrictions on financial transactions (including transfer requests) for certain portfolios based on the portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any portfolio available under this contract.

- If we deny one or more transfer requests under the foregoing rules, we will inform you promptly of the circumstances concerning the denial.

- We will not implement these rules in jurisdictions that have not approved contract language authorizing us to do so, or may implement different rules in certain jurisdictions if required by such jurisdictions. Contract owners in jurisdictions with such limited transfer restrictions, and contract owners who own variable life insurance or variable annuity contracts (regardless of jurisdiction) that do not impose the above-referenced transfer restrictions, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Because contract owners who are not subject to the same transfer restrictions may have the same underlying mutual fund portfolios available to them, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly, and will not waive a transfer restriction for any contract owner.

   Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity.

DOLLAR COST AVERAGING

The dollar cost averaging (DCA) feature (which is distinct from the DCA Fixed Rate Option) allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option into any other variable investment options (OR FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, THE ONE-YEAR FIXED INTEREST RATE OPTION). Under this feature, you cannot make transfers into the market value adjustment option and transfers into a fixed rate option are at our discretion. You can have these automatic transfers occur monthly, quarterly, semiannually or annually. By investing amounts on a regular basis instead of investing the total amount at
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


one time, dollar cost averaging may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, dollar cost averaging cannot ensure a profit or protect against a loss in declining markets.

   Transfers will be made automatically on the schedule you choose until the entire amount you chose to have transferred has been transferred or until you tell us to discontinue the transfers. You can allocate subsequent purchase payments to be transferred under this option at any time.

   Your transfers will occur on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.

   Any dollar cost averaging transfers you make do not count toward the 12 free transfers you are allowed each contract year. The dollar cost averaging feature is available only during the contract accumulation phase and is offered without charge.

ASSET ALLOCATION PROGRAM

We recognize the value of having asset allocation models when deciding how to allocate your purchase payments among the investment options. If you choose to participate in the Asset Allocation Program, your representative will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service, and you are not obligated to participate or to invest according to program recommendations.

   Asset allocation is a sophisticated method of diversification which allocates assets among classes in order to manage investment risk and enhance returns over the long term. However, asset allocation does not guarantee a profit or protect against a loss. You are not obligated to participate or to invest according to the program recommendations. We do not intend to provide any personalized investment advice in connection with these programs and you should not rely on these programs as providing individualized investment recommendations to you. The asset allocation programs do not guarantee better investment results. We reserve the right to terminate or change the asset allocation programs at any time. You should consult your representative before electing any asset allocation program.

AUTO-REBALANCING

Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select. We will rebalance only the variable investment options that you have designated. The DCA account cannot participate in this feature.

   You may choose to have your rebalancing occur monthly, quarterly, semiannually or annually. The rebalancing will occur on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of auto-rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase, and is offered without charge. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

SCHEDULED TRANSACTIONS


Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under Section 72(t) of the Internal Revenue Code of 1986, as amended
(Code),

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and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a business day. In that case, the transaction will be processed and valued on the next business day, unless (with respect to required minimum distributions, substantially equal periodic payments under Section 72(t) of the Code, and annuity payments only), the next business day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior business day.


VOTING RIGHTS


We are the legal owner of the shares of the underlying mutual funds used by the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contract owners. When a vote is required, we will mail you a proxy which is a form that you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote fund shares for which we do not receive instructions, and any other shares that we own in our own right, in the same proportion as shares for which we receive instructions from contract owners. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. In addition, because all the shares of a given mutual fund held within our separate account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting," it is possible that the votes of a small percentage of contract owners who actually vote will determine the ultimate outcome. We may change the way your voting instructions are calculated if it is required or permitted by federal or state regulation.


SUBSTITUTION

We may substitute one or more of the underlying mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would not do this without the approval of the Securities and Exchange Commission (SEC) and any necessary state insurance departments. You will be given specific notice in advance of any substitution we intend to make.

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WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE

        INCOME PHASE? (ANNUITIZATION)
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

PAYMENT PROVISIONS

We can begin making annuity payments any time on or after the second contract anniversary (or as required by state law if different). Annuity payments must begin no later than the contract anniversary coinciding with or next following the annuitant's 95th birthday (unless we agree to another date).

   Upon annuitization, any value in a guarantee period of the market value adjustment option may be subject to a market value adjustment.

   The Strategic Partners FlexElite variable annuity contract offers an optional Guaranteed Minimum Income Benefit, which we describe below. Your annuity options vary depending upon whether you choose this benefit.

   Depending upon the annuity option you choose, you may incur a withdrawal charge when the income phase begins. Currently, if permitted by state law, we deduct any applicable withdrawal charge if you choose Option 1 for a period shorter than five years (ten years for contracts sold on or after May 1, 2003, or upon subsequent state approval), Option 3, or certain other annuity options that we may make available. We do not deduct a withdrawal charge if you choose Option 1 for a period of five years (ten years for contracts sold on or after May 1, 2003, or upon subsequent state approval) or longer or Option 2. For information about withdrawal charges, see Section 8, "What Are The Expenses Associated With The Strategic Partners FlexElite Contract?"


PAYMENT PROVISIONS WITHOUT THE GUARANTEED MINIMUM INCOME BENEFIT

We make the income plans described below available at any time before the annuity date. These plans are called "annuity options" or "settlement options." During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Life Income Annuity Option (Option 2, described below) will automatically be selected unless prohibited by applicable law. GENERALLY, ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CANNOT BE CHANGED AND YOU CANNOT MAKE WITHDRAWALS. IN ADDITION TO THE ANNUITY PAYMENT OPTIONS DISCUSSED IN THIS SECTION, PLEASE NOTE THAT IF YOU CHOOSE THE OPTIONAL LIFETIME FIVE INCOME BENEFIT, THERE ARE ADDITIONAL ANNUITY PAYMENT OPTIONS THAT ARE ASSOCIATED WITH THAT BENEFIT. SEE SECTION 5 OF THIS PROSPECTUS FOR ADDITIONAL DETAILS.

OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD

Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period or, if the beneficiary so chooses, we will make a single lump sum payment. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate will be at least 1.50% a year for contracts sold on or after May 1, 2003, or upon subsequent state approval (and 3% a year for all other contracts).

OPTION 2
LIFE INCOME ANNUITY OPTION

Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate will be at least 3% a year.

   If an annuity option is not selected by the annuity date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life

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income annuity option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

OPTION 3
INTEREST PAYMENT OPTION

Under this option, we will credit interest on the adjusted contract value until you request payment of all or part of the adjusted contract value. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. Under this option, we will pay you interest at an effective rate of at least 1.50% a year for contracts sold on or after May 1, 2003, or upon subsequent state approval (and 3% a year for all other contracts). This option is not available if your contract is held in an IRA.

   Under this option, all gain in the annuity will be taxable as of the annuity date, however, you can withdraw part or all of the contract value that we are holding at any time.

OTHER ANNUITY OPTIONS

We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available to you any of the fixed annuity options that are offered at your annuity date.

TAX CONSIDERATIONS

If your contract is held under a tax-favored plan, you should consider the minimum distribution requirements when selecting your annuity option.


GUARANTEED MINIMUM INCOME BENEFIT


The Guaranteed Minimum Income Benefit (GMIB), is an optional feature that guarantees that once the income period begins, your income payments will be no less than the GMIB protected value applied to the GMIB guaranteed annuity purchase rates. If you want the Guaranteed Minimum Income Benefit, you must elect it when you make your initial purchase payment. Once elected, the Guaranteed Minimum Income Benefit cannot be revoked. This feature may not be available in your state. You may not elect both GMIB and the Lifetime Five Income Benefit.

   The GMIB protected value is calculated daily and is equal to the GMIB roll-up until the GMIB roll-up either reaches its cap or if we stop applying the annual interest rate based on the age of the annuitant, number of contract anniversaries, or number of years since the last GMIB reset, as described below. At this point, the GMIB protected value will be increased by any subsequent invested purchase payments and reduced by the effect of withdrawals.

   The Guaranteed Minimum Income Benefit is subject to certain restrictions described below.

- The annuitant must be 75 or younger in order for you to elect the Guaranteed Minimum Income Benefit.

- If you choose the Guaranteed Minimum Income Benefit, we will impose an annual charge equal to 0.50% for contracts sold on or after January 20, 2004, or upon subsequent state approval (0.45% for all other contracts) of the average GMIB protected value, described below.

- Under the contract terms governing the GMIB, we can require GMIB participants to invest only in designated underlying mutual funds or can require GMIB participants to invest according to an asset allocation model.


- TO TAKE ADVANTAGE OF THE GUARANTEED MINIMUM INCOME BENEFIT, YOU MUST WAIT A CERTAIN AMOUNT OF TIME BEFORE YOU BEGIN THE INCOME PHASE. THE WAITING PERIOD IS THE PERIOD EXTENDING FROM THE CONTRACT DATE TO THE 7TH CONTRACT ANNIVERSARY BUT, IF THE GUARANTEED MINIMUM INCOME BENEFIT HAS BEEN RESET (AS DESCRIBED BELOW), THE WAITING PERIOD IS THE 7 YEAR PERIOD BEGINNING WITH THE DATE OF THE MOST RECENT RESET. IN LIGHT OF THIS WAITING PERIOD UPON RESETS, IT IS NOT RECOMMENDED THAT YOU RESET YOUR GUARANTEED MINIMUM INCOME BENEFIT IF THE REQUIRED BEGINNING DATE UNDER IRS MINIMUM DISTRIBUTION REQUIREMENTS WOULD COMMENCE DURING THE 7 YEAR WAITING PERIOD. SEE "MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION" IN SECTION 10 FOR ADDITIONAL INFORMATION ON IRS REQUIREMENTS.


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   Once the waiting period has elapsed, you will have a 30-day period each year, beginning on the contract anniversary (or in the case of a reset, the anniversary of the most recent reset), during which you may begin the income phase with the Guaranteed Minimum Income Benefit by submitting the necessary forms in good order to the Prudential Annuity Service Center.

GMIB ROLL-UP

The GMIB roll-up is equal to the invested purchase payments (after a reset, the contract value at the time of the reset), increased daily at an effective annual interest rate of 5% starting on the date each invested purchase payment is made, until the cap is reached (GMIB roll-up cap). We will reduce this amount by the effect of withdrawals. The GMIB roll-up cap is equal to two times each invested purchase payment (for a reset, two times the sum of (1) the contract value at the time of the reset, and (2) any invested purchase payments made subsequent to the reset).

   Even if the GMIB roll-up cap has not been reached, we will nevertheless stop increasing the GMIB roll-up value by the effective annual interest rate on the latest of:

    - the contract anniversary coinciding with or next following the annuitant's 80th birthday,

    -  the 7th contract anniversary, or

    -  7 years from the most recent GMIB reset (as described below).

   However, even if we stop increasing the GMIB roll-up value by the effective annual interest rate, we will still increase the GMIB protected value by subsequent invested purchase payments, reduced by the effect of withdrawals.

EFFECT OF WITHDRAWALS

In any contract year when the GMIB protected value is increasing at the rate of 5%, withdrawals will first reduce the GMIB protected value on a dollar-for-dollar basis, by the same dollar amount of the withdrawal up to the first 5% of GMIB protected value, calculated on the contract anniversary (or, during the first contract year, on the contract date). Any withdrawals made after the dollar-for-dollar limit has been reached will proportionally reduce the GMIB protected value. We calculate the proportional reduction by dividing the contract value after the withdrawal by the contract value immediately following the withdrawal of any available dollar-for-dollar amount. The resulting percentage is multiplied by the GMIB protected value after subtracting the amount of the withdrawal that does not exceed 5%. In each contract year during which the GMIB protected value has stopped increasing at the 5% rate, withdrawals will reduce the GMIB protected value proportionally. The GMIB roll-up cap is reduced by the sum of all reductions described above.

   The following examples of dollar-for-dollar and proportional reductions assume: 1.) the contract date and the effective date of the GMIB are January 1, 2006; 2.) an initial purchase payment of $250,000; 3.) an initial GMIB protected value of $250,000; 4.) an initial 200% cap of $500,000; and 5.) an initial dollar-for-dollar limit of $12,500 (5% of $250,000):

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

A $10,000 withdrawal is taken on February 1, 2006 (in the first contract year). No prior withdrawals have been taken. Immediately prior to the withdrawal, the GMIB protected value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., by $10,000, from $251,038.10 to $241,038.10).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $500,000 to $490,000).

- The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first contract year is also reduced by the amount withdrawn (from $12,500 to $2,500).

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EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

A second $10,000 withdrawal is taken on March 1, 2006 (still within the first contract year). Immediately before the withdrawal, the contract value is $220,000 and the GMIB protected value is $241,941.95. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

- The GMIB protected value is first reduced by the Remaining Limit (from $241,941.95 to $239,441.95).

-  The result is then further reduced by the ratio of A to B, where:

    - A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or $7,500).

    - B is the contract value less the Remaining Limit ($220,000 - $2,500, or $217,500). The resulting GMIB protected value is: $239,441.95 X (1 - ($7,500/$217,500)), or $231,185.33.

    -  The GMIB 200% cap is reduced by the sum of all reductions above ($490,000
       - $2,500 - $8,256.62, or $479,243.38).

- The Remaining Limit is set to zero (0) for the balance of the first contract year.

EXAMPLE 3. DOLLAR-FOR-DOLLAR LIMIT IN SECOND CONTRACT YEAR

A $10,000 withdrawal is made on the first anniversary of the contract date, January 1, 2007 (second contract year). Prior to the withdrawal, the GMIB protected value is $240,837.69. The dollar-for-dollar limit is equal to 5% of this amount, or $12,041.88. As the amount withdrawn is less than the dollar-for-dollar limit:

- The GMIB protected value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,837.69 to $230,837.69).

- The GMIB 200% cap is reduced by the amount withdrawn (i.e., by $10,000, from $479,243.38 to $469,243.38).

- The Remaining Limit for the balance of the second contract year is also reduced by the amount withdrawn (from $12,041.88 to $2,041.88).

GMIB RESET FEATURE

You may elect to "reset" your GMIB protected value to equal your current contract value twice over the life of the contract. You may only exercise this reset option if the annuitant has not yet reached his or her 76th birthday. If you reset, you must wait a new 7-year period from the most recent reset to exercise the Guaranteed Minimum Income Benefit. Further, we will reset the GMIB roll-up cap to equal two times the GMIB protected value as of such date. Additionally, if you reset, we will determine the GMIB payout amount by using the GMIB guaranteed annuity purchase rates (specified in your contract) based on the number of years since the most recent reset. These purchase rates may be less advantageous than the rates that would have applied absent a reset.

PAYOUT AMOUNT

The Guaranteed Minimum Income Benefit payout amount is based on the age and sex (where applicable) of the annuitant (and, if there is one, the co-annuitant). After we first deduct a charge for any applicable premium taxes that we are required to pay, the payout amount will equal the greater of:

1) the GMIB protected value as of the date you exercise the GMIB payout option, applied to the GMIB guaranteed annuity purchase rates (which are generally less favorable than the annuity purchase rates for annuity payments not involving GMIB) and based on the annuity payout option as described below, or

2) the adjusted contract value--that is, the value of the contract adjusted for any market value adjustment minus any charge we impose for premium taxes and withdrawal charges--as of the date you exercise the GMIB payout option applied to the current annuity purchase rates then in use.

GMIB ANNUITY PAYOUT OPTIONS

We currently offer two Guaranteed Minimum Income Benefit annuity payout options. Each option involves lifetime payments with a period certain of ten years. In calculating the amount of the payments under the

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GMIB, we apply certain assumed interest rates, equal to 2% annually for waiting a period of 7-9 years, and 2.5% annually for waiting periods of 10 years or longer for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% annually for a waiting period of 7-9 years, 3% annually for a waiting period of 10-14 years, and 3.5% annually for waiting periods of 15 years or longer for all other contracts).


GMIB OPTION 1
SINGLE LIFE PAYOUT OPTION

We will make monthly payments for as long as the annuitant lives, with payments for a period certain. We will stop making payments after the later of the death of the annuitant or the end of the period certain.

GMIB OPTION 2
JOINT LIFE PAYOUT OPTION

In the case of an annuitant and co-annuitant, we will make monthly payments for the joint lifetime of the annuitant and co-annuitant, with payments for a period certain. If the co-annuitant dies first, we will continue to make payments until the later of the death of the annuitant and the end of the period certain. If the annuitant dies first, we will continue to make payments until the later of the death of the co-annuitant and the end of the period certain, but if the period certain ends first, we will reduce the amount of each payment to 50% of the original amount.

   You have no right to withdraw amounts early under either GMIB payout option. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

   Because we do not impose a new waiting period for each subsequent purchase payment, if you choose the Guaranteed Minimum Income Benefit, we reserve the right to limit subsequent purchase payments if we discover that by the timing of your purchase payments, your GMIB protected value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial purchase payment and other actions that may artificially increase the GMIB protected value. Certain state laws may prevent us from limiting your subsequent purchase payments. You must exercise one of the GMIB payout options described above no later than 30 days after the later of the contract anniversary coinciding with or next following the annuitant's attainment of age 95 (age 92 for contracts used as a funding vehicle for IRAs).

   You should note that GMIB is designed to provide a type of insurance that serves as a safety net only in the event that your contract value declines significantly due to negative investment performance. If your contract value is not significantly affected by negative investment performance, it is unlikely that the purchase of GMIB will result in your receiving larger annuity payments than if you had not purchased GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing non-GMIB annuity payout options. Therefore, you may generate higher income payments if you were to annuitize a lower contract value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher GMIB protected value than your contract value but at the annuity purchase rates guaranteed under the GMIB.

TERMINATING THE GUARANTEED MINIMUM INCOME BENEFIT

The Guaranteed Minimum Income Benefit cannot be terminated by the owner once elected. The GMIB automatically terminates as of the date the contract is fully surrendered, on the date the death benefit is payable to your beneficiary (unless your surviving spouse elects to continue the contract), or on the date that your contract value is transferred to begin making annuity payments. The GMIB may also be terminated if you designate a new annuitant who would not be eligible to elect the GMIB based on his or her age at the time of the change.

   Upon termination of the GMIB, we will deduct the charge from your contract value for the portion of the

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contract year since the prior contract anniversary (or the contract date if in the first contract year).

HOW WE DETERMINE ANNUITY PAYMENTS

Generally speaking, the annuity phase of the contract involves our distributing to you in increments the value that you have accumulated. We make these incremental payments either over a specified time period (e.g., 15 years) (fixed period annuities) or for the duration of the life of the annuitant (and possibly co-annuitant) (life annuities). There are certain assumptions that are common to both fixed period annuities and life annuities. In each type of annuity, we assume that the value you apply at the outset toward your annuity payments earns interest throughout the payout period. For annuity options within the GMIB, this interest rate ranges from 2% to 2.5% for contracts sold on or after January 20, 2004, or upon subsequent state approval (and 2.5% to 3.5% for all other contracts). For non-GMIB annuity options, the guaranteed minimum rate is 3% (or 1.5% depending on the option elected and the version of the contract). The GMIB guaranteed annuity purchase rates in your contract depict the minimum amounts we will pay (per $1000 of adjusted contract value). If our current annuity purchase rates on the annuity date are more favorable to you than the guaranteed rates, we will make payments based on those more favorable rates.

   Other assumptions that we use for life annuities and fixed period annuities differ, as detailed in the following overview:

FIXED PERIOD ANNUITIES

Currently, we offer fixed period annuities only under the Income Appreciator Benefit and non-GMIB annuity options. Generally speaking, in determining the amount of each annuity payment under a fixed period annuity, we start with the adjusted contract value, add interest assumed to be earned over the fixed period, and divide the sum by the number of payments you have requested. The life expectancy of the annuitant and co-annuitant are relevant to this calculation only in that we will not allow you to select a fixed period that exceeds life expectancy.

LIFE ANNUITIES

There are more variables that affect our calculation of life annuity payments. Most importantly, we make several assumptions about the annuitant's or co-annuitant's life expectancy, including the following:

- The Annuity 2000 Mortality Table is the starting point for our life expectancy assumptions. This table anticipates longevity of an insured population based on historical experience and reflecting anticipated experience for the year 2000.

GUARANTEED AND GMIB ANNUITY PAYMENTS

Because life expectancy has lengthened over the past few decades, and likely will increase in the future, our life annuity calculations anticipate these developments. We do this largely by making a hypothetical reduction in the age of the annuitant (or co-annuitant), in lieu of using the annuitant's (or co-annuitant's) actual age, in calculating the payment amounts. By using such a reduced age, we base our calculations on a younger person, who generally would live longer and therefore draw life annuity payments over a longer time period. Given the longer pay-out period, the payments made to the younger person would be less than those made to an older person. We make two such age adjustments:

1. First, for all annuities, we start with the age of the annuitant (or co-annuitant) on his/her most recent birthday and reduce that age by either
   (a) four years, for life annuities under the GMIB sold in contracts on or after January 20, 2004, or upon subsequent state approval or (b) two years, with respect to guaranteed payments under life annuities not involving GMIB, as well as GMIB payments under contracts not described in (a) immediately above. For the reasons explained above in this section, the four year age reduction causes a greater reduction in the amount of the annuity payments than does the two-year age reduction.

2. Second, for life annuities under both versions of GMIB as well as guaranteed payments under life annuities not involving GMIB, we make a further age reduction according to the table in your contract entitled "Translation of Adjusted Age." As indicated in the table, the further into the future the first

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   annuity payment is, the longer we expect the person receiving those payments to live, and the more we reduce the annuitant's (or co-annuitant's) age.

CURRENT ANNUITY PAYMENTS

Immediately above, we have referenced how we determine annuity payments based on "guaranteed" annuity purchase rates. By "guaranteed" annuity purchase rates, we mean the minimum annuity purchase rates that are set forth in your annuity contract and thus contractually guaranteed by us. "Current" annuity purchase rates, in contrast, refer to the annuity purchase rates that we are applying to contracts that are entering the annuity phase at a given point in time. These current annuity purchase rates vary from period to period, depending on changes in interest rates and other factors. We do not guarantee any particular level of current annuity purchase rates. When calculating current annuity purchase rates, we use the actual age of the annuitant (or co-annuitant), rather than any reduced age.

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        DEATH BENEFIT?
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

THE DEATH BENEFIT FEATURE PROTECTS THE CONTRACT VALUE FOR THE BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, during the accumulation period you can change the beneficiary at any time before the owner or last survivor, if there are spousal joint owners, dies. However, if the contract is jointly owned, the owner must name the joint owner and the joint owner must name the owner as the beneficiary. For entity-owned contracts, we pay a death benefit upon the death of the annuitant.

CALCULATION OF THE DEATH BENEFIT

If the sole owner dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation in good order (proof of death), pay a death benefit to the beneficiary designated by the owner. If there is a sole owner and there is only one beneficiary who is the owner's spouse, then the surviving spouse may continue the contract under the Spousal Continuance Benefit. If there are an owner and joint owner of the contract, and the owner's spouse is both the joint owner and the beneficiary on the date of death, then, at the death of the first to die, the death benefit will be paid to the surviving owner, or the surviving owner may continue the contract under the Spousal Continuance Benefit (FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL. FOR ALL OTHER CONTRACTS, if the owner and joint owner are spouses we will pay this death benefit upon the death of the last surviving spouse who continues the contract as the sole owner.) If the contract has an owner and a joint owner and they are not spouses at the time one dies, we will pay the contract value and the contract will end. Joint ownership may not be allowed in your state.

   Upon receiving appropriate proof of death, the beneficiary will receive the greater of the following:

1) The current contract value (as of the time we receive proof of death in good order). We impose no market value adjustment on contract value held within the market value adjustment option when a death benefit is paid.

2) Either the base death benefit, which equals the total invested purchase payments you have made proportionally reduced by any withdrawals, or (i) if you have chosen a Guaranteed Minimum Death Benefit (GMDB), the GMDB protected value or (ii) if you have chosen the Highest Daily Value Death Benefit, a death benefit equal to the highest daily value (computed as detailed below in this section).

   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, you may elect (i) the Guaranteed Minimum Death Benefit if you are age 85 or younger when you purchase the contract or (ii) the Highest Daily Value Death Benefit if you are 79 or younger when you purchase the contract.

   FOR ALL OTHER CONTRACTS, you may elect the base death benefit if you are 85 or younger and you may elect a GMDB if you are 79 or younger when you purchase the contract.

GUARANTEED MINIMUM DEATH BENEFIT

The Guaranteed Minimum Death Benefit provides for the option to receive an enhanced death benefit upon the death of the sole owner or the first to die of the owner or joint owner during the accumulation phase. You cannot elect a GMDB option if you choose the Highest Daily Value Death Benefit.

   The GMDB protected value option can be equal to the:

    -  GMDB roll-up,

    -  GMDB step-up, or

    -  Greater of the GMDB roll-up and the GMDB step-up.

   The GMDB protected value is calculated daily.

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GMDB ROLL-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 5% (SUBJECT TO A 200% CAP FOR CONTRACTS SOLD PRIOR TO MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL) starting on the date that each invested purchase payment is made. The GMDB roll-up value (AND THE CAP FOR CONTRACTS SOLD PRIOR TO MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL) will increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

   We stop increasing the GMDB roll-up by the effective annual interest rate on the later of:

- the contract anniversary coinciding with or next following the sole owner's or older owner's 80th birthday, or

- the 5th contract anniversary (APPLICABLE ONLY TO CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL).

However, the GMDB protected value will still increase by subsequent invested purchase payments and reduce by the effect of withdrawals.

   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 5% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 5%. FOR ALL OTHER CONTRACTS, withdrawals will reduce the GMDB protected value and the cap proportionally.

   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, if the sole owner or the older of the owner and joint owner is between age 80 and 85 on the contract date, the GMDB roll-up is equal to the invested purchase payments, increased daily at an effective annual interest rate of 3% of all invested purchase payments, starting on the date that each invested purchase payment is made. We will increase the GMDB roll-up by subsequent invested purchase payments and reduce it by the effect of withdrawals.

   We stop increasing the GMDB roll-up by the effective annual interest rate on the 5th contract anniversary. However we will continue to reduce the GMDB protected value by the effect of withdrawals.

   Withdrawals will first reduce the GMDB protected value on a dollar-for-dollar basis up to the first 3% of GMDB protected value calculated on the contract anniversary (on the contract date in the first contract year), then proportionally by any amounts exceeding the 3%.

GMDB STEP-UP

IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS LESS THAN AGE 80 ON THE CONTRACT DATE, the GMDB step-up before the first contract anniversary is the initial invested purchase payment increased by subsequent invested purchase payments, and proportionally reduced by the effect of withdrawals. The GMDB step-up on each contract anniversary will be the greater of the previous GMDB step-up and the contract value as of such contract anniversary. Between contract anniversaries, the GMDB step-up will increase by invested purchase payments and reduce proportionally by withdrawals.

   We stop increasing the GMDB step-up by any appreciation in the contract value on the later of:

- the contract anniversary coinciding with or next following the sole or older owner's 80th birthday, or

- the 5th contract anniversary (APPLICABLE ONLY TO CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL.)

However, we still increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

   Here is an example of a proportional reduction:

   The current contract value is $100,000 and the protected value is $80,000. The owner makes a withdrawal that reduces the contract value by 25% (including the effect of any withdrawal charges). The new protected value is $60,000, or 75% of what it was before the withdrawal.

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   IF THE SOLE OWNER OR THE OLDER OF THE OWNER AND JOINT OWNER IS BETWEEN AGE 80
AND 85 ON THE CONTRACT DATE, the GMDB step-up before the third contract anniversary is the sum of invested purchase payments, reduced by the effect of withdrawals. On the third contract anniversary, we will adjust the GMDB step-up to the greater of the then current GMDB step-up or the contract value as of that contract anniversary. Thereafter, we will only increase the GMDB protected value by subsequent invested purchase payments and proportionally reduce it by withdrawals.

GREATER OF STEP-UP AND ROLL-UP GUARANTEED MINIMUM DEATH BENEFIT

Under this option, the protected value is equal to the greater of the step-up value and the roll-up value.

   If you have chosen the base death benefit and death occurs after age 80, the beneficiary will receive the base death benefit described above. If you have chosen the Guaranteed Minimum Death Benefit option and death occurs on or after age 80, the beneficiary will receive the greater of: 1) the current contract value as of the date that due proof of death is received, and 2) the protected value of the GMDB roll-up or the GMDB step-up reduced proportionally by any subsequent withdrawals.

HIGHEST DAILY VALUE DEATH BENEFIT

The Highest Daily Value Death Benefit (HDV) is a feature under which the death benefit may be "stepped-up" on a daily basis to reflect increasing contract value. HDV is currently being offered in those jurisdictions where we have received regulatory approval, but is not being offered within the original version of the Strategic Partners FlexElite contracts. Certain terms and conditions may differ between jurisdictions once approved. The HDV is not available if you elect the Guaranteed Minimum Death Benefit. Currently, HDV can only be elected at the time you purchase your contract. Please note that you may not terminate the HDV death benefit once elected. Moreover, because this benefit may not be terminated once elected, you must, as detailed below, keep your contract value allocated to certain Prudential Series Fund asset allocation portfolios.

   Under HDV, the amount of the benefit depends on whether the "target date" is reached. The target date is reached upon the later of the contract anniversary coinciding with or next following the elder owner's (or annuitant's, if entity owned) 80th birthday or five years after the contract date. Prior to the target date, the death benefit amount is increased on any business day if the contract value on that day exceeds the most recently determined death benefit amount under this option. These possible daily adjustments cease on and after the target date, and instead adjustments are made only for purchase payments and withdrawals.

IF THE CONTRACT HAS ONE CONTRACT OWNER, the contract owner must be age 79 or less at the time the HDV is elected. If the contract has joint owners, the older owner must be age 79 or less. If there are joint owners, death of the owner refers to the first to die of the joint owners. If the contract is owned by an entity, the annuitant must be age 79 or less, and death of the contract owner refers to the death of the annuitant.


   Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005, must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.


   The HDV death benefit depends on whether death occurs before or after the Death Benefit Target Date.

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

IF THE CONTRACT OWNER DIES BEFORE THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:

-  the base death benefit; and

-  the HDV as of the contract owner's date of death.

IF THE CONTRACT OWNER DIES ON OR AFTER THE DEATH BENEFIT TARGET DATE, THE DEATH BENEFIT EQUALS THE GREATER OF:

-  the base death benefit; and

- the HDV on the Death Benefit Target Date plus the sum of all purchase payments less the sum of all proportional withdrawals since the Death Benefit Target Date.

The amount determined by this calculation is increased by any purchase payments received after the contract owner's date of death and decreased by any proportional withdrawals since such date.

CALCULATION OF THE HIGHEST DAILY VALUE DEATH BENEFIT

EXAMPLES OF HIGHEST DAILY VALUE DEATH BENEFIT CALCULATION

The following are examples of how the HDV death benefit is calculated. Each example assumes an initial purchase payment of $50,000. Each example assumes that there is one contract owner who is age 70 on the contract date.

EXAMPLE WITH MARKET INCREASE AND DEATH BEFORE DEATH BENEFIT TARGET DATE

Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the contract value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the contract owner has died before the Death Benefit Target Date. The death benefit is equal to the greater of HDV or the base death benefit. The death benefit would be the Highest Daily Value ($90,000) because it is greater than the amount that would have been payable under the base death benefit ($75,000).

EXAMPLE WITH WITHDRAWALS

Assume that the contract value has been increasing due to positive market performance and the contract owner made a withdrawal of $15,000 in contract year 7 when the contract value was $75,000. On the date we receive due proof of death, the contract value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth contract year. Assume as well that the contract owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the base death benefit.

Highest Daily Value = $90,000 - [$90,000 * $15,000/$75,000]

                     = $90,000 - $18,000

                     = $72,000

Base Death Benefit = max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]

                     = max [$80,000, $40,000]

                     = $80,000

                     The death benefit therefore is $80,000.

EXAMPLE WITH DEATH AFTER DEATH BENEFIT TARGET DATE

Assume that the contract owner's contract value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the contract owner dies after the Death Benefit Target Date, when the contract value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the contract owner made a purchase payment of $15,000 and later had taken a withdrawal of $5,000 when the contract value was $70,000. The death benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus purchase payments minus proportional withdrawals after the Death Benefit Target Date or the base death benefit.

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Highest Daily Value = $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]

                     = $80,000 + $15,000 - $6,786

                     = $88,214

Base Death Benefit = max [$75,000, ($50,000 + $15,000) - [($50,000 + $15,000) *
$5,000/$70,000]]

                     = max [$75,000, $60,357]

                     = $75,000

                     The death benefit therefore is $88,214.

PAYOUT OPTIONS

The beneficiary may, within 60 days of providing proof of death, choose to take the death benefit under one of several death benefit payout options listed below.

   The death benefit payout options are:

   Choice 1. Lump sum payment of the death benefit. If the beneficiary does not choose a payout option within sixty days, the beneficiary will receive this payout option.


   Choice 2. The payment of the entire death benefit within a period of 5 years from the date of death of the first-to-die of the owner or joint owner.



      The entire death benefit will include any increases or losses resulting from the performance of the variable or fixed interest rate options during this period. During this period the beneficiary may: reallocate the contract value among the variable, fixed interest rate, or the market value adjustment options; name a beneficiary to receive any remaining death benefit in the event of the beneficiary's death; and make withdrawals from the contract value, in which case, any such withdrawals will not be subject to any withdrawal charges. However, the beneficiary may not make any purchase payments to the contract.



      During this 5 year period, we will continue to deduct from the death benefit proceeds the charges and costs that were associated with the features and benefits of the contract. Some of these features and benefits may not be available to the beneficiary, such as the Guaranteed Minimum Income Benefit.


   Choice 3. Payment of the death benefit under an annuity or annuity settlement option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within one year of the date of death of the owner.

   If the owner and joint owner are spouses, any portion of the death benefit not applied under Choice 3 within one year of the date of death of the first to die must be distributed within five years of that date of death.

   The tax consequences to the beneficiary vary among the three death benefit payout options. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners FlexElite Contract?"

EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit (EAB) is an optional, supplemental death benefit that provides a benefit payment upon the death of the sole owner or first to die of the owner or joint owner during the accumulation phase. Any Earnings Appreciator Benefit payment we make will be in addition to any other death benefit payment we make under the contract. This feature may not be available in your state.

   The Earnings Appreciator Benefit is designed to provide a beneficiary with additional funds when we pay a death benefit in order to defray the impact taxes may have on that payment. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Earnings Appreciator Benefit.

   If you want the Earnings Appreciator Benefit, you generally must elect it at the time you apply for the contract. If you elect the Earnings Appreciator Benefit, you may not later revoke it. You may, if you wish, select both the Earnings Appreciator Benefit and the Highest Daily Value Death Benefit.

   Upon our receipt of proof of death in good order, we will determine an Earnings Appreciator Benefit by multiplying the Earnings Appreciator Benefit percentage below by the lesser of: (i) the then-existing amount of

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earnings under the contract, or (ii) an amount equal to 3 times the sum of all purchase payments previously made under the contract.

   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, for purposes of computing earnings and purchase payments under the Earnings Appreciator Benefit, we calculate earnings as the difference between the contract value and the sum of all purchase payments. Withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis.

   FOR ALL OTHER CONTRACTS, for purposes of computing earnings and purchase payments under the EAB, we increase the initial purchase payments by any subsequent purchase payments and reduce it proportionally by any withdrawals--the total contract value less that resultant sum being earnings.

   When determining the amount of 3 times the sum of all purchase payments mentioned in this section, we exclude purchase payments made both (i) after the first contract anniversary and (ii) within 12 months of the date of death (proportionally reduced for withdrawals).

   The EAB percentages are as follows:

-  40% if the owner is age 70 or younger on the date the application is signed.

- 25% if the owner is between ages 71 and 75 on the date the application is signed.

- FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, 15% if the owner is between ages 76 and 79 on the date the application is signed.

   If the contract is owned jointly, the age of the older of the owner or joint owner determines the EAB percentage.

   If the surviving spouse is continuing the contract in accordance with the Spousal Continuance Benefit (See "Spousal Continuance Benefit" below), the following conditions apply:

- In calculating the Earnings Appreciator Benefit, we will use the age of the surviving spouse at the time that the Spousal Continuance Benefit is activated to determine the applicable EAB percentage.

- For the original version of the contract, we will not allow the surviving spouse to continue the Earnings Appreciator Benefit (or bear the charge associated with this benefit) if he or she is age 76 or older on the date that the Spousal Continuance Benefit is activated. FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON STATE APPROVAL, we will not allow the surviving spouse to continue the Earnings Appreciation Benefit (or bear the charge associated with this benefit) if he or she is age 80 or older on the date the Spousal Continuance Benefit is activated.

- If the Earnings Appreciator Benefit is continued, we will calculate any applicable Earnings Appreciator Benefit payable upon the surviving spouse's death by treating the contract value (as adjusted under the terms of the Spousal Continuance Benefit) as the first purchase payment.

TERMINATING THE EARNINGS APPRECIATOR BENEFIT

The Earnings Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract,

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit,

-  the date the contract terminates, or

-  the date you annuitize the contract.

   Upon termination of the Earnings Appreciator Benefit, we cease imposing the associated charge.

SPOUSAL CONTINUANCE BENEFIT

This benefit is available if, on the date we receive proof of the owner's death in good order, (1) there is only one owner of the contract and there is only one beneficiary who is the owner's spouse; or (2) FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, there are an owner and joint owner of the contract, and the joint owner is the owner's spouse and the owner's beneficiary under the contract. In no event, however, can the annuitant be older than the maximum age for annuitization on the date of the owner's death, nor can the surviving spouse be older than 95 on the date of the owner's death. Assuming the above

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conditions are present, the surviving spouse can elect the Spousal Continuance
Benefit, but must do so no later than 60 days after furnishing proof of the owner's death in good order.

   Upon activation of the Spousal Continuance Benefit, the contract value is adjusted to equal the amount of the death benefit to which the surviving spouse would have been entitled. This contract value will serve as the basis for calculating any death benefit payable upon the death of the surviving spouse. We will allocate any increase in the adjusted contract value among the variable, fixed interest rate and market value adjustment options in the same proportions that existed immediately prior to the spousal continuance adjustment. We will waive the $1,000 minimum requirement for the market value adjustment option.

   Under the Spousal Continuance Benefit, we waive any potential withdrawal charges applicable to purchase payments made prior to activation of the Spousal Continuance Benefit. In addition, the contract value allocated to the market value adjustment option will remain subject to a potential market value adjustment.

   IF YOU ELECTED THE BASE DEATH BENEFIT, then upon activation of the Spousal Continuance Benefit, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the sum of all invested purchase payments (adjusted for withdrawals),

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB ROLL-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB roll-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU ELECTED THE GUARANTEED MINIMUM DEATH BENEFIT WITH THE GMDB STEP-UP, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the GMDB step-up,

plus the amount of any applicable Earnings Appreciator Benefit.

   IF YOU HAVE ELECTED THE HIGHEST DAILY VALUE DEATH BENEFIT, we will adjust the contract value to equal the greater of:

-  the contract value, or

-  the Highest Daily Value,

plus the amount of any applicable Earnings Appreciator Benefit.

   After we have made the adjustment to contract value set out immediately above, we will continue to compute the GMDB roll-up, the GMDB step-up, or HDV death benefit (as applicable), under the surviving spousal owner's contract, and will do so in accordance with the preceding discussion in this section.

   If the contract is being continued by the surviving spouse, the attained age of the surviving spouse will be the basis used in determining the death benefit payable under the Guaranteed Minimum Death Benefit or Highest Daily Value Death Benefit provisions of the contract. The contract may not be continued upon the death of a spouse who had assumed ownership of the contract through the exercise of the Spousal Continuance Benefit.

   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, IF YOU ELECTED THE GUARANTEED MINIMUM INCOME BENEFIT, it will be continued for the surviving spousal owner. All provisions of the Guaranteed Minimum Income Benefit (i.e., waiting period, GMIB roll-up cap, etc.) will remain the same as on the date of the owner's death. If the GMIB reset feature was never exercised, the surviving spousal owner can exercise the GMIB reset feature twice. If the original owner had previously exercised the GMIB reset feature once, the surviving spousal owner can exercise the GMIB reset once. However, the surviving spouse (or new annuitant designated by the surviving spouse) must be under 76 years of age at the time of reset. If the original owner had previously exercised the GMIB reset feature twice, the surviving spousal owner may not exercise the GMIB reset at all. If the attained age of the surviving spouse at activation of the Spousal Continuance Benefit, when added to the remainder of the

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GMIB waiting period to be satisfied, would preclude the surviving spouse from utilizing the Guaranteed Minimum Income Benefit, we will revoke the Guaranteed Minimum Income Benefit under the contract at that time and we will no longer charge for that benefit.

   IF YOU ELECTED THE LIFETIME FIVE INCOME BENEFIT, on the owner's death, the Lifetime Five Income Benefit will end. However, if the owner's surviving spouse would be eligible to acquire the Lifetime Five Income Benefit as if he/she were a new purchaser, then the surviving spouse may elect the Lifetime Five Income Benefit under the Spousal Continuance Benefit. The surviving spouse (or new annuitant designated by the surviving spouse) must be at least 45 years of age at the time of election.


   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, IF YOU ELECTED THE INCOME APPRECIATOR BENEFIT, on the owner's death (or first-to-die, in the case of joint owners), the Income Appreciator Benefit will end unless the contract is continued by the deceased owner's surviving spouse under the Spousal Continuance Benefit. If the contract is continued by the surviving spouse, we will continue to pay the balance of any Income Appreciator Benefit payments until the earliest to occur of the following: (a) the date on which 10 years' worth of IAB automatic withdrawal payments or IAB credits, as applicable, have been paid, (b) the latest date on which annuity payments would have had to have commenced had the owner not died (i.e., contract anniversary coinciding with or next following the annuitant's 95th birthday), or
(c) the contract anniversary coinciding with or next following the annuitants' surviving spouse's 95th birthday.


   If the Income Appreciator Benefit has not been in force for 7 contract years, the surviving spouse may not activate the benefit until it has been in force for 7 contract years. If the attained age of the surviving spouse at activation of the Spousal Continuation Benefit, when added to the remainder of the Income Appreciator Benefit waiting period to be satisfied, would preclude the surviving spouse from utilizing the Income Appreciator Benefit, we will revoke the Income Appreciator Benefit under the contract at that time and we will no longer charge for that benefit. If the Income Appreciator Benefit has been in force for 7 contract years or more, but the benefit has not been activated, the surviving spouse may activate the benefit at any time after the contract has been continued. If the Income Appreciator Benefit is activated after the contract is continued by the surviving spouse, the Income Appreciator Benefit calculation will exclude any amount added to the contract at the time of spousal continuance resulting from any death benefit value exceeding the contract value.

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        INCOME BENEFIT?
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

LIFETIME FIVE INCOME BENEFIT

The Lifetime Five Income Benefit (Lifetime Five) is an optional feature that guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your contract value, subject to our rules regarding the timing and amount of withdrawals. There are two options -- one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount (than the first option) as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the Withdrawal Benefit will be zero. You do not choose between these two options; each option will continue to be available as long as the annuity has a contract value and Lifetime Five is in effect. Certain benefits under Lifetime Five may remain in effect even if the contract value is zero. The option may be appropriate if you intend to make periodic withdrawals from your contract and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year. Lifetime Five is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved.

   Lifetime Five is subject to certain restrictions described below.

- Currently, Lifetime Five can only be elected once each contract year, and only where the annuitant and the contract owner are the same person or, if the contract owner is an entity, where there is only one annuitant. We reserve the right to limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.

-  The annuitant must be at least 45 years old when Lifetime Five is elected.

- Lifetime Five is not available if you elect the Guaranteed Minimum Income Benefit or Income Appreciator Benefit.


- Owners electing this benefit prior to December 5, 2005, were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005, must allocate contract value to one or more of the following asset allocation portfolios of the American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and to the AST Advanced Strategies Portfolio, AST First Trust Balanced Target Portfolio, or AST First Trust Capital Appreciation Target Portfolio.


PROTECTED WITHDRAWAL VALUE


The Protected Withdrawal Value is initially used to determine the amount of each initial annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date


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if earlier than the date of your first withdrawal. With respect to (A) and (C)
above, each value is increased by the amount of any subsequent purchase payments.


- If you elect Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.

- For existing contract owners who are electing the Lifetime Five Benefit, the contract value on the date of the contract owner's election of Lifetime Five will be used to determine the initial Protected Withdrawal Value.

- If you make additional purchase payments after your first withdrawal, the Protected Withdrawal Value will be increased by the amount of each additional purchase payment.


   You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your contract value is greater than the Protected Withdrawal Value. If you elected Lifetime Five prior to March 20, 2006 and that original election remains in effect, then you are eligible to step-up the Protected Withdrawal Value on or after the 5th anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected prior to March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 5th anniversary following the preceding step-up. If you elected Lifetime Five on or after March 20, 2006, then you are eligible to step-up the Protected Withdrawal Value on or after the 3rd anniversary of the first withdrawal under Lifetime Five. Under contracts with Lifetime Five elected on or after March 20, 2006, the Protected Withdrawal Value can be stepped up again on or after the 3rd anniversary following the preceding step-up. In either scenario (i.e., elections before or after March 20, 2006) if you elect to step-up the Protected Withdrawal Value, and on the date you elect to step-up, the charges under Lifetime Five have changed for new purchasers, you may be subject to the new charge going forward.



   An optional automatic step-up (Auto Step-Up) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary (5th contract anniversary if the benefit was elected prior to March 20, 2006) following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Protected Withdrawal Value will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd (5th if the benefit was elected prior to March 20, 2006) contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.


   Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current contract value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your contract value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount (as described below) are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

   The Protected Withdrawal Value is reduced each time a withdrawal is made on a "dollar-for-dollar" basis up to 7% per contract year of the Protected Withdrawal Value and on the greater of a "dollar-for-dollar" basis or a pro rata basis for withdrawals in a contract year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point, the Annual Withdrawal Amount will be zero until such time (if any) as the contract reflects a Protected Withdrawal Value

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(for example, due to a step-up or additional purchase payments being made into the contract).

ANNUAL INCOME AMOUNT UNDER THE LIFE INCOME BENEFIT

The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years. If your cumulative withdrawals are in excess of the Annual Income Amount (Excess Income), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT

The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under Lifetime Five, if your cumulative withdrawals each contract year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a "dollar-for-dollar" basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount (Excess Withdrawal), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the contract value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply. When you elect a step-up, your Annual Withdrawal Amount increases to equal 7% of your contract value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments. A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

   Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each contract year.

- If, cumulatively, you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal Benefit in any contract year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent contract years.

- If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

   However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

Withdrawal Amount or Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.


   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the contract date and the effective date of Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for Lifetime Five.


   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):


(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484


(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000

(c)  Contract value on February 1, 2006 (the first contract anniversary) =
     $265,000

   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $10,000 = $8,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250

-  Annual Income Amount for future contract years remains at $13,250

-  Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

a) If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

- Remaining Annual Withdrawal Amount for current contract year = $18,550 - $15,000 = $3,550

-  Annual Withdrawal Amount for future contract years remains at $18,550

-  Remaining Annual Income Amount for current contract year = $0

- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93


-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157

-  Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

b) If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

-  Remaining Annual Withdrawal Amount for current contract year = $0

- Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future contract years.


- Reduction to Annual Withdrawal Amount = Excess Withdrawal/contract value before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489


-  Annual Withdrawal Amount for future contract years = $18,550 - $489 = $18,061

-  Remaining Annual Income Amount for current contract year = $0

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-  Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 =
   $11,750) reduces Annual Income Amount for future contract years.


- Reduction to Annual Income Amount = Excess Income/contract value before Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250
   = $623


-  Annual Income Amount for future contract years = $13,250 - $623 = $12,627

- Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.

-  Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450


- Proportional reduction = Excess Withdrawal/contract value before Excess Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503


-  Protected Withdrawal Value = $246,450 - max [$6,450, $6,503] = $239,947

EXAMPLE 3. STEP-UP OF THE PROTECTED WITHDRAWAL VALUE


If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 3 years, the Protected Withdrawal Value on February 1, 2010 would be reduced to $225,250 [$265,000 - ($13,250 X 3)]. If a step-up is elected on February 1, 2010, then the following values would result:



-  Protected Withdrawal Value = contract value on February 1, 2010 = $280,000



- Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal Value. Current Annual Income Amount is $13,250. 5% of the stepped-up Protected Withdrawal Value is 5% of $280,000, which is $14,000. Therefore, the Annual Income Amount is increased to $14,000. If the step-up request on February 1, 2010 was due to the election of the auto step-up feature, we would first check to see if an auto step-up should occur by checking to see if 5% of the contract value exceeds the Annual Income Amount by 5% or more. 5% of the contract value is equal to 5% of $280,000, which is $14,000. 5% of the Annual Income Amount ($13,250) is $662.50, which added to the Annual Income Amount is $13,912.50. Since 5% of the contract value is greater than $13,912.50, the step-up would still occur in this scenario, and all of the values would be increased as indicated above.



- Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected Withdrawal Value. Current Annual Withdrawal Amount is $18,550. 7% of the stepped-up Protected Withdrawal Value is 7% of $280,000, which is $19,600. Therefore, the Annual Withdrawal Amount is increased to $19,600.



BENEFITS UNDER LIFETIME FIVE


- If your contract value is equal to zero, and the cumulative withdrawals in the current contract year are greater than the Annual Withdrawal Amount, Lifetime Five will terminate. To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Once you make this election we will make an additional payment for that contract year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the contract year, if any, depending on the option you choose. In subsequent contract years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount. You will not be able to change the option after your election and no further purchase payments will be accepted under your contract. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal
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   Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your contract value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your contract value equals zero no further purchase payments will be accepted under your contract.

- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

   1.  apply your contract value to any annuity option available;

   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the annuitant's death; or

   3. request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the annuitant's death or the date the Protected Withdrawal Value is depleted.

   We must receive your request in a form acceptable to us at the Prudential Annuity Service Center.

- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:

   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your contract; and

   2.  the contract value.

   If no withdrawal was ever taken, we will determine a Protected Withdrawal Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

OTHER IMPORTANT CONSIDERATIONS

- Withdrawals under Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.

- Withdrawals made while Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current contract value, not the Protected Withdrawal Value.


- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Lifetime Five. Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual Income Amount in the form of periodic benefit payments.



ELECTION OF LIFETIME FIVE


WITH RESPECT TO THE SUBSEQUENT VERSION OF STRATEGIC PARTNERS FLEXELITE SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, Lifetime Five can be elected at the time you purchase your contract, or after the contract date. WITH RESPECT TO THE ORIGINAL VERSION OF STRATEGIC PARTNERS FLEXELITE, Lifetime Five can be elected only after the contract date. Elections of

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Lifetime Five are subject to our eligibility rules and restrictions. The contract owner's contract value as of the date of election will be used as the basis to calculate the initial Protected Withdrawal Value, the initial Annual Withdrawal Amount, and the initial Annual Income Amount.

TERMINATION OF LIFETIME FIVE

Lifetime Five terminates automatically when your Protected Withdrawal Value and Annual Income Amount reach zero. You may terminate Lifetime Five at any time by notifying us. If you terminate Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective.

   Lifetime Five terminates:

-  upon your surrender of the contract,

- upon the death of the annuitant (but your surviving spouse may elect a new Lifetime Five benefit if your spouse elects the spousal continuance option and your spouse would then be eligible to elect the benefit as if he/she were a new purchaser),

- upon a change in ownership of the contract that changes the tax identification number of the contract owner, or

-  upon your election to begin receiving annuity payments.

   We cease imposing the charge for Lifetime Five upon the earliest to occur of
(i) your election to terminate the benefit, (ii) our receipt of appropriate proof of the death of the owner (or annuitant, for entity owned contracts),
(iii) the annuity date, (iv) automatic termination of the benefit due to an impermissible change of owner or annuitant, or (v) a withdrawal that causes the benefit to terminate.


   While you may terminate Lifetime Five at any time, we may not terminate the benefit other than in the circumstances listed above. However, we may stop offering Lifetime Five for new elections or re-elections at any time in the future.



   Currently, if you terminate Lifetime Five, you will only be permitted to re-elect the benefit or elect the Spousal Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.



   If you elected Lifetime Five at the time you purchased your contract and prior to March 20, 2006, and you terminate Lifetime Five, there will be no waiting period before you can re-elect the benefit or elect Spousal Lifetime Five. However, once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. If you elected Lifetime Five after the time you purchased your contract, but prior to March 20, 2006, and you terminate Lifetime Five, you must wait until the contract anniversary following your cancellation before you can re-elect the benefit or elect Spousal Lifetime Five. Once you choose to re-elect/elect, the waiting period described above will apply to subsequent re-elections. We reserve the right to limit the re-election/election frequency in the future. Before making any such change to the re-election/ election frequency, we will provide prior notice to contract owners who have an effective Lifetime Five Income Benefit.


ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS


If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity contract beginning after age 70 1/2. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the contract payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.



SPOUSAL LIFETIME FIVE INCOME BENEFIT



The Spousal Lifetime Five Income Benefit (Spousal Lifetime Five) described below is only being offered in those jurisdictions where we have received regulatory


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approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Currently, if you elect Spousal Lifetime Five and subsequently terminate the benefit, there will be a restriction on your ability to re-elect Spousal Lifetime Five and Lifetime Five. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit. Spousal Lifetime Five must be elected based on two Designated Lives, as described below. Each Designated Life must be at least 55 years old when the benefit is elected. Spousal Lifetime Five is not available if you elect any other optional living or death benefit. As long as your Spousal Lifetime Five Income Benefit is in effect, you must allocate your contract value in accordance with the then permitted and available option(s).



   We offer a benefit that guarantees until the later death of two natural persons that are each other's spouses at the time of election of Spousal Lifetime Five and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount (Spousal Life Income Benefit) equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the contract value, subject to our rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the contract value is zero. Spousal Lifetime Five may be appropriate if you intend to make periodic withdrawals from your annuity, wish to ensure that market performance will not affect your ability to receive annual payments and you wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.



INITIAL PROTECTED WITHDRAWAL VALUE



The initial Protected Withdrawal Value is used to determine the amount of the initial annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the contract following your election of Spousal Lifetime Five. The initial Protected Withdrawal Value is equal to the greater of (A) the contract value on the date you elect Spousal Lifetime Five growing at 5% per year from the date of your election, plus any subsequent purchase payments growing at 5% per year from the application of the purchase payment to your contract, until the earlier of the date of your first withdrawal or the 10th anniversary of the benefit effective date, (B) the contract value as of the date of the first withdrawal from your contract, prior to the withdrawal, and (C) the highest contract value on each contract anniversary prior to the first withdrawal or on the first 10 contract anniversaries after the benefit effective date if earlier than the date of your first withdrawal. With respect to (A) and
(C) above, each value is increased by the amount of any subsequent purchase payments.



- If you elect Spousal Lifetime Five at the time you purchase your contract, the contract value will be your initial purchase payment.



- For existing contract owners who are electing the Spousal Lifetime Five Benefit, the contract value on the date of your election of Spousal Lifetime Five will be used to determine the initial Protected Withdrawal Value.



ANNUAL INCOME AMOUNT UNDER THE SPOUSAL LIFE INCOME BENEFIT



The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the


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Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the contract value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any withdrawal charges that may apply.



   You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your contract value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 3rd anniversary of the first withdrawal under Spousal Lifetime Five. The Annual Income Amount can be stepped up again on or after the 3rd anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount, and on the date you elect to step-up, the charges under Spousal Lifetime Five have changed for new purchasers, you may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your contract value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments. Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the purchase payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.



   An optional automatic step-up (Auto Step-Up) feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 3rd contract anniversary following the later of the first withdrawal under the benefit or the prior step-up. At this time, your Annual Income Amount will be stepped-up only if 5% of the contract value exceeds the Annual Income Amount by 5% or more. If 5% of the contract value does not exceed the Annual Income Amount by 5% or more, then an Auto Step-Up opportunity will occur on each successive contract anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 3rd contract anniversary following the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for Spousal Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up.



   Spousal Lifetime Five does not affect your ability to make withdrawals under your contract or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Lifetime Five, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.



   If, cumulatively, you withdraw an amount less than the Annual Income Amount under Spousal Life Income Benefit in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.



   The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the contract date and the effective date of Spousal Lifetime Five are February 1, 2005; 2.) an initial purchase payment of $250,000; 3.) the contract value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the contract value is equal to $263,000; and 5.) the contract value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for the Spousal Lifetime Income Benefit.


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   The initial Protected Withdrawal Value is calculated as the greatest of (a),
(b) and (c):



(a) Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05(393/365) = $263,484.33



(b)  Contract value on March 1, 2006 (the date of the first withdrawal) =
     $263,000



(c)  Contract value on February 1, 2006 (the first Annuity Anniversary) =
     $265,000



   Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).



EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION



If $10,000 was withdrawn (less than the Annual Income Amount) on March 1, 2006, then the following values would result:



- Remaining Annual Income Amount for current contract year = $13,250 - $10,000 = $3,250 Annual Income Amount for future contract years remains at $13,250



EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS



If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:



-  Remaining Annual Income Amount for current contract year = $0



- Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future contract years.



- Reduction to Annual Income Amount = Excess Income/Contract Value before Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250
   = $93



-  Annual Income Amount for future contract years = $13,250 - $93 = $13,157



EXAMPLE 3. STEP-UP OF THE ANNUAL INCOME AMOUNT



If a step-up of the Annual Income Amount is requested on February 1, 2010, the request will be accepted because 5% of the contract value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.



   If the step-up request was due to the election of the auto step-up feature, the step-up would still occur because 5% of the contract value would exceed the Annual Income Amount by more than 5%. (5% of 13,250 = $662.50; $13,250 + $662.50
= $13,912.50; $14,000 . $13,912.50).



BENEFITS UNDER SPOUSAL LIFETIME FIVE



- To the extent that your contract value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that contract year equal to the remaining Annual Income Amount for the contract year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your contract value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described above. No further purchase payments will be accepted under your contract. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current contract year that reduced your contract value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.



- If annuity payments are to begin under the terms of your contract or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent contract years, you can elect one of the following two options:



   1. apply your contract value to any annuity option available; or


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   2. request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.



   We must receive your request in a form acceptable to us at our office.



- In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:



   1. the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates guaranteed in your contract; and



   2. the contract value.



- If no withdrawal was ever taken, we will determine an initial Protected Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.



OTHER IMPORTANT CONSIDERATIONS



- Withdrawals under Spousal Lifetime Five are subject to all of the terms and conditions of the contract, including any withdrawal charges.



- Withdrawals made while Spousal Lifetime Five is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Spousal Lifetime Five does not directly affect the contract value or surrender value, but any withdrawal will decrease the contract value by the amount of the withdrawal (plus any applicable withdrawal charges). If you surrender your contract, you will receive the current surrender value.



- You can make withdrawals from your contract while your contract value is greater than zero without purchasing Spousal Lifetime Five. Spousal Lifetime Five provides a guarantee that if your contract value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.



- You must allocate your contract value in accordance with the then available option(s) that we may permit in order to elect and maintain Spousal Lifetime Five.



- There may be circumstances where you will continue to be charged the full amount for Spousal Lifetime Five even when the benefit is only providing a guarantee of income based on one life with no survivorship.



- In order for the surviving Designated Life to continue Spousal Lifetime Five upon the death of an owner, the Designated Life must elect to assume ownership of the contract under the spousal continuation benefit.



ELECTION OF AND DESIGNATIONS OF SPOUSAL LIFETIME FIVE



Spousal Lifetime Five can only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. Currently, the benefit may only be elected where the contract owner, annuitant and beneficiary designations are as follows:



- One contract owner, where the annuitant and the contract owner are the same person and the beneficiary is the contract owner's spouse. The contract owner/annuitant and the beneficiary each must be at least 55 years old at the time of election; or



- Co-contract owners, where the contract owners are each other's spouses. The beneficiary designation must be the surviving spouse. The first named contract owner must be the annuitant. Both contract owners must each be 55 years old at the time of election.


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


No ownership changes or annuitant changes will be permitted once this benefit is elected. However, if the contract is co-owned, the contract owner that is not the annuitant may be removed without affecting the benefit.



   Spousal Lifetime Five can be elected at the time that you purchase your contract. We also offer existing contract owners the option to elect Spousal Lifetime Five after the contract date of their contract, subject to our eligibility rules and restrictions. Your contract value as of the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.



   Currently, if you terminate Spousal Lifetime Five, you will only be permitted to re-elect the benefit or elect the Lifetime Five Income Benefit on any anniversary of the contract date that is at least 90 calendar days from the date the benefit was last terminated.



   We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to contract owners who have an effective Spousal Lifetime Five Income Benefit.



TERMINATION OF SPOUSAL LIFETIME FIVE



Spousal Lifetime Five terminates automatically when your Annual Income Amount equals zero. You may terminate Spousal Lifetime Five at any time by notifying us. If you terminate Spousal Lifetime Five, any guarantee provided by the benefit will terminate as of the date the termination is effective and certain restrictions on re-election of the benefit will apply as described above. We reserve the right to further limit the frequency election in the future. Spousal Lifetime Five terminates upon your surrender of the contract, upon the first Designated Life to die if the contract is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.



   The charge for Spousal Lifetime Five will no longer be deducted from your contract value upon termination of the benefit.



ADDITIONAL TAX CONSIDERATIONS FOR QUALIFIED CONTRACTS



If you purchase an annuity contract as an investment vehicle for "qualified" investments, including an IRA, the minimum distribution rules under the Code require that you begin receiving periodic amounts from your contract beginning after age 70 1/2. Roth IRAs are not subject to these rules during the contract owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that required minimum distributions due from your contract are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


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        6:

WHAT IS THE
        INCOME APPRECIATOR BENEFIT?
--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

INCOME APPRECIATOR BENEFIT

THE INCOME APPRECIATOR BENEFIT (IAB) IS AVAILABLE TO STRATEGIC PARTNERS FLEXELITE CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL. The IAB is an optional, supplemental income benefit that provides an additional income amount during the accumulation period or upon annuitization. The Income Appreciator Benefit is designed to provide you with additional funds that can be used to help defray the impact taxes may have on distributions from your contract. IAB may be suitable for you in other circumstances as well, which you can discuss with your registered representative. Because individual circumstances vary, you should consult with a qualified tax advisor to determine whether it would be appropriate for you to elect the Income Appreciator Benefit.

   If you want the Income Appreciator Benefit, you generally must elect it when you make your initial purchase payment. Once you elect the Income Appreciator Benefit, you may not later revoke it.

- The annuitant must be 75 or younger in order for you to elect the Income Appreciator Benefit.

- If you choose the Income Appreciator Benefit, we will impose an annual charge equal to 0.25% of your contract value. See Section 8, "What Are The Expenses Associated With The Strategic Partners FlexElite Contract?"

ACTIVATION OF THE INCOME APPRECIATOR BENEFIT

YOU CAN ACTIVATE THE INCOME APPRECIATOR BENEFIT AT ANY TIME AFTER IT HAS BEEN IN FORCE FOR SEVEN YEARS. To activate the Income Appreciator Benefit, you must send us a written request in good order.

   Once activated, you can receive the Income Appreciator Benefit:

    --   IAB OPTION 1 at annuitization as part of an annuity payment;

    -- IAB OPTION 2 during the accumulation phase through the IAB automatic withdrawal payment program; or

    -- IAB OPTION 3 during the accumulation phase as an Income Appreciator Benefit credit to your contract over a 10-year period.

   Income Appreciator Benefit payments are treated as earnings and may be subject to tax upon withdrawal. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners FlexElite Contract?"

   IF YOU DO NOT ACTIVATE THE BENEFIT PRIOR TO THE MAXIMUM ANNUITIZATION AGE YOU MAY LOSE ALL OR PART OF THE IAB.

CALCULATION OF THE INCOME APPRECIATOR BENEFIT

We will calculate the Income Appreciator Benefit amount as of the date we receive your written request in good order (or, for IAB Option 1, on the annuity date). We do this by multiplying the current earnings in the contract by the applicable Income Appreciator Benefit percentage based on the number of years the Income Appreciator Benefit has been in force. For purposes of calculating the Income Appreciator Benefit:

- earnings are calculated as the difference between the contract value and the sum of all purchase payments;

- earnings do not include (1) any amount added to the contract value as a result of the Spousal Continuance Benefit, or (2) if we were to permit you to elect the Income Appreciator Benefit after the contract date, any earnings accrued under the contract prior to that election;

- withdrawals reduce earnings first, then purchase payments, on a dollar-for-dollar basis;

- the table below shows the Income Appreciator Benefit percentages corresponding to the number of years the Income Appreciator Benefit has been in force.

   NUMBER OF YEARS         INCOME
 INCOME APPRECIATOR     APPRECIATOR
       BENEFIT            BENEFIT
  HAS BEEN IN FORCE      PERCENTAGE
 ------------------     -----------
         0-6                 0%
         7-9                15%
        10-14               20%
         15+                25%

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

IAB OPTION 1 -- INCOME APPRECIATOR BENEFIT AT ANNUITIZATION

Under this option, if you choose to activate the Income Appreciator Benefit at annuitization, we will calculate the Income Appreciator Benefit amount on the annuity date and add it to the adjusted contract value for purposes of determining the amount available for annuitization. You may apply this amount to any annuity or settlement option over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

     UPON ANNUITIZATION, YOU MAY LOSE ALL OR A PORTION OF THE INCOME APPRECIATOR BENEFIT IF YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION FOR AT LEAST 15 YEARS. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

EFFECT OF INCOME APPRECIATOR BENEFIT ON GUARANTEED MINIMUM INCOME BENEFIT

If you exercise the Guaranteed Minimum Income Benefit feature and an Income Appreciator Benefit amount remains payable under your contract, the value we use to calculate the annuity payout amount will be the greater of:

1. the adjusted contract value plus the remaining Income Appreciator Benefit amount, calculated at current IAB annuitization rates; or

2. the GMIB protected value plus the remaining Income Appreciator Benefit amount, calculated using the GMIB guaranteed annuity purchase rates shown in the contract.

   If you exercise the Guaranteed Minimum Income Benefit feature and activate the Income Appreciator Benefit at the same time, you must choose among the Guaranteed Minimum Income Benefit annuity payout options available at the time.

TERMINATING THE INCOME APPRECIATOR BENEFIT

The Income Appreciator Benefit will terminate on the earliest of:

-  the date you make a total withdrawal from the contract;

- the date a death benefit is payable if the contract is not continued by the surviving spouse under the Spousal Continuance Benefit;

- the date the Income Appreciator Benefit amount is reduced to zero (generally ten years after activation) under IAB Options 2 and 3;

-  the date of annuitization; or

-  the date the contract terminates.

   Upon termination of the Income Appreciator Benefit, we cease imposing the associated charge.

INCOME APPRECIATOR BENEFIT OPTIONS DURING THE ACCUMULATION PHASE

You may choose IAB Option 1 at annuitization, but you may instead choose IAB Options 2 or 3 during the accumulation phase of your contract. Income Appreciator Benefit payments under IAB Options 2 and 3 will begin on the same day of the month as the contract date, beginning with the next month following our receipt of your request in good order. Under IAB Options 2 and 3, you can choose to have the Income Appreciator Benefit amounts paid or credited monthly, quarterly, semi-annually, or annually.

   IAB OPTIONS 2 AND 3 INVOLVE A TEN-YEAR PAYMENT PERIOD. IF THE 10-YEAR PAYMENT PERIOD WOULD END AFTER THE ANNUITY DATE AND YOU CHOOSE AN ANNUITY SETTLEMENT OPTION OTHER THAN ANY LIFETIME PAYOUT OPTION OR PERIOD CERTAIN OPTION OF AT LEAST 15 YEARS OR YOU MAKE A FULL WITHDRAWAL, YOU MAY LOSE ALL OR ANY REMAINING PORTION OF THE INCOME APPRECIATOR BENEFIT. IN SUCH INSTANCES, WE WOULD NOT REIMBURSE YOU FOR THE EXPENSES YOU HAD PAID US FOR THIS BENEFIT.

IAB OPTION 2 -- INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM

Under this option, you elect to receive the Income Appreciator Benefit during the accumulation phase. When you activate the benefit, a 10-year Income Appreciator Benefit automatic withdrawal payment program begins. We will pay you the Income Appreciator Benefit amount in equal installments over a 10-year payment period. You may combine this Income Appreciator Benefit amount with an automated withdrawal

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

amount from your contract value, in which case each combined payment must be at least $100.

   The maximum automated withdrawal payment amount that you may receive from your contract value under this Income Appreciator Benefit program in any contract year during the 10-year period may not exceed 10% of the contract value as of the date you activate the Income Appreciator Benefit.

   Once we calculate the Income Appreciator Benefit, the amount will not be affected by changes in contract value due to the investment performance of any allocation option. Withdrawal charges may apply to automatic withdrawal payment amounts, but not to amounts attributable to the Income Appreciator Benefit.

   After the ten-year payment period has ended, if the remaining contract value is $2,000 or more, the contract will continue. If the remaining contract value is less than $2,000 after the end of the 10-year payment period, we will pay you the remaining contract value and the contract will terminate. If the contract value falls below the minimum amount required to keep the contract in force due solely to investment results before the end of the 10-year payment period, we will continue to pay the Income Appreciator Benefit amount for the remainder of the 10-year payment period.

DISCONTINUING THE INCOME APPRECIATOR BENEFIT AUTOMATIC WITHDRAWAL PAYMENT PROGRAM UNDER IAB OPTION 2

You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 and activate IAB Option 3 at any time after payments have begun and before the last payment is made. We will add the remaining Income Appreciator Benefit amount to the contract value at the same frequency as your initial election until the end of the 10-year payment period. We will treat any Income Appreciator Benefit amount added to the contract value as additional earnings. Unless you direct us otherwise, we will allocate these additions to the variable investment options, fixed interest rate options, or the market value adjustment option in the same proportions as your most recent purchase payment allocation percentages.

   You may discontinue the Income Appreciator Benefit payment program under IAB Option 2 before the last payment is made and elect an annuity or settlement option. We will add the balance of the Income Appreciator Benefit amount for the 10-year payment period to the contract value in a lump sum before determining the adjusted contract value. The adjusted contract value may be applied to any annuity or settlement option that is paid over the lifetime of the annuitant, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

IAB OPTION 3 -- INCOME APPRECIATOR BENEFIT CREDIT TO CONTRACT VALUE

Under this option, you can activate the Income Appreciator Benefit and receive the benefit as credits to your contract value over a 10-year payment period. We will allocate these Income Appreciator Benefit credits to the variable investment options, the fixed interest rate options, or the market value adjustment option. We will waive the $1,000 minimum requirement for the market value adjustment option. We will calculate the Income Appreciator Benefit amount on the date we receive your written request in good order. Once we have calculated the Income Appreciator Benefit, the Income Appreciator Benefit credit will not be affected by changes in contract value due to the investment performance of any allocation option.

   Before we add the last Income Appreciator Benefit credit to your contract value, you may switch to IAB Option 2 and receive the remainder of the Income Appreciator Benefit as payments to you (instead of credits to the contract value) under the Income Appreciator Benefit program for the remainder of the 10-year payment period.

   You can also request that any remaining payments in the 10-year payment period be applied to an annuity or settlement option that is paid over the lifetime of the annuitants, joint annuitants, or a period certain of at least 15 years (but not to exceed life expectancy).

EXCESS WITHDRAWALS

During the 10-year period under IAB options 2 or 3, an "excess withdrawal" occurs when any amount is

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

withdrawn from your contract value in a contract year that exceeds the sum of
(1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated, that have not been previously withdrawn.

   We will deduct the excess withdrawal on a proportional basis from the remaining Income Appreciator Benefit amount. We will then calculate and apply a new reduced Income Appreciator Benefit amount.

   Withdrawals you make in a contract year that do not exceed the sum of (1) 10% of the contract value as of the date the Income Appreciator Benefit was activated plus (2) earnings since the Income Appreciator Benefit was activated, that have not been previously withdrawn, do not reduce the remaining Income Appreciator Benefit amount. Additionally, if the amount withdrawn in any year is less than the excess withdrawal threshold, the difference between the amount withdrawn and the threshold can be carried over to subsequent years on a cumulative basis and withdrawn without causing a reduction to the Income Appreciator Benefit amount.

EFFECT OF TOTAL WITHDRAWAL ON INCOME APPRECIATOR BENEFIT

We will not make Income Appreciator Benefit payments after the date you make a total withdrawal of the contract surrender value.

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

        7:

HOW CAN I PURCHASE A STRATEGIC PARTNERS

        FLEXELITE CONTRACT?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

PURCHASE PAYMENTS


The initial purchase payment is the amount of money you give us to purchase the contract. Unless we agree otherwise and subject to our rules, the minimum initial purchase payment is $10,000. You must get our prior approval for any initial and additional purchase payment of $1,000,000 or more, unless we are prohibited under applicable state law from insisting on such prior approval. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.


   You may purchase this contract only if the oldest of the owner, joint owner, annuitant, or co-annuitant is age 85 or younger on the contract date. Certain age limits apply to certain features and benefits described herein. No subsequent purchase payments may be made on or after the earliest of the 86th birthday of:

-  the owner;

-  the joint owner;

-  the annuitant; or

-  the co-annuitant

   Currently, the maximum aggregate purchase payment you may make is $20 million. We limit the maximum total purchase payments in any contract year, other than the first to $2 million absent our prior approval. Depending on the applicable state law, other limits may apply.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment among the variable investment options, fixed interest rate options, or the market value adjustment option based on the percentages you choose. The percentage of your allocation to a particular investment option can range in whole percentages from 0% to 100%.

   When you make an additional purchase payment, it will be allocated in the same way as your most recent purchase payment, unless you tell us otherwise. Allocations to the DCA Fixed Rate Option must be no less than $2,000 for contracts sold on or after May 1, 2003, or upon subsequent state approval (for all other contracts $5,000) and, allocations to the market value adjustment option must be no less than $1,000.

   You may change your allocation of future invested purchase payments at any time. Contact the Prudential Annuity Service Center for details.

   We generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information.

   We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. Our business day may close earlier, for example if regular trading on the New York Stock Exchange closes early. Subsequent purchase payments received in good order after the close of the business day will be credited on the following business day.

   At our discretion, we may give initial and subsequent purchase payments (as well as withdrawals and transfers) received in good order by certain broker/dealers prior to the close of a business day the same treatment as they would have received had they been received at the same time at the Prudential Annuity Service Center. For more detail, talk to your registered representative.

CREDIT ELECTION


We will notify you of your option to make a credit election thirty days before your 3rd and 6th contract anniversaries. If you make a credit election, we will add to your contract value a credit amount of 1% of the contract value as of the applicable contract anniversary. The credit will be allocated to the variable or fixed interest rate options or the market value adjustment


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

option in the same proportion as the contract value on the contract anniversary. We must receive your credit election in good order by your contract anniversary in order to add the credit to your contract value. This option is not available if the annuitant or co-annuitant is 81 or older on the contract date, the contract is continued under the Spousal Continuance Benefit, or you previously elected not to take the credit.

   After you make a credit election, amounts you withdraw will be subject to a credit election withdrawal charge of 7% for the first three contract years since your credit election.

   These charges may be lower in certain states.

   The credit election withdrawal charges are determined and applied in the same manner as the withdrawal charges. Credits and related earnings are treated as earnings under the contract.

   We recoup the cost of the credit by assessing withdrawal charges for a longer period of time. If you make a withdrawal during the credit election withdrawal charge period you may be in a worse position than if you had declined the credit. This credit option may not be available in your state.

CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract allocated to the variable investment options, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) adding up the total amount of money allocated to a specific investment option;

2) subtracting from that amount insurance charges and any other applicable charges such as for taxes; and

3) dividing this amount by the number of outstanding accumulation units.

   When you make a purchase payment to a variable investment option, we credit your contract with accumulation units of the subaccount or subaccounts for the investment options you choose. We determine the number of accumulation units credited to your contract by dividing the amount of the purchase payment allocated to a variable investment option by the unit price of the accumulation unit for that variable investment option. We calculate the unit price for each variable investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day.

   We cannot guarantee that your contract value will increase or that it will not fall below the amount of your total purchase payments.

   We reserve the right to terminate the contract, and pay the contract value to you, in either of the following scenarios: (i) if immediately prior to the annuity date, the contract value is less than $2000, or if the contract would provide annuity payments of less than $20 per month and (ii) if during the accumulation period, no purchase payment has been received during the immediately preceding two contract years and each of the following is less than $2000: (a) the total purchase payments (less withdrawals) made prior to such period, and (b) the current contract value.

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        8:
WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC

        PARTNERS FLEXELITE CONTRACT?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss. The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract.

INSURANCE AND ADMINISTRATIVE CHARGES

Each day we make a deduction for the insurance and administrative charges. These charges cover our expenses for mortality and expense risk, administration, marketing and distribution. If you choose a Guaranteed Minimum Death Benefit option, Highest Daily Value Death Benefit option, or Lifetime Five Income Benefit option, the insurance and administrative cost also includes a charge to cover our assumption of the associated risk. The mortality risk portion of the charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. We also incur the risk that the death benefit amount exceeds the contract value. The expense risk portion of the charge is for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. The administrative expense portion of the charge compensates us for the expenses associated with the administration of the contract. This includes preparing and issuing the contract; establishing and maintaining contract records; preparation of confirmations and annual reports; personnel costs; legal and accounting fees; filing fees; and systems costs.

   We calculate the insurance and administrative charge based on the average daily value of all assets allocated to the variable investment options. These charges are not assessed against amounts allocated to the fixed interest rate options. The amount of the charge depends on the death benefit (or other) option that you choose.

   FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, the death benefit charge is equal to:


    -  1.65% on an annual basis if you choose the base benefit,


    - 1.90% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.25% in addition to the base death benefit charge),

    - 2.00% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.35% in addition to the base death benefit charge), or

    - 2.15% on an annual basis if you choose the Highest Daily Value Death Benefit (i.e., 0.50% in addition to the base death benefit charge).

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CONTINUED
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

   FOR ALL OTHER CONTRACTS:

    -  1.60% on an annual basis if you choose the base benefit, and

    - 1.80% on an annual basis if you choose either the roll-up or step-up Guaranteed Minimum Death Benefit option (i.e., 0.20% in addition to the base death benefit charge).

    - 1.90% on an annual basis if you choose the greater of the roll-up and step-up Guaranteed Minimum Death Benefit option (i.e., 0.30% in addition to the base death benefit charge).

   We reserve the right to impose an additional insurance charge of 0.10% annually of average contract value for contracts issued to those aged 76 or older.


   We impose an additional charge of 0.60% annually if you choose the Lifetime Five Income Benefit. We impose an additional charge of 0.75% annually if you choose the Spousal Lifetime Five Income Benefit. The 0.60% and 0.75% charges are in addition to the charge we impose for the applicable death benefit, and are deducted daily based on the contract value in the variable investment options. Upon any reset of the amounts guaranteed under these benefits, we reserve the right to adjust the charge to that being imposed at that time for new elections of the benefits.


   If the charges under the contract are not sufficient to cover our expenses, then we will bear the loss. We do, however, expect to profit from these charges. The insurance risk charge for your contract cannot be increased. Any profits made from these charges may be used by us to pay for the costs of distributing the contracts.

WITHDRAWAL CHARGE

A withdrawal charge may apply if you make a full or partial withdrawal during the withdrawal charge period for a purchase payment. When you make a credit election, a 7% withdrawal charge will be applied to amounts withdrawn for the three contract years following the credit election. The withdrawal charge may also apply if you begin the income phase during these periods, depending upon the annuity option you choose.

   The withdrawal charge is the percentage, shown below, of the amount withdrawn. Full contract years are measured from the contract date with respect to the initial withdrawal charge and from the date you make a credit election with respect to the credit election withdrawal charge.

FULL CONTRACT YEARS
 FROM THE CONTRACT
 DATE AND FROM THE
  DATE YOU MAKE A
  CREDIT ELECTION          WITHDRAWAL CHARGE
--------------------------------------------
         0                         7%
         1                         7%
         2                         7%
         3                         0%

   In certain states reduced withdrawal charges may apply for certain ages if a credit election is made.

   If a withdrawal is effective on the day before a contract anniversary, the withdrawal charge percentage as of the next following contract anniversary will apply.

   If you request a withdrawal, we will deduct an amount from the contract value that is sufficient to pay the withdrawal charge, and provide you with the amount requested.

   If you request a full withdrawal, we will provide you with the full amount of the contract value after making deductions for charges.

   Each contract year, you may withdraw a specified amount of your contract value without incurring a withdrawal charge. We determine the "charge-free amount" available to you in a given contract year on the contract anniversary that begins that year. The charge-free amount in a given contract year is equal to 10% of the sum of all purchase payments that you have made as of the applicable contract anniversary. During the first contract year, the charge-free amount is equal to 10% of the initial purchase payment.

   When you make a withdrawal (including a withdrawal under the optional Lifetime Five Income Benefit), we will deduct the amount of the withdrawal first from the available charge-free amount. Any excess amount will then be deducted from purchase payments in excess of the charge-free amount and subject to applicable withdrawal charges. Once you have withdrawn all

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purchase payments, additional withdrawals will come from any earnings. We do not impose withdrawal charges on earnings.

   If a withdrawal is taken from a market value adjustment guarantee period prior to the expiration of the rate guarantee period, we will make a market value adjustment to the withdrawal amount. We will then apply a withdrawal charge to the adjusted amount.

   Withdrawal charges will never be greater than permitted by applicable law.

WAIVER OF WITHDRAWAL CHARGE FOR CRITICAL CARE

Except as restricted by applicable state law, we will waive all withdrawal charges and any market value adjustment upon receipt of proof that the owner or a joint owner is terminally ill, or has been confined to an eligible nursing home or eligible hospital continuously for at least three months after the contract date. We will also waive the contract maintenance charge if you surrender your contract in accordance with the above noted conditions. This waiver is not available if the owner has assigned ownership of the contract to someone else.

MINIMUM DISTRIBUTION REQUIREMENTS


FOR CONTRACTS SOLD ON OR AFTER MAY 1, 2003, OR UPON SUBSEQUENT STATE APPROVAL, if a withdrawal is taken from a tax qualified contract under the minimum distribution option in order to satisfy an Internal Revenue Service mandatory distribution requirement only with respect to that contract's account balance, we will waive withdrawal charges. See Section 10, "What Are The Tax Considerations Associated With The Strategic Partners Flex Elite Contract?"


CONTRACT MAINTENANCE CHARGE

On each contract anniversary during the accumulation phase, if your contract value is less than $100,000, we will deduct the lesser of $50 or 2% of your contract value, for administrative expenses. (This fee may differ in certain states). While this is what we currently charge, we may increase this charge up to a maximum of $60. Also, we may raise the level of the contract value at which we waive this fee. The charge will be deducted proportionately from each of the contract's variable investment options, fixed interest rate options, and guarantee periods within the market value adjustment option. This same charge will also be deducted when you surrender your contract if your contract value is less than $100,000.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

We will impose an additional charge if you choose the Guaranteed Minimum Income Benefit. FOR CONTRACTS SOLD ON OR AFTER JANUARY 20, 2004, OR UPON SUBSEQUENT STATE APPROVAL, we will deduct a charge equal to 0.50% per year of the average GMIB protected value for the period the charge applies. FOR ALL OTHER CONTRACTS, this is an annual charge equal to 0.45% of the average GMIB protected value for the period the charge applies. We deduct the charge from your contract value on each of the following events:

-  each contract anniversary,

-  when you begin the income phase of the contract,

-  upon a full withdrawal, and

- upon a partial withdrawal if the remaining contract value would not be enough to cover the then applicable Guaranteed Minimum Income Benefit charge.

   If we impose this fee other than on a contract anniversary, then we will pro-rate it based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Because the charge is calculated based on the average GMIB protected value, it does not increase or decrease based on changes to the annuity's contract value due to market performance. If the GMIB protected value increases, the dollar amount of the annual charge will increase, while a decrease in the GMIB protected value will decrease the dollar amount of the charge.

   The charge is deducted annually in arrears each contract year on the contract anniversary. We deduct the amount of the charge pro-rata from the contract value allocated to the variable investment options, the fixed interest rate options, and the market value adjustment option. No market value adjustment will

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apply to the portion of the charge deducted from the market value adjustment option. If you surrender your contract, begin receiving annuity payments under the GMIB or any other annuity payout option we make available during a contract year, or the GMIB terminates, we will deduct the charge for the portion of the contract year since the prior contract anniversary (or the contract date if in the first contract year). Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the applicable Guaranteed Minimum Income Benefit charge, we will deduct the charge from the amount we pay you.

   THE FACT THAT WE MAY IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We will not impose the Guaranteed Minimum Income Benefit charge after the income phase begins.

INCOME APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Income Appreciator Benefit. This is an annual charge equal to 0.25% of your contract value. The Income Appreciator Benefit charge is calculated:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon the death of the sole owner or the first to die of the owner or joint owner prior to the annuity date,

   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at the time of the calculation, and is prorated based on the portion of the contract year that has elapsed since the full annual fee was most recently deducted.

   Although the Income Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon the death of the sole owner or first to die of the owner or joint owners prior to the annuity date,

   -  upon a full withdrawal, and

   - upon a partial withdrawal if the contract value remaining after such partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge.

   We reserve the right to calculate and deduct the fee more frequently than annually, such as quarterly.

   The Income Appreciator Benefit charge is deducted from each investment option in the same proportion that the amount allocated to the investment option bears to the total contract value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal, or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Income Appreciator Benefit charge, the charge is deducted from the amount paid. The payment of the Income Appreciator Benefit charge will be deemed to be made from earnings for purposes of calculating other charges. THE FACT THAT WE IMPOSE THE CHARGE UPON A FULL OR PARTIAL WITHDRAWAL DOES NOT IMPAIR YOUR RIGHT TO MAKE A WITHDRAWAL AT THE TIME OF YOUR CHOOSING.

   We do not assess this charge upon election of IAB Option 1, the completion of IAB Option 2 or 3, and upon annuitization. However, we do assess the IAB charge during the 10-year payment period contemplated by IAB Options 2 and 3. Moreover, you should realize that amounts credited to your contract value under IAB Option 3 increase the contract value, and because the IAB fee is a percentage of your contract value, the IAB fee may increase as a consequence of those additions.

EARNINGS APPRECIATOR BENEFIT CHARGE

We will impose an additional charge if you choose the Earnings Appreciator supplemental death benefit. The charge for this benefit is based on an annual rate of 0.30% of your contract value.

   We calculate the charge on each of the following events:

   -  each contract anniversary,

   -  on the annuity date,

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   -  upon death of the sole or first to die of the owner or joint owner prior to the annuity date,

   -  upon a full or partial withdrawal, and

   -  upon a subsequent purchase payment.

   The fee is based on the contract value at time of calculation and is pro-rated based on the portion of the contract year since the date that the Earnings Appreciator Benefit charge was last calculated.

   Although the Earnings Appreciator Benefit charge may be calculated more often, it is deducted only:

   -  on each contract anniversary,

   -  on the annuity date,

   - upon death of the sole owner or first to die of the owner or joint owner prior to the annuity date,

   -  upon a full withdrawal, and

   - upon a partial withdrawal if the contract value remaining after the partial withdrawal is not enough to cover the then applicable charge.

   We withdraw this charge from each investment option (including each guarantee period) in the same proportion that the amount allocated to the investment option bears to the total contract value. No market value adjustment will apply to the portion of the charge deducted from the market value adjustment option. Upon a full withdrawal or if the contract value remaining after a partial withdrawal is not enough to cover the then-applicable Earnings Appreciator Benefit charge, we will deduct the charge from the amount we pay you. We will deem the payment of the Earnings Appreciator Benefit charge as made from earnings for purposes of calculating other charges.

TAXES ATTRIBUTABLE TO PREMIUM

There may be federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax on us, the current rates range up to 3.5%. It is also our current practice not to deduct a charge for the federal tax associated with deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contract owner in the future for any such tax associated with deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.

TRANSFER FEE


You can make 12 free transfers every contract year. We measure a contract year from the date we issue your contract (contract date). If you make more than 12 transfers in a contract year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $10 for each additional transfer. We have the right to increase this fee up to a maximum of $30 per transfer, but we have no current plans to do so. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated.


COMPANY TAXES

We pay company income taxes on the taxable corporate earnings created by this separate account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future.

   In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the separate account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company

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income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

UNDERLYING MUTUAL FUND FEES


When you allocate a purchase payment or a transfer to the variable investment options, we in turn invest in shares of a corresponding underlying mutual fund. Those funds charge fees that are in addition to the contract-related fees described in this section. For 2006, the fees of these funds ranged from 0.38% to 1.67% annually. For certain funds, expenses are reduced pursuant to expense waivers and comparable arrangements. In general, these expense waivers and comparable arrangements are not guaranteed, and may be terminated at any time. For additional information about these fund fees, please consult the prospectuses for the funds.


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HOW CAN I

        ACCESS MY MONEY?
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

YOU CAN ACCESS YOUR MONEY BY:

- MAKING A WITHDRAWAL (EITHER PARTIAL OR COMPLETE); OR

- CHOOSING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

WITHDRAWALS DURING THE ACCUMULATION PHASE

When you make a full withdrawal, you will receive the value of your contract minus any applicable charges and fees. We will calculate the value of your contract and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.

   Unless you tell us otherwise, any partial withdrawal and related withdrawal charges will be taken proportionately from all of the investment options you have selected. The minimum contract value that must remain in order to keep the contract in force after a withdrawal is $2,000. If you request a withdrawal amount that would reduce the contract value below this minimum, we will withdraw the maximum amount available that, with the withdrawal charge, would not reduce the contract value below such minimum.

   With respect to the variable investment options, we will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a withdrawal request in good order. We will deduct applicable charges, if any, from the assets in your contract.

   With respect to the market value adjustment option, you may specify the guarantee period from which you would like to make a withdrawal. If you indicate that the withdrawal is to originate from the market value adjustment option, but you do not specify which guarantee period is to be involved, then we will take the withdrawal from the guarantee period that has the least time remaining until its maturity date. If you indicate that you wish to make a withdrawal, but do not specify the investment options to be involved, then we will take the withdrawal from your contract value on a pro rata basis from each investment option that you have. In that situation, we will aggregate the contract value in each of the guarantee periods that you have within the market value adjustment option for purposes of making that pro rata calculation. The portion of the withdrawal associated with the market value adjustment option then will be taken from the guarantee periods with the least amount of time remaining until the maturity date, irrespective of the original length of the guarantee period. You should be aware that a withdrawal may avoid a withdrawal charge based on the charge-free amount that we allow, yet still be subject to a market value adjustment.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS ALSO MAY APPLY TO ANY WITHDRAWAL. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 10.

AUTOMATED WITHDRAWALS

We offer an automated withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise. You can make withdrawals from any designated investment option or proportionally from all investment options (other than a guarantee period within the market value adjustment option). The minimum automated withdrawal amount you can make is generally $100. An assignment of the contract terminates any automated withdrawal program that you had in effect.

   INCOME TAXES, TAX PENALTIES, WITHDRAWAL CHARGES, AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 10.

SUSPENSION OF PAYMENTS OR TRANSFERS

The SEC may require us to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

- An emergency exists, as determined by the SEC, during which sales and redemptions of shares of the underlying mutual funds are not feasible or we cannot reasonably value the accumulation units; or

- The SEC, by order, permits suspension or postponement of payments for the protection of owners.

   We expect to pay the amount of any withdrawal or process any transfer made from the fixed interest rate options promptly upon request.

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        10:
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE STRATEGIC

        PARTNERS FLEXELITE CONTRACT?
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

The tax considerations associated with the Strategic Partners FlexElite contract vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan (including contracts held by a non-natural person, such as a trust, acting as an agent for a natural person), or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The discussion includes a description of certain spousal rights under the contract and under tax-qualified plans. Our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments.


   This contract may also be purchased as a non-qualified annuity (i.e., a contract not held under a tax-favored retirement plan) by a trust or custodial IRA account, which can hold other permissible assets other than the annuity. The terms and administration of the trust or custodial account in accordance with the laws and regulations for IRAs, as applicable, are the responsibility of the applicable trustee or custodian.


CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

   It is possible that the Internal Revenue Service (IRS) would assert that some or all of the charges for the optional benefits under the contract, such as the Guaranteed Minimum Death Benefit, should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for these benefits could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for the owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty.

   If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

TAXES ON WITHDRAWALS AND SURRENDER

If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else.

   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal. Also, if you elect the interest payment option, that we may offer, that election will be treated, for tax purposes, as surrendering your contract.

   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

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TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.

   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount you receive under your contract may be subject to a 10% tax penalty. Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.); or

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035

Section 1035 of the Internal Revenue Code of 1986, as amended (Code) permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. If the annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to the new contract prior to that date. (See "Federal Tax Status" in the Statement of Additional Information.)

   Partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as 10% tax penalty on pre-age 59 1/2 withdrawals. The IRS has reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus, we will accept a partial 1035 exchange from a non-qualified annuity into an immediate annuity as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

TAXES PAYABLE BY BENEFICIARIES

The death benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the death benefit, as determined under federal law, is also included in the owner's estate.

   Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing any option other than a lump sum death

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benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.

   Tax consequences to the beneficiary vary among the death benefit payment options.

-  Choice 1: The beneficiary is taxed on earnings in the contract.

- Choice 2: The beneficiary is taxed as amounts are withdrawn (in this case earnings are treated as being distributed first).

- Choice 3: The beneficiary is taxed on each payment (part will be treated as earnings and part as return of premiums).

REPORTING AND WITHHOLDING DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three exemptions unless you designate a different withholding status. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

   State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the CONTRACTS HELD BY TAX FAVORED PLANS section below for a discussion regarding withholding rules for tax favored plans (for example, an IRA).

   Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

ANNUITY QUALIFICATION

   DIVERSIFICATION AND INVESTOR CONTROL. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the variable investment options of the annuity contract must be diversified, according to certain rules. We believe these diversification rules will be met.

   An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines may have on transfers between the investment options offered pursuant to this prospectus. We will take any action, including modifications to your contract or the investment options, required to comply with such guidelines if promulgated.

   Please refer to the Statement of Additional Information for further information on these diversification and investor control issues.

   REQUIRED DISTRIBUTIONS UPON YOUR DEATH. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

the date of death. However, if a periodic payment option is selected by your designated beneficiary and if such payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

   If the contract is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner.

   CHANGES IN THE CONTRACT. We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

CONTRACTS HELD BY TAX FAVORED PLANS

The following discussion covers annuity contracts held under tax-favored retirement plans.


   Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities (IRAs) which are subject to Sections 408(a) and 408(b) of the Code and Roth Individual Retirement Accounts (Roth IRAs) under Section 408A of the Code. This description assumes that you have satisfied the requirements for eligibility for these products.


   YOU SHOULD BE AWARE THAT TAX FAVORED PLANS SUCH AS IRAS GENERALLY PROVIDE TAX DEFERRAL REGARDLESS OF WHETHER THEY INVEST IN ANNUITY CONTRACTS. THIS MEANS THAT WHEN A TAX FAVORED PLAN INVESTS IN AN ANNUITY CONTRACT, IT GENERALLY DOES NOT RESULT IN ANY ADDITIONAL TAX DEFERRAL BENEFITS.

TYPES OF TAX FAVORED PLANS

   IRAS. If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement," attached to this prospectus, contains information about eligibility, contribution limits, tax particulars and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if provided by applicable state law, the amount your contract is worth, if greater) less any applicable federal and state income tax withholding.


   CONTRIBUTIONS LIMITS/ROLLOVERS. Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA, or if you are age 50 or older by making a single contribution consisting of your IRA contributions and catch-up contributions attributable to a prior year and the current year during the period from January 1 to April 15 of the current year. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution allowed by law that you may make to an IRA. For 2006, the limit is $4,000, increasing to $5,000 in 2008. After 2008, the contribution amount will be indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan into another
Section 401(a) plan.

   REQUIRED PROVISIONS. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to Pruco Life;

- The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);


- The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
   70 1/2; and


-  Death and annuity payments must meet "minimum distribution requirements".

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty";

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution.

   ROTH IRAS. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

-  Contributions to a Roth IRA cannot be deducted from your gross income;


- "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements:
   (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or
   (d) for a qualified first time homebuyer distribution within the meaning of
   Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and earnings will be taxed generally in the same manner as distributions from a traditional IRA; and


- If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.


The "IRA Disclosure Statement" attached to this prospectus contains some additional information on Roth IRAs.



   Because the contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to be made to a Roth IRA, you may only purchase the contract for a Roth IRA in connection with a "rollover" or "conversion" of amounts of a traditional IRA, conduit IRA, or another Roth IRA, or if you are age 50 or older by making a single contribution consisting of your Roth IRA contributions and catch-up contributions attributable to the prior year and the


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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


current year during the period from January 1 to April 15 of the current year. The Code permits persons who meet certain income limitations (generally, adjusted gross income under $100,000) who are not married filing a separate return, and who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once the contract has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, as of January 1, 2006, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular or conversion contributions to a Roth IRA. If you are considering rolling over funds from your Roth account under an employer plan, please contact your Financial Professional prior to purchase to confirm whether such rollovers are being accepted.


MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION


If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any minimum distribution not made in a timely manner.



   Effective in 2006, in accordance with recent changes in laws and regulations, required minimum distributions will be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the contract value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.


   You can use the minimum distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will distribute to you this minimum distribution amount, less any other partial withdrawals that you made during the year.


   Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. Similar rules apply if you inherit more than one Roth IRA from the same owner.


PENALTY FOR EARLY WITHDRAWALS

You may owe a 10% tax penalty on the taxable part of distributions received from an IRA or Roth IRA before you attain age 59 1/2.

   Amounts are not subject to this tax penalty if:

-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled; or

- the amount paid or received is in the form of substantially equal payments not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments during that time period will generally result in retroactive application of the 10% tax penalty.).

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

   Other exceptions to this tax may apply. You should consult your tax advisor for further details.

WITHHOLDING

Unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with three exemptions; and

-  For all other distributions, we will withhold at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS

ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevent a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.

   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under Section 8, "What Are The Expenses Associated With The Strategic Partners FlexElite Contract?"

   Information about sales representatives and commissions may be found under "Other Information" and "Sale And Distribution Of The Contract" in Section 11.

   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about federal tax law requirements applicable to tax favored plans, see the "IRA Disclosure Statement," attached to this prospectus.

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OTHER

        INFORMATION
--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

PRUCO LIFE INSURANCE COMPANY


Pruco Life Insurance Company (Pruco Life) is a stock life insurance company which was organized on December 23, 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York, and therefore, is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to do business.



   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since October 13, 1875. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. As Pruco Life's ultimate parent, Prudential Financial exercises significant influence over the operations and capital structure of Pruco Life and Prudential. However, neither Prudential Financial, Prudential, nor any other related company has any legal responsibility to pay amounts that Pruco Life may owe under the contract.



   Pruco Life publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life that is annually audited by independent accountants. Pruco Life's annual report for the year ended December 31, 2005, together with subsequent periodic reports that Pruco Life files with the SEC, are incorporated by reference into this prospectus. You can obtain copies, at no cost, of any and all of this information, including the Pruco Life annual report that is not ordinarily mailed to contract owners, the more current reports and any subsequently filed documents at no cost by contacting us at the address or telephone number listed on the cover. The SEC file number for Pruco Life is 811-07325. You may read and copy any filings made by Pruco Life with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at http://www.sec.gov.


THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life Flexible Premium Variable Annuity Account (separate account), to hold the assets that are associated with the variable annuity contracts. The separate account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the separate account are held in the name of Pruco Life and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC (PIMS), a wholly-owned subsidiary of Prudential Financial, Inc., is the distributor and principal underwriter of the securities offered through this prospectus. PIMS acts as the distributor of a number of annuity contracts and life insurance products we offer.

   PIMS's principal business address is 100 Mulberry Street, Newark, New Jersey 07102-4077. PIMS is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act) and is a member of the National Association of Securities Dealers, Inc. (NASD).

   The contract is offered on a continuous basis. PIMS enters into distribution agreements with broker/dealers who are registered under the Exchange Act and with entities that may offer the contract but are exempt from registration (firms). Applications for the contract are solicited by registered representatives of those firms. Such representatives will also be our appointed insurance agents under state insurance law. In addition, PIMS may offer the contract directly to potential purchasers.

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

   Commissions are paid to firms on sales of the contract according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of purchase payments made, up to a maximum of 8%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of contract value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the contract. Commissions and other compensation paid in relation to the contract do not result in any additional charge to you or to the separate account.


   In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/ dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide to us or our affiliates. These services may include, but are not limited to: educating customers of the firm on the contract's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate registered representatives and make them more knowledgeable about the contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval to PIMS. A list of firms that PIMS paid pursuant to such arrangements is provided in the Statement of Additional Information which is available upon request.


   To the extent permitted by NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

   You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the contract than for selling a different contract that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to a contract product, any such compensation will be paid by us or PIMS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.

LITIGATION


Pruco Life is subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. In our insurance operations, we are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuities operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including


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OTHER INFORMATION CONTINUED

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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


punitive or exemplary damages. The following is such a pending proceeding:



   Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against Pruco Life and Prudential. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Pruco Life plans to appeal the verdict.



   Pruco Life's litigation and regulatory matters are subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of Pruco Life in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on Pruco Life's financial position.


ASSIGNMENT

In general, you can assign the contract at any time during your lifetime. If you do so, we will reset the death benefit to equal the contract value on the date the assignment occurs. For details, see Section 4, "What Is The Death Benefit?" We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event. If you assign the contract, that assignment will result in the termination of any automated withdrawal program that had been in effect. If the new owner wants to re-institute an automated withdrawal program, then he/she needs to submit the forms that we require, in good order.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your representative.

FINANCIAL STATEMENTS

The financial statements of the separate account and Pruco Life, the co-issuer of the Strategic Partners FlexElite contract, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Principal Underwriter

-  Payments Made to Promote Sale of Our Products

-  Allocation of Initial Purchase Payment

-  Determination of Accumulation Unit Values

-  Federal Tax Status

-  State Specific Variations

-  Financial Statements

HOUSEHOLDING

To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contract owner that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling (877) 778-5008.

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MARKET-VALUE
        ADJUSTMENT FORMULA
--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

MARKET-VALUE ADJUSTMENT FORMULA

GENERAL FORMULA

The formula under which Pruco Life calculates the market value adjustment applicable to a full or partial surrender, annuitization, or settlement under the market value adjustment option is set forth below. The market value adjustment is expressed as a multiplier factor. That is, the Contract Value after the market value adjustment ("MVA"), but before any withdrawal charge, is as follows: Contract Value (after MVA) = Contract Value (before MVA) X (1 +
MVA). The MVA itself is calculated as follows:
                              1 + I
                  MVA = [(-------------)to the N/12 power] -1
                          1 + J + .0025

where:  I   =    the guaranteed credited interest rate
                 (annual effective) for the given
                 contract at the time of withdrawal or
                 annuitization or settlement.
        J   =    the current credited interest rate
                 offered on new money at the time of
                 withdrawal or annuitization or
                 settlement for a guarantee period of
                 equal length to the number of whole
                 years remaining in the Contract's
                 current guarantee period plus one
                 year.
        N   =    equals the remaining number of months
                 in the contract's current guarantee
                 period (rounded up) at the time of
                 withdrawal or annuitization or
                 settlement.

PENNSYLVANIA FORMULA

We use the same MVA formula with respect to contracts issued in Pennsylvania as the general formula, except that "J" in the formula above uses an interpolated rate as the current credited interest rate. Specifically, "J" is the interpolated current credited interest rate offered on new money at the time of withdrawal, annuitization, or settlement. The interpolated value is calculated using the following formula:

            m/365 X (n + 1) year rate + (365 - m)/365 X n year rate,

where "n" equals the number of whole years remaining in the Contract's current guarantee period, and "m" equals the number of days remaining in year "n" of the current guarantee period.

INDIANA FORMULA

We use the following MVA formula for contracts issued in Indiana:
                              1 + I
                   MVA = [(-----------)to the N/12 power] -1
                              1 + J

The variables I, J and N retain the same definitions as the general formula.

MARKET VALUE ADJUSTMENT EXAMPLE

(ALL STATES EXCEPT INDIANA AND PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

    The MVA factor calculation would be: [(1.06)/(1.05 + 0.0025)]to the (38/12) power -1 = 0.02274

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.02274 = $253.03

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $253.03 = $11,380.14

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MARKET-VALUE ADJUSTMENT FORMULA CONTINUED
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PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

   The MVA factor calculation would be: [(1.06)/(1.07 + 0.0025)] to the(38/12) power -1 = -0.03644

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.03644) = -$405.47

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$405.47) = $10,721.64

MARKET VALUE ADJUSTMENT EXAMPLE

(PENNSYLVANIA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 4%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.05] + [((365-61)/365) X 0.04] =
         0.0417

   The MVA factor calculation would be: [(1.06)/(1.0417 + 0.0025)] to the (38/12) power-1 = 0.04871

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 X 0.04871 = $542.00

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $542.00 = $11,669.11

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 3 years (the number of whole years remaining) is 7%, and for a guarantee period of 4 years (the number of whole years remaining plus 1) is 8%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  [(61/365) X 0.08] + [((365 - 61)/365) X 0.07] =
         0.0717

   The MVA factor calculation would be: [(1.06)/(1.0717 + 0.0025)] to the (38/12) power-1 = -0.04126

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.04126) = -$459.10

--------------------------------------------------------------------------------
 102

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$459.10) = $10,668.01

MARKET VALUE ADJUSTMENT EXAMPLE

(INDIANA)

The following will illustrate the application of the Market Value Adjustment. For simplicity, surrender charges are ignored in this example.

Positive market value adjustment

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 5%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  5% (0.05)

The MVA factor calculation would be: [(1.06)/(1.05)] to the (38/12) power-1 = 0.03047

2) Multiply the Contract Value by the factor calculated in Step 1.

                          $11,127.11 x 0.03047 = $339.04

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                         $11,127.11 + $339.04 = $11,466.15

The MVA may not always be positive. Here is an example where it is negative.

- Suppose a contract owner made an invested purchase payment of $10,000 on July 1, 2005 and received a guaranteed interest rate of 6% for 5 years. A request to surrender the contract is made on May 1, 2007. At the time, the Contract Value will have accumulated to $11,127.11. The number of whole years remaining in the guarantee period is 3.

- On May 1, 2007 the interest rate declared by Pruco Life for a guarantee period of 4 years (the number of whole years remaining plus 1) is 7%.

The following computations would be made:

1) Determine the Market Value Adjustment factor.

    N =  38
    I =  6% (0.06)
    J =  7% (0.07)

    The MVA factor calculation would be: [(1.06)/(1.07)]to the (38/12) power -1 = -0.02930

2) Multiply the Contract Value by the factor calculated in Step 1.

                        $11,127.11 X (-0.02930) = -$326.02

3) Add together the Market Value Adjustment and the Contract Value to get the total Contract Surrender Value.

                       $11,127.11 + (-$326.02) = $10,801.09

--------------------------------------------------------------------------------

         APPENDIX A

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
PART II
STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11
--------------------------------------------------------------------------------


As we have indicated throughout this prospectus, the Strategic Partners FlexElite Variable Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge by calling (888) PRU-2888 or by writing to us at the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.


--------------------------------------------------------------------------------
 104

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES:
(BASE DEATH BENEFIT 1.60) (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00649                  $0.75325                       93,203
         1/1/2003 to 12/31/2003                      $0.75325                  $0.96574                      650,728
         1/1/2004 to 12/31/2004                      $0.96574                  $1.04212                      519,492
         1/1/2005 to 12/31/2005                      $1.04212                  $1.17505                      279,576

PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00967                  $0.80433                       19,194
         1/1/2003 to 12/31/2003                      $0.80433                  $1.04229                      135,937
         1/1/2004 to 12/31/2004                      $1.04229                  $1.12776                      327,748
         1/1/2005 to 12/31/2005                      $1.12776                  $1.23737                      211,784

PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00696                  $0.78574                      122,789
         1/1/2003 to 12/31/2003                      $0.78574                  $1.03683                      199,985
         1/1/2004 to 12/31/2004                      $1.03683                  $1.11832                      189,864
         1/1/2005 to 12/31/2005                      $1.11832                  $1.27756                       35,197

PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00000                  $0.99920                      423,551
         1/1/2003 to 12/31/2003                      $0.99920                  $0.99175                    2,261,832
         1/1/2004 to 12/31/2004                      $0.99175                  $0.98636                    1,732,006
         1/1/2005 to 12/31/2005                      $0.98636                  $0.99903                    2,157,271

PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00875                  $0.81778                       59,882
         1/1/2003 to 12/31/2003                      $0.81778                  $1.03180                    1,305,656
         1/1/2004 to 12/31/2004                      $1.03180                  $1.12172                    1,441,905
         1/1/2005 to 12/31/2005                      $1.12172                  $1.15421                      791,358

PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00860                  $0.79642                       40,410
         1/1/2003 to 12/31/2003                      $0.79642                  $1.00386                      239,625
         1/1/2004 to 12/31/2004                      $1.00386                  $1.14926                      359,660
         1/1/2005 to 12/31/2005                      $1.14926                  $1.31966                      397,306

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00677                  $0.79525                      312,154
         1/1/2003 to 12/31/2003                      $0.79525                  $1.03928                      757,989
         1/1/2004 to 12/31/2004                      $1.03928                  $1.17378                      980,943
         1/1/2005 to 12/31/2005                      $1.17378                  $1.27649                      900,240



* DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.60) (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00304                  $0.78203                       96,866
         1/1/2003 to 12/31/2003                      $0.78203                  $0.97382                      262,005
         1/1/2004 to 12/31/2004                      $0.97382                  $1.07230                       71,567
         1/1/2005 to 4/29/2005                       $1.07230                  $0.98940                            0

SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00936                  $0.85600                       37,745
         1/1/2003 to 12/31/2003                      $0.85600                  $1.04209                      156,248
         1/1/2004 to 12/31/2004                      $1.04209                  $1.11577                      192,135
         1/1/2005 to 12/31/2005                      $1.11577                  $1.14907                      128,530
SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00335                  $0.88984                    2,338,741
         1/1/2003 to 12/31/2003                      $0.88984                  $1.07623                    5,502,079
         1/1/2004 to 12/31/2004                      $1.07623                  $1.17676                    9,469,017
         1/1/2005 to 12/31/2005                      $1.17676                  $1.24626                    8,775,371

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00203                  $0.93918                    2,345,900
         1/1/2003 to 12/31/2003                      $0.93918                  $1.07673                    4,403,658
         1/1/2004 to 12/31/2004                      $1.07673                  $1.15394                    2,394,175
         1/1/2005 to 12/31/2005                      $1.15394                  $1.20301                    3,179,088

SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00676                  $0.85482                      433,610
         1/1/2003 to 12/31/2003                      $0.85482                  $1.08886                    1,349,154
         1/1/2004 to 12/31/2004                      $1.08886                  $1.20600                    1,886,439
         1/1/2005 to 12/31/2005                      $1.20600                  $1.30008                    1,125,990

SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00493                  $0.84271                      723,141
         1/1/2003 to 12/31/2003                      $0.84271                  $1.06394                    1,988,561
         1/1/2004 to 12/31/2004                      $1.06394                  $1.18378                    2,586,101
         1/1/2005 to 12/31/2005                      $1.18378                  $1.27280                    2,332,131



* DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 106

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.60) (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00956                  $0.83364                       51,159
         1/1/2003 to 12/31/2003                      $0.83364                  $1.04013                      401,897
         1/1/2004 to 12/31/2004                      $1.04013                  $1.20534                      547,463
         1/1/2005 to 12/31/2005                      $1.20534                  $1.26529                      446,285

SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00812                  $0.81844                      208,005
         1/1/2003 to 12/31/2003                      $0.81844                  $1.02601                      378,060
         1/1/2004 to 12/31/2004                      $1.02601                  $1.16945                      525,090
         1/1/2005 to 12/31/2005                      $1.16945                  $1.30965                      660,686
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00460                  $0.76575                       89,492
         1/1/2003 to 12/31/2003                      $0.76575                  $0.95573                      229,832
         1/1/2004 to 12/31/2004                      $0.95573                  $1.05721                      184,299
         1/1/2005 to 4/29/2005                       $1.05721                  $0.98737                            0

SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $0.98986                  $0.68122                       64,598
         1/1/2003 to 12/31/2003                      $0.68122                  $0.93944                      718,763
         1/1/2004 to 12/31/2004                      $0.93944                  $1.10534                    1,479,218
         1/1/2005 to 12/31/2005                      $1.10534                  $1.14515                      732,774

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $0.99896                  $0.97196                      257,990
         1/1/2003 to 12/31/2003                      $0.97196                  $1.17106                    3,639,912
         1/1/2004 to 12/31/2004                      $1.17106                  $1.26025                    2,570,594
         1/1/2005 to 12/31/2005                      $1.26025                  $1.29024                    1,129,082

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $0.99996                  $1.05757                      946,026
         1/1/2003 to 12/31/2003                      $1.05757                  $1.10183                    4,014,394
         1/1/2004 to 12/31/2004                      $1.10183                  $1.14172                    3,829,364
         1/1/2005 to 12/31/2005                      $1.14172                  $1.15064                    2,616,515

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00813                  $0.75658                       77,973
         1/1/2003 to 12/31/2003                      $0.75658                  $1.05808                      234,827
         1/1/2004 to 12/31/2004                      $1.05808                  $1.26419                      219,324
         1/1/2005 to 12/31/2005                      $1.26419                  $1.46554                      192,853



* DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.60) (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $0.99996                  $0.76251                       66,083
         1/1/2003 to 12/31/2003                      $0.76251                  $1.01108                      571,775
         1/1/2004 to 12/31/2004                      $1.01108                  $0.98594                    1,185,252
         1/1/2005 to 12/31/2005                      $0.98594                  $0.99462                      379,320

SP SMALL-CAP VALUE PORTFOLIO (FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00401                  $0.77921                      127,081
         1/1/2003 to 12/31/2003                      $0.77921                  $1.02081                      659,327
         1/1/2004 to 12/31/2004                      $1.02081                  $1.21256                      906,230
         1/1/2005 to 12/31/2005                      $1.21256                  $1.24863                      550,261
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00807                  $0.80793                       98,858
         1/1/2003 to 12/31/2003                      $0.80793                  $1.00077                       79,543
         1/1/2004 to 12/31/2004                      $1.00077                  $1.08939                       58,732
         1/1/2005 to 12/31/2005                      $1.08939                  $1.23467                       84,874

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00779                  $0.78002                       83,646
         1/1/2003 to 12/31/2003                      $0.78002                  $0.95090                    1,707,961
         1/1/2004 to 12/31/2004                      $0.95090                  $0.99301                    1,470,174
         1/1/2005 to 12/31/2005                      $0.99301                  $1.13871                      648,886

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00200                  $0.68057                        2,907
         1/1/2003 to 12/31/2003                      $0.68057                  $0.95387                      188,395
         1/1/2004 to 12/31/2004                      $0.95387                  $0.93892                      856,847
         1/1/2005 to 4/29/2005                       $0.93892                  $0.83813                            0

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $1.00364                  $0.76891                       36,399
         1/1/2003 to 12/31/2003                      $0.76891                  $1.05634                      992,042
         1/1/2004 to 12/31/2004                      $1.05634                  $1.21164                    1,093,796
         1/1/2005 to 12/31/2005                      $1.21164                  $1.38795                      239,742


* DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.

--------------------------------------------------------------------------------
 108

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES:
(BASE DEATH BENEFIT 1.60) (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99870                 $ 9.99781                          0
AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005                   $10.09321                 $11.71644                          0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.07954                 $10.31589                          0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.05465                  10.27041                        613
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/02/2005                   $10.04992                 $11.32871                          0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04972                 $10.40528                          0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.06642                 $10.33775                          0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04186                 $10.32060                          0
AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99870                 $10.01777                        709
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99870                 $10.00777                          0
AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.14694                 $12.02239                      3,255
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99870                 $10.02777                      5,377
AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.08475                 $10.71961                          0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.01116                 $10.31628                        916
AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04553                 $10.02163                      1,790
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99870                 $10.96320                        484





** DATE THAT THE FUND FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.60) (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.01525                 $10.62776                          0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.03286                 $10.76377                          0

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99870                 $10.58316                          0
AST HIGH YIELD PORTFOLIO (FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.97664                 $ 9.86257                     29,224

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.91372                 $10.65770                      1,055

AST LARGE-CAP VALUE PORTFOLIO (FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.07710                 $10.56123                      1,255
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99870                 $ 9.95397                      1,234

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.12608                 $10.90783                      1,433

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.96610                 $10.48203                          0
AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.03677                 $10.76384                          0

AST MID CAP VALUE PORTFOLIO (FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.06487                 $10.35723                      1,182

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.05559                 $11.34064                      1,721
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.02180                 $10.88951                      3,280

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.99870                 $10.06112                      2,109

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005** to 12/31/2005                   $ 9.99870                 $10.03777                          0
AST SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.04850                 $10.65131                        480





** DATE THAT THE FUND FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 110

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(BASE DEATH BENEFIT 1.60) (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.02851                 $10.35969                        145

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.94923                 $ 9.45336                        317

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $10.00270                 $11.74369                      6,423

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005** to 12/31/2005                   $ 9.88086                 $12.06669                      4,825

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         5/1/2002* to 12/31/2002                     $ 1.00860                 $ 0.77398                      8,577
         1/1/2003 to 12/31/2003                      $ 0.77398                 $ 1.00180                     86,824
         1/1/2004 to 12/31/2004                      $ 1.00180                 $ 1.02749                     87,502
         1/1/2005 to 12/31/2005                      $ 1.02749                 $ 1.05188                     67,596



 * DATE THAT THE ORIGINAL VERSION OF THIS ANNUITY WAS FIRST OFFERED.


** DATE THAT THE FUND FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES:
(HDV, LIFETIME FIVE 2.75) (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
JENNISON PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.06117                 $11.71852                          0
PRUDENTIAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04754                 $11.00992                          0
PRUDENTIAL GLOBAL PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.98571                 $11.24606                          0
PRUDENTIAL MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99964                 $10.02827                          0
PRUDENTIAL STOCK INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05569                 $10.29682                          0
PRUDENTIAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.03704                 $11.16744                          0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.03144                 $10.89452                          0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 4/29/2005                   $10.06839                 $ 9.47634                          0
SP AIM CORE EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02472                 $10.15397                          0
SP BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.01669                 $10.58751                     76,778
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.00674                 $10.41736                     40,172
SP DAVIS VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02465                 $10.54231                          0
SP GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02857                 $10.75346                    165,231
SP LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.07536                 $10.39807                          0
SP LSV INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.91175                 $10.58053                          0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05557                 $ 9.59656                          0





*** DATE THAT THE FUND AND/OR BENEFIT FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 112

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(HDV, LIFETIME FIVE 2.75) (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
SP MID CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02785                 $10.60799                          0

SP PIMCO HIGH YIELD PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.98851                 $10.05567                          0

SP PIMCO TOTAL RETURN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99777                 $10.08669                          0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.03536                 $11.65286                          0

SP SMALL CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02998                 $10.42978                          0

SP SMALL-CAP VALUE PORTFOLIO (FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05686                 $10.42337                          0
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.07318                 $11.89439                          0

SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02972                 $12.03478                          0

SP TECHNOLOGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04271                 $ 9.58302                          0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.92593                 $11.20713                          0

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99777                 $ 9.98918                          0

AST ALGER ALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/02/2005                  $10.09229                 $11.62084                          0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.07861                 $10.22287                          0

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05372                 $10.17785                          0

AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04900                 $11.23624                          0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04879                 $10.31138                          0





*** DATE THAT THE FUND AND/OR BENEFIT FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(HDV, LIFETIME FIVE 2.75) (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.06549                 $10.24446                          0

AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04094                 $10.22754                          0

AST BALANCED ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99777                 $10.00913                      5,593
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99777                 $ 9.99914                     90,558

AST COHEN & STEERS REALTY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.14601                 $11.91406                          0

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99777                 $10.01910                      4,195
AST DEAM LARGE-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.08383                 $10.62294                          0

AST DEAM SMALL-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.01024                 $10.22322                          0

AST DEAM SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04461                 $ 9.93126                          0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99777                 $10.86427                          0

AST GLOBAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.01433                 $10.53185                          0

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.03193                 $10.66654                          0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99777                 $10.48770                          0

AST HIGH YIELD PORTFOLIO (FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.97572                 $ 9.77353                          0

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.91280                 $10.56143                          0
AST LARGE-CAP VALUE PORTFOLIO (FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.07618                 $10.46601                          0





*** DATE THAT THE FUND AND/OR BENEFIT FIRST BECAME AVAILABLE WITHIN THIS ANNUITY.
                                                                                         THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 114

--------------------------------------------------------------------------------
PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


ACCUMULATION UNIT VALUES (CONTINUED):
(HDV, LIFETIME FIVE 2.75) (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)
------------------------------------------------------------------------------------------------------------------------------
                                              ACCUMULATION UNIT VALUE   ACCUMULATION UNIT VALUE   NUMBER OF ACCUMULATION UNITS
                                              AT BEGINNING OF PERIOD    AT END OF PERIOD          OUTSTANDING AT END OF PERIOD
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99777                 $ 9.86405                          0

AST MARSICO CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.12516                 $10.80945                          0

AST MFS GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.96517                 $10.38754                          0

AST MFS GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.03584                 $10.66678                          0

AST MID CAP VALUE PORTFOLIO (FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.06394                 $10.26369                          0

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.05467                 $11.23844                          0

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02088                 $10.79135                          0

AST PIMCO LIMITED MATURITY BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.99777                 $ 9.97047                          0

AST PRESERVATION ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         12/5/2005*** to 12/31/2005                  $ 9.99777                 $10.02910                          0

AST SMALL-CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04758                 $10.55522                          0

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.02759                 $10.26630                          0

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.94831                 $ 9.36794                          0

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.00177                 $11.63782                          0

GARTMORE GVIT DEVELOPING MARKETS FUND
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $ 9.87994                 $11.95787                          0

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------
         3/14/2005*** to 12/31/2005                  $10.04371                 $10.30638                          0



*** DATE THAT THE FUND AND/OR BENEFIT FIRST BECAME AVAILABLE WITHIN THIS
ANNUITY.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


         APPENDIX B




SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU



Within the Strategic Partners(SM) family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at
(888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.



   Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.



   The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.



   Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:



-  Your age;



- The amount of your investment and any planned future deposits into the annuity;



- How long you intend to hold the annuity (also referred to as investment time horizon);



-  Your desire to make withdrawals from the annuity;



-  Your investment return objectives;



-  The effect of optional benefits that may be elected; and



- Your desire to minimize costs and/or maximize return associated with the annuity.



   The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.



   In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:



- Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners FlexElite 2 (i.e., the version of the contract sold on or after May 1, 2003) and the Strategic Partners Annuity One 3/Plus 3 contracts, Strategic Partners Advisor offers few optional benefits.


--------------------------------------------------------------------------------
 116

--------------------------------------------------------------------------------


PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11



- Strategic Partners FlexElite 2 offers both an array of optional benefits as well as the "liquidity" to surrender the annuity without any withdrawal charge after three contract years have passed. FlexElite 2 also is unique in offering an optional persistency bonus (which, if taken, extends the withdrawal charge period).



- Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.



- Strategic Partners Annuity One 3/Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.



STRATEGIC PARTNERS ANNUITY PRODUCT COMPARISON. Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

--------------------------------------------------------------------------------


APPENDIX B -- SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

--------------------------------------------------------------------------------

                                                                                          STRATEGIC PARTNERS
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS    STRATEGIC PARTNERS    ANNUITY ONE 3/ PLUS 3
                             ADVISOR           FLEXELITE 2(1)            SELECT                NON BONUS

--------------------------------------------------------------------------------------------------------------
Minimum Investment     $10,000               $10,000               $10,000               $10,000
--------------------------------------------------------------------------------------------------------------
Maximum Issue Age      85 Qualified &        85 Qualified &        80 Qualified & 85     85 Qualified &
                       Non-Qualified         Non-Qualified         Non-Qualified         Non-Qualified
--------------------------------------------------------------------------------------------------------------
Withdrawal Charge      None                  3 Years               7 Years (7%, 6%,      7 Years (7%, 6%, 5%,
Schedule                                     (7%, 7%, 7%)          5%, 4%, 3%, 2%, 1%)   4%, 3%, 2%, 1%)
                                             Contract date based   Contract date based   Payment date based
--------------------------------------------------------------------------------------------------------------
Annual Charge-Free     Full liquidity        10% of gross          10% of gross          10% of gross purchase
Withdrawal(2)                                purchase payments     purchase payments     payments made as of
                                             made as of last       per contract year,    last contract
                                             contract              cumulative up to 7    anniversary per
                                             anniversary per       years or 70% of       contract year
                                             contract year         gross purchase
                                                                   payments
--------------------------------------------------------------------------------------------------------------
Insurance and          1.40%                 1.65%                 1.52%                 1.40%
Administration Charge
--------------------------------------------------------------------------------------------------------------
Contract Maintenance   The lesser of $30     The lesser of $50     $30. Waived if        The lesser of $35 or
Fee (assessed          or 2% of your         or 2% of your         contract value is     2% of your contract
annually)              contract value.       contract value.       $50,000 or more       value. Waived if
                       Waived if contract    Waived if contract                          contract value is
                       value is $50,000 or   value is $100,000                           $75,000 or more
                       more                  or more
--------------------------------------------------------------------------------------------------------------
Contract Credit        No                    Yes                   No                    No
                                             1% credit option at
                                             end of 3rd and 6th
                                             contract years.
                                             Election results in
                                             a new 3 year
                                             withdrawal charge
--------------------------------------------------------------------------------------------------------------

                        STRATEGIC PARTNERS
                       ANNUITY ONE 3/ PLUS 3
                               BONUS
Minimum Investment     $10,000
---------------------
Maximum Issue Age      85 Qualified &
                       Non-Qualified
---------------------
Withdrawal Charge      7 Years (8%, 8%, 8%,
Schedule               8%, 7%, 6%, 5%)
                       Payment date based
---------------------
Annual Charge-Free     10% of gross purchase
Withdrawal(2)          payments made as of
                       last contract
                       anniversary per
                       contract year
---------------------
Insurance and          1.50%
Administration Charge
---------------------
Contract Maintenance   The lesser of $35 or
Fee (assessed          2% of your contract
annually)              value. Waived if
                       contract value is
                       $75,000 or more
---------------------
Contract Credit        Yes
                       3%-all amounts ages
                       81-85
                       4%-under $250,000
                       5%-$250,000- $999,999
                       6%-$1,000,000+
---------------------



1 THIS COLUMN DEPICTS FEATURES OF THE VERSION OF STRATEGIC PARTNERS FLEXELITE SOLD ON OR AFTER MAY 1, 2003 OR UPON SUBSEQUENT STATE APPROVAL. IN ONE STATE, PRUCO LIFE CONTINUES TO SELL A PRIOR VERSION OF THE CONTRACT. UNDER THAT VERSION, THE CHARGE FOR THE BASE DEATH BENEFIT IS 1.60%, RATHER THAN 1.65%. THE PRIOR VERSION ALSO DIFFERS IN CERTAIN OTHER RESPECTS (E.G., AVAILABILITY OF OPTIONAL BENEFITS). THE VALUES ILLUSTRATED BELOW ARE BASED ON THE 1.65% CHARGE, AND THEREFORE ARE SLIGHTLY LOWER THAN IF THE 1.60% CHARGE WERE USED.



2 WITHDRAWALS OF TAXABLE AMOUNTS WILL BE SUBJECT TO INCOME TAX, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL INCOME TAX PENALTY.


--------------------------------------------------------------------------------
 118

--------------------------------------------------------------------------------


PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11


                                                                                          STRATEGIC PARTNERS
                       STRATEGIC PARTNERS    STRATEGIC PARTNERS    STRATEGIC PARTNERS    ANNUITY ONE 3/ PLUS 3
                             ADVISOR           FLEXELITE 2(1)            SELECT                NON BONUS

--------------------------------------------------------------------------------------------------------------
Fixed Rate Account     No                    Yes                   Yes                   Yes
                                             1-Year                1-Year                1-Year
--------------------------------------------------------------------------------------------------------------
Market Value           No                    Yes                   Yes                   Yes
Adjustment Account                           1-10 Years            7-Year                1-10 Years
(MVA)
--------------------------------------------------------------------------------------------------------------
Enhanced Dollar Cost   No                    Yes                   No                    Yes
Averaging (DCA)
--------------------------------------------------------------------------------------------------------------
Variable Investment    56                    56                    56                    56/62
Options Available
--------------------------------------------------------------------------------------------------------------
Evergreen Funds        N/A                   N/A                   N/A                   6-available in
                                                                                         Strategic Partners
                                                                                         Plus 3 only
--------------------------------------------------------------------------------------------------------------
Base Death Benefit:    The greater of:       The greater of:       Combo: Step/Roll      The greater of:
                       purchase payment(s)   purchase payment(s)   Withdrawals will      purchase payment(s)
                       minus proportionate   minus proportionate   proportionately       minus proportionate
                       withdrawal(s) or      withdrawal(s) or      affect the Death      withdrawal(s) or
                       contract value        contract value        Benefit               contract value
--------------------------------------------------------------------------------------------------------------
Optional Death         Combo: Step/Roll      Step-Up               N/A                   Step-Up
Benefit (for an                              Roll-Up                                     Roll-Up
additional                                   Combo: Step/Roll                            Combo: Step/Roll
cost),(4,5)                                  Highest Daily Value                         Highest Daily Value
                                             (HDV) Earnings                              (HDV) Earnings
                                             Appreciator Benefit                         Appreciator Benefit
                                             (EAB)                                       (EAB)
--------------------------------------------------------------------------------------------------------------
Living Benefits (for   Lifetime Five         Lifetime Five         N/A                   Lifetime Five
an additional                                Guaranteed Minimum                          Guaranteed Minimum
cost),(5,6)                                  Income Benefit                              Income Benefit (GMIB)
                                             (GMIB) Income                               Income Appreciator
                                             Appreciator Benefit                         Benefit (IAB)
                                             (IAB)
                                             Spousal Lifetime                            Spousal Lifetime Five
                                             Five Income Benefit                         Income Benefit
--------------------------------------------------------------------------------------------------------------

                        STRATEGIC PARTNERS
                       ANNUITY ONE 3/ PLUS 3
                               BONUS
------------------------------------------------------------------
Fixed Rate Account     Yes(3)
                       1-Year
---------------------
Market Value           Yes
Adjustment Account     1-10 Years
(MVA)
---------------------
Enhanced Dollar Cost   Yes
Averaging (DCA)
---------------------
Variable Investment    56/62
Options Available
---------------------
Evergreen Funds        6-available in
                       Strategic Partners
                       Plus 3 only
---------------------
Base Death Benefit:    The greater of:
                       purchase payment(s)
                       minus proportionate
                       withdrawal(s) or
                       contract value
---------------------
Optional Death         Step-Up
Benefit (for an        Roll-Up
additional             Combo: Step/Roll
cost),(4,5)            Highest Daily Value
                       (HDV) Earnings
                       Appreciator Benefit
                       (EAB)
---------------------
Living Benefits (for   Lifetime Five
an additional          Guaranteed Minimum
cost),(5,6)            Income Benefit (GMIB)
                       Income Appreciator
                       Benefit (IAB)
                       Spousal Lifetime Five
                       Income Benefit
---------------------



3 MAY OFFER LOWER INTEREST RATES FOR THE FIXED RATE OPTIONS THAN THE INTEREST RATES OFFERED IN THE CONTRACTS WITHOUT CREDIT.



4 FOR MORE INFORMATION ON THESE BENEFITS, REFER TO SECTION 4, "WHAT IS THE DEATH BENEFIT?" IN THE PROSPECTUS.



5 NOT ALL OPTIONAL BENEFITS MAY BE AVAILABLE IN ALL STATES.



6 FOR MORE INFORMATION ON THESE BENEFITS, REFER TO SECTION 3, "WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE?"; SECTION 5, "WHAT IS THE LIFETIME FIVE(SM) Income Benefit?" (discussing Lifetime Five and Spousal Lifetime Five); and section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

--------------------------------------------------------------------------------


HYPOTHETICAL ILLUSTRATION



The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:



- An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.



-  No subsequent deposits or withdrawals are made from the contract.



- The hypothetical gross rates of return (as of December 31, 2005) are reduced by the arithmetic average of the fees and expenses of the underlying portfolios (as of December 31, 2005) and the charges that are deducted from the contract at the Separate Account level as follows:



    -- 0.99% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.



    -- The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).



   The Contract Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the contract anniversary, therefore reflecting the withdrawal charge applicable to that contract year. Note that a withdrawal on the contract anniversary, or the day before the contract anniversary, would be subject to the withdrawal charge applicable to the next contract year, which usually is lower. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).


--------------------------------------------------------------------------------
 120

--------------------------------------------------------------------------------


PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11



0% GROSS RETURN

--------------------------------------------------------------------------------


                                                                              STRATEGIC PARTNERS     STRATEGIC PARTNERS
         STRATEGIC PARTNERS     STRATEGIC PARTNERS     STRATEGIC PARTNERS       ANNUITY ONE 3/         ANNUITY ONE 3/
              ADVISOR                 SELECT              FLEXELITE 2          PLUS 3 NON BONUS         PLUS 3 BONUS
        --------------------   --------------------   --------------------   --------------------   --------------------
        CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
         VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

------------------------------------------------------------------------------------------------------------------------
1       $97,659     $97,659    $97,544     $91,415    $97,419     $91,299    $97,659     $91,522    $101,465    $94,148
2       $95,366     $95,366    $95,141     $90,032    $94,850     $88,910    $95,366     $90,244    $ 98,986    $91,866
3       $93,128     $93,128    $92,798     $88,658    $92,347     $86,582    $93,128     $88,971    $ 96,567    $89,641
4       $90,941     $90,941    $90,512     $87,292    $89,908     $89,908    $90,941     $87,703    $ 94,207    $87,470
5       $88,807     $88,807    $88,283     $85,934    $87,533     $87,533    $88,807     $86,442    $ 91,905    $86,171
6       $86,722     $86,722    $86,109     $84,586    $85,219     $85,219    $86,722     $85,187    $ 89,659    $84,879
7       $84,686     $84,686    $83,988     $83,248    $82,965     $82,965    $84,686     $83,939    $ 87,468    $83,594
8       $82,698     $82,698    $81,919     $81,919    $80,770     $80,770    $82,698     $82,698    $ 85,331    $85,331
9       $80,757     $80,757    $79,902     $79,902    $78,631     $78,631    $80,757     $80,757    $ 83,245    $83,245
10      $78,861     $78,861    $77,934     $77,934    $76,547     $76,547    $78,861     $78,861    $ 81,211    $81,211
11      $77,010     $77,010    $76,014     $76,014    $74,518     $74,518    $77,010     $77,010    $ 79,226    $79,226
12      $75,202     $75,202    $74,142     $74,142    $72,541     $72,541    $75,202     $75,202    $ 77,290    $77,290
13      $73,436     $73,436    $72,282     $72,282    $70,615     $70,615    $73,436     $73,436    $ 75,402    $75,402
14      $71,712     $71,712    $70,468     $70,468    $68,739     $68,739    $71,678     $71,678    $ 73,559    $73,559
15      $70,029     $70,029    $68,698     $68,698    $66,912     $66,912    $69,961     $69,961    $ 71,727    $71,727
16      $68,385     $68,385    $66,972     $66,972    $65,131     $65,131    $68,285     $68,285    $ 69,940    $69,940
17      $66,780     $66,780    $65,288     $65,288    $63,397     $63,397    $66,648     $66,648    $ 68,197    $68,197
18      $65,212     $65,212    $63,646     $63,646    $61,708     $61,708    $65,049     $65,049    $ 66,496    $66,496
19      $63,681     $63,681    $62,044     $62,044    $60,062     $60,062    $63,488     $63,488    $ 64,837    $64,837
20      $62,186     $62,186    $60,482     $60,482    $58,460     $58,460    $61,963     $61,963    $ 63,219    $63,219
21      $60,726     $60,726    $58,958     $58,958    $56,898     $56,898    $60,474     $60,474    $ 61,640    $61,640
22      $59,301     $59,301    $57,472     $57,472    $55,377     $55,377    $59,021     $59,021    $ 60,099    $60,099
23      $57,909     $57,909    $56,022     $56,022    $53,895     $53,895    $57,601     $57,601    $ 58,596    $58,596
24      $56,549     $56,549    $54,608     $54,608    $52,452     $52,452    $56,215     $56,215    $ 57,130    $57,130
25      $55,222     $55,222    $53,229     $53,229    $51,046     $51,046    $54,861     $54,861    $ 55,700    $55,700
------------------------------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. Fund Expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.



5. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor -2.35%; Strategic Partners Select -2.46%; Strategic Partners FlexElite 2 -2.59%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus -2.35%; Strategic Partners Annuity One 3/Plus 3 Bonus -2.44%.



6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.


--------------------------------------------------------------------------------

PART II  STRATEGIC PARTNERS FLEXELITE PROSPECTUS  SECTIONS 1-11

--------------------------------------------------------------------------------


6% GROSS RETURN

--------------------------------------------------------------------------------


                                                                              STRATEGIC PARTNERS     STRATEGIC PARTNERS
         STRATEGIC PARTNERS     STRATEGIC PARTNERS     STRATEGIC PARTNERS       ANNUITY ONE 3/         ANNUITY ONE 3/
              ADVISOR                 SELECT              FLEXELITE 2          PLUS 3 NON BONUS         PLUS 3 BONUS
        --------------------   --------------------   --------------------   --------------------   --------------------
        CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER   CONTRACT   SURRENDER
         VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE      VALUE       VALUE

------------------------------------------------------------------------------------------------------------------------
1       $103,502   $103,502    $103,380   $ 96,844    $103,248   $ 96,721    $103,502   $ 96,957    $107,536   $ 99,734
2       $107,136   $107,136    $106,884   $101,071    $106,611   $ 99,849    $107,136   $101,309    $111,203   $103,107
3       $110,899   $110,899    $110,506   $105,481    $110,083   $103,078    $110,899   $105,854    $114,994   $106,596
4       $114,793   $114,793    $114,252   $110,082    $113,669   $113,669    $114,793   $110,602    $118,915   $110,203
5       $118,824   $118,824    $118,124   $114,881    $117,371   $117,371    $118,824   $115,560    $122,970   $115,063
6       $122,997   $122,997    $122,127   $119,885    $121,194   $121,194    $122,997   $120,737    $127,163   $120,134
7       $127,316   $127,316    $126,267   $125,104    $125,141   $125,141    $127,316   $126,143    $131,499   $125,424
8       $131,787   $131,787    $130,546   $130,546    $129,217   $129,217    $131,787   $131,787    $135,982   $135,982
9       $136,415   $136,415    $134,971   $134,971    $133,426   $133,426    $136,415   $136,415    $140,619   $140,619
10      $141,205   $141,205    $139,545   $139,545    $137,771   $137,771    $141,205   $141,205    $145,413   $145,413
11      $146,164   $146,164    $144,275   $144,275    $142,259   $142,259    $146,164   $146,164    $150,371   $150,371
12      $151,297   $151,297    $149,165   $149,165    $146,892   $146,892    $151,297   $151,297    $155,499   $155,499
13      $156,610   $156,610    $154,220   $154,220    $151,676   $151,676    $156,610   $156,610    $160,800   $160,800
14      $162,109   $162,109    $159,447   $159,447    $156,616   $156,616    $162,109   $162,109    $166,283   $166,283
15      $167,802   $167,802    $164,851   $164,851    $161,717   $161,717    $167,802   $167,802    $171,953   $171,953
16      $173,694   $173,694    $170,439   $170,439    $166,985   $166,985    $173,694   $173,694    $177,816   $177,816
17      $179,794   $179,794    $176,215   $176,215    $172,423   $172,423    $179,794   $179,794    $183,879   $183,879
18      $186,108   $186,108    $182,188   $182,188    $178,039   $178,039    $186,108   $186,108    $190,148   $190,148
19      $192,643   $192,643    $188,363   $188,363    $183,838   $183,838    $192,643   $192,643    $196,632   $196,632
20      $199,408   $199,408    $194,747   $194,747    $189,826   $189,826    $199,408   $199,408    $203,336   $203,336
21      $206,411   $206,411    $201,347   $201,347    $196,009   $196,009    $206,411   $206,411    $210,269   $210,269
22      $213,659   $213,659    $208,172   $208,172    $202,393   $202,393    $213,659   $213,659    $217,439   $217,439
23      $221,162   $221,162    $215,227   $215,227    $208,985   $208,985    $221,162   $221,162    $224,853   $224,853
24      $228,928   $228,928    $222,522   $222,522    $215,791   $215,791    $228,928   $228,928    $232,519   $232,519
25      $236,967   $236,967    $230,064   $230,064    $222,820   $222,820    $236,967   $236,967    $240,447   $240,447
------------------------------------------------------------------------------------------------------------------------



Assumptions:



1. $100,000 initial investment.



2. Fund Expenses = 0.99%.



3. No optional death benefit(s) and/or optional living benefit(s) were elected.



4. Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.



5. These reductions result in hypothetical net rates of return as follows:
   Strategic Partners Advisor 3.51%; Strategic Partners Select 3.39%; Strategic Partners FlexElite 2 3.26%; Strategic Partners Annuity One 3/Plus 3 Non-Bonus 3.51%; Strategic Partners Annuity One 3/Plus Bonus 3.41%.



6. The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.


--------------------------------------------------------------------------------
 122

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUCO LIFE ANNUITY DESCRIBED IN PROSPECTUS ORD01091 (05/2006).


           ---------------------------------------------------------
                               (print your name)

           ---------------------------------------------------------
                                   (address)

           ---------------------------------------------------------
                             (city/state/zip code)

                                MAILING ADDRESS:

                       PRUDENTIAL ANNUITY SERVICE CENTER
                                 P.O. Box 7960
                             Philadelphia, PA 19176

ORD01091

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2006

              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The Strategic Partners(SM) FlexElite annuity contract (the "Contract") is an individual variable annuity contract issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Strategic Partners FlexElite prospectus, dated May 1, 2006. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
COMPANY.....................................................   2
EXPERTS.....................................................   2
PRINCIPAL UNDERWRITER.......................................   2
PAYMENT MADE TO PROMOTE SALE OF OUR PRODUCTS................   2
ALLOCATION OF INITIAL PURCHASE PAYMENT......................   3
DETERMINATION OF ACCUMULATION UNIT VALUES...................   4
FEDERAL TAX STATUS..........................................  48
STATE SPECIFIC VARIATIONS...................................  48
FINANCIAL STATEMENTS........................................  49
SEPARATE ACCOUNT FINANCIAL INFORMATION......................  A1
COMPANY FINANCIAL INFORMATION...............................  B1


         PRUCO LIFE INSURANCE COMPANY                 PRUDENTIAL ANNUITY SERVICE CENTER
            213 WASHINGTON STREET                               P.O. BOX 7960
            NEWARK, NJ 07102-2992                      PHILADELPHIA, PENNSYLVANIA 19176
                                                          TELEPHONE: (888) PRU-2888

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA.
ORD01091B ED. 05/01/2006

                                    COMPANY

     Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized December 23, 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York.


     Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded on October 13, 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.


                                    EXPERTS

     The consolidated financial statements of Pruco Life and subsidiaries as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 and the financial statements of the Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2005 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

     Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

     During 2005, 2004 and 2003, $9,314,227, $ 4,942,952, and $7,202,013,
respectively, was paid to PIMS for its services as principal underwriter. During 2005, 2004 and 2003, PIMS retained none of those commissions.

     As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Contract according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to registered representatives who maintain an ongoing relationship with a contract owner. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS


     In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the Contract on a preferred or recommended company or product list and/or access to the firm's registered representatives), we or PIMS may enter into compensation arrangements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each contract's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the Contract; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We or PIMS also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by the NASD rules and other applicable laws and regulations, PIMS may pay or allow other promotional incentives or payments in the forms of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

     The list below identifies three general types of payments that PIMS pays which are broadly defined as follows:

     - Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm (or its affiliated broker-dealers).

     - Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm (or its affiliated broker-dealers).

     - Fixed Payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker-dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

     The list below includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of May 1, 2006) received payment of more than $10,000 with respect to annuity business during the last calendar year. The firms listed below include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

     NAME OF FIRM:
     Citigroup Global Markets, Inc.
     FSC Securities Corporation (part of the AIG selling network)*
     Merrill Lynch
     Royal Alliance Associates, Inc. (part of the AIG selling network)* SunAmerica Securities, Inc. (part of the AIG selling network)*
     UBS Financial Services
     Wachovia Securities, LLC*
------------------------
* Also includes payments in connection with products issued by American Skandia Life Assurance Corporation, a Prudential Financial affiliate.

                     ALLOCATION OF INITIAL PURCHASE PAYMENT

     As discussed in the prospectus, we generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment in good order at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation. When we receive the minimum initial purchase payment and any other "good order" information that we need, we will thereafter allocate your purchase payment in the manner that you have specified.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

     The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. (See "What Are The Expenses Associated With The Strategic Partners FlexElite Contract?" and "Calculating Contract Value" in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund (the "Series Fund") or other funds held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.


     As we have indicated in the prospectus, Strategic Partners FlexElite is a contract that allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such contract feature. In the prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2005. Here, we set out unit values corresponding to the remaining unit values. As discussed in the prospectus, if you select certain optional benefits (e.g., Lifetime Five), we limit the investment options to which you may allocate your contract value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of contract value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT (1.65)     (FOR VERSION OF CONTRACT
                                                   SOLD ON OR AFTER MAY 1, 2003)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99922        $ 1.21420            152,125
  1/1/2004 to 12/31/2004                                      $ 1.21420        $ 1.30956            463,002
  1/1/2005 to 12/31/2005                                      $ 1.30956        $ 1.47583            552,662
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00118        $ 1.25147            193,243
  1/1/2004 to 12/31/2004                                      $ 1.25147        $ 1.35334            311,248
  1/1/2005 to 12/31/2005                                      $ 1.35334        $ 1.48420            571,931
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00327        $ 1.24068             32,673
  1/1/2004 to 12/31/2004                                      $ 1.24068        $ 1.33762             77,639
  1/1/2005 to 12/31/2005                                      $ 1.33762        $ 1.52738            136,468
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99998        $ 0.99441            297,971
  1/1/2004 to 12/31/2004                                      $ 0.99441        $ 0.98836            443,374
  1/1/2005 to 12/31/2005                                      $ 0.98836        $ 1.00051          1,048,217
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99954        $ 1.21092            645,032
  1/1/2004 to 12/31/2004                                      $ 1.21092        $ 1.31565            894,853
  1/1/2005 to 12/31/2005                                      $ 1.31565        $ 1.35307          1,015,613
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99996        $ 1.25309             42,682
  1/1/2004 to 12/31/2004                                      $ 1.25309        $ 1.43382          1,280,669
  1/1/2005 to 12/31/2005                                      $ 1.43382        $ 1.64563          1,064,399
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00159        $ 1.26748            926,053
  1/1/2004 to 12/31/2004                                      $ 1.26748        $ 1.43082          2,075,045
  1/1/2005 to 12/31/2005                                      $ 1.43082        $ 1.55529          2,255,599
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99612        $ 1.22971             48,569
  1/1/2004 to 12/31/2004                                      $ 1.22971        $ 1.35327            200,376
  1/1/2005 to 4/29/2005                                       $ 1.35327        $ 1.24845                 --
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99817        $ 1.20107             55,244
  1/1/2004 to 12/31/2004                                      $ 1.20107        $ 1.28542            158,604
  1/1/2005 to 12/31/2005                                      $ 1.28542        $ 1.32316            153,201
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00117        $ 1.15665          1,403,004
  1/1/2004 to 12/31/2004                                      $ 1.15665        $ 1.26403          4,143,981
  1/1/2005 to 12/31/2005                                      $ 1.26403        $ 1.33814          6,619,011
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00101        $ 1.09107            502,755
  1/1/2004 to 12/31/2004                                      $ 1.09107        $ 1.16864          1,516,227
  1/1/2005 to 12/31/2005                                      $ 1.16864        $ 1.21773          1,946,350
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99996        $ 1.24587            340,819
  1/1/2004 to 12/31/2004                                      $ 1.24587        $ 1.37914          1,260,460
  1/1/2005 to 12/31/2005                                      $ 1.37914        $ 1.48596          1,432,155


---------------



* Date that subsequent version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT (1.65)  (FOR VERSION OF
                                          CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00136        $ 1.21340          1,767,018
  1/1/2004 to 12/31/2004                                      $ 1.21340        $ 1.34942          5,541,608
  1/1/2005 to 12/31/05                                        $ 1.34942        $ 1.45023          7,573,513
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99747        $ 1.21789             97,852
  1/1/2004 to 12/31/2004                                      $ 1.21789        $ 1.41075            265,841
  1/1/2005 to 12/31/2005                                      $ 1.41075        $ 1.48014            449,321
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00501        $ 1.28001             44,449
  1/1/2004 to 12/31/2004                                      $ 1.28001        $ 1.45822            306,485
  1/1/2005 to 12/31/2005                                      $ 1.45822        $ 1.63218            400,601
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99996        $ 1.19946             47,651
  1/1/2004 to 12/31/2004                                      $ 1.19946        $ 1.32614            164,020
  1/1/2005 to 4/29/2005                                       $ 1.32614        $ 1.23820                 --
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99766        $ 1.29984             95,019
  1/1/2004 to 12/31/2004                                      $ 1.29984        $ 1.52873            345,645
  1/1/2005 to 12/31/2005                                      $ 1.52873        $ 1.58310            605,980
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00294        $ 1.08516            314,251
  1/1/2004 to 12/31/2004                                      $ 1.08516        $ 1.16704            999,511
  1/1/2005 to 12/31/2005                                      $ 1.16704        $ 1.19457          1,416,000
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00171        $ 1.01504            623,594
  1/1/2004 to 12/31/2004                                      $ 1.01504        $ 1.05111          2,655,127
  1/1/2005 to 12/31/2005                                      $ 1.05111        $ 1.05874          3,262,725
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00191        $ 1.28474             91,965
  1/1/2004 to 12/31/2004                                      $ 1.28474        $ 1.53414            394,019
  1/1/2005 to 12/31/2005                                      $ 1.53414        $ 1.77756            559,097
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00197        $ 1.30010             57,793
  1/1/2004 to 12/31/2004                                      $ 1.30010        $ 1.26711            150,104
  1/1/2005 to 12/31/2005                                      $ 1.26711        $ 1.27741            186,837
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99691        $ 1.29465            151,428
  1/1/2004 to 12/31/2004                                      $ 1.29465        $ 1.53719            824,839
  1/1/2005 to 12/31/2005                                      $ 1.53719        $ 1.58200            934,474
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99622        $ 1.17034              8,783
  1/1/2004 to 12/31/2004                                      $ 1.17034        $ 1.27319             31,257
  1/1/2005 to 12/31/2005                                      $ 1.27319        $ 1.44227            101,561
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00273        $ 1.31054             92,962
  1/1/2004 to 12/31/2004                                      $ 1.31054        $ 1.28925            150,355
  1/1/2005 to 4/29/2005                                       $ 1.28925        $ 1.15066                 --



---------------



* Date that subsequent version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT (1.65)  (FOR VERSION OF
                                          CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99810        $ 1.14105            173,262
  1/1/2004 to 12/31/2004                                      $ 1.14105        $ 1.19100            220,957
  1/1/2005 to 12/31/2005                                      $ 1.19100        $ 1.36494            288,071
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00452        $ 1.33001             80,631
  1/1/2004 to 12/31/2004                                      $ 1.33001        $ 1.52498            306,145
  1/1/2005 to 12/31/2005                                      $ 1.52498        $ 1.74603            545,420
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99865        $ 9.99741              2,238
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                   $10.09317        $11.71227                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.07950        $10.31179                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.05461        $10.26647                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                   $10.04988        $11.32469                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04968        $10.40108                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.06637        $10.33364              2,141
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04182        $10.31658              1,476
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99865        $10.01742              9,378
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99865        $10.00743             12,238
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.14689        $12.01771                239
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99865        $10.02740                112
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.08471        $10.71543              2,380
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.01112        $10.31218              1,389
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04549        $10.01768                574
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99865        $10.95883                863
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.01521        $10.62366                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.03282        $10.75949                  0



---------------



 * Date that subsequent version of this annuity was first offered.


** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT (1.65)  (FOR VERSION OF
                                          CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99865        $10.57900              6,743
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.97660        $ 9.85860                583
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.91368        $10.65333                  0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.07706        $10.55706              3,086
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99865        $ 9.94996              1,404
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.12604        $10.90350              5,046
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.96606        $10.47792              2,478
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.03673        $10.75959                  0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.06483        $10.35312              1,046
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.05555        $11.33624                928
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.02176        $10.88522              4,697
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99865        $10.05726              1,124
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99865        $10.03737                  0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04846        $10.64701              1,532
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.02847        $10.35564              1,476
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.94919        $ 9.44958              2,817
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.00265        $11.73902              3,243
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.88082        $12.06187              1,337
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99868        $ 1.20333             36,916
  1/1/2004 to 12/31/2004                                      $ 1.20333        $ 1.23354             32,398
  1/1/2005 to 12/31/2005                                      $ 1.23354        $ 1.26236             34,932



---------------



 * Date that subsequent version of this annuity was first offered.


** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.80)
                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)


                                                      ACCUMULATION        ACCUMULATION          NUMBER OF
                                                     UNIT VALUE AT        UNIT VALUE AT     ACCUMULATION UNITS
                                                      BEGINNING OF           END OF            OUTSTANDING
                                                         PERIOD              PERIOD          AT END OF PERIOD
                                                   ------------------   -----------------   ------------------
JENNISON PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00648            $ 0.75226             214,390
  1/1/2003 to 12/31/2003                               $ 0.75226            $ 0.96253             359,454
  1/1/2004 to 12/31/2004                               $ 0.96253            $ 1.03657             437,733
  1/1/2005 to 12/31/2005                               $ 1.03657            $ 1.16655             431,658
PRUDENTIAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00966            $ 0.80322              44,245
  1/1/2003 to 12/31/2003                               $ 0.80322            $ 1.03884              60,531
  1/1/2004 to 12/31/2004                               $ 1.03884            $ 1.12174              65,420
  1/1/2005 to 12/31/2005                               $ 1.12174            $ 1.22835             129,762
PRUDENTIAL GLOBAL PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00695            $ 0.78463              53,564
  1/1/2003 to 12/31/2003                               $ 0.78463            $ 1.03335              74,916
  1/1/2004 to 12/31/2004                               $ 1.03335            $ 1.11240              75,476
  1/1/2005 to 12/31/2005                               $ 1.11240            $ 1.26822              90,766
PRUDENTIAL MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00000            $ 0.99743             570,229
  1/1/2003 to 12/31/2003                               $ 0.99743            $ 0.98810             350,529
  1/1/2004 to 12/31/2004                               $ 0.98810            $ 0.98039             176,564
  1/1/2005 to 12/31/2005                               $ 0.98039            $ 0.99102             351,235
PRUDENTIAL STOCK INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00875            $ 0.81672             238.239
  1/1/2003 to 12/31/2003                               $ 0.81672            $ 1.02836             583,040
  1/1/2004 to 12/31/2004                               $ 1.02836            $ 1.11569             586,683
  1/1/2005 to 12/31/2005                               $ 1.11569            $ 1.14576             439,856
PRUDENTIAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00859            $ 0.79536              62,128
  1/1/2003 to 12/31/2003                               $ 0.79536            $ 1.00061             104,789
  1/1/2004 to 12/31/2004                               $ 1.00061            $ 1.14323             137,447
  1/1/2005 to 12/31/2005                               $ 1.14323            $ 1.31019             136,980
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00676            $ 0.79423             297,609
  1/1/2003 to 12/31/2003                               $ 0.79423            $ 1.03590              95,814
  1/1/2004 to 12/31/2004                               $ 1.03590            $ 1.16780             426,135
  1/1/2005 to 12/31/2005                               $ 1.16780            $ 1.26751             254,296
SP AIM AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00303            $ 0.78103             101,781
  1/1/2003 to 12/31/2003                               $ 0.78103            $ 0.97072             342,995
  1/1/2004 to 12/31/2004                               $ 0.97072            $ 1.06671             372,335
  1/1/2005 to 4/29/2005                                $ 1.06671            $ 0.98365                  --
SP AIM CORE EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00936            $ 0.85495              97,701
  1/1/2003 to 12/31/2003                               $ 0.85495            $ 1.03882              71,502
  1/1/2004 to 12/31/2004                               $ 1.03882            $ 1.11022             118,334
  1/1/2005 to 12/31/2005                               $ 1.11022            $ 1.14110              85,271


---------------



* Date that original version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.80)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)


                                                      ACCUMULATION        ACCUMULATION          NUMBER OF
                                                     UNIT VALUE AT        UNIT VALUE AT     ACCUMULATION UNITS
                                                      BEGINNING OF           END OF            OUTSTANDING
                                                         PERIOD              PERIOD          AT END OF PERIOD
                                                   ------------------   -----------------   ------------------
SP BALANCED ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00334            $ 0.88881           1,767,596
  1/1/2003 to 12/31/2003                               $ 0.88881            $ 1.07278           3,922,711
  1/1/2004 to 12/31/2004                               $ 1.07278            $ 1.17080           4,878,947
  1/1/2005 to 12/31/2005                               $ 1.17080            $ 1.23750           4,680,294
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00202            $ 0.93791           1,259,036
  1/1/2003 to 12/31/2003                               $ 0.93791            $ 1.07333           2,239,004
  1/1/2004 to 12/31/2004                               $ 1.07333            $ 1.14803           1,929,762
  1/1/2005 to 12/31/2005                               $ 1.14803            $ 1.19426           1,499,548
SP DAVIS VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00675            $ 0.85364             384,740
  1/1/2003 to 12/31/2003                               $ 0.85364            $ 1.08521           1,255,403
  1/1/2004 to 12/31/2004                               $ 1.08521            $ 1.19961           1,551,108
  1/1/2005 to 12/31/2005                               $ 1.19961            $ 1.29059           1,219,863
SP GROWTH ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00493            $ 0.84170           1,338,544
  1/1/2003 to 12/31/2003                               $ 0.84170            $ 1.06062           1,317,700
  1/1/2004 to 12/31/2004                               $ 1.06062            $ 1.17805           1,350,712
  1/1/2005 to 12/31/2005                               $ 1.17805            $ 1.26411           1,486,547
SP LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00956            $ 0.83257              91,491
  1/1/2003 to 12/31/2003                               $ 0.83257            $ 1.03667             273,167
  1/1/2004 to 12/31/2004                               $ 1.03667            $ 1.19910             322,473
  1/1/2005 to 12/31/2005                               $ 1.19910            $ 1.25619             262,579
SP LSV INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00811            $ 0.81728              73,877
  1//1/2003 to 12/31/2003                              $ 0.81728            $ 1.02253             284,552
  1/1/2004 to 12/31/2004                               $ 1.02253            $ 1.16327             356,736
  1/1/2005 to 12/31/2005                               $ 1.16327            $ 1.30016             361,632
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00460            $ 0.76476              66,059
  1/1/2003 to 12/31/2003                               $ 0.76476            $ 0.95259              48,299
  1/1/2004 to 12/31/2004                               $ 0.95259            $ 1.05155              63,108
  1/1/2005 to 4/29/2005                                $ 1.05155            $ 0.98141                  --
SP MID CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 0.98985            $ 0.68036             164,457
  1/1/2003 to 12/31/2003                               $ 0.68036            $ 0.93641             377,429
  1/1/2004 to 12/31/2004                               $ 0.93641            $ 1.09960             403,080
  1/1/2005 to 12/31/2005                               $ 1.09960            $ 1.13704             560,700
SP PIMCO HIGH YIELD PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 0.99895            $ 0.97054             179,141
  1/1/2003 to 12/31/2003                               $ 0.97054            $ 1.16713             744,676
  1/1/2004 to 12/31/2004                               $ 1.16713            $ 1.25337             843,369
  1/1/2005 to 12/31/2005                               $ 1.25337            $ 1.28102             465,406


---------------



* Date that original version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.80)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                      ACCUMULATION        ACCUMULATION          NUMBER OF
                                                     UNIT VALUE AT        UNIT VALUE AT     ACCUMULATION UNITS
                                                      BEGINNING OF           END OF            OUTSTANDING
                                                         PERIOD              PERIOD          AT END OF PERIOD
                                                   ------------------   -----------------   ------------------
SP PIMCO TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 0.99995            $ 1.05598           1,414,853
  1/1/2003 to 12/31/2003                               $ 1.05598            $ 1.09810           2,402,246
  1/1/2004 to 12/31/2004                               $ 1.09810            $ 1.13578           2,504,059
  1/1/2005 to 12/31/2005                               $ 1.13578            $ 1.14219           2,186,086
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00812            $ 0.75559              29,253
  1/1/2003 to 12/31/2003                               $ 0.75559            $ 1.05460             238,073
  1/1/2004 to 12/31/2004                               $ 1.05460            $ 1.25756             139,536
  1/1/2005 to 12/31/2005                               $ 1.25756            $ 1.45500             200,725
SP SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 0.99995            $ 0.76152              67,029
  1/1/2003 to 12/31/2003                               $ 0.76152            $ 1.00776             312,551
  1/1/2004 to 12/31/2004                               $ 1.00776            $ 0.98074             147,023
  1/1/2005 to 12/31/2005                               $ 0.98074            $ 0.98724             129,137
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00400            $ 0.77819             325,909
  1/1/2003 to 12/31/2003                               $ 0.77819            $ 1.01747             755,223
  1/1/2004 to 12/31/2004                               $ 1.01747            $ 1.20621             935,131
  1/1/2005 to 12/31/2005                               $ 1.20621            $ 1.23963             602,494
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00807            $ 0.80675              22,713
  1/1/2003 to 12/31/2003                               $ 0.80675            $ 0.99735             224,121
  1/1/2004 to 12/31/2004                               $ 0.99735            $ 1.08346             223,906
  1/1/2005 to 12/31/2005                               $ 1.08346            $ 1.22563             245,315
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH PORTFOLIO)
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00779            $ 0.77894              33,650
  1/1/2003 to 12/31/2003                               $ 0.77894            $ 0.94778             183,558
  1/1/2004 to 12/31/2004                               $ 0.94778            $ 0.98789             209,317
  1/1/2005 to 12/31/2005                               $ 0.98789            $ 1.13050             172,330
SP TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00200            $ 0.67963              34,746
  1/1/2003 to 12/31/2003                               $ 0.67963            $ 0.95067              89,217
  1/1/2004 to 12/31/2004                               $ 0.95067            $ 0.93385              74,197
  1/1/2005 to 4/29/2005                                $ 0.93385            $ 0.83302                  --
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00363            $ 0.76784              14,839
  1/1/2003 to 12/31/2003                               $ 0.76784            $ 1.05277              66,593
  1/1/2004 to 12/31/2004                               $ 1.05277            $ 1.20513             143,170
  1/1/2005 to 12/31/2005                               $ 1.20513            $ 1.37786             116,426
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                            $ 9.99853            $ 9.99628               1,351
AST ALGER ALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                            $10.09305            $11.69969                   0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.07937            $10.29956                   0



---------------



 * Date that original version of this annuity was first offered.


** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.80)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                      ACCUMULATION        ACCUMULATION          NUMBER OF
                                                     UNIT VALUE AT        UNIT VALUE AT     ACCUMULATION UNITS
                                                      BEGINNING OF           END OF            OUTSTANDING
                                                         PERIOD              PERIOD          AT END OF PERIOD
                                                   ------------------   -----------------   ------------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.05448            $10.25431                   0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                            $10.04976            $11.31257                   0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.04955            $10.38876               4,225
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.06625            $10.32143                   0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.04170            $10.30426               3,421
AST BALANCED ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                            $ 9.99853            $10.01628                   0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                            $ 9.99853            $10.00630                   0
AST COHEN & STEERS REALTY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.14677            $12.00348                 116
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                            $ 9.99853            $10.02626                   0
AST DEAM LARGE-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.08459            $10.70277                   0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.01100            $10.29994                 926
AST DEAM SMALL-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.04537            $10.00578                   0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $ 9.99853            $10.94582                   0
AST GLOBAL ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.01509            $10.61092                   0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.03270            $10.74669                   0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $ 9.99853            $10.56634               1,335
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $ 9.97648            $ 9.84695                   0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $ 9.91356            $10.64081                 568
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE PORTFOLIO)
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.07694            $10.54455                   0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $ 9.99853            $ 9.93810               3,940
AST MARSICO CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.12592            $10.89056                   0
AST MFS GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $ 9.96593            $10.46550                   0



---------------



** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.80)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                      ACCUMULATION        ACCUMULATION          NUMBER OF
                                                     UNIT VALUE AT        UNIT VALUE AT     ACCUMULATION UNITS
                                                      BEGINNING OF           END OF            OUTSTANDING
                                                         PERIOD              PERIOD          AT END OF PERIOD
                                                   ------------------   -----------------   ------------------
AST MFS GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.03660            $10.74683                   0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.06470            $10.34077                   0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.05543            $11.32281                 429
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.02164            $10.87223                 627
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $ 9.99853            $10.04531               7,625
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                            $ 9.99853            $10.03624                   0
AST SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.04834            $10.63440                 931
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.02835            $10.34331                   0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $ 9.94907            $ 9.43836                   0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $10.00253            $11.72512               4,914
GARTMORE GVIT DEVELOPING MARKETS FUND
--------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                            $ 9.88070            $12.04764                   0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
--------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                              $ 1.00860            $ 0.77295               8,422
  1/1/2003 to 12/31/2003                               $ 0.77295            $ 0.99852              65,128
  1/1/2004 to 12/31/2004                               $ 0.99852            $ 1.02201             183,128
  1/1/2005 to 12/31/2005                               $ 1.02201            $ 1.04434              97,181


---------------


 * Date that original version of this annuity was first offered.


** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)
                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00648        $ 0.75180            377,115
  1/1/2003 to 12/31/2003                                      $ 0.75180        $ 0.96088            566,669
  1/1/2004 to 12/31/2004                                      $ 0.96088        $ 1.03376            546,805
  1/1/2005 to 12/31/2005                                      $ 1.03376        $ 1.16228            491,442
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00966        $ 0.80268             66,016
  1/1/2003 to 12/31/2003                                      $ 0.80268        $ 1.03701            103,027
  1/1/2004 to 12/31/2004                                      $ 1.03701        $ 1.11870             72,663
  1/1/2005 to 12/31/2005                                      $ 1.11870        $ 1.22376            287,912
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00695        $ 0.78418             29,542
  1/1/2003 to 12/31/2003                                      $ 0.78418        $ 1.03178             39,225
  1/1/2004 to 12/31/2004                                      $ 1.03178        $ 1.10956             48,872
  1/1/2005 to 12/31/2005                                      $ 1.10956        $ 1.26386             44,809
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 0.99999        $ 0.99700            571,732
  1/1/2003 to 12/31/2003                                      $ 0.99700        $ 0.98657          1,666,386
  1/1/2004 to 12/31/2004                                      $ 0.98657        $ 0.97813            651,318
  1/1/2005 to 12/31/2005                                      $ 0.97813        $ 0.98795            422,289
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00874        $ 0.81618            266,528
  1/1/2003 to 12/31/2003                                      $ 0.81618        $ 1.02665            451,649
  1/1/2004 to 12/31/2004                                      $ 1.02665        $ 1.11280            757,015
  1/1/2005 to 12/31/2005                                      $ 1.11280        $ 1.14162            727,195
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00859        $ 0.79484            132,220
  1/1/2003 to 12/31/2003                                      $ 0.79484        $ 0.99895            152,594
  1/1/2004 to 12/31/2004                                      $ 0.99895        $ 1.14026            430,419
  1/1/2005 to 12/31/2005                                      $ 1.14026        $ 1.30545            438,109
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00676        $ 0.79375              96535
  1/1/2003 to 12/31/2003                                      $ 0.79375        $ 1.03429            269,528
  1/1/2004 to 12/31/2004                                      $ 1.03429        $ 1.16491            266,921
  1/1/2005 to 12/31/2005                                      $ 1.16491        $ 1.26315            301,188
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00303        $ 0.78053             97,237
  1/1/2003 to 12/31/2003                                      $ 0.78053        $ 0.96913            374,853
  1/1/2004 to 12/31/2004                                      $ 0.96913        $ 1.06403            366,969
  1/1/2005 to 4/29/2005                                       $ 1.06403        $ 0.98084                 --
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00935        $ 0.85428            250,386
  1/1/2003 to 12/31/2003                                      $ 0.85428        $ 1.03690            352,932
  1/1/2004 to 12/31/2004                                      $ 1.03690        $ 1.10711            644,655
  1/1/2005 to 12/31/2005                                      $ 1.10711        $ 1.13669            613,218


---------------



*  Date that original version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00334        $ 0.88815          2,232,613
  1/1/2003 to 12/31/2003                                      $ 0.88815        $ 1.07101          4,321,009
  1/1/2004 to 12/31/2004                                      $ 1.07101        $ 1.16757          4,876,619
  1/1/2005 to 12/31/2005                                      $ 1.16757        $ 1.23299          4,817,762
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00202        $ 0.93721          1,208,424
  1/1/2003 to 12/31/2003                                      $ 0.93721        $ 1.07138          3,149,673
  1/1/2004 to 12/31/2004                                      $ 1.07138        $ 1.14483          3,130,599
  1/1/2005 to 12/31/2005                                      $ 1.14483        $ 1.18985          1,999,051
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00675        $ 0.85308            767,809
  1/1/2003 to 12/31/2003                                      $ 0.85308        $ 1.08338          1,336,389
  1/1/2004 to 12/31/2004                                      $ 1.08338        $ 1.19630          1,553,196
  1/1/2005 to 12/31/2005                                      $ 1.19630        $ 1.28587          1,330,023
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00493        $ 0.84106            867,397
  1/1/2003 to 12/31/2003                                      $ 0.84106        $ 1.05872          1,793,444
  1/1/2004 to 12/31/2004                                      $ 1.05872        $ 1.17456          1,792,145
  1/1/2005 to 12/31/2005                                      $ 1.17456        $ 1.25915          1,591,430
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00955        $ 0.83199            169,886
  1/1/2003 to 12/31/2003                                      $ 0.83199        $ 1.03497            408,620
  1/1/2004 to 12/31/2004                                      $ 1.03497        $ 1.19592            458,280
  1/1/2005 to 12/31/2005                                      $ 1.19592        $ 1.25169            370,316
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00811        $ 0.81683            301,582
  1/1/2003 to 12/31/2003                                      $ 0.81683        $ 1.02106            587,771
  1/1/2004 to 12/31/2004                                      $ 1.02106        $ 1.16034            600,870
  1/1/2005 to 12/31/2005                                      $ 1.16034        $ 1.29551            536,452
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00459        $ 0.76423             82,463
  1/1/2003 to 12/31/2003                                      $ 0.76423        $ 0.95104            280,925
  1/1/2004 to 12/31/2004                                      $ 0.95104        $ 1.04886            264,673
  1/1/2005 to 4/29/2005                                       $ 1.04886        $ 0.97860                 --
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 0.98985        $ 0.67989            273,705
  1/1/2003 to 12/31/2003                                      $ 0.67989        $ 0.93473            446,824
  1/1/2004 to 12/31/2004                                      $ 0.93473        $ 1.09658            541,997
  1/1/2005 to 12/31/2005                                      $ 1.09658        $ 1.13280            843,323
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 0.99894        $ 0.96993            254,347
  1/1/2003 to 12/31/2003                                      $ 0.96993        $ 1.16517            896,047
  1/1/2004 to 12/31/2004                                      $ 1.16517        $ 1.25010            964,517
  1/1/2005 to 12/31/2005                                      $ 1.25010        $ 1.27623            956,106


---------------



*  Date that original version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 0.99995        $ 1.05530          1,146,670
  1/1/2003 to 12/31/2003                                      $ 1.05530        $ 1.09611          2,015,225
  1/1/2004 to 12/31/2004                                      $ 1.09611        $ 1.13234          2,009,591
  1/1/2005 to 12/31/2005                                      $ 1.13234        $ 1.13775          1,707,990
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00811        $ 0.75509             99,516
  1/1/2003 to 12/31/2003                                      $ 0.75509        $ 1.05301            122,785
  1/1/2004 to 12/31/2004                                      $ 1.05301        $ 1.25435            185,819
  1/1/2005 to 12/31/2005                                      $ 1.25435        $ 1.44977            276,683
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 0.99995        $ 0.76102             42,549
  1/1/2003 to 12/31/2003                                      $ 1.76102        $ 1.00612            141,722
  1/1/2004 to 12/31/2004                                      $ 1.00612        $ 0.97830            173,816
  1/1/2005 to 12/31/2005                                      $ 0.97830        $ 0.98393            118,240
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00400        $ 0.77764            687,163
  1/1/2003 to 12/31/2003                                      $ 0.77764        $ 1.01585          1,143,939
  1/1/2004 to 12/31/2004                                      $ 1.01585        $ 1.20315          1,179,067
  1/1/2005 to 12/31/2005                                      $ 1.20315        $ 1.23523            884,662
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00807        $ 0.80631             53,305
  1/1/2003 to 12/31/2003                                      $ 0.80631        $ 0.99573             69,014
  1/1/2004 to 12/31/2004                                      $ 0.99573        $ 1.08068             72,487
  1/1/2005 to 12/31/2005                                      $ 1.08068        $ 1.22119             52,657
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00779        $ 0.77852            111,582
  1/1/2003 to 12/31/2003                                      $ 0.77852        $ 0.94630            261,595
  1/1/2004 to 12/31/2004                                      $ 0.94630        $ 0.98534            236,036
  1/1/2005 to 12/31/2005                                      $ 0.98534        $ 1.12656            208,788
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00200        $ 0.67919             63,900
  1/1/2003 to 12/31/2003                                      $ 0.67919        $ 0.94917            162,731
  1/1/2004 to 12/31/2004                                      $ 0.94917        $ 0.93149            163,047
  1/1/2005 to 4/29/2005                                       $ 0.93149        $ 0.83068                 --
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00363        $ 0.76740            102,907
  1/1/2003 to 12/31/2003                                      $ 0.76740        $ 1.05116            169,092
  1/1/2004 to 12/31/2004                                      $ 1.05116        $ 1.20217            175,000
  1/1/2005 to 12/31/2005                                      $ 1.20217        $ 1.37319            220,600
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99845        $ 9.99554                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                   $10.09297        $11.69133                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.07929        $10.29137                  0



---------------



 * Date that original version of this annuity was first offered.


** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.05440        $10.24623                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                   $10.04968        $11.30450                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04947        $10.38054                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.06617        $10.31315                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04162        $10.29617                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99845        $10.01550                  0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99845        $10.00552                  0
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.14669        $11.99398              3,449
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99845        $10.02548                  0
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.08451        $10.69422                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.01092        $10.29177                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04529        $ 9.99789              1,022
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99845        $10.93708                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.01501        $10.60266                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.03262        $10.73810                  0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99845        $10.55813                  0
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.97640        $ 9.83917                  0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.91348        $10.63239                  0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.07686        $10.53628              1,175
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99845        $ 9.93026                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.12584        $10.88186              1,625
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.96585        $10.45720                  0



---------------



** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.03652        $10.73838                  0
AST MID CAP VALUE PORTFOLIO
FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.06462        $10.33267                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.05535        $11.31373                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.02156        $10.86366              1,434
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99845        $10.03722                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99845        $10.03548                  0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04826        $10.62596                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.02827        $10.33522                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.94899        $ 9.43088                310
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.00245        $11.71590              3,335
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.88062        $12.03802                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  5/1/2002* to 12/31/2002                                     $ 1.00859        $ 0.77246             13,767
  1/1/2003 to 12/31/2003                                      $ 0.77246        $ 0.99692             24,578
  1/1/2004 to 12/31/2004                                      $ 0.99692        $ 1.01946             27,097
  1/1/2005 to 12/31/2005                                      $ 1.01946        $ 1.04069             29,221



---------------



 * Date that original version of this annuity was first offered.


** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)
                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99921        $ 1.21233            202,820
  1/1/2004 to 12/31/2004                                      $ 1.21233        $ 1.30430            281,333
  1/1/2005 to 12/31/2005                                      $ 1.30430        $ 1.46636            369,270
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00117        $ 1.24952             43,704
  1/1/2004 to 12/31/2004                                      $ 1.24952        $ 1.34792            335,794
  1/1/2005 to 12/31/2005                                      $ 1.34792        $ 1.47463            454,942
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00326        $ 1.23864             60,353
  1/1/2004 to 12/31/2004                                      $ 1.23864        $ 1.33210            124,197
  1/1/2005 to 12/31/2005                                      $ 1.33210        $ 1.51721            176,708
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99997        $ 0.99262            160,837
  1/1/2004 to 12/31/2004                                      $ 0.99262        $ 0.98415            534,009
  1/1/2005 to 12/31/2005                                      $ 0.98415        $ 0.99400            140,075
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99954        $ 1.20876            443,894
  1/1/2004 to 12/31/2004                                      $ 1.20876        $ 1.31018            646,870
  1/1/2005 to 12/31/2005                                      $ 1.31018        $ 1.34418            812,241
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99995        $ 1.25095             79,592
  1/1/2004 to 12/31/2004                                      $ 1.25095        $ 1.42793            206,668
  1/1/2005 to 12/31/2005                                      $ 1.42793        $ 1.63481            296,040
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00159        $ 1.26550            142,298
  1/1/2004 to 12/31/2004                                      $ 1.26550        $ 1.42516            698,026
  1/1/2005 to 12/31/2005                                      $ 1.42516        $ 1.54524          1,412,532
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99612        $ 1.22767              2,916
  1/1/2004 to 12/31/2004                                      $ 1.22767        $ 1.34754            194,512
  1/1/2005 to 4/29/2005                                       $ 1.34754        $ 1.24223                 --
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99816        $ 1.19898             90,527
  1/1/2004 to 12/31/2004                                      $ 1.19898        $ 1.28008            161,697
  1/1/2005 to 12/31/2005                                      $ 1.28008        $ 1.31434            171,878
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00116        $ 1.15480          2,345,208
  1/1/2004 to 12/31/2004                                      $ 1.15480        $ 1.25898          4,511,194
  1/1/2005 to 12/31/2005                                      $ 1.25898        $ 1.32955          6,813,389
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00100        $ 1.08936            417,838
  1/1/2004 to 12/31/2004                                      $ 1.08936        $ 1.16410          1,449,294
  1/1/2005 to 12/31/2005                                      $ 1.16410        $ 1.20988          2,068,753
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99995        $ 1.24382            680,183
  1/1/2004 to 12/31/2004                                      $ 1.24382        $ 1.37351          1,359,412
  1/1/2005 to 12/31/2005                                      $ 1.37351        $ 1.47627          1,403,990


---------------



* Date that subsequent version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)


                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00136        $ 1.21139          1,670,581
  1/1/2004 to 12/31/2004                                      $ 1.21139        $ 1.34402          3,633,266
  1/1/2005 to 12/31/2005                                      $ 1.34402        $ 1.44080          4,896,953
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99746        $ 1.21594             15,927
  1/1/2004 to 12/31/2004                                      $ 1.21594        $ 1.40509            208,063
  1/1/2005 to 12/31/2005                                      $ 1.40509        $ 1.47059            354,443
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00501        $ 1.27800            154,639
  1/1/2004 to 12/31/2004                                      $ 1.27800        $ 1.45238            230,516
  1/1/2005 to 12/31/2005                                      $ 1.45238        $ 1.62158            271,861
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99995        $ 1.19742             36,075
  1/1/2004 to 12/31/2004                                      $ 1.19742        $ 1.32075             74,101
  1/1/2005 to 4/29/2005                                       $ 1.32075        $ 1.23225                 --
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99765        $ 1.29777            213,922
  1/1/2004 to 12/31/2004                                      $ 1.29777        $ 1.52251            703,455
  1/1/2005 to 12/31/2005                                      $ 1.52251        $ 1.57278            814,684
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00293        $ 1.08341            538,838
  1/1/2004 to 12/31/2004                                      $ 1.08341        $ 1.16226            694,235
  1/1/2005 to 12/31/2005                                      $ 1.16226        $ 1.18670            759,271
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00170        $ 1.01352            730,790
  1/1/2004 to 12/31/2004                                      $ 1.01352        $ 1.04722          1,039,576
  1/1/2005 to 12/31/2005                                      $ 1.04722        $ 1.05239          1,258,295
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00190        $ 1.28257             87,018
  1/1/2004 to 12/31/2004                                      $ 1.28257        $ 1.52780            190,185
  1/1/2005 to 12/31/2005                                      $ 1.52780        $ 1.76587            327,920
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00196        $ 1.29804             45,385
  1/1/2004 to 12/31/2004                                      $ 1.29804        $ 1.26206             64,056
  1/1/2005 to 12/31/2005                                      $ 1.26206        $ 1.26936             50,801
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99690        $ 1.29249            231,245
  1/1/2004 to 12/31/2004                                      $ 1.29249        $ 1.53075            608,481
  1/1/2005 to 12/31/2005                                      $ 1.53075        $ 1.57147            793,266
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99621        $ 1.16835              5,801
  1/1/2004 to 12/31/2004                                      $ 1.16835        $ 1.26795              9,546
  1/1/2005 to 12/31/2005                                      $ 1.26795        $ 1.43283             29,004



---------------



* Date that subsequent version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)


                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99810        $ 1.13924            167,657
  1/1/2004 to 12/31/2004                                      $ 1.13924        $ 1.18615            386,117
  1/1/2005 to 12/31/2005                                      $ 1.18615        $ 1.35619            388,657
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00273        $ 1.30846             53,691
  1/1/2004 to 12/31/2004                                      $ 1.30846        $ 1.28407            158,272
  1/1/2005 to 4/29/2005                                       $ 1.28407        $ 1.14511                 --
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00451        $ 1.32794             25,018
  1/1/2004 to 12/31/2004                                      $ 1.32794        $ 1.51877            246,280
  1/1/2005 to 12/31/2005                                      $ 1.51877        $ 1.73472            362,953
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99845        $ 9.99554                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                   $10.09297        $11.69133                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.07929        $10.29137              1,154
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.05440        $10.24623              1,159
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                   $10.04968        $11.30450                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04947        $10.38054              1,705
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.06617        $10.31315                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04162        $10.29617                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99845        $10.01550             10,045
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99845        $10.00552              6,553
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.14669        $11.99398                352
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99845        $10.02548             49,209
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.08451        $10.69422              1,660
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.01092        $10.29177              1,719
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04529        $ 9.99789                773
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99845        $10.93708              1,585



---------------



 * Date that subsequent version of this annuity was first offered.


** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (1.90)


                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.01501        $10.60266              1,122
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.03262        $10.73810                653
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99845        $10.55813              2,419
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.97640        $ 9.83917                409
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.91348        $10.63239              1,596
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.07686        $10.53628             19,090
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99845        $ 9.93026              1,322
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.12584        $10.88186              4,964
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.96585        $10.45720                841
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.03652        $10.73838                  0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.06462        $10.33267              1,181
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.05535        $11.31373                277
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.02156        $10.86366              7,720
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99845        $10.03722              3,940
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99845        $10.03548                  0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04826        $10.62596              1,613
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.02827        $10.33522              9,333
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.94899        $ 9.43088              1,961
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.00245        $11.71590             10,248
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.88062        $12.03802              1,070
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99867        $ 1.20138             16,046
  1/1/2004 to 12/31/2004                                      $ 1.20138        $ 1.22850              8,854
  1/1/2005 to 12/31/2005                                      $ 1.22850        $ 1.25408             26,305



---------------



 * Date that subsequent version of this annuity was first offered.


** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (2.00)
                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)


                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99921        $ 1.21145             779,617
  1/1/2004 to 12/31/2004                                      $ 1.21145        $ 1.30215           1,201,858
  1/1/2005 to 12/31/2005                                      $ 1.30215        $ 1.46245           1,271,655
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00117        $ 1.24857             193,463
  1/1/2004 to 12/31/2004                                      $ 1.24857        $ 1.34563             335,874
  1/1/2005 to 12/31/2005                                      $ 1.34563        $ 1.47065             832,960
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00326        $ 1.23779             155,832
  1/1/2004 to 12/31/2004                                      $ 1.23779        $ 1.32982             360,447
  1/1/2005 to 12/31/2005                                      $ 1.32982        $ 1.51331             364,399
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99997        $ 0.99224             212,815
  1/1/2004 to 12/31/2004                                      $ 0.99224        $ 0.98298             463,334
  1/1/2005 to 12/31/2005                                      $ 0.98298        $ 0.99162           1,723,431
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99953        $ 1.20803             423,123
  1/1/2004 to 12/31/2004                                      $ 1.20803        $ 1.30813           1,128,664
  1/1/2005 to 12/31/2005                                      $ 1.30813        $ 1.34078           1,219,692
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99995        $ 1.25016              94,946
  1/1/2004 to 12/31/2004                                      $ 1.25016        $ 1.42553             344,650
  1/1/2005 to 12/31/2005                                      $ 1.42553        $ 1.63062             416,273
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00158        $ 1.26460             912,164
  1/1/2004 to 12/31/2004                                      $ 1.26460        $ 1.42283           3,979,623
  1/1/2005 to 12/31/2005                                      $ 1.42283        $ 1.54118           8,229,213
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99611        $ 1.22686              40,542
  1/1/2004 to 12/31/2004                                      $ 1.22686        $ 1.34554             149,082
  1/1/2005 to 4/29/2005                                       $ 1.34554        $ 1.23996                  --
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99816        $ 1.19826             316,000
  1/1/2004 to 12/31/2004                                      $ 1.19826        $ 1.27805             615,831
  1/1/2005 to 12/31/2005                                      $ 1.27805        $ 1.31109             662,525
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00116        $ 1.15404           2,516,911
  1/1/2004 to 12/31/2004                                      $ 1.15404        $ 1.25692           8,713,415
  1/1/2005 to 12/31/2005                                      $ 1.25692        $ 1.32593          22,910,612
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00100        $ 1.08861             562,468
  1/1/2004 to 12/31/2004                                      $ 1.08861        $ 1.16214           1,932,434
  1/1/2005 to 12/31/2005                                      $ 1.16214        $ 1.20672           4,751,409
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99995        $ 1.24302           1,399,288
  1/1/2004 to 12/31/2004                                      $ 1.24302        $ 1.37126           3,068,048
  1/1/2005 to 12/31/2005                                      $ 1.37126        $ 1.47239           4,652,648


---------------



*  Date that subsequent version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (2.00)
                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00135        $ 1.21051           3,262,410
  1/1/2004 to 12/31/2004                                      $ 1.21051        $ 1.34162          12,554,423
  1/1/2005 to 12/31/2005                                      $ 1.34162        $ 1.43681          19,081,337
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99746        $ 1.21513             366,983
  1/1/2004 to 12/31/2004                                      $ 1.21513        $ 1.40272             821,209
  1/1/2005 to 12/31/2005                                      $ 1.40272        $ 1.46673           1,211,143
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00500        $ 1.27708             460,314
  1/1/2004 to 12/31/2004                                      $ 1.27708        $ 1.45001             834,477
  1/1/2005 to 12/31/2005                                      $ 1.45001        $ 1.61738           1,590,815
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99995        $ 1.19662             139,899
  1/1/2004 to 12/31/2004                                      $ 1.19662        $ 1.31856             396,175
  1/1/2005 to 4/29/2005                                       $ 1.31856        $ 1.22982                  --
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99765        $ 1.29694             542,782
  1/1/2004 to 12/31/2004                                      $ 1.29694        $ 1.52009           1,388,859
  1/1/2005 to 12/31/2005                                      $ 1.52009        $ 1.56875           1,884,814
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00293        $ 1.08266             481,047
  1/1/2004 to 12/31/2004                                      $ 1.08266        $ 1.16040           1,025,689
  1/1/2005 to 12/31/2005                                      $ 1.16040        $ 1.18368           1,316,188
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00170        $ 1.01274             880,192
  1/1/2004 to 12/31/2004                                      $ 1.01274        $ 1.04519           1,899,066
  1/1/2005 to 12/31/2005                                      $ 1.04519        $ 1.04909           3,155,498
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00190        $ 1.28167             217,286
  1/1/2004 to 12/31/2004                                      $ 1.28167        $ 1.52534             542,117
  1/1/2005 to 12/31/2005                                      $ 1.52534        $ 1.76131             934,837
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00196        $ 1.29715             241,209
  1/1/2004 to 12/31/2004                                      $ 1.29715        $ 1.25997             602,094
  1/1/2005 to 12/31/2005                                      $ 1.25997        $ 1.26589             700,516
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99690        $ 1.29176             584,437
  1/1/2004 to 12/31/2004                                      $ 1.29176        $ 1.52840           1,435,348
  1/1/2005 to 12/31/2005                                      $ 1.52840        $ 1.56765           1,811,005
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99621        $ 1.16761             197,854
  1/1/2004 to 12/31/2004                                      $ 1.16761        $ 1.26593             371,611
  1/1/2005 to 12/31/2005                                      $ 1.26593        $ 1.42913             417,892



---------------



*  Date that subsequent version of this annuity was first offered.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (2.00)
                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99809        $ 1.13844             383,589
  1/1/2004 to 12/31/2004                                      $ 1.13844        $ 1.18413             790,999
  1/1/2005 to 12/31/2005                                      $ 1.18413        $ 1.35240           1,151,531
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00272        $ 1.30756             229,497
  1/1/2004 to 12/31/2004                                      $ 1.30756        $ 1.28192             378,370
  1/1/2005 to 4/29/2005                                       $ 1.28192        $ 1.14281                  --
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 1.00451        $ 1.32707             180,985
  1/1/2004 to 12/31/2004                                      $ 1.32707        $ 1.51629             563,901
  1/1/2005 to 12/31/2005                                      $ 1.51629        $ 1.73021           1,183,110
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99837        $ 9.99478              64,879
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                   $10.09289        $11.68298                   0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.07921        $10.28329               3,307
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.05432        $10.23808              10,977
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/02/2005                                   $10.04960        $11.29641                   0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04939        $10.37238              34,766
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.06609        $10.30508               5,177
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04154        $10.28803              15,516
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99837        $10.01475              63,604
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99837        $10.00476              24,399
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.14661        $11.98449              20,164
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99837        $10.02475              21,587
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.08443        $10.68583               2,892
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.01084        $10.28365               4,188
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04521        $ 9.98999               5,577
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99837        $10.92849               4,591



---------------



 * Date that subsequent version of this annuity was first offered.


** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT (2.00)
                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.01493        $10.59416               5,086
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.03254        $10.72971               9,340
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99837        $10.54976              18,800
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.97632        $ 9.83138               2,817
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.91340        $10.62393              85,657
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.07678        $10.52787              55,400
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99837        $ 9.92247              28,151
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.12576        $10.87333              86,581
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.96577        $10.44900              21,659
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.03644        $10.72987              32,691
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.06454        $10.32446               4,871
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.05527        $11.30484              20,971
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.02148        $10.85515              51,581
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.99837        $10.02962              12,967
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005** to 12/31/2005                                   $ 9.99837        $10.03474                   0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.04818        $10.61759                 198
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.02819        $10.32700              59,942
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.94891        $ 9.42345              23,381
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $10.00237        $11.70665              29,681
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005** to 12/31/2005                                   $ 9.88054        $12.02867               8,866
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  5/1/2003* to 12/31/2003                                     $ 0.99867        $ 1.20059              61,017
  1/1/2004 to 12/31/2004                                      $ 1.20059        $ 1.22651             165,169
  1/1/2005 to 12/31/2005                                      $ 1.22651        $ 1.25079             305,361



---------------



 * Date that subsequent version of this annuity was first offered.


** Date that the fund first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES: HIGHEST DAILY VALUE (2.15)    (FOR VERSION OF CONTRACT
                                                   SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06165        $11.77382                 0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04803        $11.06207                 0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98620        $11.29908                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00012        $10.07573                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05617        $10.34555                 0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03752        $11.22023                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03192        $10.94593                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.06887        $ 9.48376                 0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02521        $10.20191                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01717        $10.63759            50,590
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00722        $10.46666                 0
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02513        $10.59217                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02905        $10.80433           184,160
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07584        $10.44733                 0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91223        $10.63055                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.05606        $ 9.60408                 0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02833        $10.65798                 0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98899        $10.10332                 0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99825        $10.13437                 0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03585        $11.70802                 0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03046        $10.47920                 0
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05735        $10.47266                 0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): HIGHEST DAILY VALUE (2.15)    (FOR VERSION
                                       OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07367        $11.95059                 0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03020        $12.09169                 0
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.04320        $ 9.59054                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.92641        $11.26006                 0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99825        $ 9.99364                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.09277        $11.67050                 0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07909        $10.27112                 0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05420        $10.22600                 0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.04948        $11.28436                 0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04927        $10.36012                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06597        $10.29293                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04142        $10.27581                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99825        $10.01363             3,539
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99825        $10.00365                 0
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.14649        $11.97030                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99825        $10.02363                 0
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.08431        $10.67313                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01072        $10.27153                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04509        $ 9.97820                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99825        $10.91564                 0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01481        $10.58170                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03241        $10.71705                 0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): HIGHEST DAILY VALUE (2.15)    (FOR VERSION
                                       OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99825        $10.53723                 0
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.97620        $ 9.81977                 0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91328        $10.61145                 0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07666        $10.51542                 0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99825        $ 9.91073                 0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.12564        $10.86052                 0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.96565        $10.43664                 0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03632        $10.71716                 0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06442        $10.31225                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05515        $11.29152                 0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02136        $10.84227                 0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99825        $10.01771                 0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99825        $10.03362                 0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04806        $10.60511                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02807        $10.31476                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.94879        $ 9.41234                 0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00225        $11.69282                 0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.88042        $12.01436                 0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04419        $10.35517                 0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; LIFETIME FIVE (2.20)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06161        $11.76917                 0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04799        $11.05766                 0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98616        $11.29473                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00008        $10.07174                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05613        $10.34140                 0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03748        $11.21581                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03188        $10.94163                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06883        $ 9.48318                 0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02517        $10.19796                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01713        $10.63343            90,146
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00718        $10.46252            30,388
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02509        $10.58791                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02901        $10.79989            88,545
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07580        $10.44315                 0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91219        $10.62641                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.05601        $ 9.60349                 0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02829        $10.65381                 0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98895        $10.09924                 0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99821        $10.13036                 0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03581        $11.70332                 0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03042        $10.47499                 0
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05731        $10.46858                 0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; LIFETIME FIVE (2.20)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07363        $11.94591                 0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03016        $12.08689                 0
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.04316        $ 9.58991                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.92637        $11.25564                 0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99821        $ 9.99328                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.09273        $11.66630                 0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07905        $10.26711                 0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05416        $10.22190                 0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.04944        $11.28030                 0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04923        $10.35601                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06593        $10.28882                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04138        $10.27175                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99821        $10.01326            12,409
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99821        $10.00327            39,736
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.14645        $11.96564                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99821        $10.02323             2,353
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.08427        $10.66895                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01068        $10.26740                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04505        $ 9.97425                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99821        $10.91135                 0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01477        $10.57748                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03237        $10.71276                 0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; LIFETIME FIVE (2.20)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99821        $10.53307                 0
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.97616        $ 9.81594                 0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91324        $10.60725                 0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07662        $10.51129                 0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99821        $ 9.90677                 0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.12560        $10.85620                 0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.96561        $10.43245                 0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03628        $10.71293                 0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06438        $10.30820                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05511        $11.28707                 0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02132        $10.83805                 0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99821        $10.01354                 0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99821        $10.03322                 0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04802        $10.60097                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02803        $10.31079                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.94875        $ 9.40855                 0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00221        $11.68827                 0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.88038        $12.00968                 0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04415        $10.35103                 0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES: BASE DEATH BENEFIT; LIFETIME FIVE (2.25)
                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06157        $11.76453                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04794        $11.05333                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98612        $11.29015                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00004        $10.06787                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05609        $10.33742                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03744        $11.21151                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03184        $10.93736                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.06879        $ 9.48254                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02513        $10.19391                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01709        $10.62927          3,048,659
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00714        $10.45845          1,271,391
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02505        $10.58382                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02897        $10.79578          2,406,510
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07576        $10.43901                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91215        $10.62225                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.05597        $ 9.60285                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02825        $10.64972                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98891        $10.09534                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99817        $10.12642                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03577        $11.69877                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03038        $10.47093                  0
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05726        $10.46444                  0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; LIFETIME FIVE (2.25)


                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07359        $11.94115                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03012        $12.08212                  0
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.04311        $ 9.58927                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.92633        $11.25119                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99817        $ 9.99292                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.09269        $11.66217                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07901        $10.26299                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05412        $10.21788                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.04940        $11.27627                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04919        $10.35190                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06589        $10.28487                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04134        $10.26773                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99817        $10.01287            198,800
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99817        $10.00290            170,069
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.14641        $11.96094                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99817        $10.02288             98,314
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.08423        $10.66473                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01064        $10.26343                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04501        $ 9.97024                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99817        $10.90713                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01473        $10.57333                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03233        $10.70854                  0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): BASE DEATH BENEFIT; LIFETIME FIVE (2.25)


                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99817        $10.52897                  0
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.97612        $ 9.81200                  0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91320        $10.60308                  0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07658        $10.50718                  0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99817        $ 9.90289                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.12556        $10.85196                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.96557        $10.42837                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03624        $10.70871                  0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06434        $10.30414                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05507        $11.28269                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02128        $10.83380                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99817        $10.00975                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99817        $10.03287              2,473
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04798        $10.59676                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02799        $10.30670                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.94871        $ 9.40496                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00217        $11.68361                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.88034        $12.00502                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04411        $10.34696                  0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES:ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;
                         LIFETIME FIVE (2.40)


                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)



                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
JENNISON PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.06145       $11.75073                0
PRUDENTIAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04782       $11.04034                0
PRUDENTIAL GLOBAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.98600       $11.27691                0
PRUDENTIAL MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99992       $10.05598                0
PRUDENTIAL STOCK INDEX PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.05597       $10.32516                0
PRUDENTIAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03732       $11.19819                0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03172       $10.92445                0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                  $10.06867       $ 9.48068                0
SP AIM CORE EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.02500       $10.18186                0
SP BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.01697       $10.61664           65,028
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.00702       $10.44620           44,618
SP DAVIS VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.02493       $10.57131                0
SP GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.02885       $10.78307           77,676
SP LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.07564       $10.42666                0
SP LSV INTERNATIONAL VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.91203       $10.60969                0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                  $10.05585       $ 9.60094                0
SP MID CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.02813       $10.63711                0
SP PIMCO HIGH YIELD PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.98879       $10.08338                0
SP PIMCO TOTAL RETURN PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99805       $10.11445                0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03564       $11.68501                0
SP SMALL CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03026       $10.45862                0
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.05714       $10.45206                0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH
                                     BENEFIT; LIFETIME FIVE (2.40)
                                          (FOR VERSION OF CONTRACT SOLD PRIOR TO
                                                                    MAY 1, 2003)



                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.07347       $11.92709                0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03000       $12.06788                0
SP TECHNOLOGY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                  $10.04299       $ 9.58740                0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.92621       $11.23793                0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99805       $ 9.99180                0
AST ALGER ALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                 $10.09257       $11.64968                0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.07889       $10.25092                0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.05400       $10.20591                0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                 $10.04928       $11.26425                0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04907       $10.33975                0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.06577       $10.27260                0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04122       $10.25565                0
AST BALANCED ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99805       $10.01176                0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99805       $10.00178                0
AST COHEN & STEERS REALTY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.14629       $11.94685                0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99805       $10.02175                0
AST DEAM LARGE-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.08411       $10.65216                0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.01052       $10.25131                0
AST DEAM SMALL-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04489       $ 9.95852                0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99805       $10.89421                0
AST GLOBAL ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.01461       $10.56091                0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03221       $10.69595                0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED):ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH
                                     BENEFIT; LIFETIME FIVE (2.40)
                                          (FOR VERSION OF CONTRACT SOLD PRIOR TO
                                                                    MAY 1, 2003)



                                                           ACCUMULATION    ACCUMULATION        NUMBER OF
                                                           UNIT VALUE AT   UNIT VALUE AT   ACCUMULATION UNITS
                                                           BEGINNING OF       END OF          OUTSTANDING
                                                              PERIOD          PERIOD        AT END OF PERIOD
                                                           -------------   -------------   ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99805       $10.51651                0
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.97600       $ 9.80046                0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.91308       $10.59056                0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.07646       $10.49471                0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99805       $ 9.89115                0
AST MARSICO CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.12544       $10.83913                0
AST MFS GLOBAL EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.96545       $10.41606                0
AST MFS GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.03612       $10.69610                0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.06422       $10.29196                0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.05495       $11.26937                0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.02116       $10.82098                0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.99805       $ 9.99792                0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                 $ 9.99805       $10.03174                0
AST SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04786       $10.58426                0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.02787       $10.29451                0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.94859       $ 9.39375                0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.00205       $11.66986                0
GARTMORE GVIT DEVELOPING MARKETS FUND
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $ 9.88022       $11.99077                0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
-------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                 $10.04399       $10.33470                0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE

ACCUMULATION UNIT VALUES:GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH
                         BENEFIT; LIFETIME FIVE (2.50)
                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)

                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06137        $11.74143                 0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04774        $11.03163                 0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98591        $11.26803                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99984        $10.04804                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05589        $10.31707                 0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03724        $11.18934                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03164        $10.91582                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.06859        $ 9.47941                 0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02492        $10.17395                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01689        $10.60829           878,866
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00694        $10.43797           237,217
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02485        $10.56303                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02877        $10.77456           833,704
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07556        $10.41847                 0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91195        $10.60131                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.05577        $ 9.59968                 0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02805        $10.62885                 0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98871        $10.07558                 0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99797        $10.10646                 0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03556        $11.67587                 0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03018        $10.45046                 0
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05706        $10.44387                 0


---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                     MINIMUM DEATH BENEFIT; LIFETIME FIVE (2.50)
                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)

                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07339        $11.91778                 0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02992        $12.05838                 0
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.04291        $ 9.58612                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.92613        $11.22903                 0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99797        $ 9.99101                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.09249        $11.64150                 0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07881        $10.24287                 0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05392        $10.19783                 0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.04920        $11.25622                 0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04899        $10.33161                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06569        $10.26459                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04114        $10.24762                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99797        $10.01101            39,473
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99797        $10.00101            48,203
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.14621        $11.93748                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99797        $10.02099            11,152
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.08403        $10.64384                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01044        $10.24325                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04481        $ 9.95075                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99797        $10.88570                 0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01453        $10.55252                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03213        $10.68752                 0


---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE

ACCUMULATION UNIT VALUES (CONTINUED):GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                     MINIMUM DEATH BENEFIT; LIFETIME FIVE (2.50)
                             (FOR VERSION OF CONTRACT SOLD PRIOR TO MAY 1, 2003)

                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99797        $10.50824                 0
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.97592        $ 9.79270                 0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91300        $10.58231                 0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07638        $10.48652                 0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99797        $ 9.88341                 0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.12536        $10.83063                 0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.96537        $10.40791                 0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03604        $10.68772                 0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06414        $10.28391                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05487        $11.26045                 0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02108        $10.81251                 0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99797        $ 9.98992                 0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99797        $10.03099             2,989
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04778        $10.57594                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02779        $10.28645                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.94851        $ 9.38638                 0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00197        $11.66072                 0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.88014        $11.98138                 0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04391        $10.32669                 0


---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES: ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT; LIFETIME FIVE (2.50)
                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06137        $11.74143                 0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04774        $11.03163                 0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98591        $11.26803                 0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99984        $10.04804                 0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05589        $10.31707                 0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03724        $11.18934                 0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03164        $10.91582                 0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.06859        $ 9.47941                 0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02492        $10.17395                 0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01689        $10.60829           878,866
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00694        $10.43797           237,217
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02485        $10.56303                 0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02877        $10.77456           833,704
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07556        $10.41847                 0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91195        $10.60131                 0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.05577        $ 9.59968                 0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02805        $10.62885                 0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98871        $10.07558                 0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99797        $10.10646                 0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03556        $11.67587                 0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03018        $10.45046                 0
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05706        $10.44387                 0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT; LIFETIME FIVE (2.50)


                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07339        $11.91778                 0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02992        $12.05838                 0
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.04291        $ 9.58612                 0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.92613        $11.22903                 0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99797        $ 9.99101                 0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.09249        $11.64150                 0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07881        $10.24287                 0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05392        $10.19783                 0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.04920        $11.25622                 0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04899        $10.33161                 0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06569        $10.26459                 0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04114        $10.24762                 0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99797        $10.01101            39,473
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99797        $10.00101            48,203
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.14621        $11.93748                 0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99797        $10.02099            11,152
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.08403        $10.64384                 0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01044        $10.24325                 0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04481        $ 9.95075                 0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99797        $10.88570                 0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01453        $10.55252                 0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03213        $10.68752                 0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE



ACCUMULATION UNIT VALUES (CONTINUED): ROLL-UP OR STEP-UP GUARANTEED MINIMUM DEATH BENEFIT; LIFETIME FIVE (2.50)


                          (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99797        $10.50824                 0
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.97592        $ 9.79270                 0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91300        $10.58231                 0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07638        $10.48652                 0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99797        $ 9.88341                 0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.12536        $10.83063                 0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.96537        $10.40791                 0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03604        $10.68772                 0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06414        $10.28391                 0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05487        $11.26045                 0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02108        $10.81251                 0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99797        $ 9.98992                 0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99797        $10.03099             2,989
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04778        $10.57594                 0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02779        $10.28645                 0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.94851        $ 9.38638                 0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00197        $11.66072                 0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.88014        $11.98138                 0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04391        $10.32669                 0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE


ACCUMULATION UNIT VALUES: GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM
                          DEATH BENEFIT; LIFETIME FIVE (2.60)
                                (FOR VERSION OF CONTRACT SOLD ON OR AFTER MAY 1,
                                                                           2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
JENNISON PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06129        $11.73220                  0
PRUDENTIAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04766        $11.02297                  0
PRUDENTIAL GLOBAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98583        $11.25921                  0
PRUDENTIAL MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99976        $10.04005                  0
PRUDENTIAL STOCK INDEX PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05581        $10.30897                  0
PRUDENTIAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03716        $11.18056                  0
SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03156        $10.90725                  0
SP AIM AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.06851        $ 9.47818                  0
SP AIM CORE EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02484        $10.16588                  0
SP BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01681        $10.60008          2,803,554
SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00686        $10.42969            699,364
SP DAVIS VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02477        $10.55480                  0
SP GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02869        $10.76609          3,674,148
SP LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07548        $10.41036                  0
SP LSV INTERNATIONAL VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91187        $10.59302                  0
SP MFS CAPITAL OPPORTUNITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.05569        $ 9.59841                  0
SP MID CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02797        $10.62046                  0
SP PIMCO HIGH YIELD PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.98863        $10.06754                  0
SP PIMCO TOTAL RETURN PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99789        $10.09857                  0
SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03548        $11.66658                  0
SP SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03010        $10.44213                  0
SP SMALL-CAP VALUE PORTFOLIO
(FORMERLY, SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05698        $10.43562                  0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE


ACCUMULATION UNIT VALUES: (CONTINUED): GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                       MINIMUM DEATH BENEFIT;


                                     LIFETIME FIVE (2.60)
                                       (FOR VERSION OF CONTRACT SOLD ON OR AFTER
                                                                    MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07330        $11.90839                  0
SP T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
(FORMERLY, SP ALLIANCEBERNSTEIN LARGE-CAP GROWTH
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02984        $12.04891                  0
SP TECHNOLOGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 4/29/2005                                   $10.04283        $ 9.58487                  0
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.92605        $11.22029                  0
AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99789        $ 9.99030                  0
AST ALGER ALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.09241        $11.63321                  0
AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07873        $10.23479                  0
AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05384        $10.18979                  0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/02/2005                                  $10.04912        $11.24827                  0
AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04891        $10.32343                  0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06561        $10.25648                  0
AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04106        $10.23948                  0
AST BALANCED ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99789        $10.01025            329,867
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99789        $10.00027            264,281
AST COHEN & STEERS REALTY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.14613        $11.92816                  0
AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99789        $10.02023             14,495
AST DEAM LARGE-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.08395        $10.63555                  0
AST DEAM SMALL-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01036        $10.23522                  0
AST DEAM SMALL-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04473        $ 9.94281                  0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99789        $10.87710                  0
AST GLOBAL ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.01445        $10.54432                  0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03205        $10.67907                  0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                          STRATEGIC PARTNERS FLEXELITE


ACCUMULATION UNIT VALUES: (CONTINUED): GREATER OF ROLL-UP AND STEP-UP GUARANTEED
                                       MINIMUM DEATH BENEFIT;


                                     LIFETIME FIVE (2.60)
                                       (FOR VERSION OF CONTRACT SOLD ON OR AFTER
                                                                    MAY 1, 2003)



                                                            ACCUMULATION     ACCUMULATION         NUMBER OF
                                                            UNIT VALUE AT    UNIT VALUE AT    ACCUMULATION UNITS
                                                            BEGINNING OF        END OF           OUTSTANDING
                                                               PERIOD           PERIOD         AT END OF PERIOD
                                                            -------------    -------------    ------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99789        $10.50002                  0
AST HIGH YIELD PORTFOLIO
(FORMERLY, AST GOLDMAN SACHS HIGH YIELD PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.97584        $ 9.78498                  0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.91292        $10.57386                  0
AST LARGE-CAP VALUE PORTFOLIO
(FORMERLY, AST HOTCHKIS AND WILEY LARGE-CAP VALUE
PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.07630        $10.47827                  0
AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99789        $ 9.87561                  0
AST MARSICO CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.12528        $10.82204                  0
AST MFS GLOBAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.96529        $10.39968                  0
AST MFS GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.03596        $10.67928                  0
AST MID CAP VALUE PORTFOLIO
(FORMERLY, AST GABELLI ALL-CAP VALUE PORTFOLIO)
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.06406        $10.27587                  0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.05479        $11.25162                  0
AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02100        $10.80397                  0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.99789        $ 9.98223                  0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  12/5/2005*** to 12/31/2005                                  $ 9.99789        $10.03022                  0
AST SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04770        $10.56766                  0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.02771        $10.27832                  0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.94843        $ 9.37907                  0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.00189        $11.65151                  0
GARTMORE GVIT DEVELOPING MARKETS FUND
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $ 9.88006        $11.97195                  0
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
  3/14/2005*** to 12/31/2005                                  $10.04383        $10.31860                  0



---------------



*** Date that the fund and/or benefit first became available within this annuity.

                               FEDERAL TAX STATUS

OTHER TAX RULES.

     1.  DIVERSIFICATION

     The Internal Revenue Code provides that the underlying investments for the variable investment options must satisfy certain diversification requirements. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. We believe the portfolios underlying the variable investment options for the Contract meet these diversification requirements.

     2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of us, to be considered the owner of the underlying assets. Because of this uncertainty, or in response to other changes in tax laws or regulations, we reserve the right to make such changes as we deem necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

     3.  ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.

     4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the Contract. Generally, withdrawals are treated as a recovery of your investment in the Contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

     5.  GENERATION-SKIPPING TRANSFERS.

     If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

                           STATE SPECIFIC VARIATIONS

     Some of the states in which the Strategic Partners FlexElite variable annuity contract is currently sold (or is expected to be sold) require us to modify the Contract to adhere to certain restrictions or limitations imposed by those states. Please consult your contract for additional details.

                              FINANCIAL STATEMENTS

     The following financial statements describe the financial condition of Pruco Life as well as the Pruco Life Flexible Premium Variable Annuity Account. The Pruco Life Flexible Premium Variable Annuity Account includes subaccounts that support the Strategic Partners FlexElite contract, as well as subaccounts supporting other variable annuities issued by Pruco Life.

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                         SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                           PRUDENTIAL     PRUDENTIAL                     PRUDENTIAL     PRUDENTIAL
                                                             MONEY        DIVERSIFIED     PRUDENTIAL      FLEXIBLE     CONSERVATIVE
                                                             MARKET          BOND           EQUITY         MANAGED       BALANCED
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                          ------------   ------------    ------------    -----------   ------------
ASSETS
 Investment in the portfolios, at value...............    $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ------------   ------------    ------------    -----------    -----------
 Net Assets...........................................    $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ============   ============    ============    ===========    ===========

NET ASSETS, representing:
 Accumulation units...................................    $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ------------   ------------    ------------    -----------    -----------
                                                          $209,878,741   $384,058,111    $438,392,811    $29,354,488    $45,267,863
                                                          ============   ============    ============    ===========    ===========

 Units outstanding....................................     183,245,546    241,749,366     249,849,581     17,772,934     28,152,882
                                                          ============   ============    ============    ===========    ===========

 Portfolio shares held................................      20,987,874     35,041,798      17,791,916      1,734,899      2,999,858
 Portfolio net asset value per share..................    $      10.00   $      10.96    $      24.64    $     16.92    $     15.09
 Investment in portfolio shares, at cost..............    $209,878,741   $389,207,271    $482,084,054    $30,316,532    $46,067,491


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                         SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                            PRUDENTIAL     PRUDENTIAL                    PRUDENTIAL     PRUDENTIAL
                                                              MONEY        DIVERSIFIED     PRUDENTIAL     FLEXIBLE     CONSERVATIVE
                                                              MARKET          BOND           EQUITY        MANAGED       BALANCED
                                                            PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                           ------------   ------------    ------------    ----------   ------------
INVESTMENT INCOME
 Dividend income ......................................    $  6,343,122   $ 21,664,114    $  4,101,634   $   629,571    $ 1,190,367
                                                           ------------   ------------    ------------   ----------     -----------

EXPENSES
 Charges to contract owners for assuming mortality
  risk and expense risk and for administration ........       3,269,014      5,739,710       6,105,516       434,831        677,877
                                                           ------------   ------------    ------------   ----------     -----------

NET INVESTMENT INCOME (LOSS)...........................       3,074,108     15,924,404      (2,003,882)      194,740        512,490
                                                           ------------   ------------    ------------   ----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received .................               0      3,104,924               0             0        511,745
 Realized gain (loss) on shares redeemed ..............               0        185,432     (16,708,474)     (377,559)      (423,229)
 Net change in unrealized gain (loss) on investments ..               0    (11,685,529)     60,319,315       974,063        261,179
                                                           ------------   ------------    ------------   ----------     -----------

NET GAIN (LOSS) ON INVESTMENTS.........................               0     (8,395,173)     43,610,841       596,504        349,695
                                                           ------------   ------------    ------------   ----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............................    $  3,074,108   $  7,529,231    $ 41,606,959   $   791,244    $   862,185
                                                           ============   ============    ============   ==========     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A1


                                                          SUBACCOUNTS (CONTINUED)
        ---------------------------------------------------------------------------------------------------------------------------
                        PRUDENTIAL     PRUDENTIAL     PRUDENTIAL                                      PRUDENTIAL      T. ROWE PRICE
        PRUDENTIAL      HIGH YIELD      NATURAL         STOCK        PRUDENTIAL      PRUDENTIAL          SMALL        INTERNATIONAL
           VALUE           BOND        RESOURCES        INDEX          GLOBAL         JENNISON      CAPITALIZATION        STOCK
         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO     STOCK PORTFOLIO     PORTFOLIO
       ------------    ------------   -----------    ------------   ------------    ------------    ---------------   -------------

       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ------------    ------------   -----------    ------------   ------------    ------------     ------------      -----------
       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ============    ============   ===========    ============   ============    ============     ============      ===========


       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ------------    ------------   -----------    ------------   ------------    ------------     ------------      -----------
       $426,327,180    $203,526,632   $17,302,668    $645,582,997   $131,804,408    $609,136,412     $122,366,449      $41,740,965
       ============    ============   ===========    ============   ============    ============     ============      ===========

        196,035,426     133,430,816     3,343,485     407,097,676     83,554,243     372,672,622       50,766,359       31,878,652
       ============    ============   ===========    ============   ============    ============     ============      ===========

         18,576,348      38,915,226       380,613      20,553,422      6,951,709      29,341,831        5,723,407        2,726,386
       $      22.95    $       5.23   $     45.46    $      31.41   $      18.96    $      20.76     $      21.38      $     15.31
       $381,247,422    $254,637,710   $ 8,763,636    $664,236,254   $132,761,958    $656,191,511     $ 89,105,670      $35,032,951






                                                          SUBACCOUNTS (CONTINUED)
         --------------------------------------------------------------------------------------------------------------------------
                         PRUDENTIAL     PRUDENTIAL    PRUDENTIAL                                      PRUDENTIAL      T. ROWE PRICE
         PRUDENTIAL      HIGH YIELD      NATURAL         STOCK        PRUDENTIAL     PRUDENTIAL          SMALL        INTERNATIONAL
            VALUE           BOND        RESOURCES        INDEX          GLOBAL        JENNISON      CAPITALIZATION        STOCK
          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     STOCK PORTFOLIO     PORTFOLIO
         -----------    ------------    ----------    -----------    -----------    ------------    ---------------   -------------

         $ 5,516,197    $ 14,837,011   $       526    $ 9,657,809    $   761,351    $    591,470     $    723,922      $   623,012
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------



           5,749,506       3,060,599       199,579      9,634,778      1,818,373       8,436,252        1,718,299          550,792
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------

            (233,309)     11,776,412      (199,053)        23,031     (1,057,022)     (7,844,782)        (994,377)          72,220
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------



                   0               0     1,127,518     16,740,469              0               0        7,377,098          135,437
           1,248,164     (11,508,635)      851,203     (7,350,862)    (3,461,790)    (26,600,394)       4,359,106          500,113
          55,481,776       3,768,417     4,521,391      9,207,763     21,340,112     104,537,581       (3,857,770)       4,707,177
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------

          56,729,940      (7,740,218)    6,500,112     18,597,370     17,878,322      77,937,187        7,878,434        5,342,727
         -----------    ------------   ----------     -----------    -----------    ------------     -----------       ----------


         $56,496,631    $  4,036,194   $ 6,301,059    $18,620,401    $16,821,300    $ 70,092,405     $  6,884,057      $ 5,414,947
         ===========    ============   ==========     ===========    ===========    ============     ===========       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A2

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                        SUBACCOUNTS
                                                        ---------------------------------------------------------------------------

                                                                         PREMIER VIT    PREMIER VIT
                                                        T. ROWE PRICE       OPCAP          OPCAP                         AIM V.I.
                                                        EQUITY STOCK       MANAGED       SMALL CAP     AIM V.I. CORE      PREMIER
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO      EQUITY FUND     EQUITY FUND
                                                        -------------   ------------    -----------    -------------   ------------
ASSETS
 Investment in the portfolios, at value.............    $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ------------    ------------    -----------     -----------    ------------
 Net Assets.........................................    $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ============    ============    ===========     ===========    ============

NET ASSETS, representing:
 Accumulation units.................................    $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ------------    ------------    -----------     -----------    ------------
                                                        $150,482,985    $173,818,916    $78,203,881     $75,485,749    $127,098,218
                                                        ============    ============    ===========     ===========    ============

 Units outstanding..................................      75,164,589     110,586,157     37,520,547      48,774,882      89,741,074
                                                        ============    ============    ===========     ===========    ============

 Portfolio shares held..............................       6,906,057       4,034,794      2,500,124       3,219,008       5,694,365
 Portfolio net asset value per share................    $      21.79    $      43.08    $     31.28     $     23.45    $      22.32
 Investment in portfolio shares, at cost............    $130,663,949    $166,433,718    $66,286,261     $73,928,262    $156,298,964


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                        SUBACCOUNTS
                                                         --------------------------------------------------------------------------

                                                                         PREMIER VIT    PREMIER VIT
                                                        T. ROWE PRICE       OPCAP          OPCAP                         AIM V.I.
                                                         EQUITY STOCK      MANAGED       SMALL CAP     AIM V.I. CORE      PREMIER
                                                          PORTFOLIO       PORTFOLIO      PORTFOLIO      EQUITY FUND     EQUITY FUND
                                                        -------------    -----------    ------------   -------------    -----------
INVESTMENT INCOME
 Dividend income ....................................    $ 2,431,468     $ 2,276,673    $          0    $ 1,136,117     $ 1,061,196
                                                         -----------     -----------    ------------    ----------      -----------

EXPENSES
 Charges to contract owners for assuming mortality
  risk and expense risk and for administration ......      2,190,566       2,567,069       1,157,449      1,108,938       1,853,763
                                                         -----------     -----------    ------------    ----------      -----------

NET INVESTMENT INCOME (LOSS) ........................        240,902        (290,396)     (1,157,449)        27,179        (792,567)
                                                         -----------     -----------    ------------    ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received ...............      7,233,320       6,153,227      12,321,434              0               0
 Realized gain (loss) on shares redeemed ............      3,643,661         574,999       2,233,779       (192,493)     (8,190,144)
 Net change in unrealized gain (loss) on investments      (7,394,507)        327,457     (15,690,182)     2,963,205      13,978,563
                                                         -----------     -----------    ------------    ----------      -----------

NET GAIN (LOSS) ON INVESTMENTS ......................      3,482,474       7,055,683      (1,134,969)     2,770,712       5,788,419
                                                         -----------     -----------    ------------    ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ..........................    $ 3,723,376     $ 6,765,287    $ (2,292,418)   $ 2,797,891     $ 4,995,852
                                                         ===========     ===========    ============    ==========      ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A3



                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
           JANUS ASPEN                                                                                     FRANKLIN
            LARGE CAP       JANUS ASPEN                                   CREDIT SUISSE                     SMALL -      PRUDENTIAL
             GROWTH -      INTERNATIONAL    MFS VIT -          MFS         TRUST GLOBAL      AMERICAN       MID CAP       JENNISON
          INSTITUTIONAL       GROWTH         RESEARCH       EMERGING          SMALL         CENTURY VP      GROWTH      20/20 FOCUS
              SHARES         PORTFOLIO     BOND SERIES    GROWTH SERIES      CAP FUND       VALUE FUND    SECURITIES     PORTFOLIO
          -------------    -------------   -----------    -------------   -------------    -----------    -----------   -----------

           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ------------    ------------    -----------    ------------     -----------     -----------    -----------   -----------
           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ============    ============    ===========    ============     ===========     ===========    ===========   ===========


           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ------------    ------------    -----------    ------------     -----------     -----------    -----------   -----------
           $126,204,103    $192,823,721    $40,404,217    $111,071,202     $24,547,803     $58,037,186    $51,692,857   $76,014,319
           ============    ============    ===========    ============     ===========     ===========    ===========   ===========

             88,674,396      81,367,198     27,680,136      80,363,288      19,129,672      30,622,715     33,252,845    52,852,609
           ============    ============    ===========    ============     ===========     ===========    ===========   ===========

              6,050,053       5,425,541      2,462,170       5,806,127       1,895,583       7,077,706      2,538,942     5,067,621
           $      20.86    $      35.54    $     16.41    $      19.13     $     12.95     $      8.20    $     20.36   $     15.00
           $159,305,719    $139,142,832    $41,923,657    $133,741,391     $25,770,049     $47,660,725    $56,823,982   $55,848,502





                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
           JANUS ASPEN                                                                                     FRANKLIN
            LARGE CAP       JANUS ASPEN                                   CREDIT SUISSE                     SMALL -      PRUDENTIAL
             GROWTH -      INTERNATIONAL    MFS VIT -          MFS         TRUST GLOBAL      AMERICAN       MID CAP       JENNISON
          INSTITUTIONAL       GROWTH         RESEARCH       EMERGING          SMALL         CENTURY VP      GROWTH      20/20 FOCUS
              SHARES         PORTFOLIO     BOND SERIES    GROWTH SERIES      CAP FUND       VALUE FUND    SECURITIES     PORTFOLIO
          -------------    -------------   -----------    -------------   -------------    -----------    -----------   -----------

           $    435,041    $   2,049,462    $  207,296     $         0      $        0     $   539,857    $         0   $   161,255
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------



              1,847,397        2,377,289       588,615       1,572,189         331,262         833,122        745,362       914,856
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------

             (1,412,356)        (327,827)     (381,319)     (1,572,189)       (331,262)       (293,265)      (745,362)     (753,601)
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------



                      0                0             0               0               0       6,246,311              0             0
             (9,458,633)       3,562,660      (838,873)     (7,816,219)       (876,560)      1,748,794     (1,843,875)      980,144
             13,941,184       43,383,838     3,705,802      17,111,670       4,424,556      (5,702,488)     4,031,486    12,042,155
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------

              4,482,551       46,946,498     2,866,929       9,295,451       3,547,996       2,292,617      2,187,611    13,022,299
           -----------     ------------     ----------     -----------      ----------     -----------    -----------   -----------


           $  3,070,195    $  46,618,671    $2,485,610     $ 7,723,262      $3,216,734     $ 1,999,352    $ 1,442,249   $12,268,698
           ===========     ============     ==========     ===========      ==========     ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A4

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                 SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                             PRUDENTIAL                                             PRUDENTIAL
                                            DIVERSIFIED                     ALLIANCEBERNSTEIN    SP T.ROWE PRICE       PRUDENTIAL
                                            CONSERVATIVE        DAVIS           LARGE CAP          LARGE - CAP          SP DAVIS
                                          GROWTH PORTFOLIO    VALUE FUND     GROWTH PORTFOLIO    GROWTH PORTFOLIO   VALUE PORTFOLIO
                                          ----------------   -----------    -----------------    ----------------   ---------------
ASSETS
 Investment in the portfolios, at
  value...............................      $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ------------     -----------       -----------         -----------        ------------
 Net Assets...........................      $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ============     ===========       ===========         ===========        ============

NET ASSETS, representing:
 Accumulation units...................      $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ------------     -----------       -----------         -----------        ------------
                                            $143,304,253     $68,608,248       $11,254,687         $59,791,004        $243,820,277
                                            ============     ===========       ===========         ===========        ============

 Units outstanding....................       106,143,747      61,958,336        17,224,572          57,241,744         185,836,395
                                            ============     ===========       ===========         ===========        ============

 Portfolio shares held................        12,279,713       5,372,611           423,905           7,754,994          22,829,614
 Portfolio net asset value per share..      $      11.67     $     12.77       $     26.55         $      7.71        $      10.68
 Investment in portfolio shares, at
  cost................................      $123,696,644     $56,130,135       $10,493,797         $49,560,566        $211,390,336


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                 SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                             PRUDENTIAL                                             PRUDENTIAL
                                             DIVERSIFIED                    ALLIANCEBERNSTEIN    SP T.ROWE PRICE       PRUDENTIAL
                                            CONSERVATIVE         DAVIS          LARGE CAP          LARGE - CAP          SP DAVIS
                                          GROWTH PORTFOLIO    VALUE FUND     GROWTH PORTFOLIO    GROWTH PORTFOLIO   VALUE PORTFOLIO
                                          ----------------    ----------    -----------------    ----------------   ---------------
INVESTMENT INCOME
 Dividend income ......................      $ 4,638,157      $  656,782       $         0         $         0        $ 2,159,236
                                             -----------      ----------       ----------          ----------         -----------

EXPENSES
 Charges to contract owners for
  assuming mortality risk and expense
  risk and for administration .........        2,063,330         965,550           146,642             870,313          3,809,387
                                             -----------      ----------       ----------          ----------         -----------

NET INVESTMENT INCOME (LOSS) ..........        2,574,827        (308,768)         (146,642)           (870,313)        (1,650,151)
                                             -----------      ----------       ----------          ----------         -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS)
 ON INVESTMENTS
 Capital gains distributions received .                0               0                 0                   0         23,511,300
 Realized gain (loss) on shares
 redeemed .............................        2,535,471       1,521,013          (174,009)            581,383          3,081,432
 Net change in unrealized gain (loss)
 on investments .......................        2,730,333       4,049,436         1,595,857           7,870,042         (7,195,824)
                                             -----------      ----------       ----------          ----------         -----------

NET GAIN (LOSS) ON INVESTMENTS ........        5,265,804       5,570,449         1,421,848           8,451,425         19,396,908
                                             -----------      ----------       ----------          ----------         -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ............      $ 7,840,631      $5,261,681       $ 1,275,206         $ 7,581,112        $17,746,757
                                             ===========      ==========       ==========          ==========         ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A5


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                   PRUDENTIAL SP      PRUDENTIAL SP       PRUDENTIAL SP      PRUDENTIAL SP         LARGE CAP         PRUDENTIAL SP
                     SMALL CAP          SMALL CAP          PIMCO TOTAL         PIMCO HIGH      GROWTH PORTFOLIO -      LARGE CAP
                  VALUE PORTFOLIO    GROWTH PORTFOLIO   RETURN PORTFOLIO    YIELD PORTFOLIO      SERVICE SHARES     VALUE PORTFOLIO

                  ---------------    ----------------   ----------------    ---------------    ------------------   ---------------

                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ------------       -----------        ------------        ------------        -----------         ------------
                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ============       ===========        ============        ============        ===========         ============


                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ------------       -----------        ------------        ------------        -----------         ------------
                    $224,147,356       $39,327,683        $466,974,402        $191,575,200        $21,743,644         $108,300,922
                    ============       ===========        ============        ============        ===========         ============

                     151,549,798        39,603,085         398,806,077         145,354,556         24,175,461           84,381,837
                    ============       ===========        ============        ============        ===========         ============

                      15,707,593         5,940,738          41,656,949          18,690,263          1,054,493            9,100,918
                    $      14.27       $      6.62        $      11.21        $      10.25        $     20.62         $      11.90
                    $194,653,751       $37,003,304        $470,002,168        $191,021,332        $20,174,321         $ 89,612,827


                                                                                                       SUBACCOUNTS (CONTINUED)
                                                                                                   --------------------------------
                                                                                                                      PRUDENTIAL SP
                                                                                                                        STRATEGIC
                                                                                                                         PARTNERS
                                                                                                    PRUDENTIAL SP        FOCUSED
                                                                                                       AIM CORE           GROWTH
                                                                                                   EQUITY PORTFOLIO     PORTFOLIO
                                                                                                   ----------------   -------------

                                                                                                     $28,299,418       $32,169,917
                                                                                                     -----------       -----------
                                                                                                     $28,299,418       $32,169,917
                                                                                                     ===========       ===========


                                                                                                     $28,299,418       $32,169,917
                                                                                                     -----------       -----------
                                                                                                     $28,299,418       $32,169,917
                                                                                                     ===========       ===========

                                                                                                      28,460,491        29,853,860
                                                                                                     ===========       ===========

                                                                                                       3,713,834         3,986,359
                                                                                                     $      7.62       $      8.07
                                                                                                     $24,794,467       $25,940,427


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                                                                                                  JANUS ASPEN
                   PRUDENTIAL SP      PRUDENTIAL SP       PRUDENTIAL SP      PRUDENTIAL SP         LARGE CAP         PRUDENTIAL SP
                     SMALL CAP          SMALL CAP          PIMCO TOTAL         PIMCO HIGH      GROWTH PORTFOLIO -      LARGE CAP
                  VALUE PORTFOLIO    GROWTH PORTFOLIO   RETURN PORTFOLIO    YIELD PORTFOLIO      SERVICE SHARES     VALUE PORTFOLIO

                  ---------------    ----------------   ----------------    ---------------    ------------------   ---------------

                    $  1,148,900        $        0        $ 22,317,915        $12,485,212          $  27,371          $   862,934
                    ------------        ----------        ------------        -----------          ---------          ----------



                       3,479,333           598,496           7,379,940          3,111,574            347,578            1,644,604
                    ------------        ----------        ------------        -----------          ---------          ----------

                      (2,330,433)         (598,496)         14,937,975          9,373,638           (320,207)            (781,670)
                    ------------        ----------        ------------        -----------          ---------          ----------



                      25,276,567                 0           8,173,454          2,712,916                  0            2,578,872
                       3,784,154           291,398             906,429            749,369            137,201            2,811,229
                     (19,811,506)          770,574         (20,179,812)        (8,389,007)           673,073              703,945
                    ------------        ----------        ------------        -----------          ---------          ----------

                       9,249,215         1,061,972         (11,099,929)        (4,926,722)           810,274            6,094,046
                    ------------        ----------        ------------        -----------          ---------          ----------


                    $  6,918,782        $  463,476        $  3,838,046        $ 4,446,916          $ 490,067          $ 5,312,376
                    ============        ==========        ============        ===========          =========          ==========


                                                                                                       SUBACCOUNTS (CONTINUED)
                                                                                                   --------------------------------
                                                                                                                      PRUDENTIAL SP
                                                                                                                        STRATEGIC
                                                                                                                         PARTNERS
                                                                                                    PRUDENTIAL SP        FOCUSED
                                                                                                       AIM CORE           GROWTH
                                                                                                   EQUITY PORTFOLIO     PORTFOLIO
                                                                                                   ----------------   -------------

                                                                                                      $ 289,031        $         0
                                                                                                      ---------        ----------



                                                                                                        455,314            436,880
                                                                                                      ---------        ----------

                                                                                                       (166,283)          (436,880)
                                                                                                      ---------        ----------



                                                                                                              0                  0
                                                                                                        416,012            692,794
                                                                                                        577,096          3,435,147
                                                                                                      ---------        ----------

                                                                                                        993,108          4,127,941
                                                                                                      ---------        ----------


                                                                                                      $ 826,825        $ 3,691,061
                                                                                                      =========        ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A6

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2005


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                             PRUDENTIAL                          PRUDENTIAL SP      PRUDENTIAL SP     PRUDENTIAL SP
                                               SP MID        SP PRUDENTIAL       CONSERVATIVE      BALANCED ASSET     GROWTH ASSET
                                             CAP GROWTH      U.S. EMERGING     ASSET ALLOCATION      ALLOCATION        ALLOCATION
                                             PORTFOLIO     GROWTH PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                            ------------   ----------------    ----------------    ---------------   --------------
ASSETS
 Investment in the portfolios, at value.    $124,278,059     $156,928,283       $  603,052,233     $ 1,263,779,736   $1,099,498,635
                                            ------------     ------------       --------------     ---------------   --------------
 Net Assets.............................    $124,278,059     $156,928,283       $1,263,779,736     $1,2 63,779,736   $1,099,498,635
                                            ============     ============       ==============     ===============   ==============

NET ASSETS, representing:
 Accumulation units.....................    $124,278,059     $156,928,283       $  603,052,233     $ 1,263,779,736   $1,099,498,635
                                            ------------     ------------       --------------     ---------------   --------------
                                            $124,278,059     $156,928,283       $  603,052,233     $ 1,263,779,736   $1,099,498,635
                                            ============     ============       ==============     ===============   ==============

 Units outstanding......................     118,076,359      114,303,297          413,947,172         772,288,551      593,162,776
                                            ============     ============       ==============     ===============   ==============

 Portfolio shares held..................      17,236,901       19,940,061           53,462,077         115,730,745      107,477,872
 Portfolio net asset value per share....    $       7.21     $       7.87       $        11.28     $         10.92   $        10.23
 Investment in portfolio shares, at cost    $102,800,875     $130,790,980       $  553,954,284     $ 1,128,724,071   $  966,311,498


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                   SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
                                               PRUDENTIAL                          PRUDENTIAL SP     PRUDENTIAL SP    PRUDENTIAL SP
                                                 SP MID        SP PRUDENTIAL       CONSERVATIVE      BALANCED ASSET    GROWTH ASSET
                                               CAP GROWTH      U.S. EMERGING     ASSET ALLOCATION      ALLOCATION       ALLOCATION
                                                PORTFOLIO    GROWTH PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                               -----------   ----------------    ----------------    --------------   -------------
INVESTMENT INCOME
 Dividend income ..........................    $         0      $       172        $  6,445,873      $   8,033,704    $   4,114,714
                                               -----------      -----------        -----------       -------------    ------------

EXPENSES
 Charges to contract owners for assuming
 mortality risk and expense risk and for
 administration ...........................      1,773,781        2,062,388           8,352,493         16,425,195       13,824,978
                                               -----------      -----------        -----------       -------------    ------------

NET INVESTMENT INCOME (LOSS)...............     (1,773,781)      (2,062,216)         (1,906,620)        (8,391,491)      (9,710,264)
                                               -----------      -----------        -----------       -------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions received .....              0       18,576,610          15,754,443         28,541,150       23,715,519
 Realized gain (loss) on shares redeemed ..      2,231,696        1,595,404           5,522,383         10,206,946        9,694,025
 Net change in unrealized gain (loss) on
 investments ..............................      7,045,991        4,930,506           3,789,792         33,460,032       44,912,109
                                               -----------      -----------        -----------       -------------    ------------

NET GAIN (LOSS) ON INVESTMENTS.............      9,277,687       25,102,520          25,066,618         72,208,128       78,321,653
                                               -----------      -----------        -----------       -------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS ................    $ 7,503,906      $23,040,304        $ 23,159,998      $  63,816,637    $  68,611,389
                                               ===========      ===========        ===========       =============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A7


                                                             SUBACCOUNTS (CONTINUED)
               --------------------------------------------------------------------------------------------------------------------

               PRUDENTIAL SP
                AGGRESSIVE       PRUDENTIAL SP      PRUDENTIAL SP
               GROWTH ASSET      WILLIAM BLAIR           LSV                                                          EVERGREEN VA
                ALLOCATION       INTERNATIONAL      INTERNATIONAL     EVERGREEN VA    EVERGREEN VA    EVERGREEN VA   SPECIAL VALUES
                 PORTFOLIO     GROWTH PORTFOLIO    VALUE PORTFOLIO   BALANCED FUND     GROWTH FUND     OMEGA FUND         FUND
               -------------   ----------------    ---------------   -------------    ------------    ------------   --------------

               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ------------       -----------        -----------       ----------      ----------      ----------      ----------
               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ============       ===========        ===========       ==========      ==========      ==========      ==========


               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ------------       -----------        -----------       ----------      ----------      ----------      ----------
               $159,065,129       $83,907,994        $80,894,938       $1,234,063      $1,339,099      $3,140,508      $4,151,892
               ============       ===========        ===========       ==========      ==========      ==========      ==========

                112,978,849        65,435,957         61,883,853        1,017,266         848,705       2,202,758       2,585,613
               ============       ===========        ===========       ==========      ==========      ==========      ==========

                 16,743,698        11,113,642          8,909,134           87,336          91,095         187,046         257,402
               $       9.50       $      7.55        $      9.08       $    14.13      $    14.70      $    16.79      $    16.13
               $133,634,955       $66,598,447        $67,243,134       $1,122,936      $1,072,687      $2,702,807      $3,646,481


                                                                                                                       SUBACCOUNTS
                                                                                                                       (CONTINUED)
                                                                                                                      -------------

                                                                                                                       EVERGREEN VA
                                                                                                                      INTERNATIONAL
                                                                                                                       EQUITY FUND
                                                                                                                      -------------

                                                                                                                        $1,730,007
                                                                                                                        ----------
                                                                                                                        $1,730,007
                                                                                                                        ==========


                                                                                                                        $1,730,007
                                                                                                                        ----------
                                                                                                                        $1,730,007
                                                                                                                        ==========

                                                                                                                           124,000
                                                                                                                        ==========

                                                                                                                           120,895
                                                                                                                        $    14.31
                                                                                                                        $1,413,004


                                                             SUBACCOUNTS (CONTINUED)
               --------------------------------------------------------------------------------------------------------------------

               PRUDENTIAL SP
                AGGRESSIVE       PRUDENTIAL SP      PRUDENTIAL SP
               GROWTH ASSET      WILLIAM BLAIR           LSV                                                          EVERGREEN VA
                ALLOCATION       INTERNATIONAL      INTERNATIONAL     EVERGREEN VA    EVERGREEN VA    EVERGREEN VA   SPECIAL VALUES
                 PORTFOLIO     GROWTH PORTFOLIO    VALUE PORTFOLIO   BALANCED FUND     GROWTH FUND     OMEGA FUND         FUND
               -------------   ----------------    ---------------   -------------    ------------    ------------   --------------

               $    218,757       $   421,301        $   301,299        $ 32,702        $      0      $     6,411      $   40,077
               -----------        -----------        ----------         --------        --------      ----------       ----------



                  2,203,274         1,133,588          1,160,230          23,517          22,939           52,870          66,685
               -----------        -----------        ----------         --------        --------      ----------       ----------

                 (1,984,517)         (712,287)          (858,931)          9,185         (22,939)         (46,459)        (26,608)
               -----------        -----------        ----------         --------        --------      ----------       ----------



                  4,927,915         3,115,642          6,300,490               0               0                0         417,032
                  1,796,723         1,531,954          1,254,808          29,775          37,698           56,031         104,221
                  7,633,077         6,591,023          1,817,970          (1,130)         29,857           39,593        (161,923)
               -----------        -----------        ----------         --------        --------      ----------       ----------

                 14,357,715        11,238,619          9,373,268          28,645          67,555           95,624         359,330
               -----------        -----------        ----------         --------        --------      ----------       ----------


               $ 12,373,198       $10,526,332        $ 8,514,337        $ 37,830        $ 44,616      $    49,165      $  332,722
               ===========        ===========        ==========         ========        ========      ==========       ==========


                                                                                                                       SUBACCOUNTS
                                                                                                                       (CONTINUED)
                                                                                                                      -------------

                                                                                                                       EVERGREEN VA
                                                                                                                      INTERNATIONAL
                                                                                                                       EQUITY FUND
                                                                                                                      -------------

                                                                                                                       $    36,641
                                                                                                                       ----------



                                                                                                                            23,904
                                                                                                                       ----------

                                                                                                                            12,737
                                                                                                                       ----------



                                                                                                                                 0
                                                                                                                            17,640
                                                                                                                           176,546
                                                                                                                       ----------

                                                                                                                           194,186
                                                                                                                       ----------


                                                                                                                       $   206,923
                                                                                                                       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A8

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2005


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------

                                                                                                    AST AMERICAN
                                                                    AST            AST AMERICAN       CENTURY
                                             EVERGREEN VA    ALLIANCEBERNSTEIN    CENTURY INCOME     STRATEGIC        AST COHEN &
                                             FUNDAMENTAL      GROWTH & INCOME        & GROWTH         BALANCED        STEERS REAL
                                            LARGE CAP FUND       PORTFOLIO           PORTFOLIO       PORTFOLIO     ESTATE PORTFOLIO
                                            --------------   -----------------    --------------    ------------   ----------------
ASSETS
 Investment in the portfolios, at value.     $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             -----------        -----------         ----------        --------        ----------
 Net Assets.............................     $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             ===========        ===========         ==========        ========        ==========

NET ASSETS, representing:
 Accumulation units.....................     $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             -----------        -----------         ----------        --------        ----------
                                             $ 4,117,759        $ 1,176,761         $1,449,518        $899,601        $5,325,435
                                             ===========        ===========         ==========        ========        ==========

 Units outstanding......................         343,937            114,672            140,275          87,237           443,049
                                             ===========        ===========         ==========        ========        ==========

 Portfolio shares held..................         230,171             58,227            105,959          62,953           299,518
 Portfolio net asset value per share....     $     17.89        $     20.21         $    13.68        $  14.29        $    17.78
 Investment in portfolio shares, at cost     $ 3,585,573        $ 1,143,114         $1,414,203        $872,394        $5,067,907


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                    SUBACCOUNTS
                                                -----------------------------------------------------------------------------------


                                                                                                    AST AMERICAN
                                                                                   AST AMERICAN       CENTURY
                                                 EVERGREEN VA                     CENTURY INCOME     STRATEGIC        AST COHEN &
                                                 FUNDAMENTAL      EVERGREEN VA       & GROWTH         BALANCED        STEERS REAL
                                                LARGE CAP FUND        FUND           PORTFOLIO       PORTFOLIO     ESTATE PORTFOLIO
                                                --------------   -------------    --------------    ------------   ----------------
INVESTMENT INCOME
 Dividend income ...........................     $    37,651       $        0       $        0        $   164          $     658
                                                 -----------       ----------       ---------         -------          --------

EXPENSES
 Charges to contract owners for assuming
  mortality risk and expense risk and for
  administration ...........................          63,308            5,114            8,827          7,113             34,095
                                                 -----------       ----------       ---------         -------          --------

NET INVESTMENT INCOME (LOSS)................         (25,657)          (5,114)          (8,827)        (6,949)           (33,437)
                                                 -----------       ----------       ---------         -------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
 Capital gains distributions received ......               0                0                0              0              3,254
 Realized gain (loss) on shares redeemed ...          52,618            2,206            4,004            181             19,238
 Net change in unrealized gain (loss) on
  investments ..............................         312,399           33,647           35,315         27,207            257,528
                                                 -----------       ----------       ---------         -------          --------

NET GAIN (LOSS) ON INVESTMENTS..............         365,017           35,853           39,319         27,388            280,020
                                                 -----------       ----------       ---------         -------          --------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ................     $   339,360       $   30,739       $   30,492        $20,439          $ 246,583
                                                 ===========       ==========       =========         =======          ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A9

<-


                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
      AST GLOBAL      AST DEAM       AST DEAM SMALL-                            AST GOLDMAN       AST FEDERATED
      ALLOCATION      LARGE-CAP        CAP GROWTH        AST DEAM SMALL-     SACHS HIGH YIELD       AGGRESSIVE        AST MID-CAP
       PORFOLIO    VALUE PORFOLIO       PORFOLIO       CAP VALUE PORFOLIO        PORTFOLIO       GROWTH PORTFOLIO   VALUE PORTFOLIO
      ----------   --------------    ---------------   ------------------    ----------------    ----------------   ---------------

       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       --------      ----------        ----------          ----------           ----------         ----------         ----------
       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       ========      ==========        ==========          ==========           ==========         ==========         ==========


       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       --------      ----------        ----------          ----------           ----------         ----------         ----------
       $494,405      $3,171,409        $   647,682         $ 1,151,819          $2,705,439         $ 3,257,661        $ 1,479,954
       ========      ==========        ==========          ==========           ==========         ==========         ==========

         46,597         295,846             62,813             114,953             274,409             297,309            143,016
       ========      ==========        ==========          ==========           ==========         ==========         ==========

         39,363         253,713             77,289              96,387             326,350             311,440            117,178
       $  12.56      $    12.50        $      8.38         $     11.95          $     8.29         $     10.46        $     12.63
       $481,299      $3,027,234        $   628,983         $ 1,153,178          $2,661,656         $ 3,045,136        $ 1,453,181


                                                                                                                      SUBACCOUNTS
                                                                                                                      (CONTINUED)
                                                                                                                    ---------------
                                                                                                                     AST SMALL CAP
                                                                                                                    VALUE PORTFOLIO
                                                                                                                    ---------------

                                                                                                                      $ 2,432,875
                                                                                                                      -----------
                                                                                                                      $ 2,432,875
                                                                                                                      ===========


                                                                                                                      $ 2,432,875
                                                                                                                      -----------
                                                                                                                      $ 2,432,875
                                                                                                                      ===========

                                                                                                                          228,580
                                                                                                                      ===========

                                                                                                                          161,760
                                                                                                                      $     15.04
                                                                                                                      $ 2,373,791


                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
      AST GLOBAL      AST DEAM       AST DEAM SMALL-                            AST GOLDMAN       AST FEDERATED
      ALLOCATION      LARGE-CAP        CAP GROWTH        AST DEAM SMALL-     SACHS HIGH YIELD       AGGRESSIVE        AST MID-CAP
       PORFOLIO    VALUE PORFOLIO       PORFOLIO       CAP VALUE PORFOLIO        PORTFOLIO       GROWTH PORTFOLIO   VALUE PORTFOLIO
      ----------   --------------    ---------------   ------------------    ----------------    ----------------   ---------------


       $      0       $     350        $         0          $       6           $    8,873          $        0         $     185
       -------        --------         ----------           ---------           ---------           ----------         ---------



          1,664          17,523              4,414              7,213               18,139              15,546             9,232
       -------        --------         ----------           ---------           ---------           ----------         ---------

         (1,664)        (17,173)            (4,414)            (7,207)              (9,266)            (15,546)           (9,047)
       -------        --------         ----------           ---------           ---------           ----------         ---------



              0               0                  0                329                    0               2,785                 0
            672           7,423              3,774               (736)              (5,079)             19,579             4,302
         13,106         144,175             18,699             (1,359)              43,783             212,525            26,773
       -------        --------         ----------           ---------           ---------           ----------         ---------

         13,778         151,598             22,473             (1,766)              38,704             234,889            31,075
       -------        --------         ----------           ---------           ---------           ----------         ---------


       $ 12,114       $ 134,425        $    18,059          $  (8,973)          $   29,438          $  219,343         $  22,028
       =======        ========         ==========           =========           =========           ==========         =========


                                                                                                                      SUBACCOUNTS
                                                                                                                      (CONTINUED)
                                                                                                                    ---------------
                                                                                                                     AST SMALL CAP
                                                                                                                    VALUE PORTFOLIO
                                                                                                                    ---------------

                                                                                                                       $       0
                                                                                                                       ---------



                                                                                                                          14,429
                                                                                                                       ---------

                                                                                                                         (14,429)
                                                                                                                       ---------



                                                                                                                             273
                                                                                                                          29,323
                                                                                                                          59,084
                                                                                                                       ---------

                                                                                                                          88,680
                                                                                                                       ---------


                                                                                                                       $  74,251
                                                                                                                       =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2005


                                                                                 SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------

                                           AST GOLDMAN
                                              SACHS            AST GOLDMAN                         AST LORD ABBETT     AST MARSICO
                                           CONCENTRATED       SACHS MID-CAP      AST LARGE-CAP     BOND DEBENTURE    CAPITAL GROWTH
                                         GROWTH PORTFOLIO   GROWTH PORTFOLIO    VALUE PORTFOLIO       PORTFOLIO         PORTFOLIO
                                         ----------------   ----------------    ---------------    ---------------   --------------
ASSETS
 Investment in the portfolios, at
 value...............................      $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           -----------         -----------        ------------       -----------       -----------
 Net Assets..........................      $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           ===========         ===========        ============       ===========       ===========

NET ASSETS, representing:
 Accumulation units..................      $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           -----------         -----------        ------------       -----------       -----------
                                           $ 1,040,654         $ 2,477,511        $ 10,264,082       $ 2,835,212       $ 7,726,155
                                           ===========         ===========        ============       ===========       ===========

 Units outstanding...................           96,752             234,239             972,517           285,006           709,067
                                           ===========         ===========        ============       ===========       ===========

 Portfolio shares held...............           46,834             536,258             584,182           250,239           404,935
 Portfolio net asset value per share.      $     22.22         $      4.62        $      17.57       $     11.33       $     19.08
 Investment in portfolio shares, at
 cost................................      $ 1,005,631         $ 2,372,392        $ 10,019,639       $ 2,802,104       $ 7,384,543


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                                 SUBACCOUNTS
                                         ------------------------------------------------------------------------------------------

                                           AST GOLDMAN
                                              SACHS            AST GOLDMAN                         AST LORD ABBETT     AST MARSICO
                                           CONCENTRATED       SACHS MID-CAP      AST LARGE-CAP     BOND DEBENTURE    CAPITAL GROWTH
                                         GROWTH PORTFOLIO   GROWTH PORTFOLIO    VALUE PORTFOLIO       PORTFOLIO         PORTFOLIO
                                         ----------------   ----------------    ---------------    ---------------   --------------
INVESTMENT INCOME
 Dividend income.....................      $        26         $         0        $     1,508        $       819       $        0
                                           -----------         -----------        -----------        -----------       ----------

EXPENSES
 Charges to contract owners
 for assuming mortality
   risk and expense risk and for
 administration......................            5,951              15,593             66,697             16,410           44,641
                                           -----------         -----------        -----------        -----------       ----------

NET INVESTMENT INCOME (LOSS).........           (5,925)            (15,593)           (65,189)           (15,591)         (44,641)
                                           -----------         -----------        -----------        -----------       ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS)
 ON INVESTMENTS
 Capital gains distributions received                0                   0                  0                217                0
 Realized gain (loss) on shares
 redeemed............................            5,545               5,393             26,067              6,275           45,447
 Net change in unrealized gain (loss)
 on investments......................           35,023             105,119            244,443             33,108          341,612
                                           -----------         -----------        -----------        -----------       ----------

NET GAIN (LOSS) ON INVESTMENTS.......           40,568             110,512            270,510             39,600          387,059
                                           -----------         -----------        -----------        -----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...........      $    34,643         $    94,919        $   205,321        $    24,009       $  342,418
                                           ===========         ===========        ===========        ===========       ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11


                                                     SUBACCOUNTS (CONTINUED)
 ---------------------------------------------------------------------------------------------------------------------------------


                                                                                                                       AST T. ROWE
                  AST NEUBERGER                                                    AST                 AST                PRICE
   AST MFS        & BERMAN MID-     AST NEUBERGER &        AST PIMCO        ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN         NATURAL
    GROWTH         CAP GROWTH       BERMAN MID-CAP      LIMITED MATURITY       CORE VALUE         MANAGED INDEX         RESOURCES
  PORTFOLIO         PORTFOLIO       VALUE PORTFOLIO      BOND PORTFOLIO         PORTFOLIO         500 PORTFOLIO         PORTFOLIO
-------------    ---------------   ----------------    -----------------    -----------------   -----------------     ------------

  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ----------       -----------       -----------          ------------       --------------      ---------------      -------------
  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ==========       ===========       ===========          ============       ==============      ===============      =============


  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ----------       -----------       -----------          ------------       --------------      ---------------      -------------
  $1,468,556       $ 4,930,942        11,489,172          $  3,740,804       $      559,562      $     2,234,108      $  23,909,343
  ==========       ===========       ===========          ============       ==============      ===============      =============

     136,599           434,960         1,055,431               371,976               54,284              214,898          2,036,631
  ==========       ===========       ===========          ============       ==============      ===============      =============

     170,961           305,321           561,818               337,009               44,945              182,674            867,853

  $     8.59       $     16.15       $     20.45          $      11.10       $        12.45      $         12.23      $       27.55
  $1,418,915       $ 4,735,498       $10,965,595          $  3,711,291       $      542,500      $     2,203,720      $  21,927,738


                                                                                                                     SUBACCOUNTS
                                                                                                                     (CONTINUED)
                                                                                                                  -----------------
                                                                                                                  AST T. ROWE PRICE
                                                                                                                   ASSET ALLOCATION
                                                                                                                      PORTFOLIO
                                                                                                                  -----------------

                                                                                                                      $2,212,784
                                                                                                                      ----------
                                                                                                                      $2,212,784
                                                                                                                      ==========


                                                                                                                      $2,212,784
                                                                                                                      ----------
                                                                                                                      $2,212,784
                                                                                                                      ==========

                                                                                                                         213,872
                                                                                                                      ==========

                                                                                                                         129,251
                                                                                                                      $    17.12
                                                                                                                      $2,166,751



                                                         SUBACCOUNTS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
                  AST NEUBERGER                                                 AST                  AST
       AST MFS    & BERMAN MID-    AST NEUBERGER &       AST PIMCO       ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN   AST T. ROWE PRICE
       GROWTH       CAP GROWTH     BERMAN MID-CAP    LIMITED MATURITY        CORE VALUE         MANAGED INDEX     NATURAL RESOURCES
      PORTFOLIO     PORTFOLIO      VALUE PORTFOLIO    BOND PORTFOLIO         PORTFOLIO          500 PORTFOLIO         PORTFOLIO
      ---------   -------------    ---------------   ----------------    -----------------    -----------------   -----------------


      $       0     $        0      $        124        $       915        $           0        $         444      $           493
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------




          8,227         21,971            60,910             24,998                3,346                8,524              127,647
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------

         (8,227)       (21,971)          (60,786)           (24,083)              (3,346)              (8,080)            (127,154)
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------



              0              0            12,304                390                    0                    0               14,684
          2,068        114,981            85,450                907                  508                1,035              161,063
         49,641        195,444           523,577             29,513               17,062               30,388            1,981,605
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------

         51,709        310,425           621,331             30,810               17,570               31,423            2,157,352
      ---------     ---------       ------------        -----------        -------------        -------------      ---------------


      $  43,482     $  288,454      $    560,545        $     6,727        $      14,224        $      23,343      $     2,030,198
      =========     =========       ============        ===========        =============        =============      ===============


                                                                                                                     SUBACCOUNTS
                                                                                                                     (CONTINUED)
                                                                                                                  -----------------
                                                                                                                  AST T. ROWE PRICE
                                                                                                                   ASSET ALLOCATION
                                                                                                                      PORTFOLIO
                                                                                                                  -----------------

                                                                                                                      $     289
                                                                                                                      ---------




                                                                                                                         10,737
                                                                                                                      ---------

                                                                                                                        (10,448)
                                                                                                                      ---------



                                                                                                                            123
                                                                                                                          2,104
                                                                                                                         46,033
                                                                                                                      ---------

                                                                                                                         48,260
                                                                                                                      ---------


                                                                                                                      $  37,812
                                                                                                                      =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2005


                                                                              SUBACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                                        AST JP MORGAN       AST T. ROWE      AST AGGRESSIVE         AST CAPITAL
                                    AST MFS GLOBAL      INTERNATIONAL      PRICE GLOBAL     ASSET ALLOCATION       GROWTH ASSET
                                   EQUITY PORTFOLIO   EQUITY PORTFOLIO    BOND PORTFOLIO       PORTFOLIO       ALLOCATION PORTFOLIO
                                   ----------------   ----------------    --------------    ----------------   --------------------
ASSETS
 Investment in the portfolios,
 at value......................       $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ----------         ----------         ----------         ----------           -----------
 Net Assets....................       $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ==========         ==========         ==========         ==========           ===========

NET ASSETS, REPRESENTING:
 Accumulation units............       $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ----------         ----------         ----------         ----------           -----------
                                      $1,733,442         $3,586,382         $3,395,139         $2,187,922           $26,457,893
                                      ==========         ==========         ==========         ==========           ===========

 Units outstanding.............          165,532            336,854            359,354            218,878             2,644,939
                                      ==========         ==========         ==========         ==========           ===========

 Portfolio shares held.........          133,547            178,427            303,680            218,574             2,640,508
 Portfolio net asset value per
 share.........................       $    12.98         $    20.10         $    11.18         $    10.01           $     10.02
 Investment in portfolio
 shares, at cost...............       $1,632,230         $3,334,240         $3,443,247         $2,194,226           $26,536,045


STATEMENT OF OPERATIONS
For the period ended December 31, 2005


                                                                              SUBACCOUNTS
                                   ------------------------------------------------------------------------------------------------
                                                        AST JP MORGAN       AST T. ROWE      AST AGGRESSIVE         AST CAPITAL
                                    AST MFS GLOBAL      INTERNATIONAL      PRICE GLOBAL     ASSET ALLOCATION       GROWTH ASSET
                                   EQUITY PORTFOLIO   EQUITY PORTFOLIO    BOND PORTFOLIO       PORTFOLIO       ALLOCATION PORTFOLIO
                                   ----------------   ----------------    --------------    ----------------   --------------------
INVESTMENT INCOME
 Dividend income...............       $        5          $       7         $      836         $        0          $          0
                                      ---------           ---------         ----------         ----------          -----------

EXPENSES
 Charges to contract owners
 for assuming mortality
   risk and expense risk and
 for administration............           11,865             21,079             23,860              1,245                15,839
                                      ---------           ---------         ----------         ----------          -----------

NET INVESTMENT INCOME (LOSS)...          (11,860)           (21,072)           (23,024)            (1,245)              (15,839)
                                      ---------           ---------         ----------         ----------          -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS)
 ON INVESTMENTS
 Capital gains distributions
 received......................                0                  0                 31                  0                     0
 Realized gain (loss) on
 shares redeemed...............            7,119             26,670            (12,561)              (125)                6,412
 Net change in unrealized gain
 (loss) on investments.........          101,212            252,142            (48,108)            (6,304)              (78,152)
                                      ---------           ---------         ----------         ----------          -----------

NET GAIN (LOSS) ON INVESTMENTS.          108,331            278,812            (60,638)            (6,429)              (71,740)
                                      ---------           ---------         ----------         ----------          -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS...............       $   96,471          $ 257,740         $  (83,662)        $   (7,674)         $    (87,579)
                                      =========           =========         ==========         ==========          ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13


                                                                                   SUBACCOUNTS (CONTINUED)
                                                           ------------------------------------------------------------------------

                                                            AST BALANCED      AST CONSERVATIVE    AST PRESERVATION    GARTMORE GVIT
                                                          ASSET ALLOCATION    ASSET ALLOCATION    ASSET ALLOCATION     DEVELOPING
                                                              PORTFOLIO           PORTFOLIO          PORTFOLIO           MARKETS
                                                          ----------------    ----------------    ----------------   --------------

                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             -----------       --------------      --------------    --------------
                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             ===========       ==============      ==============    ==============


                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             -----------       --------------      --------------    --------------
                                                             $23,582,498       $    8,599,959      $    2,208,901    $    6,988,022
                                                             ===========       ==============      ==============    ==============

                                                               2,355,050              857,910             220,096           579,313
                                                             ===========       ==============      ==============    ==============

                                                               2,348,854              856,570             219,573           535,481
                                                             $     10.04       $        10.04      $        10.06    $        13.05
                                                             $23,622,613       $    8,603,945      $    2,209,992    $    6,423,110





                                                                                    SUBACCOUNTS (CONTINUED)
                                                            -----------------------------------------------------------------------

                                                             AST BALANCED      AST CONSERVATIVE    AST PRESERVATION   GARTMORE GVIT
                                                           ASSET ALLOCATION    ASSET ALLOCATION    ASSET ALLOCATION     DEVELOPING
                                                               PORTFOLIO           PORTFOLIO          PORTFOLIO          MARKETS
                                                           ----------------    ----------------    ----------------   -------------

                                                             $          0       $            0      $            0    $       7,170
                                                             ------------       --------------      --------------    -------------




                                                                   13,960                4,896               1,090           29,954
                                                             ------------       --------------      --------------    -------------

                                                                  (13,960)              (4,896)             (1,090)         (22,784)
                                                             ------------       --------------      --------------    -------------



                                                                        0                    0                   0          184,335
                                                                    3,894                1,099                  20           17,210
                                                                  (40,115)              (3,986)             (1,091)         564,912
                                                             ------------       --------------      --------------    -------------

                                                                  (36,221)              (2,887)             (1,071)         766,457
                                                             ------------       --------------      --------------    -------------


                                                             $    (50,181)      $       (7,783)     $       (2,161)   $     743,673
                                                             ============       ==============      ==============    =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                SUBACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                           PRUDENTIAL MONEY MARKET       PRUDENTIAL DIVERSIFIED BOND
                                                  PORTFOLIO                       PORTFOLIO             PRUDENTIAL EQUITY PORTFOLIO
                                        -----------------------------    ---------------------------    ---------------------------
                                         01/01/2005      01/01/2004      01/01/2005      01/01/2004      01/01/2005     01/01/2004
                                             TO              TO              TO              TO              TO             TO
                                         12/31/2005      12/31/2004      12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                       -------------    -------------   ------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ......   $   3,074,108    $  (1,286,984)  $ 15,924,404    $ 14,048,404    $ (2,003,882)  $   (742,541)
 Capital gains distributions
  received .........................               0                0      3,104,924               0               0              0
 Realized gain (loss) on shares
  redeemed .........................               0                0        185,432         747,430     (16,708,474)   (23,185,880)
 Net change in unrealized gain
  (loss) on investments ............               0                0    (11,685,529)      3,770,820      60,319,315     57,878,332
                                       -------------    -------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS .       3,074,108       (1,286,984)     7,529,231      18,566,654      41,606,959     33,949,911
                                       -------------    -------------   ------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .......      25,973,296       45,997,417      1,039,019       1,900,640       9,659,650     19,296,942
 Surrenders, withdrawals and death
  benefits .........................     (62,482,427)     (68,756,681)   (64,622,933)    (66,835,749)    (56,559,288)   (52,145,804)
 Net transfers between other
  subaccounts or fixed rate option .         (43,165)     (56,343,094)    (2,540,138)    (17,469,522)      8,247,822     (3,394,283)
 Withdrawal and other charges ......        (159,430)        (141,857)      (163,986)       (191,414)       (325,998)      (237,351)
                                       -------------    -------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS ...............     (36,711,726)     (79,244,215)   (66,288,038)    (82,596,045)    (38,977,814)   (36,480,496)
                                       -------------    -------------   ------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ...........................     (33,637,618)     (80,531,199)   (58,758,807)    (64,029,391)      2,629,145     (2,530,585)

NET ASSETS
 Beginning of period ...............     243,516,359      324,047,558    442,816,918     506,846,309     435,763,666    438,294,251
                                       -------------    -------------   ------------    ------------    ------------   ------------
 End of period .....................   $ 209,878,741    $ 243,516,359   $384,058,111    $442,816,918    $438,392,811   $435,763,666
                                       =============    =============   ============    ============    ============   ============

 Beginning units ...................     213,892,002      279,424,784    283,870,233     338,318,703     266,362,367    285,436,115
                                       -------------    -------------   ------------    ------------    ------------   ------------
 Units issued ......................     153,718,217      172,655,649     15,432,921      17,336,056      40,581,187     33,577,225
 Units redeemed ....................    (184,364,673)    (238,188,431)   (57,553,788)    (71,784,526)    (57,093,973)   (52,650,973)
                                       -------------    -------------   ------------    ------------    ------------   ------------
 Ending units ......................     183,245,546      213,892,002    241,749,366     283,870,233     249,849,581    266,362,367
                                       =============    =============   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15


                                                             SUBACCOUNTS (CONTINUED)
              ---------------------------------------------------------------------------------------------------------------------
                 PRUDENTIAL FLEXIBLE        PRUDENTIAL CONSERVATIVE
                       MANAGED                      BALANCED                                            PRUDENTIAL HIGH YIELD BOND
                      PORTFOLIO                    PORTFOLIO             PRUDENTIAL VALUE PORTFOLIO              PORTFOLIO
              -------------------------    --------------------------    ---------------------------    ---------------------------
              01/01/2005    01/01/2004     01/01/2005     01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
                  TO            TO             TO             TO             TO              TO              TO             TO
              12/31/2005    12/31/2004     12/31/2005     12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------

             $   194,740    $    29,404   $   512,490    $    363,288   $   (233,309)   $   (209,501)   $ 11,776,412   $ 14,426,069
                       0              0       511,745         342,596              0               0               0              0
                (377,559)      (833,319)     (423,229)       (835,159)     1,248,164      (7,423,878)    (11,508,635)   (12,613,537)
                 974,063      3,801,436       261,179       3,568,051     55,481,776      59,354,321       3,768,417     18,432,869
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------


                 791,244      2,997,521       862,185       3,438,776     56,496,631      51,720,942       4,036,194     20,245,401
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------


                 125,285        168,510       278,625         195,297     16,256,015      21,394,102         719,220      1,290,827
              (5,421,580)    (5,709,740)   (9,346,996)    (10,465,932)   (53,091,429)    (45,280,446)    (38,024,426)   (40,671,073)

                (229,798)        48,963      (431,250)         94,020      9,960,551       6,678,528      (3,470,112)    (1,936,786)
                       0              0             0               0       (291,812)       (204,587)        (91,653)      (103,171)
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------



              (5,526,093)    (5,492,267)   (9,499,621)    (10,176,615)   (27,166,675)    (17,412,403)    (40,866,971)   (41,420,203)
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------

              (4,734,849)    (2,494,746)   (8,637,436)     (6,737,839)    29,329,956      34,308,539     (36,830,777)   (21,174,802)


              34,089,337     36,584,083    53,905,299      60,643,138    396,997,224     362,688,685     240,357,409    261,532,211
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------
             $29,354,488    $34,089,337   $45,267,863    $ 53,905,299   $426,327,180    $396,997,224    $203,526,632   $240,357,409
             ===========    ===========   ===========    ============   ============    ============    ============   ============

              21,202,342     24,848,759    34,197,360      40,989,495    202,437,819     201,620,943     160,680,619    190,159,605
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------
                 439,277        608,773       649,387       1,064,766     38,637,914      40,368,726      11,172,628     13,975,421
              (3,868,685)    (4,255,190)   (6,693,865)     (7,856,901)   (45,040,307)    (39,551,850)    (38,422,431)   (43,454,407)
             -----------    -----------   -----------    ------------   ------------    ------------    ------------   ------------
              17,772,934     21,202,342    28,152,882      34,197,360    196,035,426     202,437,819     133,430,816    160,680,619
             ===========    ===========   ===========    ============   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                 SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
                                              PRUDENTIAL NATURAL
                                                   RESOURCES               PRUDENTIAL STOCK INDEX
                                                   PORTFOLIO                     PORTFOLIO              PRUDENTIAL GLOBAL PORTFOLIO
                                           -------------------------    ----------------------------    ---------------------------
                                           01/01/2005    01/01/2004     01/01/2005       01/01/2004      01/01/2005     01/01/2004
                                               TO            TO             TO               TO              TO             TO
                                           12/31/2005    12/31/2004     12/31/2005       12/31/2004      12/31/2005     12/31/2004
                                          -----------    -----------   ------------    -------------    ------------   ------------
OPERATIONS
 Net investment income (loss) .........   $  (199,053)   $   209,203   $     23,031    $   1,239,116    $ (1,057,022)  $   (559,585)
 Capital gains distributions received .     1,127,518        383,998     16,740,469       11,234,005               0              0
 Realized gain (loss) on shares
  redeemed ............................       851,203        437,034     (7,350,862)     (11,004,851)     (3,461,790)    (5,985,796)
 Net change in unrealized gain (loss)
  on investments ......................     4,521,391      1,213,153      9,207,763       55,067,514      21,340,112     15,956,359
                                          -----------    -----------   ------------    -------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........     6,301,059      2,243,388     18,620,401       56,535,784      16,821,300      9,410,978
                                          -----------    -----------   ------------    -------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ..........        70,375         65,588     23,225,886       48,477,770       4,679,580      9,100,882
 Surrenders, withdrawals and death
  benefits ............................    (1,972,363)    (1,385,296)   (73,909,593)     (70,056,973)    (13,765,966)   (12,485,939)
 Net transfers between other
   subaccounts or fixed rate option ...     1,120,442        789,110    (14,785,853)      13,236,484      (4,029,339)       366,903
 Withdrawal and other charges .........             0              0       (661,930)        (468,263)       (121,972)       (84,867)
                                          -----------    -----------   ------------    -------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ........................      (781,546)      (530,598)   (66,131,490)      (8,810,982)    (13,237,697)    (3,103,021)
                                          -----------    -----------   ------------    -------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS ..............................     5,519,513      1,712,790    (47,511,089)      47,724,802       3,583,603      6,307,957

NET ASSETS
 Beginning of period ..................    11,783,155     10,070,365    693,094,086      645,369,284     128,220,805    121,912,848
                                          -----------    -----------   ------------    -------------    ------------   ------------
 End of period ........................   $17,302,668    $11,783,155   $645,582,997    $ 693,094,086    $131,804,408   $128,220,805
                                          ===========    ===========   ============    =============    ============   ============

 Beginning units ......................     3,501,077      3,693,730    443,160,103      434,431,502      92,114,846     93,158,486
                                          -----------    -----------   ------------    -------------    ------------   ------------
 Units issued .........................       537,765        545,780     49,082,867      110,943,851      11,554,308     19,750,226
 Units redeemed .......................      (695,357)      (738,433)   (85,145,294)    (102,215,250)    (20,114,911)   (20,793,866)
                                          -----------    -----------   ------------    -------------    ------------   ------------
 Ending units .........................     3,343,485      3,501,077    407,097,676      443,160,103      83,554,243     92,114,846
                                          ===========    ===========   ============    =============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17



                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
                                               PRUDENTIAL SMALL                T. ROWE PRICE
               PRUDENTIAL JENNISON              CAPITALIZATION                 INTERNATIONAL               T. ROWE PRICE EQUITY
                    PORTFOLIO                   STOCK PORTFOLIO               STOCK PORTFOLIO                STOCK PORTFOLIO
           ---------------------------    ---------------------------    --------------------------    ----------------------------
           01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005     01/01/2004      01/01/2005      01/01/2004
               TO              TO             TO              TO             TO             TO              TO              TO
           12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005     12/31/2004      12/31/2005      12/31/2004
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------

          $ (7,844,782)   $ (5,969,525)  $   (994,377)   $   (932,941)  $    72,220    $   (114,520)   $    240,902   $     256,554
                     0               0      7,377,098         437,380       135,437               0       7,233,320       3,598,200
           (26,600,394)    (35,400,470)     4,359,106       2,713,790       500,113        (336,844)      3,643,661       2,025,594
           104,537,581      87,748,468     (3,857,770)     19,659,239     4,707,177       4,896,958      (7,394,507)     14,000,009
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------


            70,092,405      46,378,473      6,884,057      21,877,468     5,414,947       4,445,594       3,723,376      19,880,357
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------


            15,023,848      25,284,851        533,120         485,930       242,431         154,332         866,798         455,677
           (72,804,314)    (64,278,748)   (16,497,915)    (14,105,923)   (5,933,509)     (4,591,740)    (22,761,999)    (18,247,464)

           (22,712,444)    (13,987,368)     3,576,832       6,937,170     1,553,060       1,806,337       3,917,222       4,715,183
              (488,643)       (432,881)       (40,261)        (41,317)      (14,713)        (15,985)        (58,840)        (64,565)
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------



           (80,981,553)    (53,414,146)   (12,428,224)     (6,724,140)   (4,152,731)     (2,647,056)    (18,036,819)    (13,141,169)
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------

           (10,889,148)     (7,035,673)    (5,544,167)     15,153,328     1,262,216       1,798,538     (14,313,443)      6,739,188


           620,025,560     627,061,233    127,910,616     112,757,288    40,478,749      38,680,211     164,796,428     158,057,240
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------
          $609,136,412    $620,025,560   $122,366,449    $127,910,616   $41,740,965    $ 40,478,749    $150,482,985   $ 164,796,428
          ============    ============   ============    ============   ===========    ============    ============   =============

           421,799,695     453,187,148     56,065,626      59,374,221    35,381,727      37,910,468      84,329,331      91,613,951
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------
            36,436,469      48,161,532      7,479,151       9,580,801     4,862,644       8,654,904       9,099,343       9,406,190
           (85,563,542)    (79,548,985)   (12,778,418)    (12,889,396)   (8,365,719)    (11,183,645)    (18,264,085)    (16,690,810)
          ------------    ------------   ------------    ------------   -----------    ------------    ------------   -------------
           372,672,622     421,799,695     50,766,359      56,065,626    31,878,652      35,381,727      75,164,589      84,329,331
          ============    ============   ============    ============   ===========    ============    ============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                 SUBACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                           PREMIER VIT OPCAP MANAGED     PREMIER VIT OPCAP SMALL CAP
                                                   PORTFOLIO                      PORTFOLIO              AIM V.I. CORE EQUITY FUND
                                          ---------------------------    ---------------------------    ---------------------------
                                          01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
                                              TO              TO             TO              TO              TO             TO
                                          12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                         ------------    ------------   ------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ........   $   (290,396)   $    297,115   $ (1,157,449)   $ (1,275,756)   $     27,179   $   (421,222)
 Capital gains distributions received       6,153,227               0     12,321,434               0               0              0
 Realized gain (loss) on shares
  redeemed ...........................        574,999      (1,223,056)     2,233,779       2,797,853        (192,493)    (1,165,125)
 Net change in unrealized gain (loss)
  on investments .....................        327,457      18,666,921    (15,690,182)     12,725,725       2,963,205      7,917,892
                                         ------------    ------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........      6,765,287      17,740,980     (2,292,418)     14,247,822       2,797,891      6,331,545
                                         ------------    ------------   ------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .........        950,087         706,195        467,797         362,801         276,436        235,647
 Surrenders, withdrawals and death
  benefits ...........................    (28,567,372)    (28,438,327)   (12,659,882)    (11,935,602)    (11,841,646)   (11,624,595)
 Net transfers between other
  subaccounts or fixed rate option ...     (5,382,872)     (5,628,650)    (5,678,069)        893,099      (3,240,493)    (3,416,782)
 Withdrawal and other charges ........        (94,228)       (106,546)       (31,767)        (38,549)        (39,049)       (46,484)
                                         ------------    ------------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .......................    (33,094,385)    (33,467,328)   (17,901,921)    (10,718,251)    (14,844,752)   (14,852,214)
                                         ------------    ------------   ------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS .............................    (26,329,098)    (15,726,348)   (20,194,339)      3,529,571     (12,046,861)    (8,520,669)

NET ASSETS
 Beginning of period .................    200,148,014     215,874,362     98,398,220      94,868,649      87,532,610     96,053,279
                                         ------------    ------------   ------------    ------------    ------------   ------------
 End of period .......................   $173,818,916    $200,148,014   $ 78,203,881    $ 98,398,220    $ 75,485,749   $ 87,532,610
                                         ============    ============   ============    ============    ============   ============

 Beginning units .....................    132,223,393     155,779,916     46,584,707      52,211,438      58,701,262     69,192,674
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Units issued ........................      3,344,154       3,004,273      3,620,110       5,630,108       2,071,112      2,238,606
 Units redeemed ......................    (24,981,390)    (26,560,796)   (12,684,270)    (11,256,839)    (11,997,492)   (12,730,018)
                                         ------------    ------------   ------------    ------------    ------------   ------------
 Ending units ........................    110,586,157     132,223,393     37,520,547      46,584,707      48,774,882     58,701,262
                                         ============    ============   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19


                                                            SUBACCOUNTS (CONTINUED)
             ----------------------------------------------------------------------------------------------------------------------
                                               JANUS ASPEN LARGE CAP
               AIM V.I. PREMIER EQUITY        GROWTH - INSTITUTIONAL        JANUS ASPEN INTERNATIONAL        MFS VIT - RESEARCH
                        FUND                          SHARES                    GROWTH PORTFOLIO                 BOND SERIES
             ---------------------------    ---------------------------    ---------------------------    -------------------------
             01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005     01/01/2004
                 TO              TO             TO              TO             TO              TO             TO             TO
             12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005     12/31/2004
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------

            $   (792,567)   $ (1,458,828)  $ (1,412,356)   $ (1,963,984)  $   (327,827)   $   (819,891)   $  (381,319)  $  (137,664)
                       0               0              0               0              0               0              0             0
              (8,190,144)     (9,825,695)    (9,458,633)    (11,455,592)     3,562,660      (1,885,531)      (838,873)   (1,805,880)
              13,978,563      17,172,998     13,941,184      17,274,574     43,383,838      29,033,197      3,705,802     7,855,279
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------


               4,995,852       5,888,475      3,070,195       3,854,998     46,618,671      26,327,775      2,485,610     5,911,735
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------


                 260,119         409,935        345,050         845,675        503,970         557,130         71,559       163,043
             (18,711,017)    (17,254,921)   (18,433,869)    (17,111,527)   (23,046,183)    (18,850,156)    (6,804,128)   (5,203,800)

              (7,819,374)     (7,860,893)    (8,708,739)    (10,415,508)    (3,189,605)     (7,905,025)      (896,465)   (1,669,375)
                 (72,472)        (85,972)       (76,999)        (94,888)       (79,852)        (86,410)       (19,625)      (22,650)
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------



             (26,342,744)    (24,791,851)   (26,874,557)    (26,776,248)   (25,811,670)    (26,284,461)    (7,648,659)   (6,732,782)
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------

             (21,346,892)    (18,903,376)   (23,804,362)    (22,921,250)    20,807,001          43,314     (5,163,049)     (821,047)


             148,445,110     167,348,486    150,008,465     172,929,715    172,016,720     171,973,406     45,567,266    46,388,313
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------
            $127,098,218    $148,445,110   $126,204,103    $150,008,465   $192,823,721    $172,016,720    $40,404,217   $45,567,266
            ============    ============   ============    ============   ============    ============    ===========   ===========

             109,220,077     128,354,897    108,636,431     128,974,495     94,695,241     110,936,087     33,162,132    38,554,399
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------
               3,308,032       3,084,853      6,353,033       4,153,677     10,224,870       5,428,280      1,489,848     1,416,260
             (22,787,035)    (22,219,673)   (26,315,068)    (24,491,741)   (23,552,913)    (21,669,126)    (6,971,844)   (6,808,527)
            ------------    ------------   ------------    ------------   ------------    ------------    -----------   -----------
              89,741,074     109,220,077     88,674,396     108,636,431     81,367,198      94,695,241     27,680,136    33,162,132
            ============    ============   ============    ============   ============    ============    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
                                                                                CREDIT SUISSE TRUST
                                                                                      GLOBAL                 AMERICAN CENTURY VP
                                              MFS EMERGING GROWTH SERIES          SMALL CAP FUND                 VALUE FUND
                                              ---------------------------    -------------------------    -------------------------
                                              01/01/2005      01/01/2004     01/01/2005     01/01/2004    01/01/2005     01/01/2004
                                                  TO              TO             TO             TO            TO             TO
                                              12/31/2005      12/31/2004     12/31/2005     12/31/2004    12/31/2005     12/31/2004
                                             ------------    ------------   -----------    -----------    -----------   -----------
OPERATIONS
 Net investment income (loss) ............   $ (1,572,189)   $ (1,752,490)  $  (331,262)   $  (331,029)   $  (293,265)  $  (230,921)
 Capital gains distributions received ....              0               0             0              0      6,246,311       477,375
 Realized gain (loss) on shares redeemed .     (7,816,219)     (9,853,050)     (876,560)    (1,634,491)     1,748,794     1,470,995
 Net change in unrealized gain (loss) on
  investments ............................     17,111,670      24,893,709     4,424,556      5,555,729     (5,702,488)    5,676,778
                                             ------------    ------------   -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............      7,723,262      13,288,169     3,216,734      3,590,209      1,999,352     7,394,227
                                             ------------    ------------   -----------    -----------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .............        282,164         497,238        50,446         89,253      1,647,926       220,373
 Surrenders, withdrawals and death
  benefits ...............................    (15,731,271)    (14,336,081)   (3,017,768)    (2,799,786)    (9,833,652)   (6,846,150)
 Net transfers between other subaccounts
  or fixed rate option ...................     (7,270,979)     (6,187,855)     (612,507)       242,561        351,534     2,502,420
 Withdrawal and other charges ............        (64,560)        (76,414)      (11,332)       (12,594)       (22,423)      (24,268)
                                             ------------    ------------   -----------    -----------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ...........................    (22,784,646)    (20,103,112)   (3,591,161)    (2,480,566)    (7,856,615)   (4,147,625)
                                             ------------    ------------   -----------    -----------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..    (15,061,384)     (6,814,943)     (374,427)     1,109,643     (5,857,263)    3,246,602

NET ASSETS
 Beginning of period .....................    126,132,586     132,947,529    24,922,230     23,812,587     63,894,449    60,647,847
                                             ------------    ------------   -----------    -----------    -----------   -----------
 End of period ...........................   $111,071,202    $126,132,586   $24,547,803    $24,922,230    $58,037,186   $63,894,449
                                             ============    ============   ===========    ===========    ===========   ===========


 Beginning units .........................     98,290,772     115,436,823    22,246,516     24,729,695     34,892,219    37,345,849
                                             ------------    ------------   -----------    -----------    -----------   -----------
 Units issued ............................      3,627,055       4,619,328     2,799,093      3,743,882      4,688,276     5,062,341
 Units redeemed ..........................    (21,554,539)    (21,765,379)   (5,915,937)    (6,227,061)    (8,957,780)   (7,515,971)
                                             ------------    ------------   -----------    -----------    -----------   -----------
 Ending units ............................     80,363,288      98,290,772    19,129,672     22,246,516     30,622,715    34,892,219
                                             ============    ============   ===========    ===========    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21



                                                           SUBACCOUNTS (CONTINUED)
           ------------------------------------------------------------------------------------------------------------------------
                                          PRUDENTIAL JENNISON 20/20       PRUDENTIAL DIVERSIFIED
            FRANKLIN SMALL - MID CAP                FOCUS                      CONSERVATIVE
               GROWTH SECURITIES                  PORTFOLIO                  GROWTH PORTFOLIO                DAVIS VALUE FUND
           --------------------------    ---------------------------    ---------------------------    ----------------------------
           01/01/2005     01/01/2004     01/01/2005      01/01/2004     01/01/2005      01/01/2004      01/01/2005      01/01/2004
               TO             TO             TO              TO             TO              TO              TO              TO
           12/31/2005     12/31/2004     12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005      12/31/2004
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------

          $   (745,362)   $  (836,019)  $   (753,601)   $   (756,597)  $  2,574,827    $  2,707,891    $   (308,768)  $    (380,318)
                     0              0              0               0              0               0               0               0
            (1,843,875)    (2,314,016)       980,144         238,903      2,535,471       1,103,764       1,521,013         341,860
             4,031,486      8,712,213     12,042,155       8,409,490      2,730,333       8,271,173       4,049,436       7,024,593
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------


             1,442,249      5,562,178     12,268,698       7,891,796      7,840,631      12,082,828       5,261,681       6,986,135
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------


               122,356        202,883        335,070         168,042        722,543       1,123,788       3,295,693         458,828
            (6,921,090)    (6,128,194)    (8,573,349)     (6,679,645)   (22,210,088)    (18,191,688)    (12,536,561)     (7,666,257)

            (2,983,198)    (1,839,082)     9,958,462       1,942,329       (513,632)      2,710,234       1,099,053       6,683,593
               (27,221)       (32,261)       (27,737)        (28,614)       (58,383)        (63,582)        (22,598)        (23,271)
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------



            (9,809,153)    (7,796,654)     1,692,446      (4,597,888)   (22,059,560)    (14,421,248)     (8,164,413)       (547,107)
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------

            (8,366,904)    (2,234,476)    13,961,144       3,293,908    (14,218,929)     (2,338,420)     (2,902,732)      6,439,028


            60,059,761     62,294,237     62,053,175      58,759,267    157,523,182     159,861,602      71,510,980      65,071,952
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------
          $ 51,692,857    $60,059,761   $ 76,014,319    $ 62,053,175   $143,304,253    $157,523,182    $ 68,608,248   $  71,510,980
          ============    ===========   ============    ============   ============    ============    ============   =============


            39,929,116     45,499,046     51,736,138      56,016,258    123,176,004     135,063,781      69,705,276      70,263,088
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------
             4,902,886      2,838,426     12,797,348       6,719,272      5,635,885       9,482,849      11,243,279      15,919,117
           (11,579,157)    (8,408,356)   (11,680,877)    (10,999,392)   (22,668,142)    (21,370,626)    (18,990,219)    (16,476,929)
          ------------    -----------   ------------    ------------   ------------    ------------    ------------   -------------
            33,252,845     39,929,116     52,852,609      51,736,138    106,143,747     123,176,004      61,958,336      69,705,276
          ============    ===========   ============    ============   ============    ============    ============   =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
                                             ALLIANCEBERNSTEIN LARGE     PRUDENTIAL SP T.ROWE PRICE
                                                       CAP                   LARGE - CAP GROWTH          PRUDENTIAL SP DAVIS VALUE
                                                GROWTH PORTFOLIO                  PORTFOLIO                      PORTFOLIO
                                            -------------------------    ---------------------------    ---------------------------
                                            01/01/2005    01/01/2004     01/01/2005      01/01/2004      01/01/2005     01/01/2004
                                                TO            TO             TO              TO              TO             TO
                                            12/31/2005    12/31/2004     12/31/2005      12/31/2004      12/31/2005     12/31/2004
                                           -----------    -----------   ------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ..........   $  (146,642)   $  (160,651)  $   (870,313)   $   (773,798)   $ (1,650,151)  $ (2,361,508)
 Capital gains distributions received ..             0              0              0               0      23,511,300              0
 Realized gain (loss) on shares
  redeemed .............................      (174,009)      (474,070)       581,383         (33,528)      3,081,432      2,162,767
 Net change in unrealized gain (loss)
   on investments ......................     1,595,857      1,345,344      7,870,042       3,116,094      (7,195,824)    20,923,470
                                           -----------    -----------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............     1,275,206        710,623      7,581,112       2,308,768      17,746,757     20,724,729
                                           -----------    -----------   ------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...........       956,862         28,117      3,811,192      10,302,127      18,436,514     41,374,075
 Surrenders, withdrawals and death
  benefits .............................    (2,584,759)    (1,208,017)    (3,832,314)     (3,145,472)    (16,039,171)   (12,169,100)
 Net transfers between other
  subaccounts or fixed rate option .....       325,543       (594,364)    (1,092,616)      1,664,500      (4,738,940)    14,886,917
 Withdrawal and other charges ..........        (4,144)        (4,754)      (109,082)        (63,718)       (425,176)      (248,332)
                                           -----------    -----------   ------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .........................    (1,306,498)    (1,779,018)    (1,222,820)      8,757,437      (2,766,773)    43,843,560
                                           -----------    -----------   ------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS        (31,292)    (1,068,395)     6,358,292      11,066,205      14,979,984     64,568,289

NET ASSETS
 Beginning of period ...................    11,285,979     12,354,374     53,432,712      42,366,507     228,840,293    164,272,004
                                           -----------    -----------   ------------    ------------    ------------   ------------
 End of period .........................   $11,254,687    $11,285,979   $ 59,791,004    $ 53,432,712    $243,820,277   $228,840,293
                                           ===========    ===========   ============    ============    ============   ============


 Beginning units .......................    19,559,751     22,880,581     60,176,615      53,416,678     189,703,912    155,812,824
                                           -----------    -----------   ------------    ------------    ------------   ------------
 Units issued ..........................     3,117,804      3,487,753      9,685,721      20,147,462      31,802,115     61,762,834
 Units redeemed ........................    (5,452,983)    (6,808,583)   (12,620,592)    (13,387,525)    (35,669,632)   (27,871,746)
                                           -----------    -----------   ------------    ------------    ------------   ------------
 Ending units ..........................    17,224,572     19,559,751     57,241,744      60,176,615     185,836,395    189,703,912
                                           ===========    ===========   ============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23



                                                           SUBACCOUNTS (CONTINUED)
          -------------------------------------------------------------------------------------------------------------------------
                                                                                                         PRUDENTIAL SP PIMCO HIGH
            PRUDENTIAL SP SMALL CAP        PRUDENTIAL SP SMALL CAP       PRUDENTIAL SP PIMCO TOTAL                 YIELD
                VALUE PORTFOLIO               GROWTH PORTFOLIO                RETURN PORTFOLIO                   PORTFOLIO
          ---------------------------    ---------------------------    ----------------------------    ---------------------------
          01/01/2005      01/01/2004     01/01/2005      01/01/2004     01/01/2005       01/01/2004      01/01/2005     01/01/2004
              TO              TO             TO              TO             TO               TO              TO             TO
          12/31/2005      12/31/2004     12/31/2005      12/31/2004     12/31/2005       12/31/2004      12/31/2005     12/31/2004
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------

         $ (2,330,433)   $ (2,295,221)  $   (598,496)   $   (498,386)  $ 14,937,975    $   1,789,187    $  9,373,638   $  8,312,951
           25,276,567          46,261              0               0      8,173,454        7,879,777       2,712,916      1,408,581
            3,784,154       2,448,059        291,398         179,705        906,429        2,178,852         749,369        782,317
          (19,811,506)     30,775,432        770,574        (276,571)   (20,179,812)       4,291,417      (8,389,007)     1,795,469
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------


            6,918,782      30,974,531        463,476        (595,252)     3,838,046       16,139,233       4,446,916     12,299,318
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------


           21,085,909      42,154,143      4,388,235      10,643,113     34,218,653       71,078,247      17,885,556     44,028,887
          (16,478,645)    (10,917,661)    (2,300,517)     (2,116,513)   (47,726,383)     (41,159,292)    (16,052,943)    (9,910,901)

             (250,597)     22,810,593         20,758       2,858,943      5,866,695        1,294,539      (3,639,342)    10,376,953
             (409,054)       (203,479)       (77,897)        (40,922)      (650,901)        (407,014)       (365,277)      (194,758)
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------



            3,947,613      53,843,596      2,030,579      11,344,621     (8,291,936)      30,806,480      (2,172,006)    44,300,181
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------

           10,866,395      84,818,127      2,494,055      10,749,369     (4,453,890)      46,945,713       2,274,910     56,599,499


          213,280,961     128,462,834     36,833,628      26,084,259    471,428,292      424,482,579     189,300,290    132,700,791
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
         $224,147,356    $213,280,961   $ 39,327,683    $ 36,833,628   $466,974,402    $ 471,428,292    $191,575,200   $189,300,290
         ============    ============   ============    ============   ============    =============    ============   ============


          149,233,424     108,304,748     38,776,789      29,424,462    403,101,649      369,822,279     146,925,441    110,566,071
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
           40,666,757      69,120,667     12,128,237      29,159,937     89,517,837      136,520,453      37,496,619     69,825,365
          (38,350,383)    (28,191,991)   (11,301,941)    (19,807,610)   (93,813,409)    (103,241,083)    (39,067,504)   (33,465,995)
         ------------    ------------   ------------    ------------   ------------    -------------    ------------   ------------
          151,549,798     149,233,424     39,603,085      38,776,789    398,806,077      403,101,649     145,354,556    146,925,441
         ============    ============   ============    ============   ============    =============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                   SUBACCOUNTS
                                              -------------------------------------------------------------------------------------
                                                JANUS ASPEN LARGE CAP
                                                       GROWTH                PRUDENTIAL SP LARGE CAP       PRUDENTIAL SP AIM CORE
                                                 PORTFOLIO - SERVICE                  VALUE                        EQUITY
                                                       SHARES                       PORTFOLIO                     PORTFOLIO
                                              -------------------------    ---------------------------    -------------------------
                                              01/01/2005    01/01/2004     01/01/2005      01/01/2004     01/01/2005     01/01/2004
                                                  TO            TO             TO              TO             TO             TO
                                              12/31/2005    12/31/2004     12/31/2005      12/31/2004     12/31/2005     12/31/2004
                                             -----------    -----------   ------------    ------------    -----------   -----------
OPERATIONS
 Net investment income (loss) ............   $  (320,207)   $  (317,564)  $   (781,670)   $   (597,026)   $  (166,283)  $  (265,263)
 Capital gains distributions received ....             0              0      2,578,872               0              0             0
 Realized gain (loss) on shares redeemed .       137,201        (50,400)     2,811,229       1,088,307        416,012       215,069
 Net change in unrealized gain (loss) on
  investments ............................       673,073        928,071        703,945      11,548,488        577,096     1,757,822
                                             -----------    -----------   ------------    ------------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............       490,067        560,107      5,312,376      12,039,769        826,825     1,707,628
                                             -----------    -----------   ------------    ------------    -----------   -----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .............     1,767,048      3,576,464     11,218,607      14,620,083      2,106,951     4,847,975
 Surrenders, withdrawals and death
  benefits ...............................    (1,714,278)    (1,316,327)    (8,959,942)     (5,128,710)    (1,980,207)   (1,471,407)
 Net transfers between other subaccounts
  or fixed rate option ...................    (1,089,399)       897,779      6,648,927       9,484,641         58,241     2,372,332
 Withdrawal and other charges ............       (41,469)       (25,450)      (155,278)        (86,285)       (46,630)      (27,542)
                                             -----------    -----------   ------------    ------------    -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS ...........................    (1,078,098)     3,132,466      8,752,314      18,889,729        138,355     5,721,358
                                             -----------    -----------   ------------    ------------    -----------   -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..      (588,031)     3,692,573     14,064,690      30,929,498        965,180     7,428,986

NET ASSETS
 Beginning of period .....................    22,331,675     18,639,102     94,236,232      63,306,734     27,334,238    19,905,252
                                             -----------    -----------   ------------    ------------    -----------   -----------
 End of period ...........................   $21,743,644    $22,331,675   $108,300,922    $ 94,236,232    $28,299,418   $27,334,238
                                             ===========    ===========   ============    ============    ===========   ===========

 Beginning units .........................    26,094,846     24,483,235     77,840,739      62,105,323     28,927,452    24,460,012
                                             -----------    -----------   ------------    ------------    -----------   -----------
 Units issued ............................     4,361,603      7,248,788     29,167,477      29,908,752      4,898,050     9,502,536
 Units redeemed ..........................    (6,280,988)    (5,637,177)   (22,626,379)    (14,173,336)    (5,365,011)   (5,035,096)
                                             -----------    -----------   ------------    ------------    -----------   -----------
 Ending units ............................    24,175,461     26,094,846     84,381,837      77,840,739     28,460,491    28,927,452
                                             ===========    ===========   ============    ============    ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25


                                                         SUBACCOUNTS (CONTINUED)
          ----------------------------------------------------------------------------------------------------------------------
          PRUDENTIAL SP STRATEGIC        PRUDENTIAL SP MID CAP
                  PARTNERS                       GROWTH              SP PRUDENTIAL U.S. EMERGING     PRUDENTIAL SP CONSERVATIVE
          FOCUSED GROWTH PORTFOLIO             PORTFOLIO                   GROWTH PORTFOLIO          ASSET ALLOCATION PORTFOLIO
         -------------------------    ---------------------------    ---------------------------     ---------------------------
         01/01/2005     01/01/2004     01/01/2005     01/01/2004      01/01/2005     01/01/2004      01/01/2005      01/01/2004
             TO             TO             TO             TO              TO             TO              TO              TO
         12/31/2005     12/31/2004     12/31/2005     12/31/2004      12/31/2005     12/31/2004       4/29/2005      12/31/2004
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------

         $  (436,880)  $  (354,283)   $ (1,773,781)  $ (1,072,575)   $ (2,062,216)  $ (1,345,187)   $ (1,906,620)   $   (921,067)
                   0             0               0              0      18,576,610         21,451      15,754,443         900,205
             692,794       144,784       2,231,696        560,450       1,595,404      1,084,163       5,522,383       2,787,086
           3,435,147     2,332,408       7,045,991     13,028,125       4,930,506     16,674,090       3,789,792      24,224,330
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------


           3,691,061     2,122,909       7,503,906     12,516,000      23,040,304     16,434,517      23,159,998      26,990,554
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------


           2,929,254     4,234,932      11,070,912     21,040,310      14,013,578     22,543,150     162,746,860     120,671,057
          (1,930,167)   (1,252,133)     (7,540,102)    (5,065,713)     (8,584,704)    (5,117,270)    (42,660,061)    (27,223,871)

           1,514,349     1,531,429      20,816,144     13,720,988      20,462,030      6,920,556      27,739,956      45,432,372
             (51,911)      (31,980)       (223,090)       (79,760)       (267,234)      (105,182)       (800,392)       (385,375)
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------



           2,461,525     4,482,248      24,123,864     29,615,825      25,623,670     24,241,254     147,026,363     138,494,183
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------

           6,152,586     6,605,157      31,627,770     42,131,825      48,663,974     40,675,771     170,186,361     165,484,737


          26,017,331    19,412,174      92,650,289     50,518,464     108,264,309     67,588,538     432,865,872     267,381,135
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------
         $32,169,917   $26,017,331    $124,278,059   $ 92,650,289    $156,928,283   $108,264,309    $603,052,233    $432,865,872
         ===========   ===========    ============   ============    ============   ============    ============    ============

          28,429,602    24,824,031      95,142,820     67,470,216      93,664,569     76,117,764     368,692,494     246,728,956
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------
           8,673,302     8,939,924      58,029,480     50,517,324      49,131,035     42,376,223     131,017,800     177,749,766
          (7,249,044)   (5,334,353)    (35,095,941)   (22,844,720)    (28,492,307)   (24,829,418)    (85,763,122)    (55,786,228)
         -----------   -----------    ------------   ------------    ------------   ------------    ------------    ------------
          29,853,860    28,429,602     118,076,359     95,142,820     114,303,297     93,664,569     413,947,172     368,692,494
         ===========   ===========    ============   ============    ============   ============    ============    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                               SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------------
                                                                                                         PRUDENTIAL SP AGGRESSIVE
                                      PRUDENTIAL SP BALANCED ASSET      PRUDENTIAL SP GROWTH ASSET                GROWTH
                                          ALLOCATION PORTFOLIO             ALLOCATION PORTFOLIO         ASSET ALLOCATION PORTFOLIO
                                      -----------------------------    -----------------------------    ---------------------------
                                       01/01/2005       01/01/2004      01/01/2005       01/01/2004      01/01/2005     01/01/2004
                                           TO               TO              TO               TO              TO             TO
                                        4/29/2005       12/31/2004       4/29/2005       12/31/2004      4/29/2005      12/31/2004
                                     --------------    ------------   --------------    ------------    ------------   ------------
OPERATIONS
 Net investment income (loss) ....   $   (8,391,491)   $ (5,155,492)  $   (9,710,264)   $ (5,494,084)   $ (1,984,517)  $ (1,282,329)
 Capital gains distributions
  received .......................       28,541,150         391,558       23,715,519               0       4,927,915              0
 Realized gain (loss) on shares
  redeemed .......................       10,206,946       3,905,465        9,694,025       2,852,616       1,796,723        779,686
 Net change in unrealized gain
  (loss) on investments ..........       33,460,032      61,620,530       44,912,109      57,245,689       7,633,077     12,308,390
                                     --------------    ------------   --------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS ......       63,816,637      60,762,061       68,611,389      54,604,221      12,373,198     11,805,747
                                     --------------    ------------   --------------    ------------    ------------   ------------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .....      421,371,087     235,367,738      427,838,765     199,756,990      25,314,484     44,973,372
 Surrenders, withdrawals and
  death benefits .................      (63,097,609)    (33,478,654)     (39,846,844)    (19,087,699)     (6,046,274)    (3,692,371)
 Net transfers between other
  subaccounts or fixed rate
  option .........................       71,151,118      89,433,241       47,604,714      61,391,559      10,277,529     13,288,481
 Withdrawal and other charges ....       (1,811,394)       (791,974)      (1,732,873)       (700,863)       (398,235)      (145,815)
                                     --------------    ------------   --------------    ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM CONTRACT
  OWNER TRANSACTIONS .............      427,613,202     290,530,351      433,863,762     241,359,987      29,147,504     54,423,667
                                     --------------    ------------   --------------    ------------    ------------   ------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS .........................      491,429,839     351,292,412      502,475,151     295,964,208      41,520,702     66,229,414

NET ASSETS
 Beginning of period .............      772,349,897     421,057,485      597,023,484     301,059,276     117,544,427     51,315,013
                                     --------------    ------------   --------------    ------------    ------------   ------------
 End of period ...................   $1,263,779,736    $772,349,897   $1,099,498,635    $597,023,484    $159,065,129   $117,544,427
                                     ==============    ============   ==============    ============    ============   ============

 Beginning units .................      636,614,087     389,561,302      477,746,127     281,218,907      92,088,746     49,023,735
                                     --------------    ------------   --------------    ------------    ------------   ------------
 Units issued ....................      267,261,849     327,831,019      202,435,601     245,496,072      37,980,858     55,787,886
 Units redeemed ..................     (131,587,385)    (80,778,234)     (87,018,952)    (48,968,852)    (17,090,755)   (12,722,875)
                                     --------------    ------------   --------------    ------------    ------------   ------------
 Ending units ....................      772,288,551     636,614,087      593,162,776     477,746,127     112,978,849     92,088,746
                                     ==============    ============   ==============    ============    ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27


                                                               SUBACCOUNTS (CONTINUED)
                   ----------------------------------------------------------------------------------------------------------------
                   PRUDENTIAL SP WILLIAM BLAIR         PRUDENTIAL SP LSV
                      INTERNATIONAL GROWTH               INTERNATIONAL            EVERGREEN VA BALANCED       EVERGREEN VA GROWTH
                            PORTFOLIO                   VALUE PORTFOLIO                   FUND                       FUND
                   ---------------------------    ---------------------------    -----------------------    -----------------------
                   01/01/2005      01/01/2004     01/01/2005      01/01/2004    01/01/2005    01/01/2004    01/01/2005   01/01/2004
                       TO              TO             TO              TO            TO            TO            TO           TO
                   12/31/2005      12/31/2004     12/31/2005      12/31/2004    12/31/2005    12/31/2004    12/31/2005   12/31/2004
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------

                  $   (712,287)   $   (638,139)  $   (858,931)   $   (618,843)  $    9,185    $  (13,867)   $  (22,939)  $  (23,213)
                     3,115,642               0      6,300,490               0            0             0             0            0
                     1,531,954         881,262      1,254,808         700,197       29,775        19,955        37,698       16,233
                     6,591,023       7,035,383      1,817,978       7,598,943       (1,130)       59,638        29,857      161,078
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------


                    10,526,332       7,278,506      8,514,337       7,680,297       37,830        65,726        44,616      154,098
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------


                    10,794,872      13,853,630      9,680,868      12,670,806       79,494       450,902        39,813      535,986
                    (4,338,616)     (3,210,864)    (5,503,963)     (2,456,683)    (163,638)     (104,334)     (139,627)     (51,386)

                     3,791,972      10,481,715      4,017,247       3,143,877     (271,303)     (189,730)     (139,297)    (131,777)
                      (128,275)        (58,541)      (148,186)        (74,034)      (2,079)       (3,482)       (2,126)      (1,889)
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------



                    10,119,953      21,065,940      8,045,966      13,283,966     (357,526)      153,356      (241,237)     350,934
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------

                    20,646,285      28,344,446     16,560,303      20,964,263     (319,696)      219,082      (196,621)     505,032


                    63,261,709      34,917,263     64,334,635      43,370,372    1,553,759     1,334,677     1,535,720    1,030,688
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------
                  $ 83,907,994    $ 63,261,709   $ 80,894,938    $ 64,334,635   $1,234,063    $1,553,759    $1,339,099   $1,535,720
                  ============    ============   ============    ============   ==========    ==========    ==========   ==========

                    58,452,618      40,927,605     56,154,796      45,767,010    1,325,909     1,190,092     1,019,764      766,474
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------
                    22,995,106      39,405,911     19,471,361      25,315,759      196,401       551,410        56,071      501,696
                   (16,011,767)    (21,880,898)   (13,742,304)    (14,927,973)    (505,044)     (415,593)     (227,130)    (248,406)
                  ------------    ------------   ------------    ------------   ----------    ----------    ----------   ----------
                    65,435,957      58,452,618     61,883,853      56,154,796    1,017,266     1,325,909       848,705    1,019,764
                  ============    ============   ============    ============   ==========    ==========    ==========   ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                       SUBACCOUNTS
                                                      -----------------------------------------------------------------------------


                                                                                                                 EVERGREEN VA
                                                                                  EVERGREEN VA SPECIAL           INTERNATIONAL
                                                      EVERGREEN VA OMEGA FUND          VALUES FUND                EQUITY FUND
                                                      -----------------------    -----------------------    -----------------------
                                                     01/01/2005    01/01/2004   01/01/2005    01/01/2004    01/01/2005    1/01/2004
                                                         TO            TO           TO            TO            TO           TO
                                                     12/31/2005    12/31/2004   12/31/2005    12/31/2004    12/31/2005   12/31/2004
                                                     ----------    ----------   ----------    ----------    ----------   ----------
OPERATIONS
 Net investment income (loss) ....................   $  (46,459)   $  (52,912)  $  (26,608)   $  (16,128)   $   12,737   $     (675)
 Capital gains distributions received ............            0             0      417,032        28,232             0            0
 Realized gain (loss) on shares redeemed .........       56,031        74,967      104,221        56,897        17,640        2,016
 Net change in unrealized gain (loss) on
  investments ....................................       39,593       169,806     (161,923)      480,340       176,546      128,299
                                                     ----------    ----------   ----------    ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ................................       49,165       191,861      332,722       549,341       206,923      129,640
                                                     ----------    ----------   ----------    ----------    ----------   ----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments .....................       23,403       931,130      159,783     1,350,530       301,295      467,429
 Surrenders, withdrawals and death benefits ......     (124,117)      (57,759)    (162,448)      (85,250)      (40,262)      (7,121)
 Net transfers between other subaccounts or fixed
  rate option ....................................     (269,892)     (197,984)      (1,147)      192,891       202,051      123,059
 Withdrawal and other charges ....................       (7,487)       (4,826)     (10,022)       (4,047)       (2,294)        (688)
                                                     ----------    ----------   ----------    ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CONTRACT OWNER TRANSACTIONS ...............     (378,093)      670,561      (13,834)    1,454,124       460,790      582,679
                                                     ----------    ----------   ----------    ----------    ----------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..........     (328,928)      862,422      318,888     2,003,465       667,713      712,319

NET ASSETS
 Beginning of period .............................    3,469,436     2,607,014    3,833,004     1,829,539     1,062,294      349,975
                                                     ----------    ----------   ----------    ----------    ----------   ----------
 End of period ...................................   $3,140,508    $3,469,436   $4,151,892    $3,833,004    $1,730,007   $1,062,294
                                                     ==========    ==========   ==========    ==========    ==========   ==========

 Beginning units .................................    2,483,750     1,962,208    2,603,188     1,470,603        86,839       33,522
                                                     ----------    ----------   ----------    ----------    ----------   ----------
 Units issued ....................................      219,850     1,283,989      465,465     1,534,966        55,172       63,824
 Units redeemed ..................................     (500,842)     (762,447)    (483,040)     (402,381)      (18,011)     (10,507)
                                                     ----------    ----------   ----------    ----------    ----------   ----------
 Ending units ....................................    2,202,758     2,483,750    2,585,613     2,603,188       124,000       86,839
                                                     ==========    ==========   ==========    ==========    ==========   ==========


* Date subaccount became available for investment


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29


                                                      SUBACCOUNTS (CONTINUED)
  ----------------------------------------------------------------------------------------------------------------------------------
                                    AST                                 AST AMERICAN      AST COHEN &                     AST DEAM
        EVERGREEN VA         ALLIANCEBERNSTEIN     AST AMERICAN      CENTURY STRATEGIC    STEERS REAL    AST GLOBAL      LARGE-CAP
        FUNDAMENTAL           GROWTH & INCOME    CENTURY INCOME &         BALANCED          ESTATE       ALLOCATION        VALUE
       LARGE CAP FUND            PORTFOLIO       GROWTH PORTFOLIO        PORTFOLIO         PORTFOLIO      PORFOLIO        PORFOLIO
  -----------------------    -----------------   ----------------    -----------------    -----------   -----------     -----------
  01/01/2005    1/01/2004       03/14/2005*         03/14/2005*         03/14/2005*       03/14/2005*   03/14/2005*     03/14/2005*
      TO           TO               TO                  TO                   TO               TO             TO              TO
  12/31/2005   12/31/2004       12/31/2005          12/31/2005           12/31/2005       12/31/2005     12/31/2005      12/31/2005
  ----------   ----------    -----------------   ----------------    -----------------    -----------   -----------     -----------

  $  (25,657)  $      739       $   (5,114)         $   (8,827)          $   (6,949)      $  (33,437)    $   (1,664)     $  (17,173)
           0            0                0                   0                    0            3,254              0               0
      52,618        5,637            2,206               4,004                  181           19,238            672           7,423
     312,399      190,372           33,647              35,315               27,207          257,528         13,106         144,175
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------


     339,360      196,748           30,739              30,492               20,439          246,583         12,114         134,425
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------


      52,142    1,584,640          684,550             972,483              491,932        2,091,786        417,043       1,586,392
    (299,334)     (14,752)         (58,676)            (47,695)                (231)        (266,638)          (784)        (39,967)

   1,059,437      499,727          520,232             494,472              387,548        3,256,053         66,093       1,491,307
      (9,389)        (667)             (84)               (234)                 (87)          (2,349)           (61)           (748)
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------



     802,856    2,068,948        1,146,022           1,419,026              879,162        5,078,852        482,291       3,036,984
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------

   1,142,216    2,265,696        1,176,761           1,449,518              899,601        5,325,435        494,405       3,171,409


   2,975,543      709,847                0                   0                    0                0              0               0
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------
  $4,117,759   $2,975,543       $1,176,761          $1,449,518           $  899,601       $5,325,435     $  494,405      $3,171,409
  ==========   ==========       ==========          ==========           ==========       ==========     ==========      ==========

     266,436       68,284                0                   0                    0                0              0               0
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------
     137,539      221,863          136,208             157,477              102,420          567,935         49,353         359,067
     (60,038)     (23,711)         (21,536)            (17,202)             (15,183)        (124,886)        (2,756)        (63,221)
  ----------   ----------       ----------          ----------           ----------       ----------     ----------      ----------
     343,937      266,436          114,672             140,275               87,237          443,049         46,597         295,846
  ==========   ==========       ==========          ==========           ==========       ==========     ==========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                                  SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------


                                             AST DEAM      AST DEAM     AST GOLDMAN    AST FEDERATED
                                            SMALL-CAP      SMALL-CAP       SACHS         AGGRESSIVE     AST MID-CAP   AST SMALL CAP
                                              GROWTH         VALUE       HIGH YIELD        GROWTH          VALUE          VALUE
                                             PORFOLIO      PORFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                           -----------    -----------   -----------    -------------    -----------   -------------
                                           03/14/2005*    03/14/2005*   03/14/2005*     03/14/2005*     03/14/2005*    03/14/2005*
                                                TO            TO             TO              TO             TO              TO
                                            12/31/2005    12/31/2005     12/31/2005      12/31/2005     12/31/2005      12/31/2005
                                           -----------    -----------   -----------    -------------    -----------   -------------
OPERATIONS
 Net investment income (loss) ..........    $   (4,414)   $   (7,207)    $   (9,266)     $  (15,546)    $   (9,047)     $  (14,429)
 Capital gains distributions received ..             0           329              0           2,785              0             273
 Realized gain (loss) on shares
  redeemed .............................         3,774          (736)        (5,079)         19,579          4,302          29,323
 Net change in unrealized gain (loss)
  on investments .......................        18,699        (1,359)        43,783         212,525         26,773          59,084
                                            ----------    ----------     ----------      ----------     ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ............        18,059        (8,973)        29,438         219,343         22,028          74,251
                                            ----------    ----------     ----------      ----------     ----------      ----------

CONTRACT OWNER TRANSACTIONS
 Contract owner net payments ...........       448,083       568,507      1,531,574       1,199,221      1,086,191       1,162,010
 Surrenders, withdrawals and death
  benefits .............................       (60,972)       (7,491)       (45,531)        (18,952)       (20,987)        (13,423)
 Net transfers between other
   subaccounts or fixed rate option ....       242,591       600,138      1,191,078       1,859,709        392,863       1,212,553
 Withdrawal and other charges ..........           (79)         (362)        (1,120)         (1,660)          (141)         (2,516)
                                            ----------    ----------     ----------      ----------     ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CONTRACT OWNER
  TRANSACTIONS .........................       629,623     1,160,792      2,676,001       3,038,318      1,457,926       2,358,623
                                            ----------    ----------     ----------      ----------     ----------      ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS        647,682     1,151,819      2,705,439       3,257,661      1,479,954       2,432,875

NET ASSETS
 Beginning of period ...................             0             0              0               0              0               0
                                            ----------    ----------     ----------      ----------     ----------      ----------
 End of period .........................    $  647,682    $1,151,819     $2,705,439      $3,257,661     $1,479,954      $2,432,875
                                            ==========    ==========     ==========      ==========     ==========      ==========

 Beginning units .......................             0             0              0               0              0               0
                                            ----------    ----------     ----------      ----------     ----------      ----------
 Units issued ..........................       101,893       136,333        339,876         350,168        169,161         287,551
 Units redeemed ........................       (39,080)      (21,380)       (65,467)        (52,859)       (26,145)        (58,971)
                                            ----------    ----------     ----------      ----------     ----------      ----------
 Ending units ..........................        62,813       114,953        274,409         297,309        143,016         228,580
                                            ==========    ==========     ==========      ==========     ==========      ==========

* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31



                                                            SUBACCOUNTS (CONTINUED)
            -----------------------------------------------------------------------------------------------------------------------
                                                                                                              AST           AST
            AST GOLDMAN                                                                                   NEUBERGER &   NEUBERGER &
               SACHS        AST GOLDMAN        AST                          AST MARSICO                     BERMAN         BERMAN
           CONCENTRATED    SACHS MID-CAP    LARGE-CAP     AST LORD ABBETT     CAPITAL        AST MFS        MID-CAP       MID-CAP
              GROWTH          GROWTH          VALUE       BOND DEBENTURE       GROWTH         GROWTH        GROWTH         VALUE
             PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
           ------------    -------------   -----------    ---------------   -----------    -----------    -----------   -----------
            03/14/2005*     03/14/2005*    03/14/2005*      03/14/2005*     03/14/2005*    03/14/2005*    03/14/2005*   03/14/2005*
                TO              TO              TO              TO               TO             TO            TO             TO
            12/31/2005      12/31/2005      12/31/2005      12/31/2005       12/31/2005     12/31/2005    12/31/2005     12/31/2005
           ------------    -------------   -----------    ---------------   -----------    -----------    -----------   -----------

            $   (5,925)     $  (15,593)    $   (65,189)     $  (15,591)      $  (44,641)    $   (8,227)   $  (21,971)   $   (60,786)
                     0               0               0             217                0              0             0         12,304
                 5,545           5,393          26,067           6,275           45,447          2,068       114,981         85,450
                35,023         105,119         244,443          33,108          341,612         49,641       195,444        523,577
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------


                34,643          94,919         205,321          24,009          342,418         43,482       288,454        560,545
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------


               733,264       1,316,156       5,436,486       1,905,854        4,205,760        694,782     1,973,535      5,905,613
                (7,226)        (14,117)       (202,023)        (31,024)         (83,276)       (43,904)      (37,177)      (116,450)

               280,049       1,080,903       4,828,502         937,012        3,263,904        774,712     2,706,884      5,142,795
                   (76)           (350)         (4,204)           (639)          (2,651)          (516)         (754)        (3,331)
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------



             1,006,011       2,382,592      10,058,761       2,811,203        7,383,737      1,425,074     4,642,488     10,928,627
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------

             1,040,654       2,477,511      10,264,082       2,835,212        7,726,155      1,468,556     4,930,942     11,489,172


                     0               0               0               0                0              0             0              0
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------
            $1,040,654      $2,477,511     $10,264,082      $2,835,212       $7,726,155     $1,468,556    $4,930,942    $11,489,172
            ==========      ==========     ===========      ==========       ==========     ==========    ==========    ===========

                     0               0               0               0                0              0             0              0
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------
               113,906         262,906       1,184,029         326,112          820,662        147,684       616,348      1,352,201
               (17,154)        (28,667)       (211,512)        (41,106)        (111,595)       (11,085)     (181,388)      (296,770)
            ----------      ----------     -----------      ----------       ----------     ----------    ----------    -----------
                96,752         234,239         972,517         285,006          709,067        136,599       434,960      1,055,431
            ==========      ==========     ===========      ==========       ==========     ==========    ==========    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

*STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2005 and 2004


                                                                       SUBACCOUNTS
                       ------------------------------------------------------------------------------------------------------------
                       AST PIMCO                                                   AST
                        LIMITED             AST                 AST           T. ROWE PRICE
                        MATURITY     ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN       NATURAL           AST T. ROWE           AST MFS
                          BOND          CORE VALUE         MANAGED INDEX        RESOURCES          PRICE ASSET        GLOBAL EQUITY
                       PORTFOLIO         PORTFOLIO         500 PORTFOLIO        PORTFOLIO      ALLOCATION PORTFOLIO     PORTFOLIO
                      -----------    -----------------   -----------------    -------------    --------------------   -------------
                      03/14/2005*       03/14/2005*         03/14/2005*        03/14/2005*         03/14/2005*         03/14/2005*
                           TO               TO                   TO                 TO                  TO                  TO
                       12/31/2005       12/31/2005           12/31/2005         12/31/2005          12/31/2005          12/31/2005
                      -----------    -----------------   -----------------    -------------    --------------------   -------------
OPERATIONS
 Net investment
  income (loss) ...    $  (24,083)       $ (3,346)           $   (8,080)       $  (127,154)         $  (10,448)         $  (11,860)
 Capital gains
  distributions
  received ........           390               0                     0             14,684                 123                   0
 Realized gain
  (loss) on shares
  redeemed ........           907             508                 1,035            161,063               2,104               7,119
 Net change in
  unrealized gain
  (loss) on
  investments .....        29,513          17,062                30,388          1,981,605              46,033             101,212
                       ----------        --------            ----------        -----------          ----------          ----------

NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  OPERATIONS ......         6,727          14,224                23,343          2,030,198              37,812              96,471
                       ----------        --------            ----------        -----------          ----------          ----------

CONTRACT OWNER
  TRANSACTIONS
 Contract owner
  net payments ....     1,770,501         376,629               921,085          8,359,310           1,435,969             868,551
 Surrenders,
  withdrawals and
  death benefits ..       (73,141)           (628)               (5,489)          (301,788)            (18,417)            (15,794)
 Net transfers
  between other
  subaccounts or
  fixed rate
  option ..........     2,037,830         169,337             1,295,181         13,831,954             758,056             784,850
 Withdrawal and
  other charges ...        (1,113)              0                   (12)           (10,331)               (636)               (636)
                       ----------        --------            ----------        -----------          ----------          ----------

NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING FROM
  CONTRACT OWNER
  TRANSACTIONS ....     3,734,077         545,338             2,210,765         21,879,145           2,174,972           1,636,971
                       ----------        --------            ----------        -----------          ----------          ----------

TOTAL INCREASE
  (DECREASE) IN
  NET ASSETS ......     3,740,804         559,562             2,234,108         23,909,343           2,212,784           1,733,442

NET ASSETS
 Beginning of
  period ..........             0               0                     0                  0                   0                   0
                       ----------        --------            ----------        -----------          ----------          ----------
 End of period ....    $3,740,804        $559,562            $2,234,108        $23,909,343          $2,212,784          $1,733,442
                       ==========        ========            ==========        ===========          ==========          ==========

 Beginning units ..             0               0                     0                  0                   0                   0
                       ----------        --------            ----------        -----------          ----------          ----------
 Units issued .....       436,538          62,618               238,934          2,466,243             238,007             183,460
 Units redeemed ...       (64,562)         (8,334)              (24,036)          (429,612)            (24,135)            (17,928)
                       ----------        --------            ----------        -----------          ----------          ----------
 Ending units .....       371,976          54,284               214,898          2,036,631             213,872             165,532
                       ==========        ========            ==========        ===========          ==========          ==========

* Date subaccount became available for investment

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                                                SUBACCOUNTS (CONTINUED)
                     --------------------------------------------------------------------------------------------------------------
                                                                                 AST CAPITAL
                      AST JP MORGAN     AST T. ROWE PRICE    AST AGGRESSIVE     GROWTH ASSET      AST BALANCED     AST CONSERVATIVE
                      INTERNATIONAL        GLOBAL BOND      ASSET ALLOCATION     ALLOCATION     ASSET ALLOCATION   ASSET ALLOCATION
                    EQUITY PORTFOLIO        PORTFOLIO           PORTFOLIO         PORTFOLIO        PORTFOLIO           PORTFOLIO
                    ----------------    -----------------   ----------------    ------------    ----------------   ----------------
                       03/14/2005*         03/14/2005*         12/05/2005*       12/05/2005*      12/05/2005*         12/05/2005*
                           TO                  TO                  TO                TO                TO                 TO
                       12/31/2005          12/31/2005          12/31/2005        12/31/2005        12/31/2005         12/31/2005
                    ----------------    -----------------   ----------------    ------------    ----------------   ----------------
                       $  (21,072)         $  (23,024)         $   (1,245)       $   (15,839)     $   (13,960)        $   (4,896)
                                0                  31                   0                  0                0                  0
                           26,670             (12,561)               (125)             6,412            3,894              1,099
                          252,142             (48,108)             (6,304)           (78,152)         (40,115)            (3,986)
                       ----------          ----------          ----------        -----------      -----------         ----------

                          257,740             (83,662)             (7,674)           (87,579)         (50,181)            (7,783)
                       ----------          ----------          ----------        -----------      -----------         ----------

                        2,422,843           1,473,126           1,946,163         24,700,966       22,587,113          6,641,544
                          (79,257)            (74,642)                  0           (105,461)         (86,035)            (2,524)

                          985,770           2,082,171             249,554          1,949,967        1,131,652          1,968,736
                             (714)             (1,854)               (121)                 0              (51)               (14)
                       ----------          ----------          ----------        -----------      -----------         ----------


                        3,328,642           3,478,801           2,195,596         26,545,472       23,632,679          8,607,742
                       ----------          ----------          ----------        -----------      -----------         ----------

                        3,586,382           3,395,139           2,187,922         26,457,893       23,582,498          8,599,959


                                0                   0                   0                  0                0                  0
                       ----------          ----------          ----------        -----------      -----------         ----------
                       $3,586,382          $3,395,139          $2,187,922        $26,457,893      $23,582,498         $8,599,959
                       ==========          ==========          ==========        ===========      ===========         ==========

                                0                   0                   0                  0                0                  0
                       ----------          ----------          ----------        -----------      -----------         ----------
                          418,546             443,294             221,437          2,722,212        2,456,700            970,276
                          (81,692)            (83,940)             (2,559)           (77,273)        (101,650)          (112,366)
                       ----------          ----------          ----------        -----------      -----------         ----------
                          336,854             359,354             218,878          2,644,939        2,355,050            857,910
                       ==========          ==========          ==========        ===========      ===========         ==========
                                                                                                       SUBACCOUNTS (CONTINUED)
                                                                                                   --------------------------------
                                                                                                   AST PRESERVATION   GARTMORE GVIT
                                                                                                   ASSET ALLOCATION     DEVELOPING
                                                                                                      PORTFOLIO          MARKETS
                                                                                                   ----------------   -------------
                                                                                                     12/05/2005*       03/14/2005*
                                                                                                          TO                TO
                                                                                                      12/31/2005        12/31/2005
                                                                                                   ----------------   -------------
                                                                                                      $   (1,090)       $  (22,784)
                                                                                                               0           184,335
                                                                                                              20            17,210
                                                                                                          (1,091)          564,912
                                                                                                      ----------        ----------

                                                                                                          (2,161)          743,673
                                                                                                      ----------        ----------

                                                                                                       1,825,866         2,699,221
                                                                                                               0           (87,010)

                                                                                                         385,196         3,634,212
                                                                                                               0            (2,074)
                                                                                                      ----------        ----------


                                                                                                       2,211,062         6,244,349
                                                                                                      ----------        ----------

                                                                                                       2,208,901         6,988,022


                                                                                                               0                 0
                                                                                                      ----------        ----------
                                                                                                      $2,208,901        $6,988,022
                                                                                                      ==========        ==========

                                                                                                               0                 0
                                                                                                      ----------        ----------
                                                                                                         220,094           707,464
                                                                                                               2          (128,151)
                                                                                                      ----------        ----------
                                                                                                         220,096           579,313
                                                                                                      ==========        ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                        NOTES TO FINANCIAL STATEMENTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2005

NOTE 1:      GENERAL

             Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 15, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Preferred, Discovery Select, and Discovery Choice variable annuity contracts are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

             The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are eighty-seven subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc., American Skandia Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. Options available to the Flexible Premium contracts which invest in a corresponding portfolio of the Series Fund are:
             Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio, Prudential Conservative Balanced Portfolio, Prudential Equity Portfolio, Prudential Value Portfolio, Prudential Stock Index Portfolio, Prudential Flexible Managed Portfolio, Prudential Natural Resources Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential Small Capitalization Stock Portfolio, Prudential Jennison 20/20 Focus Portfolio, Prudential Diversified Conservative Growth Portfolio, Prudential SP T.Rowe Price Large - Cap Growth Portfolio, Prudential SP Davis Value Portfolio, Prudential SP Small Cap Value Portfolio, Prudential SP Small Cap Growth, Prudential SP PIMCO Total Return Portfolio, Prudential SP PIMCO High Yield Portfolio, Prudential SP Large Cap Value Portfolio, Prudential SP AIM Core Equity Portfolio, Prudential SP Strategic Partners Focused Growth Portfolio, Prudential SP Mid Cap Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, Prudential SP Conservative Asset Allocation Portfolio, Prudential SP Balanced Asset Allocation Portfolio, Prudential SP Growth Asset Allocation Portfolio, Prudential SP Aggressive Growth Asset Allocation Portfolio, Prudential SP William Blair International Growth Portfolio and Prudential SP LSV International Value Portfolio, AST AllianceBernstein Growth & Income Portfolio, AST American Century Income & Growth Portfolio, AST American Century Strategic Balanced Portfolio, AST Cohen & Steers Real Estate Portfolio, AST Global Allocation Portfolio, AST DeAm Large-Cap Value Portfolio, AST DeAm Small-Cap Growth, AST DeAm Small-Cap Value Portfolio, AST Goldman Sachs High Yield Portfolio, AST Federated Aggressive Growth Portfolio, AST Mid-Cap Value Portfolio, AST Small Cap Value Portfolio, AST Goldman Sachs Concentrated Growth Portfolio, AST Goldman Sachs Mid-Cap Growth Portfolio, AST Large Cap Value Portfolio, AST Lord Abbett Bond Debenture Portfolio, AST Marsico Capital Growth Portfolio, AST MFS Growth Portfolio, AST Neuberger & Berman Mid-Cap Growth Portfolio, AST Neuberger & Berman Mid-Cap Value Portfolio, AST PIMCO Limited Maturity Bond Portfolio, AST AllianceBernstein Core Value Portfolio, AST AllianceBernstein Managed Index 500 Portfolio, AST T.Rowe Price Natural Resources Portfolio, AST T.Rowe Price Asset Allocation Portfolio, AST MFS Global Equity Portfolio, AST JP Morgan International Equity Portfolio, AST T.Rowe Price Global Bond Portfolio, Gartmore GVIT Developing Markets Portfolio, AST Aggressive Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservative Asset Allocation Porffolio. Options available for the Flexible Premium contracts which invest in a corresponding portfolio of the non-Prudential administered funds are: Premier VIT OpCap Managed, AIM V.I. Core Equity Fund, T. Rowe Price Equity Income Portfolio , AIM V.I. Premier Equity, Janus Aspen Large Cap



                                      A35

             Growth Portfolio - Service Shares, MFS Research Series, MFS Emerging Growth Series, Premier VIT OpCap Small Cap Portfolio, Credit Suisse Trust Global Post-Venture Capital Portfolio, Janus Aspen International Growth Portfolio, T. Rowe Price International Stock Portfolio, American Century VP Value Fund, Franklin Templeton Small-Mid Cap Growth Securities, AllianceBernstein Large Cap Growth Portfolio, Davis Value Fund, Janus Aspen Series Growth Portfolio - Service Shares, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA International Equity Fund, Evergreen VA Fundamental Large Cap Fund, and Gartmore GVIT Developing Markets.

             The Series Funds are diversified open-ended management companies, and are managed by affiliaties of Prudential.

             On April 15, 2005, the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED
         PORTFOLIOS        EXISTING PORTFOLIOS                              ASSETS MOVED
         -----------       -------------------                              ------------
        Evergreen VA       Evergreen VA Fundamental Large Cap
         Fund              Fund                                             $ 1,102,653


             On April 29, 2005, the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED
         PORTFOLIOS      EXISTING PORTFOLIOS                                ASSETS MOVED
         -----------     -------------------                                ------------
        Prudential SP
         Alliance
         Technology      SP Prudential U.S. Emerging Growth Portfolio       $ 19,217,694
        Prudential SP
         MFS Capital
         Opportunities
         Portfolio       Prudential Equity Portfolio                        $ 23,923,378
        Prudential SP
         AIM Aggressive
         Growth
         Portfolio       Prudential SP Mid Cap Growth Portfolio             $ 23,512,768


             On December 2, 2005, the following funds were merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2005 as a transfer in.

        RETIRED PORTFOLIOS     EXISTING PORTFOLIOS                          ASSETS MOVED
         ------------------    -------------------                          ------------
        AST Alger All-Cap      AST Neuberger & Berman Mid-Cap Growth
         Growth Portfolio      Portfolio                                    $ 1,018,461
        AST
         AllianceBernstein
         Growth + Value        AST AllianceBernstein Managed Index
         Portfolio             500                                          $   821,560

NOTE 2:      SIGNIFICANT ACCOUNTING POLICIES

             The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

             Investments -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, whose investment securities are stated at value.

             Security Transactions -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

             Distributions Received -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

NOTE 3:      TAXES

             Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in


                                      A36
             these financial statements. Pruco Life Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:      PURCHASES AND SALES OF INVESTMENTS

             The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2005 were as follows

                                                             PURCHASES         SALES
                                                            -----------    -------------
        Prudential Money Market Portfolio ...............   $97,982,926    $(137,963,666)
        Prudential Diversified Bond Portfolio ...........   $   848,150    $ (72,875,898)
        Prudential Equity Portfolio .....................   $34,491,871    $ (79,575,200)
        Prudential Flexible Managed Portfolio ...........   $   165,103    $  (6,126,027)
        Prudential Conservative Balanced Portfolio ......   $   187,672    $ (10,365,169)
        Prudential Value Portfolio ......................   $29,107,162    $ (62,023,344)
        Prudential High Yield Bond Portfolio ............   $ 3,418,790    $ (47,346,361)
        Prudential Natural Resources Portfolio ..........   $ 1,108,970    $  (2,090,095)
        Prudential Stock Index Portfolio ................   $34,072,239    $(109,838,508)
        Prudential Global Portfolio .....................   $ 8,141,557    $ (23,197,628)
        Prudential Jennison Portfolio ...................   $19,367,804    $(108,785,609)
        Prudential Small Capitalization Stock Portfolio .   $ 2,898,802    $ (17,045,325)
        T. Rowe Price International Stock Portfolio .....   $ 1,491,068    $  (6,194,591)
        T. Rowe Price Equity Stock Portfolio ............   $ 2,958,908    $ (23,186,291)
        Premier VIT OpCap Managed Portfolio .............   $    11,208    $ (35,672,662)
        Premier VIT OpCap Small Cap Portfolio ...........   $   495,718    $ (19,555,087)
        AIM V.I. Core Equity Fund .......................   $   217,408    $ (16,171,098)
        AIM V.I. Premier Equity Fund ....................   $   123,409    $ (28,319,916)
        Janus Aspen Large Cap Growth -- Institutional
         Shares .........................................   $   152,874    $ (28,874,828)
        Janus Aspen International Growth Portfolio ......   $ 1,054,445    $ (29,243,402)
        MFS VIT -- Research Bond Series .................   $   386,142    $  (8,623,417)
        MFS Emerging Growth Series ......................   $   268,491    $ (24,625,326)
        Credit Suisse Trust Global Small Cap Fund .......   $ 1,161,876    $  (5,084,299)
        American Century VP Value Fund ..................   $ 1,674,571    $ (10,364,308)
        Franklin Small -- Mid Cap Growth Securities .....   $   417,172    $ (10,971,687)
        Prudential Jennison 20/20 Focus Portfolio .......   $ 6,805,561    $  16,027,970)
        Prudential Diversified Conservative Growth
         Portfolio ......................................   $ 1,019,684    $ (25,142,573)
        Davis Value Fund ................................   $ 1,539,980    $ (10,669,943)
        AllianceBernstein Large Cap Growth Portfolio ....   $ 1,056,052    $  (2,509,191)
        Prudential SP T.Rowe Price Large -- Cap Growth
         Portfolio ......................................   $ 7,344.552    $  (9,437,685)
        Prudential SP Davis Value Portfolio .............   $23,525,886    $ (30,102,046)
        Prudential SP Small Cap Value Portfolio .........   $31,031,469    $ (30,563,188)
        Prudential SP Small Cap Growth Portfolio ........   $ 9,697,900    $  (8,265,816)
        Prudential SP PIMCO Total Return Portfolio ......   $51,774,771    $ (67,446,646)
        Prudential SP PIMCO High Yield Portfolio ........   $28,209,302    $ (33,492,883)
        Janus Aspen Large Cap Growth Portfolio --
         Service Shares .................................   $ 2,887,691    $  (4,313,366)
        Prudential SP Large Cap Value Portfolio .........   $25,427,898    $ (18,320,188)
        Prudential SP AIM Core Equity Portfolio .........   $ 4,075,266    $  (4,392,223)


                                      A37

NOTE 4:      PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                             PURCHASES         SALES
                                                           ------------    -------------
        Prudential SP MFS Capital Opportunities
         Portfolio .....................................   $  2,850,978    $ (25,037,732)
        Prudential SP Strategic Partners Focused Growth
         Portfolio .....................................   $  7,545,058    $  (5,520,413)
        Prudential SP Mid Cap Growth Portfolio .........   $ 42,730,701    $ (20,380,618)
        SP Prudential U.S. Emerging Growth Portfolio ...   $ 41,404,338    $ (17,843,057)
        Prudential SP AIM Aggressive Growth Portfolio ..   $  2,342,031    $ (25,203,920)
        Prudential SP Technology Portfolio .............   $  2,220,473    $ (22,913,801)
        Prudential SP Conservative Asset Allocation
         Portfolio .....................................   $215,472,146    $ (76,798,274)
        Prudential SP Balanced Asset Allocation
         Portfolio .....................................   $512,420,882    $(101,232,876)
        Prudential SP Growth Asset Allocation Portfolio    $503,201,140    $ (83,162,357)
        Prudential SP Aggressive Growth Asset
         Allocation Portfolio ..........................   $ 42,775,035    $ (15,830,805)
        Prudential SP William Blair International
         Growth Portfolio ..............................   $ 20,792,043    $ (11,805,676)
        Prudential SP LSV International Value Portfolio    $ 16,802,159    $  (9,916,422)
        Evergreen VA Balanced Fund .....................   $    121,248    $    (502,291)
        Evergreen VA Growth Fund .......................   $     77,995    $    (342,171)
        Evergreen VA Omega Fund ........................   $    225,553    $    (656,516)
        Evergreen VA Special Values Fund ...............   $    557,142    $    (637,660)
        Evergreen VA International Equity Fund .........   $    584,639    $    (147,753)
        Evergreen VA Fundamental Large Cap Fund ........   $  1,237,034    $    (497,486)
        Evergreen VA Fund ..............................   $      4,647    $  (1,139,033)
        AST Alger All-Cap Growth Portfolio .............   $  2,369,633    $  (2,588,376)
        AST AllianceBernstein Growth & Income Portfolio    $  1,315,247    $    (174,339)
        AST AllianceBernstein Growth + Value Portfolio .   $    825,007    $    (879,005)
        AST American Century Income & Growth Portfolio .   $  1,560,027    $    (149,829)
        AST American Century Strategic Balanced
         Portfolio .....................................   $    909,941    $     (37,893)
        AST Cohen & Steers Real Estate Portfolio .......   $  6,133,984    $  (1,089,227)
        AST Global Allocation Porfolio .................   $    521,743    $     (41,117)
        AST DeAm Large-Cap Value Porfolio ..............   $  3,398,336    $    (378,875)
        AST DeAm Small-Cap Growth Porfolio .............   $    955,389    $    (330,180)
        AST DeAm Small-Cap Value Porfolio ..............   $  1,251,954    $     (98,375)
        AST Goldman Sachs High Yield Portfolio .........   $  3,065,428    $    (407,565)
        AST Federated Aggressive Growth Portfolio ......   $  3,547,717    $    (524,945)
        AST Mid-Cap Value Portfolio ....................   $  1,684,721    $    (236,027)
        AST Small Cap Value Portfolio ..................   $  3,139,578    $    (795,384)
        AST Goldman Sachs Concentrated Growth Portfolio    $  1,157,047    $    (156,986)
        AST Goldman Sachs Mid-Cap Growth Portfolio .....   $  2,613,844    $    (246,845)
        AST Large-Cap Value Portfolio ..................   $ 11,663,982    $  (1,671,918)
        AST Lord Abbett Bond Debenture Portfolio .......   $  3,224,754    $    (429,961)
        AST Marsico Capital Growth Portfolio ...........   $  8,580,289    $  (1,241,192)
        AST MFS Growth Portfolio .......................   $  1,493,589    $     (76,742)
        AST Neuberger & Berman Mid-Cap Growth Portfolio    $  6,938,701    $  (2,318,185)
        AST Neuberger & Berman Mid-Cap Value Portfolio .   $ 13,072,509    $  (2,204,791)
        AST PIMCO Limited Maturity Bond Portfolio ......   $  4,243,435    $    (534,355)
        AST AllianceBernstein Core Value Portfolio .....   $    580,399    $     (38,407)
        AST AllianceBernstein Managed Index 500
         Portfolio .....................................   $  2,401,476    $    (199,234)
        AST T. Rowe Price Natural Resources Portfolio ..   $ 24,246,846    $  (2,495,348)
        AST T. Rowe Price Asset Allocation Portfolio ...   $  2,282,031    $    (117,797)
        AST MFS Global Equity Portfolio ................   $  1,790,647    $    (165,542)
        AST JP Morgan International Equity Portfolio ...   $  4,023,701    $    (716,138)
        AST T. Rowe Price Global Bond Portfolio ........   $  4,141,201    $    (686,260)
        AST Aggressive Asset Allocation Portfolio ......   $  2,554,549    $    (360,197)
        AST Capital Growth Asset Allocation Portfolio ..   $ 29,386,845    $  (2,857,211)
        AST Balanced Asset Allocation Portfolio ........   $ 25,770,068    $  (2,151,349)
        AST Conservative Asset Allocation Portfolio ....   $  9,615,510    $  (1,012,664)
        AST Preservation Asset Allocation Portfolio ....   $  2,325,242    $    (115,269)
        Gartmore GVIT Developing Markets ...............   $  6,945,700    $    (731,304)

                                      A38

NOTE 5:      RELATED PARTY TRANSACTIONS

             Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

             The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

             The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

             The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

NOTE 6:      FINANCIAL HIGHLIGHTS

             Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

             The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                          PRUDENTIAL MONEY MARKET PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   183,246    $0.98795 to   $1.26691    $209,879       2.84%     1.35% to   2.00%     0.88% to      1.54%
        December 31,
         2004........   213,892    $0.97813 to   $1.24840    $243,516       1.00%     1.35% to   2.00%    -0.93% to     -0.33%
        December 31,
         2003........   279,425    $0.98657 to   $1.25286    $324,048       0.85%     1.35% to   1.90%    -1.05% to     -0.51%
        December 31,
         2002........   416,179    $0.99700 to   $1.25977    $492,182       1.51%     1.35% to   1.90%    -0.17% to      0.17%
        December 31,
         2001........   424,218    $1.01101 to   $1.25820    $512,809       3.83%     1.35% to   1.70%     2.38% to      2.72%
                                                        PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   241,749    $1.33655 to   $1.59160    $384,058       5.25%     1.35% to   1.65%     1.61% to      1.91%
        December 31,
         2004........   283,870    $1.31540 to   $1.56260    $442,817       4.38%     1.35% to   1.65%     3.87% to      4.18%
        December 31,
         2003........   338,319    $1.26643 to   $1.50079    $506,846       3.98%     1.35% to   1.65%     5.73% to      6.05%
        December 31,
         2002........   401,633    $1.19774 to   $1.41582    $567,736      11.58%     1.35% to   1.65%     5.34% to      5.64%
        December 31,
         2001........   470,574    $1.13699 to   $1.34090    $630,122       6.10%     1.35% to   1.65%     5.25% to      5.57%
                                                             PRUDENTIAL EQUITY PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   249,850    $1.11720 to   $1.87806    $438,393       0.96%     1.35% to   2.00%     9.29% to      9.98%
        December 31,
         2004........   266,362    $1.01871 to   $1.70828    $435,764       1.24%     1.35% to   2.00%     7.77% to      8.46%
        December 31,
         2003........   285,436    $0.94205 to   $1.57580    $438,294       0.99%     1.35% to   1.90%    29.19% to     29.90%
        December 31,
         2002........   308,351    $0.72737 to   $1.21384    $371,345       0.83%     1.35% to   1.90%   -23.60% to    -23.38%
        December 31,
         2001........   365,793    $0.95205 to   $1.58490    $578,743       0.81%     1.35% to   1.65%   -12.62% to    -12.35%

                                      A39


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                        PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
         December 31,
         2005........    17,773    $1.65164 to   $1.65164    $ 29,354       2.01%     1.40% to   1.40%     2.73% to      2.73%
        December 31,
         2004........    21,202    $1.60781 to   $1.60781    $ 34,089       1.48%     1.40% to   1.40%     9.21% to      9.21%
        December 31,
         2003........    24,849    $1.47227 to   $1.47227    $ 36,584       2.09%     1.40% to   1.40%    22.06% to     22.06%
        December 31,
         2002........    30,154    $1.20619 to   $1.20619    $ 36,372       3.16%     1.40% to   1.40%   -13.94% to    -13.94%
        December 31,
         2001........    37,399    $1.40164 to   $1.40164    $ 52,420       3.65%     1.40% to   1.40%    -6.97% to     -6.97%
                                                     PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
         December 31,
         2005........    28,153    $1.60793 to   $1.60793    $ 45,268       2.44%     1.40% to   1.40%     2.01% to      2.01%
        December 31,
         2004........    34,197    $1.57630 to   $1.57630    $ 53,905       2.04%     1.40% to   1.40%     6.54% to      6.54%
        December 31,
         2003........    40,989    $1.47948 to   $1.47948    $ 60,643       2.80%     1.40% to   1.40%    17.13% to     17.13%
        December 31,
         2002........    50,764    $1.26312 to   $1.26312    $ 64,121       0.00%     1.40% to   1.40%   -10.24% to    -10.24%
        December 31,
         2001........    64,511    $1.40720 to   $1.47020    $ 90,780       3.33%     1.40% to   1.40%    -3.36% to     -3.36%

                                                             PRUDENTIAL VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------

        December 31,
         2005........   196,035    $1.30259 to   $2.50630    $426,327       1.37%     1.35% to   2.00%    14.39% to     15.11%
        December 31,
         2004........   202,438    $1.13655 to   $2.17838    $396,997       1.36%     1.35% to   2.00%    14.03% to     14.76%
        December 31,
         2003........   201,621    $0.99472 to   $1.89915    $362,689       1.56%     1.35% to   1.90%    25.68% to     26.37%
        December 31,
         2002........   213,942    $0.79064 to   $1.50369    $315,498       1.30%     1.35% to   1.90%   -23.24% to    -23.00%
        December 31,
         2001........   247,754    $1.18037 to   $1.95415    $483,102       1.56%     1.35% to   1.65%    -3.65% to     -3.37%

                                                        PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   133,431    $1.23810 to   $1.52788    $203,527       6.74%     1.35% to   1.65%     1.74% to      2.01%
        December 31,
         2004........   160,681    $1.21693 to   $1.49829    $240,357       7.23%     1.35% to   1.65%     8.52% to      8.84%
        December 31,
         2003........   190,160    $1.12137 to   $1.37730    $261,532       8.35%     1.35% to   1.65%    23.00% to     23.37%
        December 31,
         2002........   208,477    $0.91166 to   $1.11685    $232,545      17.72%     1.35% to   1.65%    -0.15% to      0.18%
        December 31,
         2001........   253,782    $0.91301 to   $1.11561    $282,844      11.46%     1.35% to   1.65%    -2.02% to     -1.75%

                                                       PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........     3,343    $5.17504 to   $5.17504    $ 17,303       0.00%     1.40% to   1.40%    53.76% to     53.76%
        December 31,
         2004........     3,501    $3.36558 to   $3.36558    $ 11,783       3.40%     1.40% to   1.40%    23.45% to     23.45%
        December 31,
         2003........     3,694    $2.72634 to   $2.72634    $ 10,070       4.24%     1.40% to   1.40%    37.08% to     37.08%
        December 31,
         2002........     4,433    $1.98889 to   $1.98889    $  8,817       0.57%     1.40% to   1.40%    17.27% to     17.27%
        December 31,
         2001........     4,534    $1.69604 to   $1.69604    $  7,690       2.29%     1.40% to   1.40%   -11.31% to    -11.31%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------

                                                          PRUDENTIAL STOCK INDEX PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   407,098    $0.84766 to   $1.90012    $645,583       1.47%     1.35% to   2.00%     2.50% to      3.14%
        December 31,
         2004........   443,160    $0.82464 to   $1.84300    $693,094       1.64%     1.35% to   2.00%     8.29% to      8.98%
        December 31,
         2003........   434,432    $0.75934 to   $1.69204    $645,369       1.48%     1.35% to   1.90%    25.79% to     26.48%
        December 31,
         2002........   410,344    $0.60247 to   $1.33841    $506,071       1.19%     1.35% to   1.90%   -23.49% to    -23.23%
        December 31,
         2001........   450,067    $0.78747 to   $1.74431    $753,372       0.99%     1.35% to   1.70%   -13.52% to    -13.21%

                                                             PRUDENTIAL GLOBAL PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    83,554    $0.84666 to   $1.81132    $131,804       0.61%     1.35% to   2.00%    13.80% to     14.53%
        December 31,
         2004........    92,115    $0.74184 to   $1.58248    $128,221       0.99%     1.35% to   2.00%     7.44% to      8.13%
        December 31,
         2003........    93,158    $0.68852 to   $1.46429    $121,913       0.36%     1.35% to   1.90%    31.57% to     32.28%
        December 31,
         2002........    89,622    $0.52224 to   $1.10749    $ 90,783       1.06%     1.35% to   1.90%   -26.40% to    -26.15%
        December 31,
         2001........    98,905    $0.70961 to   $1.50029    $139,007       0.35%     1.35% to   1.70%   -18.99% to    -18.71%
                                                            PRUDENTIAL JENNISON PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   372,673    $0.69178 to   $1.97537    $609,136       0.10%     1.35% to   2.00%    12.31% to     13.05%
        December 31,
         2004........   421,800    $0.61411 to   $1.74849    $620,026       0.45%     1.35% to   2.00%     7.49% to      8.18%
        December 31,
         2003........   453,187    $0.56973 to   $1.61723    $627,061       0.26%     1.35% to   1.90%    27.81% to     28.53%
        December 31,
         2002........   470,005    $0.44488 to   $1.25897    $521,577       0.20%     1.35% to   1.90%   -32.11% to    -31.87%
        December 31,
         2001........   519,480    $0.65525 to   $1.84898    $891,192       0.17%     1.35% to   1.70%   -19.61% to    -19.34%


                                      A40


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                   PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    50,766    $1.86435 TO   $2.77814    $122,366      0.59%      1.35% TO   1.65%     5.52% TO      5.83%
        December 31,
         2004........    56,066    $1.76674 TO   $2.62630    $127,911      0.59%      1.35% TO   1.65%    20.06% TO     20.42%
        December 31,
         2003........    59,374    $1.47156 TO   $2.18216    $112,757      0.47%      1.35% TO   1.65%    36.02% TO     36.42%
        December 31,
         2002........    67,804    $1.08184 TO   $1.60035    $ 94,563      0.89%      1.35% TO   1.65%   -16.30% TO    -16.05%
        December 31,
         2001........    72,079    $1.29257 TO   $1.90732    $120,206      0.51%      1.35% TO   1.65%     3.85% TO      4.15%
                                                     T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    31,879    $0.97711 TO   $1.31451    $ 41,741      1.57%      1.35% TO   1.65%    14.16% TO     14.49%
        December 31,
         2004........    35,382    $0.85590 TO   $1.14869    $ 40,479      1.09%      1.35% TO   1.65%    11.92% TO     12.27%
        December 31,
         2003........    37,910    $0.76471 TO   $1.02374    $ 38,680      1.28%      1.35% TO   1.65%    28.40% TO     28.77%
        December 31,
         2002........    39,723    $0.59558 TO   $0.79531    $ 31,480      0.90%      1.35% TO   1.65%   -19.61% TO    -19.39%
        December 31,
         2001........    43,376    $0.74088 TO   $0.98698    $ 42,675      1.77%      1.35% TO   1.65%   -23.46% TO    -23.24%
                                                        T. ROWE PRICE EQUITY STOCK PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    75,165    $1.31837 TO   $2.01408    $150,483      1.54%      1.35% TO   1.65%     2.23% TO      2.54%
        December 31,
         2004........    84,329    $1.28960 TO   $1.96512    $164,796      1.56%      1.35% TO   1.65%    13.05% TO     13.39%
        December 31,
         2003........    91,614    $1.14069 TO   $1.73402    $158,057      1.69%      1.35% TO   1.65%    23.46% TO     23.83%
        December 31,
         2002........   100,665    $0.92390 TO   $1.40102    $140,402      1.59%      1.35% TO   1.65%   -14.53% TO    -14.28%
        DECEMBER 31,
         2001........   111,912    $1.08101 TO   $1.63523    $182,069      1.44%      1.35% TO   1.65%    -0.17% TO      0.13%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                         PREMIER VIT OPCAP MANAGED PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   110,586    $1.09540 to   $1.57237    $173,819      1.23%      1.35% to   1.65%     3.58% to      3.89%
        December 31,
         2004........   132,223    $1.05759 to   $1.51433    $200,148      1.54%      1.35% to   1.65%     8.97% to      9.29%
        December 31,
         2003........   155,780    $0.97053 to   $1.38628    $215,874      1.86%      1.35% to   1.65%    19.77% to     20.12%
        December 31,
         2002........   183,137    $0.81033 to   $1.15460    $211,382      2.06%      1.35% to   1.65%   -18.23% to    -17.99%
        December 31,
         2001........   220,992    $0.99096 to   $1.40868    $311,232      2.40%      1.35% to   1.65%    -6.44% to     -6.17%
                                                      PRUDENTIAL VIT OPCAP SMALL CAP PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    37,521    $1.94860 to   $2.08553    $ 78,204      0.00%      1.35% to   1.65%    -1.56% to     -1.27%
        December 31,
         2004........    46,585    $1.97949 to   $2.11349    $ 98,398      0.05%      1.35% to   1.65%    15.97% to     16.31%
        December 31,
         2003........    52,211    $1.70696 to   $1.81797    $ 94,869      0.05%      1.35% to   1.65%    40.34% to     40.76%
        December 31,
         2002........    59,643    $1.21632 to   $1.29217    $ 77,030      0.07%      1.35% to   1.65%   -22.91% to    -22.68%
        December 31,
         2001........    66,512    $1.57777 to   $1.67203    $111,147      0.78%      1.35% to   1.65%     6.59% to      6.90%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                              AIM V.I. CORE EQUITY FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    48,775    $0.83573 to   $1.56803    $ 75,486      1.43%      1.35% to   1.65%     3.61% to      3.91%
        December 31,
         2004........    58,701    $0.80658 to   $1.50970    $ 87,533      0.93%      1.35% to   1.65%     7.19% to      7.52%
        December 31,
         2003........    69,193    $0.75247 to   $1.40486    $ 96,053      0.98%      1.35% to   1.65%    22.40% to     22.75%
        December 31,
         2002........    80,527    $0.61477 to   $1.14498    $ 91,255      0.30%      1.35% to   1.65%   -16.95% to    -16.70%
        December 31,
         2001........    97,304    $0.74028 to   $1.37536    $132,510      0.04%      1.35% to   1.65%   -24.08% to    -23.85%
                                                            AIM V.I. PREMIER EQUITY FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    89,741    $0.73226 to   $1.43289    $127,098      0.80%      1.35% to   1.65%     3.95% to      4.24%
        December 31,
         2004........   109,220    $0.70444 to   $1.37519    $148,445      0.44%      1.35% to   1.65%     4.07% to      4.36%
        December 31,
         2003........   128,355    $0.67689 to   $1.31839    $167,348      0.30%      1.35% to   1.65%    23.07% to     23.42%
        December 31,
         2002........   149,965    $0.55001 to   $1.06879    $158,640      0.30%      1.35% to   1.65%   -31.40% to    -31.19%
        December 31,
         2001........   189,548    $0.80174 to   $1.55406    $290,383      0.12%      1.35% to   1.65%   -13.97% to    -13.72%
                                                JANUS ASPEN LARGE CAP GROWTH -- INSTITUTIONAL SHARES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    88,674    $0.70539 to   $1.44650    $126,204      0.33%      1.35% to   1.65%     2.60% to      2.90%
        December 31,
         2004........   108,636    $0.68751 to   $1.40646    $150,008      0.14%      1.35% to   1.65%     2.81% to      3.13%
        December 31,
         2003........   128,974    $0.66870 to   $1.36461    $172,930      0.09%      1.35% to   1.65%    29.57% to     29.96%
        December 31,
         2002........   152,436    $0.51608 to   $1.05047    $157,514      0.00%      1.35% to   1.65%   -27.71% to    -27.49%
        December 31,
         2001........   191,976    $0.71393 to   $1.44951    $273,310      0.07%      1.35% to   1.65%   -25.94% to    -25.73%
                                                     JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    81,367    $1.34919 to   $2.39973    $192,824      1.20%      1.35% to   1.65%    30.16% to     30.54%
        December 31,
         2004........    94,695    $1.03659 to   $1.83930    $172,017      0.90%      1.35% to   1.65%    17.02% to     17.35%
        December 31,
         2003........   110,936    $0.88582 to   $1.56797    $171,973      1.22%      1.35% to   1.65%    32.73% to     33.12%
        December 31,
         2002........   133,117    $0.66739 to   $1.17846    $155,179      0.84%      1.35% to   1.65%   -26.80% to    -26.57%
        December 31,
         2001........   161,800    $0.91170 to   $1.60593    $256,671      1.01%      1.35% to   1.65%   -24.46% to    -24.25%

                                      A41


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                           MFS VIT -- RESEARCH BOND SERIES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    27,680    $0.91808 to   $1.46772    $ 40,404      0.49%      1.35% to   1.65%     6.06% to      6.37%
        December 31,
         2004........    33,162    $0.86562 to   $1.38048    $ 45,567      1.08%      1.35% to   1.65%    13.97% to     14.31%
        December 31,
         2003........    38,554    $0.75952 to   $1.20836    $ 46,388      0.68%      1.35% to   1.65%    22.68% to     23.03%
        December 31,
         2002........    44,963    $0.61911 to   $0.98255    $ 43,990      0.28%      1.35% to   1.65%   -25.77% to    -25.54%
        December 31,
         2001........    55,542    $0.83402 to   $1.32030    $ 73,006      0.01%      1.35% to   1.65%   -22.52% to    -22.30%
                                                             MFS EMERGING GROWTH SERIES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    80,363    $0.75590 to   $1.39011    $111,071      0.00%      1.35% to   1.65%     7.43% to      7.75%
        December 31,
         2004........    98,291    $0.70362 to   $1.29091    $126,133      0.00%      1.35% to   1.65%    11.13% to     11.46%
        December 31,
         2003........   115,437    $0.63317 to   $1.15881    $132,948      0.00%      1.35% to   1.65%    28.12% to     28.49%
        December 31,
         2002........   132,891    $0.49421 to   $0.90235    $119,194      0.00%      1.35% to   1.65%   -34.84% to    -34.64%
        December 31,
         2001........   161,015    $0.75847 to   $1.38140    $221,049      0.00%      1.35% to   1.65%   -34.56% to    -34.37%
                                                      CREDIT SUISSE TRUST GLOBAL SMALL CAP FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    19,130    $0.97531 to   $1.28530    $ 24,548      0.00%      1.35% to   1.65%    14.26% to     14.59%
        December 31,
         2004........    22,247    $0.85361 to   $1.12210    $ 24,922      0.00%      1.35% to   1.65%    16.07% to     16.42%
        December 31,
         2003........    24,730    $0.73541 to   $0.96436    $ 23,813      0.00%      1.35% to   1.65%    45.26% to     45.68%
        December 31,
         2002........    27,585    $0.50628 to   $0.66230    $ 18,245      0.00%      1.35% to   1.65%   -35.22% to    -35.03%
        December 31,
         2001........    32,529    $0.78159 to   $1.01997    $ 33,111      0.00%      1.35% to   1.65%   -29.79% to    -29.58%
                                                           AMERICAN CENTURY VP VALUE FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    30,623    $1.59361 to   $1.90364    $ 58,037      0.90%      1.35% to   1.65%     3.33% to      3.63%
        December 31,
         2004........    34,892    $1.54228 to   $1.83772    $ 63,894      1.01%      1.35% to   1.65%    12.49% to     12.81%
        December 31,
         2003........    37,346    $1.37107 to   $1.62974    $ 60,648      1.09%      1.35% to   1.65%    26.87% to     27.23%
        December 31,
         2002........    42,190    $1.08073 to   $1.28151    $ 53,892      0.93%      1.35% to   1.65%   -14.04% to    -13.79%
        December 31,
         2001........    47,581    $1.25721 to   $1.48719    $ 70,465      0.97%      1.35% to   1.65%    11.01% to     11.33%
                                                     FRANKLIN SMALL -- MID CAP GROWTH SECURITIES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    33,253    $0.93308 to   $1.59202    $ 51,693      0.00%      1.35% to   1.65%     3.08% to      3.40%
        December 31,
         2004........    39,929    $0.90516 to   $1.54056    $ 60,060      0.00%      1.35% to   1.65%     9.66% to      9.99%
        December 31,
         2003........    45,499    $0.82539 to   $1.40143    $ 62,294      0.00%      1.35% to   1.65%    35.01% to     35.41%
        December 31,
         2002........    51,618    $0.61134 to   $1.03547    $ 52,263      0.25%      1.35% to   1.65%   -29.84% to    -29.63%
        December 31,
         2001........    59,762    $0.87136 to   $1.47241    $ 86,173      0.38%      1.35% to   1.65%   -16.61% to    -16.37%

NOTE 6:      FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                      PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    52,853    $1.37511 to   $1.43892    $ 76,014      0.24%      1.35% to   1.65%    19.62% to     19.98%
        December 31,
         2004........    51,736    $1.14958 to   $1.20003    $ 62,053      0.10%      1.35% to   1.65%    14.05% to     14.39%
        December 31,
         2003........    56,016    $1.00792 to   $1.04952    $ 58,759      0.22%      1.35% to   1.65%    27.20% to     27.59%
        December 31,
         2002........    63,260    $0.79236 to   $0.82304    $ 52,044      0.02%      1.35% to   1.65%   -23.51% to    -23.28%
        December 31,
         2001........    74,002    $1.03593 to   $1.07339    $ 79,379      0.44%      1.35% to   1.65%    -2.60% to     -2.31%
                                                PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   106,144    $1.33377 to   $1.35805    $143,304      3.13%      1.35% to   1.65%     5.30% to      5.62%
        December 31,
         2004........   123,176    $1.26658 to   $1.28576    $157,523      3.12%      1.35% to   1.65%     7.79% to      8.11%
        December 31,
         2003........   135,064    $1.17504 to   $1.18932    $159,862      4.45%      1.35% to   1.65%    19.61% to     19.95%
        December 31,
         2002........   149,785    $0.98242 to   $0.99155    $147,869      0.22%      1.35% to   1.65%    -8.61% to     -8.34%
        December 31,
         2001........   178,359    $1.07498 to   $1.08181    $192,181      4.14%      1.35% to   1.65%    -0.12% to      0.16%
                                                                  DAVIS VALUE FUND
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    61,958    $1.09258 to   $1.11081    $ 68,608      0.95%      1.35% to   1.65%     7.67% to      7.99%
        December 31,
         2004........    69,705    $1.01470 to   $1.02858    $ 71,511      0.83%      1.35% to   1.65%    10.51% to     10.85%
        December 31,
         2003........    70,263    $0.91822 to   $0.92794    $ 65,072      0.80%      1.35% to   1.65%    27.67% to     28.01%
        December 31,
         2002........    67,128    $0.71923 to   $0.72488    $ 48,590      0.70%      1.35% to   1.65%   -17.62% to    -17.37%
        December 31,
         2001........    69,853    $0.87309 to   $0.87731    $ 61,228      0.46%      1.35% to   1.65%   -11.83% to    -11.57%


                                      A42


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                    ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    17,225    $0.64427 to   $0.65558    $ 11,255      0.00%      1.35% to   1.65%    12.98% to     13.30%
        December 31,
         2004........    19,560    $0.57025 to   $0.57864    $ 11,286      0.00%      1.35% to   1.65%     6.60% to      6.91%
        December 31,
         2003........    22,881    $0.53496 to   $0.54123    $ 12,354      0.00%      1.35% to   1.65%    21.34% to     21.74%
        December 31,
         2002........    24,149    $0.44088 to   $0.44458    $ 10,716      0.00%      1.35% to   1.65%   -31.97% to    -31.75%
        December 31,
         2001........    29,141    $0.64805 to   $0.65137    $ 18,960      0.00%      1.35% to   1.65%   -18.73% to    -18.48%
                                              PRUDENTIAL SP T.ROWE PRICE LARGE -- CAP GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    57,242    $0.70537 to   $1.41770    $ 59,791      0.00%      1.40% to   2.00%    14.21% to     14.89%
        December 31,
         2004........    60,177    $0.61576 to   $1.23406    $ 53,433      0.00%      1.40% to   2.00%     4.01% to      4.65%
        December 31,
         2003........    53,417    $0.59025 to   $0.95090    $ 42,367      0.00%      1.40% to   1.90%    21.55% to     22.14%
        December 31,
         2002........    36,087    $0.48468 to   $0.78002    $ 19,331      0.00%      1.40% to   1.90%   -32.34% to    -32.14%
        December 31,
         2001........    23,036    $0.71633 to   $0.88230    $ 17,131      0.03%      1.40% to   1.70%   -15.89% to    -15.64%
                                                         PRUDENTIAL SP DAVIS VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   185,836    $1.12018 to   $1.49631    $243,820      0.92%      1.40% to   2.00%     7.38% to      8.02%
        December 31,
         2004........   189,704    $1.04012 to   $1.38531    $228,840      0.40%      1.40% to   2.00%    10.32% to     10.98%
        December 31,
         2003........   155,813    $0.94006 to   $1.10632    $164,272      0.46%      1.40% to   1.90%    27.00% to     27.63%
        December 31,
         2002........   106,230    $0.73878 to   $0.86688    $ 81,449      0.01%      1.40% to   1.90%   -17.11% to    -16.86%
        December 31,
         2001........    65,733    $0.89127 to   $0.92029    $ 59,052      0.59%      1.40% to   1.70%   -11.94% to    -11.69%
                                                       PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   151,550    $1.23523 to   $1.58443    $224,147      0.52%      1.35% to   2.00%     2.57% to      3.22%
        December 31,
         2004........   149,233    $1.20315 to   $1.53719    $213,281      0.17%      1.35% to   2.00%    18.32% to     19.07%
        December 31,
         2003........   108,305    $1.01585 to   $1.24988    $128,463      0.03%      1.35% to   1.90%    30.63% to     31.34%
        December 31,
         2002........    67,383    $0.77764 to   $0.95217    $ 59,474      0.55%      1.35% to   1.90%   -15.82% to    -15.52%
        December 31,
         2001........    28,977    $1.00124 to   $1.12776    $ 31,114      1.06%      1.35% to   1.70%     1.39% to      1.69%
                                                      PRUDENTIAL SP SMALL CAP GROWTH PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    39,603    $0.60571 to   $1.28565    $ 39,328      0.00%      1.40% to   2.00%     0.47% to      1.08%
        December 31,
         2004........    38,777    $0.60112 to   $1.27212    $ 36,834      0.00%      1.40% to   2.00%    -2.87% to     -2.29%
        December 31,
         2003........    29,424    $0.61704 to   $1.01108    $ 26,084      0.00%      1.40% to   1.90%    32.21% to     32.87%
        December 31,
         2002........    17,603    $0.46578 to   $0.76251    $  9,683      0.00%      1.35% to   1.90%   -31.43% to    -31.22%
        December 31,
         2001........    10,454    $0.67926 to   $0.92677    $  7,640      0.00%      1.35% to   1.70%   -18.56% to    -18.31%


                                        AT YEAR ENDED                                      FOR YEAR ENDED
                         --------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                         UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                         (000S)       LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                        -------    ----------------------    --------   ----------    ---------------     -------------------
                                                     PRUDENTIAL SP PIMCO TOTAL RETURN PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   398,806    $1.04909 to   $1.32513    $466,974      4.71%      1.35% to   2.00%     0.37% to      1.03%
        December 31,
         2004........   403,102    $1.04519 to   $1.31224    $471,428      1.95%      1.35% to   2.00%     3.20% to      3.89%
        December 31,
         2003........   369,822    $1.09611 to   $1.26394    $424,483      2.48%      1.35% to   1.90%     3.87% to      4.45%
        December 31,
         2002........   282,337    $1.05530 to   $1.21092    $320,162      2.97%      1.35% to   1.90%     7.57% to      7.93%
        December 31,
         2001........    90,215    $1.03942 to   $1.12247    $ 97,602      3.35%      1.35% to   1.70%     6.82% to      7.13%
                                                      PRUDENTIAL SP PIMCO HIGH YIELD PORTFOLIO
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........   145,355    $1.18368 to   $1.37312    $191,575      6.47%      1.40% to   2.00%     2.01% to      2.61%
        December 31,
         2004........   146,925    $1.16040 to   $1.33818    $189,300      6.80%      1.40% to   2.00%     7.18% to      7.81%
        December 31,
         2003........   110,566    $1.16517 to   $1.24124    $132,701      6.92%      1.40% to   1.90%    20.13% to     20.74%
        December 31,
         2002........    49,943    $0.96993 to   $1.02813    $ 50,232      7.48%      1.40% to   1.90%    -1.52% to     -1.24%
        December 31,
         2001........    26,698    $1.01231 to   $1.04100    $ 27,527      7.09%      1.40% to   1.70%     2.20% to      2.52%
                                              JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
                         ----------------------------------------------------------------------------------------------------
        December 31,
         2005........    24,175    $0.59821 to   $1.31370    $ 21,744      0.13%      1.40% to   2.00%     1.98% to      2.59%
        December 31,
         2004........    26,095    $0.58487 to   $1.28061    $ 22,332      0.00%      1.40% to   2.00%     2.16% to      2.77%
        December 31,
         2003........    24,483    $0.57082 to   $1.00180    $ 18,639      0.00%      1.40% to   1.90%    29.06% to     29.69%
        December 31,
         2002........    19,693    $0.44152 to   $0.77398    $  9,935      0.00%      1.40% to   1.90%   -27.95% to    -27.72%
        December 31,
         2001........    15,055    $0.61281 to   $0.78373    $  9,682      0.00%      1.40% to   1.70%   -26.15% to    -25.93%


                                      A43


                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                              NET       INVESTMENT
                       UNITS           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)       LOWEST -- HIGHEST        (000S)       RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ----------------------    ----------   ----------    ---------------     -------------------
                                                      PRUDENTIAL SP LARGE CAP VALUE PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    84,382    $1.15025 to   $1.48345    $  108,301      0.83%      1.35% to   2.00%     4.56% to      5.24%
        December 31,
         2004......    77,841    $1.09631 to   $1.41075    $   94,236      0.78%      1.35% to   2.00%    15.44% to     16.19%
        December 31,
         2003......    62,105    $0.94638 to   $1.04790    $   63,307      0.00%      1.35% to   1.90%    24.40% to     25.07%
        December 31,
         2002......    42,897    $0.75888 to   $0.83825    $   33,367      1.22%      1.35% to   1.90%   -17.77% to    -17.49%
        December 31,
         2001......    21,808    $0.92241 to   $0.94081    $   20,346      1.18%      1.35% to   1.70%   -10.16% to     -9.89%
                                                      PRUDENTIAL SP AIM CORE EQUITY PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    28,460    $0.71174 to   $1.32432    $   28,299      1.03%      1.40% to   2.00%     2.58% to      3.19%
        December 31,
         2004......    28,927    $0.69173 to   $1.28542    $   27,334      0.46%      1.40% to   2.00%     6.66% to      7.30%
        December 31,
         2003......    24,460    $0.64656 to   $1.04529    $   19,905      0.32%      1.40% to   1.90%    21.38% to     21.98%
        December 31,
         2002......    20,905    $0.53161 to   $0.85696    $   12,421      0.00%      1.40% to   1.90%   -16.62% to    -16.38%
        December 31,
         2001......    15,144    $0.63760 to   $0.84109    $   10,081      0.00%      1.40% to   1.70%   -23.97% to    -23.74%
                                             PRUDENTIAL SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    29,854    $0.73825 to   $1.47863    $   32,170      0.00%      1.35% to   2.00%    12.89% to     13.61%
        December 31,
         2004......    28,430    $0.65198 to   $1.30209    $   26,017      0.00%      1.35% to   2.00%     8.42% to      9.11%
        December 31,
         2003......    24,824    $0.59950 to   $1.00077    $   19,412      0.00%      1.35% to   1.90%    23.49% to     24.16%
        December 31,
         2002......    17,956    $0.48451 to   $0.80793    $    9,834      0.00%      1.35% to   1.90%   -26.51% to    -26.28%
        December 31,
         2001......    10,903    $0.65929 to   $0.85719    $    7,467      0.02%      1.35% to   1.70%   -16.72% to    -16.48%
                                                      PRUDENTIAL SP MID CAP GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   118,076    $0.66904 to   $1.63898    $  124,278      0.00%      1.35% to   2.00%     3.20% to      3.84%
        December 31,
         2004......    95,143    $0.64649 to   $1.57888    $   92,650      0.00%      1.35% to   2.00%    17.21% to     17.96%
        December 31,
         2003......    67,470    $0.54998 to   $0.93944    $   50,518      0.00%      1.35% to   1.90%    37.48% to     38.25%
        December 31,
         2002......    33,702    $0.39925 to   $0.68122    $   14,900      0.00%      1.35% to   1.90%   -47.23% to    -47.05%
        December 31,
         2001......    18,905    $0.75655 to   $0.81566    $   14,631      0.06%      1.35% to   1.70%   -22.23% to    -22.01%
                                                   SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   114,303    $0.87096 to   $1.90014    $  156,928      0.00%      1.35% to   2.00%    15.47% to     16.21%
        December 31,
         2004......    93,665    $0.75197 to   $1.63587    $  108,264      0.00%      1.35% to   2.00%    19.01% to     19.78%
        December 31,
         2003......    76,118    $0.63000 to   $1.05808    $   67,589      0.00%      1.35% to   1.90%    39.45% to     40.20%
        December 31,
         2002......    41,584    $0.45086 to   $0.75658    $   21,753      0.00%      1.35% to   1.90%   -33.22% to    -32.98%
        December 31,
         2001......    24,616    $0.67514 to   $0.87454    $   17,947      0.00%      1.35% to   1.70%   -19.14% to    -18.91%


                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                              NET       INVESTMENT
                       UNITS           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)       LOWEST -- HIGHEST        (000S)       RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ----------------------    ----------   ----------    ---------------     -------------------
                                               PRUDENTIAL SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   413,947    $1.16340 to   $1.27471    $  603,052      1.25%      1.35% to   2.00%     3.84% to      4.50%
        December 31,
         2004......   368,692    $1.11720 to   $1.22048    $  432,866      1.32%      1.35% to   2.00%     6.75% to      7.44%
        December 31,
         2003......   246,729    $1.04299 to   $1.07868    $  267,381      1.21%      1.35% to   1.90%    14.32% to     14.94%
        December 31,
         2002......   121,341    $0.91013 to   $0.93918    $  111,677      0.27%      1.35% to   1.90%    -7.45% to     -7.13%
        December 31,
         2001......    47,726    $0.98298 to   $0.98804    $   47,031      3.00%      1.35% to   1.70%    -1.93% to     -1.64%
                                                 PRUDENTIAL SP BALANCED ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   772,289    $1.09974 to   $1.38790    $1,263,780      0.81%      1.35% to   2.00%     5.49% to      6.18%
        December 31,
         2004......   636,614    $1.03936 to   $1.30793    $  772,350      0.75%      1.35% to   2.00%     8.91% to      9.61%
        December 31,
         2003......   389,561    $0.95147 to   $1.07966    $  421,057      0.79%      1.35% to   1.90%    20.59% to     21.23%
        December 31,
         2002......   166,934    $0.78749 to   $0.89088    $  138,130      0.00%      1.35% to   1.90%   -13.16% to    -12.85%
        December 31,
         2001......    70,953    $0.90679 to   $0.94990    $   65,531      2.78%      1.35% to   1.70%    -7.40% to     -7.14%
                                                  PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   593,163    $1.00920 to   $1.48911    $1,099,499      0.50%      1.35% to   2.00%     7.10% to      7.79%
        December 31,
         2004......   477,746    $0.93943 to   $1.38211    $  597,023      0.40%      1.35% to   2.00%    10.83% to     11.54%
        December 31,
         2003......   281,219    $0.84514 to   $1.06700    $  301,059      0.44%      1.35% to   1.90%    25.88% to     26.57%
        December 31,
         2002......   120,052    $0.67004 to   $0.84346    $   88,202      0.00%      1.35% to   1.90%   -18.65% to    -18.35%
        December 31,
         2001......    54,257    $0.82369 to   $0.90967    $   45,992      1.56%      1.35% to   1.70%   -13.39% to    -13.13%


                                      A44


                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                               NET      INVESTMENT
                       UNITS            UNIT VALUE            ASSETS      INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)        LOWEST -- HIGHEST        (000S)      RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ------------------------    --------   ----------    ---------------     -------------------
                                            PRUDENTIAL SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......   112,979    $ 0.91771 to   $ 1.57741    $159,065       0.16%     1.35% to   2.00%     8.32% to      9.01%
        December 31,
         2004......    92,089    $ 0.84470 to   $ 1.44765    $117,544       0.05%     1.40% to   2.00%    12.51% to     13.17%
        December 31,
         2003......    49,024    $ 0.74865 to   $ 1.05061    $ 51,315       0.02%     1.40% to   1.90%    30.30% to     30.96%
        December 31,
         2002......    20,717    $ 0.57340 to   $ 0.80240    $ 13,525       0.00%     1.35% to   1.90%   -23.46% to    -23.24%
        December 31,
         2001......     9,469    $ 0.74916 to   $ 0.87109    $  7,367       0.37%     1.35% to   1.70%   -19.37% to    -19.12%
                                            PRUDENTIAL SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    65,436    $ 0.73359 to   $ 1.78245    $ 83,908       0.59%     1.35% to   2.00%    14.11% to     14.85%
        December 31,
         2004......    58,453    $ 0.64107 to   $ 1.55290    $ 63,262       0.19%     1.35% to   2.00%    14.26% to     14.98%
        December 31,
         2003......    40,928    $ 0.55950 to   $ 1.10501    $ 34,917       0.26%     1.35% to   1.90%    36.98% to     37.73%
        December 31,
         2002......    28,228    $ 0.40766 to   $ 0.80285    $ 14,017       0.00%     1.35% to   1.90%   -23.86% to    -23.60%
        December 31,
         2001......    17,864    $ 0.53544 to   $ 0.74180    $ 10,336       0.32%     1.35% to   1.70%   -36.71% to    -36.51%
                                                  PRUDENTIAL SP LSV INTERNATIONAL VALUE PORTFOLIO
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......    61,884    $ 0.93945 to   $ 1.63218    $ 80,895       0.42%     1.40% to   2.00%    11.54% to     12.21%
        December 31,
         2004......    56,155    $ 0.83972 to   $ 1.45822    $ 64,335       0.43%     1.40% to   2.00%    13.54% to     14.21%
        December 31,
         2003......    45,767    $ 0.73752 to   $ 1.07261    $ 43,370       0.71%     1.40% to   1.90%    25.00% to     25.62%
        December 31,
         2002......    31,180    $ 0.58896 to   $ 0.85393    $ 20,521       0.00%     1.40% to   1.90%   -18.56% to    -18.31%
        December 31,
         2001......    18,004    $ 0.72306 to   $ 0.84741    $ 13,426       0.63%     1.35% to   1.70%   -23.36% to    -23.13%
                                                EVERGREEN VA BALANCED FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......     1,017    $ 1.05290 to   $ 1.22238    $  1,234       2.41%     1.40% to   1.85%     3.37% to      3.83%
        December 31,
         2004......     1,326    $ 1.01405 to   $ 1.18087    $  1,554       0.86%     1.40% to   1.85%     4.37% to      4.85%
        December 31,
         2003......     1,190    $ 0.96717 to   $ 0.96717    $  1,335       6.21%     1.40% to   1.40%    14.17% to     14.17%
        December 31,
         2002......         7    $ 0.84711 to   $ 0.84711    $      6       0.28%     1.40% to   1.40%   -10.91% to    -10.91%
        December 31,
         2001......        19    $ 0.95089 to   $ 0.95089    $     18      14.47%     1.40% to   1.40%    -4.91% to     -4.91%
                                                 EVERGREEN VA GROWTH FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......       849    $ 1.17798 to   $ 1.59343    $  1,339       0.00%     1.40% to   1.85%     4.59% to      5.06%
        December 31,
         2004......     1,020    $ 1.12462 to   $ 1.51675    $  1,536       0.00%     1.40% to   1.85%    11.80% to     12.29%
        December 31,
         2003......       766    $ 1.00452 to   $ 1.00452    $  1,031       0.00%     1.70% to   1.70%    36.66% to     36.66%
        December 31,
         2002......         5    $ 0.73505 to   $ 0.73505    $      3       0.00%     1.70% to   1.70%   -24.48% to    -24.48%



                                       AT YEAR ENDED                                       FOR YEAR ENDED
                       ----------------------------------------------    ----------------------------------------------------
                                                              NET       INVESTMENT
                       UNITS           UNIT VALUE            ASSETS       INCOME      EXPENSE RATIO**      TOTAL RETURN***
                                                                                         LOWEST --
                       (000S)       LOWEST -- HIGHEST        (000S)       RATIO*          HIGHEST         LOWEST -- HIGHEST
                      -------    ----------------------    ----------   ----------    ---------------     -------------------
                                                  EVERGREEN VA OMEGA FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......     2,203    $ 1.00323 to   $ 1.44748    $  3,141       0.20%     1.40% to   1.85%     1.97% to      2.42%
        December 31,
         2004......     2,484    $ 0.96898 to   $ 1.41333    $  3,469       0.00%     1.40% to   1.85%     5.26% to      5.74%
        December 31,
         2003......     1,962    $ 0.92642 to   $ 1.04554    $  2,607       0.00%     1.40% to   1.70%    37.70% to     38.11%
        December 31,
         2002......        22    $ 0.67078 to   $ 0.75856    $     17       0.00%     1.40% to   1.70%   -26.41% to    -26.41%
        December 31,
         2001......         4    $ 0.91152 to   $ 0.91152    $      4       0.00%     1.40% to   1.40%    -8.85% to     -8.85%
                                             EVERGREEN VA SPECIAL VALUES FUND (AVAILABLE MAY 7, 2001)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......     2,586    $ 1.40077 to   $ 1.62435    $  4,152       1.00%     1.40% to   1.85%     8.75% to      9.24%
        December 31,
         2004......     2,603    $ 1.28607 to   $ 1.48703    $  3,833       1.15%     1.40% to   1.85%    18.19% to     18.71%
        December 31,
         2003......     1,471    $ 1.08655 to   $ 1.20289    $  1,830       0.30%     1.40% to   1.70%    27.35% to     27.72%
        December 31,
         2002......        48    $ 0.85230 to   $ 0.94182    $     42       0.34%     1.40% to   1.70%   -14.06% to    -13.81%
        December 31,
         2001......         4    $ 1.09268 to   $ 1.09268    $      4       0.81%     1.40% to   1.40%     9.27% to      9.27%
                                         EVERGREEN INTERNATIONAL EQUITY FUND (AVAILABLE DECEMBER 5, 2003)
                       ------------------------------------------------------------------------------------------------------
        December 31,
         2005......       124    $13.91662 to   $14.04482    $  1,730       2.61%     1.40% to   1.85%    13.90% to     14.40%
        December 31,
         2004......        87    $12.21880 to   $12.27702    $  1,062       1.61%     1.40% to   1.85%    17.04% to     17.56%
        December 31,
         2003......        34    $10.43946 to   $10.44289    $    350       0.93%     1.40% to   1.85%     4.50% to      4.53%


                                      A45


                                          AT YEAR ENDED                                     FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------
                                                                  NET     INVESTMENT
                           UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                                                                                           LOWEST --
                          (000S)        LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST        LOWEST -- HIGHEST
                          ------    ------------------------    -------   ----------    ---------------     -----------------
                                         EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (AVAILABLE DECEMBER 5, 2003)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     344     $11.93001 to   $12.03990    $ 4,118      0.98%      1.40% to   1.85%    7.04% to     7.51%
        December 31,
         2004..........     266     $11.14557 to   $11.19868    $ 2,976      1.69%      1.40% to   1.85%    7.23% to     7.70%
        December 31,
         2003..........      68     $10.39444 to   $10.39784    $   710      0.51%      1.40% to   1.85%    4.80% to     4.83%
                                      AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     115     $10.23808 to   $10.28681    $ 1,177      0.00%      1.40% to   2.00%    1.83% to     2.31%
                                       AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     140     $10.30508 to   $10.35426    $ 1,450      0.00%      1.40% to   2.00%    2.37% to     2.86%
                                     AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      87     $10.28803 to   $10.33700    $   900      0.03%      1.40% to   2.00%    2.45% to     2.94%
                                          AST COHEN & STEERS REAL ESTATE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     443     $11.98449 to   $12.04155    $ 5,325      0.02%      1.40% to   2.00%   18.11% to    18.67%
                                              AST GLOBAL ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      47     $10.59416 to   $10.64464    $   494      0.00%      1.40% to   2.00%    5.78% to     6.28%
                                             AST DEAM LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     296     $10.68583 to   $10.73678    $ 3,171      0.03%      1.40% to   2.00%    5.96% to     6.46%
                                            AST DEAM SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      63     $10.28365 to   $10.33264    $   648      0.00%      1.40% to   2.00%    2.73% to     3.21%
                                             AST DEAM SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     115     $ 9.98999 to   $10.03757    $ 1,152      0.00%      1.40% to   2.00%   -0.55% to    -0.08%
                                           AST GOLDMAN SACHS HIGH YIELD PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     274     $ 9.83138 to   $ 9.87825    $ 2,705      0.63%      1.40% to   2.00%   -1.45% to    -0.99%
                                         AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     297     $10.92849 to   $10.98052    $ 3,258      0.00%      1.40% to   2.00%    9.30% to     9.82%
                                                AST MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     143     $10.32446 to   $10.37369    $ 1,480      0.03%      1.40% to   2.00%    2.58% to     3.07%
                                               AST SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     229     $10.60928 to   $10.66828    $ 2,433      0.00%      1.40% to   2.10%    5.58% to     6.17%
                                      AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      97     $10.72971 to   $10.78065    $ 1,041      0.01%      1.40% to   2.00%    6.95% to     7.45%
                                         AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     234     $10.54976 to   $10.60000    $ 2,478      0.00%      1.40% to   2.00%    5.51% to     6.01%
                                               AST LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     973     $10.52787 to   $10.57804    $10,264      0.03%      1.40% to   2.00%    4.48% to     4.97%
                                          AST LORD ABBETT BOND DEBENTURE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     285     $ 9.92247 to   $ 9.96977    $ 2,835      0.06%      1.40% to   2.00%   -0.76% to    -0.29%
                                            AST MARSICO CAPITAL GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........     709     $10.87333 to   $10.92526    $ 7,726      0.00%      1.40% to   2.00%    7.38% to     7.89%



                                      A46


                                          AT YEAR ENDED                                     FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------
                                                                  NET     INVESTMENT
                           UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                                                                                           LOWEST --
                          (000S)        LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST        LOWEST -- HIGHEST
                          ------    ------------------------    -------   ----------    ---------------     -----------------

                                                  AST MFS GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      137    $10.72987 to   $10.78089    $ 1,469      0.00%      1.40% to   2.00%    6.91% to     7.41%


                                      AST NEUBERGER & BERMAN MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      435    $11.27378 to   $11.35869    $ 4,931      0.00%      1.40% to   2.35%   12.12% to    12.96%


                                       AST NEUBERGER & BERMAN MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........    1,055    $10.84658 to   $10.90682    $11,489      0.00%      1.40% to   2.10%    8.23% to     8.83%
                                              AST PIMCO LIMITED MATURITY BOND (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      372    $10.02962 to   $10.07733    $ 3,741      0.05%      1.40% to   2.00%    0.31% to     0.78%

                                         AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........       54    $10.28329 to   $10.33229    $   560      0.00%      1.40% to   2.00%    2.02% to     2.51%

                                          AST ALLIANCEBERNSTEIN MANAGED INDEX 500 (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      215    $10.37238 to   $10.42169    $ 2,234      0.07%      1.40% to   2.00%    3.21% to     3.70%

                                       AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------

        December 31,
         2005..........    2,037    $11.70665 to   $11.76236    $23,909      0.00%      1.40% to   2.00%   17.04% to    17.59%

                                        AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      214    $10.32700 to   $10.37610    $ 2,213      0.04%      1.40% to   2.00%    2.98% to     3.46%
                                              AST MFS GLOBAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      166    $10.44900 to   $10.49866    $ 1,733      0.00%      1.40% to   2.00%    4.85% to     5.34%


                                          AT YEAR ENDED                                     FOR YEAR ENDED
                           --------------------------------------------    --------------------------------------------------
                                                                  NET     INVESTMENT
                           UNITS           UNIT VALUE           ASSETS      INCOME      EXPENSE RATIO**     TOTAL RETURN***
                                                                                           LOWEST --
                          (000S)        LOWEST -- HIGHEST       (000S)      RATIO*          HIGHEST        LOWEST -- HIGHEST
                          ------    ------------------------    -------   ----------    ---------------     -----------------

                                        AST JP MORGAN INTERNATIONAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,

         2005..........      337    $10.62393 to   $10.67460    $ 3,586      0.00%      1.40% to   2.00%    7.17% to     7.67%
                                          AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      359    $ 9.42345 to   $ 9.46839    $ 3,395      0.05%      1.40% to   2.00%   -5.28% to    -4.83%

                                        AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      219    $ 9.99478 to   $ 9.99933    $ 2,188      0.00%      1.40% to   2.00%   -0.04% to     0.00%

                                      AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........    2,645    $ 9.99914 to   $10.00933    $26,458      0.00%      1.40% to   2.75%    0.01% to     0.10%

                                         AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........    2,355    $10.00913 to   $10.01933    $23,582      0.00%      1.40% to   2.75%    0.11% to     0.20%
                                       AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      858    $10.01910 to   $10.02932    $ 8,600      0.00%      1.40% to   2.75%    0.21% to     0.30%

                                       AST PRERSERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      220    $10.03099 to   $10.03931    $ 2,209      0.00%      1.40% to   2.50%    0.33% to     0.40%

                                              GARTMORE GVIT DEVELOPING MARKETS (AVAILABLE MARCH 14, 2005)
                           --------------------------------------------------------------------------------------------------
        December 31,
         2005..........      579    $12.02867 to   $12.08600    $ 6,988      0.31%      1.40% to   2.00%   21.74% to    22.32%


             * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment

                                      A47
                  income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

             ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

             *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for each of the five years in the period ended December 31, 2005 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.

             CHARGES AND EXPENSES

             A. MORTALITY RISK AND EXPENSE RISK CHARGES

             The mortality risk and expense risk charges are applied daily against the net assets of each contract. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life. The mortality risk and expense risk charges are assessed through the reduction in unit values.

             B. ADMINISTRATION CHARGE

             The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. A charge is assessed through the redemption of units.


                                      A48


                                                                      MORTALITY &      MORTALITY & EXPENSE CHARGE:   ADMINISTRATION
        CONTRACTS:                                                  EXPENSE CHARGE:      WITH LIFETIME 5 OPTION:         CHARGE:
                                                                    ---------------    ---------------------------   --------------
        Strategic Partners Annuity One
         Basic..................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.70%                   2.30%                     NA
        Strategic Partners Annuity One Enhanced -- Non Bonus
         Version
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.70%                   2.30%                     NA
        Strategic Partners Annuity One Enhanced -- Bonus Version
          Basic.................................................          1.50%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.70%                   2.30%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.80%                   2.40%                     NA
        Strategic Partners Plus
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with Step Up and Roll Up.........................          1.70%                   2.30%                     NA
        Strategic Partners Plus Enhanced -- Non Bonus Version
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.20%                     NA
          GMDB with Step Up and Roll Up.........................          1.70%                   2.30%                     NA
        Strategic Partners Plus Enhanced -- Bonus Version
          Basic.................................................          1.50%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.70%                   2.30%                     NA
          GMDB with Step Up and Roll Up.........................          1.80%                   2.40%                     NA
        Strategic Partners Select GMDB with Step Up and Roll Up.          1.52%                     NA                      NA
        Strategic Partners Advisor
          Basic.................................................          1.40%                   2.00%                     NA
          GMDB with Step Up and Roll Up.........................          1.65%                   2.25%                     NA
        Strategic Partners FlexElite
          Basic.................................................          1.60%                   2.20%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.80%                   2.40%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.90%                   2.50%                     NA
        Strategic Partners Enhanced FlexElite
          Basic.................................................          1.65%                   2.25%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.90%                   2.50%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          2.00%                   2.60%                     NA
          WHDV..................................................          2.15%                   2.75%                     NA
        Strategic Partners Plus Enhanced III -- Non Bonus
         Version
          Basic.................................................          1.50%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.75%                   2.25%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.85%                   2.35%                     NA
          WHDV..................................................          1.90%                   2.50%                     NA
        Strategic Partners Plus Enhanced III -- Bonus Version
          Basic.................................................          1.40%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.65%                   2.38%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.75%                   2.45%                     NA
          WHDV..................................................          2.00%                   2.00%                     NA
        Strategic Partners Annuity One Enhanced III -- Non Bonus
         Version
          Basic.................................................          1.50%                   2.00%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.75%                   2.25%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.85%                   2.35%                     NA
          WHDV..................................................          1.90%                   2.00%                     NA
        Strategic Partners Annuity One Enhanced III -- Bonus
         Version
          Basic.................................................          1.40%                   2.10%                     NA
          GMDB Annual Step Up or 5% Roll Up.....................          1.60%                   2.35%                     NA
          GMDB with-Greater of Roll Up or Step Up...............          1.75%                   2.45%                     NA
          WHDV..................................................          2.00%                   2.60%                     NA
        Discovery Preferred Variable Annuity....................          1.25%                    NA                     0.15%
        Discovery Select Variable Annuity.......................          1.25%                    NA                     0.15%
        Discovery Choice
          Basic.................................................          1.35%                    NA                       NA
          Enhanced..............................................          1.65%                    NA                       NA


                                      A49

             C. WITHDRAWAL CHARGES

             A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% -- 8%. This charge is assessed through the redemption of units.


                                      A50

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2005, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2005 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
April 12, 2006



                                      A51

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2005 and 2004

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Financial Statements                                                   Page No.
--------------------                                                   --------
Report of Independent Registered Public Accounting Firm...............  F - 2

Consolidated Financial Statements:....................................

   Consolidated Statements of Financial Position - December 31,         F - 3
   2005 and 2004......................................................

   Consolidated Statements of Operations and Comprehensive Income       F - 4
   Years ended December 31, 2005, 2004 and 2003.......................

   Consolidated Statements of Stockholder's Equity Years ended          F - 5
   December 31, 2005, 2004 and 2003...................................

   Consolidated Statements of Cash Flows Years ended December 31,       F - 6
   2005, 2004 and 2003................................................

   Notes to the Consolidated Financial Statements.....................  F - 7

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2005 and December 31, 2004 and the results of their operations and their cash flows for the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company adopted American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" as of January 1, 2004.

PricewaterhouseCoopers LLP
New York, New York
March 24, 2006

Pruco Life Insurance Company

Consolidated Statements of Financial Position
As of December 31, 2005 and December 31, 2004 (in thousands, except share amounts)

                                                        2005         2004
                                                     ----------- -----------
ASSETS
Fixed maturities available for sale, at fair value
  (amortized cost, 2005 - $6,142,093; 2004 -
  $6,114,020)....................................... $ 6,189,040 $ 6,339,103
Policy loans........................................     879,156     856,755
Short-term investments..............................     113,144     122,061
Commercial loans....................................     269,161       2,285
Other long-term investments.........................      34,993      25,973
                                                     ----------- -----------
   Total investments................................   7,485,494   7,346,177
Cash and cash equivalents...........................     158,010     743,533
Deferred policy acquisition costs...................   1,663,003   1,429,027
Accrued investment income...........................      98,110     101,432
Reinsurance recoverables............................     932,826     765,045
Receivables from parent and affiliates..............      79,188      50,339
Deferred sales inducements..........................     139,012     110,460
Other assets........................................      24,498      14,408
Separate account assets.............................  19,094,129  17,326,555
                                                     ----------- -----------
TOTAL ASSETS                                         $29,674,270 $27,886,976
                                                     =========== ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances..................... $ 5,793,743 $ 6,208,110
Future policy benefits and other policyholder
  liabilities.......................................   1,446,717   1,240,650
Cash collateral for loaned securities...............     389,794     410,718
Securities sold under agreement to repurchase.......      36,439      45,254
Income taxes payable................................     432,161     433,966
Short term debt to affiliates.......................     105,596          --
Payable to parents and affiliates...................      22,445       3,739
Other liabilities...................................     287,035     327,227
Separate account liabilities........................  19,094,129  17,326,555
                                                     ----------- -----------
Total liabilities                                    $27,608,059 $25,996,219
                                                     ----------- -----------
COMMITMENT AND CONTINGENT LIABILITIES (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($10 par value; 1,000,000 shares,
  authorized; 250,000 shares, issued and
  outstanding)......................................       2,500       2,500
Additional paid-in capital..........................     454,670     455,377
Deferred compensation...............................          --      (1,173)
Retained earnings...................................   1,590,441   1,359,526
Accumulated other comprehensive income..............      18,600      74,527
                                                     ----------- -----------
Total stockholder's equity                             2,066,211   1,890,757
                                                     ----------- -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY           $29,674,270 $27,886,976
                                                     =========== ===========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2005, 2004 and 2003 (in thousands)

                                             2005        2004        2003
                                          ----------  ----------  ----------
REVENUES

Premiums................................. $   38,029  $   73,059  $  118,449
Policy charges and fee income............    564,130     611,712     544,610
Net investment income....................    404,045     373,552     344,628
Realized investment (losses)/gains, net..       (147)      5,011      (2,770)
Asset management fees....................     17,105      15,747      13,218
Other income.............................     12,125      10,514       9,595
                                          ----------  ----------  ----------
Total revenues...........................  1,035,287   1,089,595   1,027,730
                                          ----------  ----------  ----------
BENEFITS AND EXPENSES

Policyholders' benefits..................     98,899     234,841     282,875
Interest credited to policyholders'
  account balances.......................    234,881     250,675     227,992
General, administrative and other
  expenses...............................    449,291     458,590     397,881
                                          ----------  ----------  ----------
Total benefits and expenses..............    783,071     944,106     908,748
                                          ----------  ----------  ----------
Income from operations before income
  taxes and cumulative effect of
  accounting change......................    252,216     145,489     118,982

Income taxes:
   Current...............................    (30,108)     59,682     (69,617)
   Deferred..............................     51,409     (36,804)    103,666
                                          ----------  ----------  ----------
Total income tax expense.................     21,301      22,878      34,049
                                          ----------  ----------  ----------
Income from Operations Before Cumulative
  Effect of Accounting Change............    230,915     122,611      84,933

Cumulative effect of accounting change,
  net of taxes...........................         --      (9,150)         --
                                          ----------  ----------  ----------
NET INCOME...............................    230,915     113,461      84,933
                                          ----------  ----------  ----------
Change in net unrealized investment
  gains, net of taxes....................    (55,927)    (41,944)      8,379
Cumulative effect of accounting change,
  net of taxes...........................         --       4,030          --
                                          ----------  ----------  ----------
Accumulated other comprehensive income
  (loss), net of taxes...................    (55,927)    (37,914)      8,379
                                          ----------  ----------  ----------
COMPREHENSIVE INCOME..................... $  174,988  $   75,547  $   93,312
                                          ==========  ==========  ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Stockholder's Equity
Periods Ended December 31, 2005, 2004 and 2003 (in thousands)

                                                                                          Accumulated
                                                     Additional                              Other         Total
                                              Common  Paid-in-    Deferred    Retained   Comprehensive Stockholder's
                                              Stock   Capital   Compensation  Earnings   Income (Loss)    Equity
                                              ------ ---------- ------------ ----------  ------------- -------------
Balance, January 1, 2003..................... $2,500  $466,748         --    $1,161,136    $ 91,751     $1,722,135

Net income...................................     --        --         --        84,933          --         84,933
Adjustments to policy credits issued to
  eligible policyholders.....................     --        --         --            (4)         --             (4)
Purchase of fixed maturities from an
  affiliate, net of taxes....................     --    (7,557)        --            --       7,557             --
Stock-based compensation programs............     --       463       (850)           --          --           (387)
Change in net unrealized investment gains,
  net of taxes...............................     --        --         --            --       8,379          8,379
                                              ------  --------    -------    ----------    --------     ----------
Balance, December 31, 2003...................  2,500   459,654       (850)    1,246,065     107,687      1,815,056

Net income...................................     --        --         --       113,461          --        113,461
Stock-based compensation programs............     --       477       (323)           --          --            154
Purchase of fixed maturities from an
  affiliate, net of taxes....................     --    (4,754)        --            --       4,754             --
Cumulative effect of accounting change, net
  of taxes...................................     --        --         --            --       4,030          4,030
Change in net unrealized investment gains,
  net of taxes...............................     --        --         --            --     (41,944)       (41,944)
                                              ------  --------    -------    ----------    --------     ----------
Balance, December 31, 2004...................  2,500   455,377     (1,173)    1,359,526      74,527      1,890,757

Net income...................................     --        --         --       230,915          --        230,915
Stock-based compensation programs............     --      (941)     1,173            --          --            232
Contributed Capital..........................     --       234         --            --          --            234
Purchase of fixed maturities from an
  affiliate, net of taxes....................     --        --         --            --          --             --
Change in net unrealized investment gains,
  net of taxes...............................     --        --         --            --     (55,927)       (55,927)
                                              ------  --------    -------    ----------    --------     ----------
Balance, December 31, 2005................... $2,500  $454,670    $    --    $1,590,441    $ 18,600     $2,066,211
                                              ======  ========    =======    ==========    ========     ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Cash Flows
Year Ended December 31, 2005, 2004 and 2003 (in thousands)

                                                       2005         2004         2003
                                                   -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income........................................ $   230,915  $   113,461  $    84,933
Adjustments to reconcile net income to net
  cash from (used in) operating activities:
   Policy charges and fee income..................    (125,077)    (109,931)     (83,183)
   Interest credited to policyholders'
     account balances.............................     234,881      250,675      227,992
   Realized investment losses (gains), net........         147       (5,011)       2,770
   Amortization and other non-cash items..........      33,063      (52,253)      34,436
   Cumulative effect of accounting change,
     net of taxes.................................          --        9,150           --
   Change in:.....................................
       Future policy benefits and other
         insurance liabilities....................     206,067      219,305      137,212
       Reinsurance recoverable....................    (167,781)    (247,635)    (116,739)
       Accrued investment income..................       3,322        1,638      (10,665)
       Receivables from Parent and affiliates.....     (28,849)       2,799          461
       Payable to Parent and affiliates...........      18,706        3,034          273
       Deferred policy acquisition costs..........    (130,540)     (34,829)    (241,712)
       Income taxes payable.......................      27,720      123,407       81,529
       Deferred sales inducements.................     (28,552)     (36,136)     (47,100)
       Other, net.................................      36,805       21,575      (29,262)
                                                   -----------  -----------  -----------
Cash Flows From Operating Activities..............     310,827      259,249       40,945
                                                   -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:.................
       Fixed maturities available for sale........   4,625,000    2,295,883    2,503,029
       Policy loans...............................      98,656      107,906      134,360
       Commercial loans...........................       1,805          249        8,398
   Payments for the purchase of:..................
       Fixed maturities available for sale........  (4,842,469)  (2,128,650)  (3,338,048)
       Policy loans...............................     (83,116)     (78,515)     (65,773)
       Commercial loans...........................    (270,950)      (2,286)          --
   Other long-term investments, net...............      (5,116)      38,800      (11,271)
   Short-term investments, net....................     (12,953)      63,476       61,196
                                                   -----------  -----------  -----------
Cash Flows (Used In) From Investing
Activities........................................    (489,143)     296,863     (708,109)
                                                   -----------  -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:

   Policyholders' account deposits................   2,233,293    2,107,194    2,223,777
   Policyholders' account withdrawals.............  (2,768,247)  (2,095,228)  (1,637,409)
   Proceeds from short-term debt issued...........     783,341           --           --
   Repayments of short-term debt..................    (677,745)          --           --
   Cash collateral for loaned securities, net.....     (20,924)     (20,853)     206,053
   Securities sold under agreement to
     repurchase, net..............................      (8,815)     (51,848)    (303,405)
   Paid in capital transaction associated
     with the purchase of fixed maturities
     from an affiliate............................          --       (4,754)      (7,557)
   Contributed capital............................         234           --           --
   Net change in financing arrangements
     (maturities 90 days or less).................      51,656         (654)       3,087
                                                   -----------  -----------  -----------
Cash Flows (Used In) From Financing
Activities........................................    (407,207)     (66,143)     484,546
                                                   -----------  -----------  -----------
   Net (decrease) increase in cash and cash
     equivalents..................................    (585,523)     489,969     (182,618)
   Cash and cash equivalents, beginning of
     year.........................................     743,533      253,564      436,182
                                                   -----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD.......... $   158,010  $   743,533  $   253,564
                                                   ===========  ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes received.......................... $    (6,418) $  (103,090) $   (51,515)
                                                   -----------  -----------  -----------

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

1. BUSINESS

Pruco Life Insurance Company or "the Company," is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. Pruco Life Insurance Company is licensed to sell interest sensitive individual life insurance, variable life insurance, term life insurance, variable and fixed annuities, and a non-participating guaranteed interest contract or, "GIC," called Prudential Credit Enhanced GIC or, "PACE," in the District of Columbia, Guam and in all states except New York. Pruco Life Insurance Company also had marketed individual life insurance through its branch office in Taiwan. The branch office was transferred to an affiliated Company on January 31, 2001, as described in Note 13.

Pruco Life Insurance Company has three subsidiaries, which include one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey or, "PLNJ," and two subsidiaries formed in 2003 for the purpose of acquiring and investing in municipal fixed maturities from an affiliated company (see Note 13 to the Consolidated Financial Statements). Pruco Life Insurance Company and its subsidiaries are referred to as "the Company" and all financial information is shown on a consolidated basis throughout this document.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, term life insurance, fixed and variable annuities only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential Insurance"), an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 or, "the date of demutualization," Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. or "Prudential Financial."

Prudential Insurance intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential Insurance is under no obligation to make such contributions and its assets do not back the benefits payable under the Company's policyholder contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of Pruco Life Insurance Company and its subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, "GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs, investments, future policy benefits, provision for income taxes, reserves of contingent liabilities and reserves for losses in connection with unresolved legal matters.

Share-Based Compensation

In December 2004, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 123(R), "Share-Based Payment," that replaces FASB Statement No. 123, "Accounting for Stock-Based Compensation." SFAS
No. 123(R) requires all entities to apply the fair value based measurement method in accounting for share-based payment transactions with employees, except for equity instruments held by employee share ownership plans. Under this method, compensation costs of awards to employees, such as stock options, are measured at fair value and expensed over the period during which an employee is required to provide service in exchange for the award (the vesting period). The Company had previously adopted the fair value recognition provision of the original SFAS No. 123, prospectively for all new stock options issued to employees on or after January 1, 2003. The Company will adopt SFAS No. 123(R) on January 1, 2006. By that date, there will be no unvested stock options issued prior to January 1, 2003.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments

Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Policy loans are carried at unpaid principal balances.

Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized principally by U.S. government and government agency securities. Securities borrowed or loaned are collateralized principally by cash or U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost, which because of their short-term nature approximates fair value.

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships other than operating joint ventures in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Realized investment gains (losses), net are computed using the specific identification method. Adjustments to the cost of fixed maturities and equity securities for temporary impairments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer. Realized investment gains (losses) are generated from numerous sources, including the sale of fixed maturity securities, equity securities, real estate investments, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost of investments for other than temporary impairments. "Realized investment gains (losses), net." also include prepayment premiums received on private fixed maturity securities, recoveries of principal on previously impaired securities, provisions for losses on commercial loans, fair value changes on embedded derivatives and derivatives that do not qualify for hedge accounting treatment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include, but are not limited to:
(1) the risk that our assessment of an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased.

Deferred policy acquisition costs

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These acquisition costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized as deferred policy acquisition costs ("DAC").

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire transfer pricing fee is deemed to be related to the production of new annuity business and is deferred. For life products, there is a look-through into the expenses incurred by the Prudential agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully deferred.

DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General administrative and other expenses" in the period such estimated gross profits are revised.

DAC related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income. For guaranteed investment contracts, acquisition costs are expensed as incurred.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

or contract. These transactions are known as internal replacements. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies.

Reinsurance recoverables and payables

Reinsurance recoverables and payables include receivables and corresponding payables associated with reinsurance arrangements with affiliates. See Note 13 to the Consolidated Financial Statements for additional information about these arrangements.

Separate account assets and liabilities

Separate account assets and liabilities are reported at fair value and represent segregated funds which are invested for certain policyholders, pension funds and other customers. The assets consist of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 12 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Deferred sales inducements

The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. They are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2005 and 2004, deferred sales inducement costs included in other assets were $139 million and $110 million, respectively.

Other assets, and other liabilities

Other assets consist primarily of deferred sales inducements costs, premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For life insurance, expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. The Company's liability for future policy benefits is also inclusive of liabilities for guarantee benefits related to certain non-traditional long duration life and annuity contracts, which are discussed more fully in Note 8. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

Unpaid Claims

Unpaid claims include estimates of claims that the Company believes have been incurred, but have not yet been reported ("IBNR") as of the balance sheet date and is an estimate of the amount of loss will ultimately incur on reported claims. Consistent with industry accounting practice, we do not establish loss reserves until a loss has occurred. These IBNR estimates,

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

and estimates of the amounts of loss we will ultimately incur on reported claims, which are based in part on our historical experience, are regularly adjusted to reflect actual claims experience. When actual experience differs from our previous estimate, the resulting difference will be included in our reported results for the period of the change in estimate in the "Policyholders' benefits" caption in our statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from life insurance policies are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Amounts received as payment for deferred annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the life of the related contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies, except for amounts associated with certain modified coinsurance contracts which are reflected in the Company's financial statements based on the application of the deposit method of accounting. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset management fees

Beginning on February 1, 2002, the Company received asset management fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in pricing models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Derivatives are recorded as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," in the Consolidated Balance Sheets, except for embedded derivatives, which are recorded in the consolidated balance sheet with the associated host contract. As discussed in detail below and in
Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from these derivatives are reported in investing activities section in the Consolidated Statements of Cash Flows.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), (4) a hedge of a net investment in a foreign operation, or
(5) a derivative entered into as an economic hedge that does not qualify for hedge accounting. As of December 31, 2005, derivatives qualifying for hedge accounting were not material.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Income Taxes

The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential Financial and file separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

New Accounting Pronouncements

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company will adopt SOP 05-1 on January 1, 2007. The Company is currently assessing the impact of SOP 05-1 on the Company's consolidated financial position and results of operations.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company's current policy is generally to record income only as cash is received following an impairment of a debt security. The Company will adopt this guidance on January 1, 2006, for other than temporary impairments recorded subsequent to December 31, 2005.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

In December 2003, the FASB issued FIN No. 46(R), "Consolidation of Variable Interest Entities," which revised the original FIN No. 46 guidance issued in January 2003. FIN No. 46(R) addresses whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if, as the primary beneficiary, it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. On December 31, 2003, the Company adopted FIN No. 46(R) for all special purpose entities ("SPEs") and for relationships with all VIEs that began on or after February 1, 2003. On March 31, 2004, the Company implemented FIN No. 46(R) for relationships with potential VIEs that are not SPEs. The transition to FIN No. 46(R) did not have a material effect on the Company's consolidated financial position or results of operations.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC issued this SOP to address the need for interpretive guidance in three areas: separate account presentation and valuation; the classification and valuation of certain long-duration contract liabilities; and the accounting recognition given sales inducements (bonus interest, bonus credits and persistency bonuses).

The effect of adopting SOP 03-1 was a charge of $9 million, net of $5 million of taxes, which was reported as a "Cumulative effect of accounting change, net of taxes" in the results of operations for the year ended December 31, 2004. This charge reflects the net impact of converting certain individual market value adjusted annuity contracts from separate account accounting treatment to general account accounting treatment, including carrying the related liabilities at accreted value, and the effect of establishing reserves for guaranteed minimum death benefit provisions of the Company's variable annuity and variable life contracts. The Company also recognized a cumulative effect of accounting change related to unrealized investment gains within "Accumulated other comprehensive income, net of taxes" of $4 million, net of $3 million of taxes, for the year ended December 31, 2004. Upon adoption of SOP 03-1, approximately $400 million in "Separate account assets" were reclassified resulting in an increase in "Fixed maturities, available for sale", as well as changes in other non-separate account assets. Similarly, upon adoption, approximately $400 million in "separate account liabilities" were reclassified resulting in increases in "Policyholders' account balances" as well as changes in other non-separate account liabilities.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-1. The Company's adoption of FSP 97-1 on July 1, 2004 did not change its accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations. In September 2004, the AICPA SOP 03-1 Implementation Task Force issued a Technical Practice Aid ("TPA") to clarify certain aspects of SOP 03-1. The implementation of this TPA during the third quarter of 2004 had no impact on the Company's consolidated financial position or results of operations.

In April 2003, the FASB issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments." Implementation Issue No. B36 indicates that a modified coinsurance arrangement ("modco"), in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contains an embedded derivative

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

feature that is not clearly and closely related to the host contract and should be bifurcated in accordance with the provisions of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." Effective October 1, 2003, the Company adopted the guidance prospectively for existing contracts and all future transactions. As permitted by SFAS No. 133, all contracts entered into prior to January 1, 1999, were grandfathered and are exempt from the provisions of SFAS No. 133 that relate to embedded derivatives. The application of Implementation Issue No. B36 in 2003 had no impact on the consolidated financial position or results of operations of the Company.

In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity." SFAS No. 150 generally applies to instruments that are mandatorily redeemable, that represent obligations that will be settled with a variable number of company shares, or that represent an obligation to purchase a fixed number of company shares. For instruments within its scope, the statement requires classification as a liability with initial measurement at fair value. Subsequent measurement depends upon the certainty of the terms of the settlement (such as amount and timing) and whether the obligation will be settled by a transfer of assets or by issuance of a fixed or variable number of equity shares. The Company's adoption of SFAS No. 150, as of July 1, 2003, did not have a material effect on the Company's consolidated financial position or results of operations.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

3. INVESTMENTS

Fixed Maturities:

The following tables provide additional information relating to fixed maturities as of December 31:

                                                                 2005
                                              -------------------------------------------
                                                           Gross      Gross
                                              Amortized  Unrealized Unrealized
                                                Cost       Gains      Losses   Fair Value
                                              ---------- ---------- ---------- ----------
                                                            (in thousands)
Fixed maturities available for sale
Bonds and Preferred Stock:
   U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies................................ $   95,239  $    295   $   133   $   95,401
   States, municipalities and political
     subdivisions............................    108,908     5,233       139      114,002
   Foreign government bonds..................     65,034     5,556        12       70,578
   Mortgage-backed securities................    550,823       283     9,258      541,848
   Asset-Backed Securities...................    777,236     4,139     6,403      774,972
   Public utilities..........................    709,479    17,906     5,744      721,641
   All other corporate bonds.................  3,835,374    74,574    39,350    3,870,598
                                              ----------  --------   -------   ----------
Total fixed maturities, available for sale... $6,142,093  $107,986   $61,039   $6,189,040
                                              ==========  ========   =======   ==========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

                                                                    2004
                                                 -------------------------------------------
                                                              Gross      Gross
                                                 Amortized  Unrealized Unrealized
                                                   Cost       Gains      Losses   Fair Value
                                                 ---------- ---------- ---------- ----------
                                                               (in thousands)
Fixed maturities available for sale
Bonds and Preferred Stock:
   U.S. Treasury securities and obligations of
     U.S. government corporations and agencies.. $   87,013  $    778   $   109   $   87,682
   States, municipalities and political
     subdivisions...............................    173,129     8,627       191      181,565
   Foreign government bonds.....................     30,005     3,982         9       33,978
   Mortgage-backed securities...................    333,720     1,685       440      334,965
   Asset-Backed Securities......................    500,231    11,592     1,345      510,478
   Public utilities.............................    848,762    40,036     1,710      887,088
   All other corporate bonds....................  4,141,160   169,902     7,715    4,303,347
                                                 ----------  --------   -------   ----------
Total fixed maturities, available for sale...... $6,114,020  $236,602   $11,519   $6,339,103
                                                 ==========  ========   =======   ==========

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2005 is shown below:

                                               Available for sale
                                              ---------------------
                                              Amortized    Fair
                                                Cost       Value
                                              ---------- ----------
                                                 (in thousands)
Due in one year or less...................... $  764,757 $  767,081
Due after one year through five years........  1,792,149  1,812,840
Due after five years through ten years.......  2,090,265  2,102,630
Due after ten years..........................    944,099    964,641
Mortgage-backed securities...................    550,823    541,848
                                              ---------- ----------
Total........................................ $6,142,093 $6,189,040
                                              ========== ==========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2005, 2004, and 2003, were $4,634 million, $1,500 million, and $1,957 million, respectively. Proceeds from the maturity of fixed maturities available for sale during 2005, 2004, and 2003, were $0 million, $794 million, and $550 million, respectively. Gross gains of $26 million, $27 million, and $21 million and gross losses of $26 million, $17 million, and $7 million were realized on those sales during 2005, 2004, and 2003, respectively.

Writedowns for impairments, which were deemed to be other than temporary for fixed maturities were $1 million, $1 million, and $12 million for the years, ended December 31, 2005, 2004 and 2003, respectively.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

Other Long-Term Investments

The following table provides information relating to other long-term investments as of December 31:

                                                2005     2004
                                              -------  -------
                                               (in thousands)
Joint ventures and limited partnerships...... $ 4,390  $   185
Company's investment in Separate accounts....  33,710   29,993
Derivatives..................................  (3,876)  (4,683)
Equity securities............................     769      478
                                              -------  -------
Total other long- term investments........... $34,993  $25,973
                                              =======  =======

The Company's share of net income from the joint ventures was $(0.7) million, $1 million, and $2 million for the years ended December 31, 2005, 2004, and 2003, respectively, and is reported in "Net investment income."

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                  2005      2004      2003
                                                --------  --------  --------
                                                       (in thousands)
Fixed maturities, available for sale........... $354,943  $327,899  $295,357
Policy loans...................................   47,368    46,935    46,750
Commercial Loans...............................    6,391        19       878
Short-term investments and cash equivalents....   15,898     7,685     7,357
Other..........................................    6,367     3,962     6,943
                                                --------  --------  --------
Gross investment income........................  430,967   386,500   357,285
   Less: investment expenses...................  (26,922)  (12,948)  (12,657)
                                                --------  --------  --------
Net investment income.......................... $404,045  $373,552  $344,628
                                                ========  ========  ========

Realized investment (losses)/ gains, net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                  2005     2004     2003
                                                -------  -------  -------
                                                      (in thousands)
Fixed maturities, available for sale........... $(1,722) $ 9,034  $ 1,567
Derivatives....................................   3,694   (5,801)  (6,629)
Other..........................................  (2,119)   1,778    2,292
                                                -------  -------  -------
Realized investment gains (losses), net........ $  (147) $ 5,011  $(2,770)
                                                =======  =======  =======

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss), net of tax." Changes in these amounts include reclassification adjustments to exclude from "Accumulated other comprehensive income (loss), net of tax" those items that are included as part of "Net income" for a period that also had been part of "Accumulated other comprehensive income (loss), net of tax" in earlier periods. The amounts for the years ended December 31, net of taxes, are as follows:

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

                                                                                                          Accumulated
                                                                                                             Other
                                                                                                         Comprehensive
                                                                                                         Income (Loss)
                                                                   Deferred                   Deferred   Related to Net
                                                   Net Unrealized   Policy    Policyholders' Income Tax    Unrealized
                                                   Gains (Losses) Acquisition    Account     (Liability)   Investment
                                                   on Investments    Costs       Balances      Benefit   Gains (Losses)
                                                   -------------- ----------- -------------- ----------- --------------
                                                                              (in thousands)
Balance, December 31, 2002........................     236,513      (107,366)      14,215      (51,611)       91,751
Net investment gains (losses) on investments
  arising during the period.......................      25,794            --           --       (9,330)       16,464
Purchase of fixed maturities from an affiliate
  (see Note 13)...................................      11,659            --           --       (4,102)        7,557
Reclassification adjustment for gains (losses)
  included in net income..........................      (2,177)           --           --          784        (1,393)
Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs...          --       (13,999)          --        5,040        (8,959)
Impact of net unrealized investment gains
  (losses) on policyholders' account balances.....          --            --        3,543       (1,276)        2,267
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2003........................     271,789      (121,365)      17,758      (60,495)      107,687
Net investment gains (losses) on investments
  arising during the period.......................     (72,565)           --           --       26,651       (45,914)
Purchase of fixed maturities from an affiliate
  (see Note 13)...................................       7,314            --           --       (2,560)        4,754
Cumulative effect of change in accounting
  principle.......................................      27,505       (21,208)          --       (2,267)        4,030
Reclassification adjustment for gains (losses)
  included in net income..........................      (8,888)           --           --        3,111        (5,777)
Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs...          --        11,592           --       (4,057)        7,535
Impact of net unrealized investment gains
  (losses) on policyholders' account balances.....          --            --        3,130         (918)        2,212
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2004........................   $ 225,155     $(130,981)    $ 20,888     $(40,535)    $  74,527
Net investment gains (losses) on investments
  arising during the period.......................    (179,640)           --           --       62,491      (117,149)
Reclassification adjustment for gains (losses)
  included in net income..........................       1,534            --           --         (537)          997
Impact of net unrealized investment gains
  (losses) on deferred policy acquisition costs...          --       103,437           --      (36,203)       67,234
Impact of net unrealized investment gains
  (losses) on policyholders' account balances.....          --            --      (10,783)       3,774        (7,009)
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2005........................   $  47,049     $ (27,544)    $ 10,105     $(11,010)    $  18,600
                                                     =========     =========     ========     ========     =========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

The table below presents net unrealized gains on investments by asset class at December 31,

                                               2005     2004     2003
                                              ------- -------- --------
                                                   (in thousands)
Fixed maturities............................. $46,948 $225,083 $271,772
Other long-term investments..................     101       72       17
                                              ------- -------- --------
Unrealized gains on investments.............. $47,049 $225,155 $271,789
                                              ======= ======== ========

Included in other long-term investments are equity securities.

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2005 and 2004 respectively:

                                         Less than twelve months Twelve months or more         Total
                                         ----------------------- --------------------- ---------------------
                                           Fair      Unrealized   Fair     Unrealized    Fair     Unrealized
                                           Value       Losses     Value      Losses      Value      Losses
                                         ----------  ----------  --------  ----------  ---------- ----------
                                                                 (in thousands)
Fixed maturities: 2005
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies............. $   69,355   $   148    $  3,882   $   124    $   73,237  $   272
Foreign government bonds................        786         7         174         5           960       12
Corporate securities....................  2,272,623    41,195     331,991    10,302     2,604,614   51,497
Mortgage-backed securities..............    494,304     8,650      22,912       608       517,216    9,258
                                         ----------   -------    --------   -------    ----------  -------
Total................................... $2,837,068   $50,000    $358,959   $11,039    $3,196,027  $61,039
                                         ==========   =======    ========   =======    ==========  =======
Fixed maturities: 2004
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies............. $  104,487   $   300    $     --   $    --    $  104,487  $   300
Foreign government bonds................      2,656         9          --        --         2,656        9
Corporate securities....................  1,113,346     8,943      50,766     1,827     1,164,112   10,770
Mortgage-backed securities..............     80,097       438          41         2        80,138      440
                                         ----------   -------    --------   -------    ----------  -------
Total................................... $1,300,586   $ 9,690    $ 50,807   $ 1,829    $1,351,393  $11,519
                                         ==========   =======    ========   =======    ==========  =======

As of December 31, 2005, gross unrealized losses on fixed maturities totaled $61 million comprising 557 issuers. Of this amount, there was $50 million in the less than twelve months category comprising 444 issuers and $11 million in the greater than twelve months category comprising 113 issuers. There were 5 individual issuers with gross unrealized losses greater than $1.1 million. $48 million of gross unrealized losses of less than twelve months is comprised of investment grade securities. Approximately half of gross unrealized losses of twelve months or more were concentrated in the finance and manufacturing sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments is not warranted at December 31, 2005.

Included in other long-term investments are equity securities, which have been in a loss position for less than 12 months with a fair value of $39 thousand and a gross unrealized loss of $93 thousand.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

3. INVESTMENTS (continued)

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2005 and 2004, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $393 million and $437 million, respectively.

Fixed maturities of $4 million at December 31, 2005 and 2004 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                               2005        2004        2003
                                            ----------  ----------  ----------
                                                      (in thousands)
Balance, beginning of year................. $1,429,027  $1,380,710  $1,152,997
Capitalization of commissions, sales and
  issue expenses...........................    340,260     221,237     371,650
Amortization...............................   (209,721)   (186,408)   (129,938)
Change in unrealized investment gains......    103,437      11,592     (13,999)
Impact of adoption of SOP 03-1.............         --       1,896          --
                                            ----------  ----------  ----------
Balance, end of year....................... $1,663,003  $1,429,027  $1,380,710
                                            ==========  ==========  ==========

Deferred acquisition costs in 2004 and 2005 include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Reinsurance Captive Company or "PARCC," discussed in Note 13 below. Ceded capitalization and amortization relating to this treaty included in the above table amounted to $69 million and $17 million, respectively, in 2004 and 2005.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

5. POLICYHOLDERS' LIABILITIES

Future policy benefits at December 31, are as follows:

                                                 2005       2004
                                              ---------- ----------
                                                 (in thousands)
Life insurance - domestic.................... $  825,341 $  673,532
Life insurance - Taiwan......................    519,189    467,332
Individual and group annuities...............     47,103     46,190
Other contract liabilities...................     55,084     53,596
                                              ---------- ----------
Total future policy benefits................. $1,446,717 $1,240,650
                                              ========== ==========

Life insurance liabilities include reserves for death benefits and other policy benefits. Annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are equal to the aggregate of (1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for domestic insurance and 6.18% to 7.43% for Taiwan reserves.

Future policy benefits for individual and group annuities are equal to the aggregate of 1) the present value of expected future payments on the basis of actuarial assumptions established at issue, and 2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience when the basis of the reserve is established. The interest rates used in the determination of the individual and group annuities reserves range from 5.25% to 14.75%, with approximately 29% of the reserves based on an interest rate in excess of 8%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience (except for certain group insurance coverages for which future policy benefits are equal to gross unearned premium reserves). The interest rates used in the determination of the present values range from 5.85% to 6.30%.

Policyholders' account balances at December 31, are as follows:

                                                 2005       2004
                                              ---------- ----------
                                                 (in thousands)
Interest-sensitive life contracts............ $2,720,876 $2,508,606
Individual annuities.........................  2,080,547  2,265,097
Guaranteed investment contracts and
  guaranteed interest accounts...............    740,003  1,263,082
Dividend accumulations and other.............    252,317    171,325
                                              ---------- ----------
Total policyholders' account balances........ $5,793,743 $6,208,110
                                              ========== ==========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates range from 3% to 5.25% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 1.50% to 13.00%, with less than 1% of policyholders' account balances with interest crediting rates in excess of 8%. Interest crediting rates for guaranteed investment contracts and guaranteed interest accounts range from 3% to 8.03%, with less than 1% of policyholders' account balances with interest crediting rates in excess of 8%. Interest crediting rates range from 1% to 5% for dividend accumulations and other.

6. REINSURANCE

The Company participates in reinsurance, with Prudential Insurance, Prudential of Taiwan, PARCC and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote. Effective July 1, 2005, the Company entered into a new coinsurance agreement with

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

6. REINSURANCE (continued)

Pruco Re, Ltd. providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after May 5, 2005 as well as for riders issued from March 15, 2005 forward on business in-force before March 15, 2005.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements, including the Company's reinsurance of all its Taiwan business as of February 1, 2001, are described further in Note 13 of the Consolidated Financial Statements.

Reinsurance amounts included in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, are as follows:

                                                 2005        2004       2003
                                              ----------  ---------  ---------
                                                       (in thousands)
Direct premiums and policy charges and fee
  income..................................... $1,158,865  $ 992,637  $ 829,430
   Reinsurance ceded.........................   (556,706)  (307,866)  (166,371)
                                              ----------  ---------  ---------
Premiums and policy charges and fee income...    602,159  $ 684,771  $ 663,059
                                              ----------  ---------  ---------
Policyholders' benefits ceded................ $  294,674  $ 129,125  $  99,229
                                              ----------  ---------  ---------

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables, included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                   2005      2004
                                                 --------  --------
                                                   (in thousands)
Domestic life insurance - affiliated............ $405,357  $272,999
Domestic life insurance - unaffiliated..........   (2,436)   13,166
Other reinsurance - affiliated..................   10,716    11,548
Taiwan life insurance-affiliated................  519,189   467,332
                                                 --------  --------
                                                 $932,826  $765,045
                                                 ========  ========

During 2004, the Company entered into reinsurance contracts with affiliates covering the entire domestic life in force. As a result, all related reinsurance contracts are with affiliates as of December 31, 2004. These contracts are described further in Note 13, below.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                        2005           2004          2003
                                   -------------  -------------- ------------
                                                  (in thousands)
Life insurance face amount in
  force........................... $ 253,768,618  $ 204,016,616  $158,488,681
Ceded.............................  (221,900,847)  (179,108,664)  (81,095,301)
                                   -------------  -------------  ------------
Net amount of life insurance in
  force........................... $  31,867,771  $  24,907,952  $ 77,393,380
                                   =============  =============  ============

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

7. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, are as follows:

                                                2005      2004      2003
                                              --------  --------  --------
                                                     (in thousands)
Current tax (benefit) expense:
   U.S....................................... $(30,108) $ 61,801  $(69,836)
   State and local...........................       --    (2,119)      219
   Foreign...................................       --        --        --
                                              --------  --------  --------
   Total.....................................  (30,108)   59,682   (69,617)
                                              --------  --------  --------
Deferred tax expense (benefit):
   U.S.......................................   51,409   (31,944)  102,685
   State and local...........................       --    (4,860)      981
                                              --------  --------  --------
   Total.....................................   51,409   (36,804)  103,666
                                              --------  --------  --------
Total income tax expense..................... $ 21,301  $ 22,878  $ 34,049
                                              ========  ========  ========

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                2005      2004      2003
                                              --------  --------  --------
                                                     (in thousands)
Expected federal income tax expense.......... $ 88,276  $ 50,921  $ 41,644
   IRS settlement for examination period
     1997 to 2001............................  (32,656)       --        --
   State and local income taxes..............       --    (4,537)      781
   Non taxable investment income.............  (29,691)  (21,736)  (11,722)
   Other.....................................   (4,628)   (1,770)    3,346
                                              --------  --------  --------
   Total income tax expense.................. $ 21,301  $ 22,878  $ 34,049
                                              ========  ========  ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                   2005     2004
                                                 -------- --------
                                                  (in thousands)
Deferred tax assets
   Insurance reserves........................... $ 28,029 $ 48,116
   Investments..................................    9,709    5,652
   Other........................................    4,291    4,743
                                                 -------- --------
   Deferred tax assets..........................   42,029   58,511
                                                 -------- --------
Deferred tax liabilities
   Deferred acquisition costs...................  428,692  366,155
   Net unrealized gains on securities...........   13,076   74,984
   Other........................................   29,163   24,390
                                                 -------- --------
   Deferred tax liabilities.....................  470,931  465,529
                                                 -------- --------
Net deferred tax liability...................... $428,902 $407,018
                                                 ======== ========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

7. INCOME TAXES (continued)

Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

On January 26, 2006, the Internal Revenue Service ("IRS") officially closed the audit of the consolidated federal income tax returns for the 1997 to 2001 periods. As a result of certain favorable resolutions, the Company's statement of operations for the year ended December 31, 2005 includes an income tax benefit of $33 million, reflecting a reduction in the Company's liability for income taxes. The consolidated federal income tax returns for the 2002 and 2003 periods are currently under examination.

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary ("anniversary contract value"). These guarantees include benefits that are payable in the event of death or annuitization.

The Company also issues annuity contracts with contractually guaranteed death benefits and market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2005 and 2004 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31,2005 the Company had the following guarantees associated with these contracts, by product and guarantee type:

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

                                                    December 31, 2005            December 31, 2004
                                               ---------------------------- ----------------------------
                                                                  At                           At
                                               In the Event Annuitization / In the Event Annuitization /
                                                 of Death    Accumulation     of Death    Accumulation
                                               ------------ --------------- ------------ ---------------
                                                  (dollars in thousands)       (dollars in thousands)
Variable Annuity Contracts

Return of net deposits
Account value................................. $ 2,707,932            N/A    $2,185,831           N/A
Net amount at risk............................ $     3,758            N/A    $    7,373           N/A
   Average attained age of contractholders....    62 years            N/A      62 years           N/A

Minimum return or anniversary contract value
Account value................................. $10,232,599    $ 3,247,771    $9,704,195    $2,034,671
Net amount at risk............................ $ 1,189,296    $     1,013    $1,456,702    $    1,122
   Average attained age of contractholders....    64 years       59 years      65 years      59 years
Average period remaining until earliest
  expected annuitization......................                 5.94 years                   6.3 years

                                                Unadjusted     Adjusted      Unadjusted     Adjusted
                                                  Value          Value         Value          Value
                                               ------------ --------------- ------------ ---------------
Market value adjusted annuities Account value. $   294,401    $   299,387    $  328,951    $  345,342

                                                   December 31, December 31,
                                                       2005         2004
                                                   ------------ ------------
                                                     In the Event of Death
                                                   -------------------------
                                                    (dollars in thousands)
Variable Life, Variable Universal Life and
  Universal Life Contracts

No Lapse Guarantees
Separate account value............................ $ 1,869,123  $ 1,625,520
General account value............................. $   593,514  $   393,712
Net amount at risk................................ $39,173,240  $32,294,429
Average attained age of contractholders...........    45 years     45 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                   December 31, December 31,
                                                       2005         2004
                                                   ------------ ------------
                                                    (dollars in thousands)
Equity funds...................................... $ 9,464,782   $8,135,376
Bond funds........................................ $   671,143   $  760,834
Balanced funds.................................... $   334,223   $  305,574
Money market funds................................ $   228,471   $  266,639
Specialty funds................................... $    44,265   $   11,783
                                                   -----------   ----------
   Total.......................................... $10,742,884   $9,480,206
                                                   ===========   ==========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

The total amount of funds invested in separate account investment options for variable life, variable universal life and universal life contracts with guarantees was $1.869 billion at December 31, 2005.

In addition to the above mentioned amounts invested in separate account investment options, $2.197 billion of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options.

Liabilities For Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts prior to reinsurance. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") and guaranteed minimum income withdrawal benefit ("GMIWB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits."

                                           GMDB     GMIB    GMIWB    Total
                                         --------  ------- ------  --------
                                                   (in thousands)
Balance as of January 1, 2004........... $ 42,194  $ 2,211     --  $ 44,405
   Incurred guarantee benefits..........   24,700    5,214     --    29,914
   Paid guarantee benefits..............  (23,057)      --     --   (23,057)
                                         --------  ------- ------  --------
Balance as of December 31, 2004......... $ 43,837  $ 7,425     --  $ 51,262
   Incurred guarantee benefits..........   25,021    4,941 (1,370)   28,592
   Paid guarantee benefits..............  (16,663)      --     --   (16,663)
                                         --------  ------- ------  --------
Balance as of December 31, 2005......... $ 52,195  $12,366 (1,370) $ 63,191
                                         ========  ======= ======  ========

The GMDB liability is determined each period end by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The percentage of assessments used is chosen such that, at issue, the present value of expected death benefits in excess of the projected account balance and the percentage of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB liability balance, with a related charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised. The GMIB liability was determined at December 31, 2005 by estimating the accumulated value of a percentage of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance.

The present value of death benefits in excess of the projected account balance and the present value of total expected assessments for GMDB's were determined over a reasonable range of stochastically generated scenarios. For variable annuities and variable universal life, 5,000 scenarios were stochastically generated and, from these, 200 scenarios were selected using a sampling technique. For variable life, various scenarios covering a reasonable range were weighted based on a statistical lognormal model. For universal life, 10,000 scenarios were stochastically generated and, from these, 100 were selected.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

The GMIWB feature provides a contractholder with two methods to receive guaranteed minimum payments over time - a "withdrawal" option and an "income" option. Each of these amounts is based on a "protected withdrawal value" (the "GMIWB Protected Withdrawal Value"). The initial GMIWB Protected Withdrawal Value is determined as of the date that the contractholder makes his/her first withdrawal under the annuity following the election of the GMIWB. The initial GMIWB Protected Withdrawal Value is equal to the greatest of three amounts, which, stated generally, are (a) account value, plus additional purchase payments and any credits, rolled up at a specified percentage for a period of time (b) account value as of the date of the first withdrawal and (c) a specified highest anniversary value. Under the withdrawal option, the Company guarantees that a specified percentage of the GMIWB Protected Withdrawal Value can be withdrawn each year until the GMIWB Protected Withdrawal Value has been exhausted. Under the income option, the Company guarantees that a lesser percentage of the GMIWB Protected Withdrawal Value can be withdrawn for life. As under the GMWB feature, the contractholder may elect to step-up the GMIWB Protected Withdrawal Value if, due to positive market performance, the account value is greater than the current GMIWB Protected Withdrawal Value.

Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Other assets." The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                                 Sales Inducements
                                                 -----------------
                                                  (in thousands)
Balance as of January 1, 2004...................     $ 79,143
   Capitalization...............................       43,286
   Amortization.................................      (11,969)
                                                     --------
Balance as of December 31, 2004.................      110,460
   Capitalization...............................       43,349
   Amortization.................................      (14,797)
                                                     --------
Balance as of December 31, 2005.................     $139,012
                                                     ========

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net loss for the Company amounted to $2 million, $4 million, and $141 million for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory surplus of the Company amounted to $540 million and $572 million at December 31, 2005 and 2004, respectively. The Company had statutory losses in 2003 primarily attributed to the surplus strain from new business, which results from higher commissions and selling expenses that are not deferred under statutory accounting, and from increases to reserves. During late 2003 and in 2004, the Company obtained reinsurance on the term life business from a captive affiliate, mitigating the surplus strain on that business. The agreement is discussed further in Note 13, below.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company would not be permitted a dividend distribution without prior approval in 2005. There have been no dividend payments to the parent in 2005, 2004 or 2003.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 to the Consolidated Financial Statements for a discussion of derivative instruments.

Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values.

Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

10. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

Investment contracts

For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For individual deferred annuities and other deposit liabilities, carrying value approximates fair value. Investment contracts are reflected within "Policyholders' account balances."

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                                  2005                    2004
                                         ----------------------- -----------------------
                                          Carrying                Carrying
                                           Value     Fair Value    Value     Fair Value
                                         ----------- ----------- ----------- -----------
                                                         (in thousands)
Financial assets:

Fixed maturities, available for sale.... $ 6,189,040 $ 6,189,040 $ 6,339,103 $ 6,339,103
Policy loans............................     879,156     938,419     856,755     960,391
Commercial Loans........................     269,161     269,161       2,285       2,285
Short-term investments..................     113,144     113,144     122,061     122,061
Cash and cash equivalents...............     158,010     158,010     743,533     743,533
Separate account assets.................  19,094,129  19,094,129  17,326,555  17,326,555

Financial liabilities:
Investment contracts....................   3,073,540   3,073,409   3,749,639   3,772,610
Cash collateral for loaned securities...     389,794     389,794     410,718     410,718
Securities sold under repurchase
  agreements............................      36,439      36,439      45,254      45,254
Short Term Debt to affiliates...........     105,596     105,596          --          --
Separate account liabilities............ $19,094,129 $19,094,129 $17,326,555 $17,326,555

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be specifically attributed to specific assets or liabilities or may be based on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Exchange-traded futures are used by the Company to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange.

Futures typically are used to hedge duration mismatches between assets and liabilities. Futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

11. DERIVATIVE INSTRUMENTS (continued)

Currency derivatives, including currency swaps, are used by the Company to reduce market risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in our investment portfolio.

Embedded Derivatives

As described in Note 8, the Company sells variable annuity products which contain embedded derivatives. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees which are determined using pricing models.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available for sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's over-the-counter derivative transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures and options are effected through regulated exchanges, and positions are settled on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company manages credit risk by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. In addition, the Company enters into over-the-counter swaps pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange-traded futures through regulated exchanges and these positions are marked to market on a daily basis.

12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $ 121 million of commercial loans in 2006. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $73 million in 2006.

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product and administration, servicing or other errors, including errors relating to the timing or amount of payments due to customers. In certain cases, if appropriate, we may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS (continued)

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

The Company's litigation and regulatory matters are subject to legal and regulatory actions in the ordinary course of their businesses, which may include class action lawsuits. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and that are typical of the businesses in which the Company operates. Class action and individual lawsuits may involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. We may also be subject to litigation arising out of our general business activities, such as our investments and third party contracts. In certain of these matters, the plaintiffs may seek large and/or indeterminate amounts, including punitive or exemplary damages.

Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against the Company and The Prudential Insurance Company of America. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. The Company plans to appeal the verdict.

The Company's litigation and regulatory matters is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. Beginning in 2003, general and administrative expenses also includes allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial.

The Company receives a charge to cover its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earning and length of service. While others are based on an account balance, which takes into consideration age, service and earnings during career.

Prudential Insurance sponsors voluntary savings plan for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $1.5 million and $1.5 million in 2005 and 2004, respectively.

The Company's share of net expense for the pension plans was $3.1 million and $3.6 million for the twelve months ended December 31, 2005 and twelve months ended December 31, 2004, respectively.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Affiliated Asset Management Fee Income

In accordance with a revenue sharing agreement with Prudential Investments LLC, the Company receives fee income from policyholders' account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance. The cash surrender value included in separate accounts for the COLI policies was $1.223 billion and $1.101 billion at December 31, 2005 and December 31, 2004, respectively. Fees related to the COLI policies were $16 million, $13 million and $12 million for the years ending December 31, 2005, 2004 and 2003.

Reinsurance with affiliates

Pruco Reinsurance Ltd.

During September 2003, the Company implemented an agreement to reinsure its term life insurance policies with an affiliated company, Pruco Reinsurance Ltd. or, "Pruco Re." The Company reinsured with Pruco Re a significant portion of the risks under such policies through an automatic and facultative coinsurance agreement. This Agreement covered all significant risks under the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. This coinsurance agreement replaced the yearly renewable term agreements with external reinsurers that were previously in effect on this block of business. The initial cost of this transaction of $8 million was deferred and amortized over the life of the underlying insurance policies; $1 million was amortized in 2003, less than $1 million in 2004, these amounts were recorded in other income. Reinsurance recoverables related to this transaction were $29 million at December 31, 2003, including the unamortized portion of the initial cost of $7 million. Premiums ceded in 2004 and 2003 were $58 million and $31 million, respectively. Benefits ceded in 2004 and 2003 were ($5) million and $6 million, respectively.

During September 2004, this transaction was recaptured by the Company and replaced with a new coinsurance with PARCC, described in more detail below.

PARCC

In September 2004, the Company entered into an agreement to reinsure its term life insurance policies with an affiliated company, PARCC. The Company reinsures with PARCC 90 percent of the risks under such policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. There was no net cost associated with the initial transactions. Reinsurance recoverables related to this transaction were $356 million and $226 million as of December 31, 2005 and December 31, 2004, respectively. Premiums ceded to PARCC in 2005 and 2004 were $297 million and $102 million, respectively. Benefits ceded in 2005 and 2004 were $111 million and $52 million, respectively.

Concurrent with implementing this new agreement, the Company recaptured the policies previously reinsured under a coinsurance treaty with an affiliated offshore captive company, Pruco Re Ltd. The agreement had covered all term policies written on or after October 1, 2002.

Prudential Insurance

In December 2004, the Company recaptured the excess of loss reinsurance agreement with Prudential Insurance and replaced it with a revised agreement to reinsure all risks, not otherwise reinsured. Reinsurance recoverables were $60 million and $47 million as of December 31, 2005 and December 31, 2004, respectively. Premiums and fees ceded to Prudential Insurance in 2005, 2004 and 2003 were $178 million, $13 million and $12 million, respectively. Benefits ceded in 2005, 2004 and 2003 were $174 million, $28 million and $38 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions.

During 2005, the Company entered into new reinsurance agreements with affiliates as part of its risk management and capital management strategies for annuities. The Company entered into a coinsurance agreement with The Prudential Insurance Company of America providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities prior to May 6, 2005. Effective
July 1, 2005, the Company entered into another coinsurance agreement with Pruco Reinsurance, Ltd. providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities after May 5, 2005. Effective July 1, 2005, the Company entered into a new coinsurance agreement with Pruco Re, Ltd. providing for the 100% reinsurance of its Lifetime Five benefit feature sold on new business after May 5, 2005 as well as for riders issued from March 15, 2005 forward on business in-force before March 15, 2005.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)

Other affiliated reinsurance agreements

In addition, the Company currently has a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract. In addition, there are two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. Group annuities affiliated benefits ceded were $2 million in 2005, $2 million in 2004, and $3 million in 2003.

Taiwan branch reinsurance agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated Company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a wholly owned subsidiary of Prudential Financial.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established.

As part of this transaction, the Company made a capital contribution to Prudential of Taiwan in the amount of the net equity of the Company's Taiwan branch as of the date of transfer. In July 2001, the Company dividended its interest in Prudential of Taiwan to Prudential Financial.

Affiliated premiums ceded for the periods ended December 31, 2005, 2004 and 2003 from the Taiwan coinsurance agreement were $81 million, $85 million and $84 million, respectively. Affiliated benefits ceded for the periods ended December 31, 2005, 2004 and 2003 from the Taiwan coinsurance agreement were $13 million, $12 million and $13 million, respectively.

Included in the total affiliated reinsurance recoverable balances of $935 million and $752 million at December 31, 2005 and December 31, 2004, respectively, were reinsurance recoverables related to the Taiwan coinsurance agreement of $519 million and $467 million at December 31, 2005 and December 31, 2004, respectively.

Purchase of fixed maturities from an affiliate

During 2003, the Company invested $112 million in the preferred stock of two Delaware corporations (the "DE Subs"), which were created to acquire municipal fixed maturity investments from an affiliate of the Company. The DE Subs are included in the Company's consolidated financial statements. Prudential Financial, Inc., the Company's ultimate parent company, owns a nominal common stock investment in each of the DE Subs.

The DE Subs purchased municipal fixed maturity investments for $112 million, the acquisition-date fair value, but reflected the investments at historic amortized cost of the affiliate. The difference between the historic amortized cost and the fair value, net of taxes was reflected as a reduction to paid-in-capital. The fixed maturity investments are categorized in the Company's consolidated balance sheet as available-for-sale debt securities, and are therefore carried at fair value, with the difference between amortized cost and fair value reflected in accumulated other comprehensive income.

In addition, the Company also purchased corporate fixed maturities with a fair value of $52 million from the same affiliate. These investments were reflected in the same manner as is described above, with the difference between the historic amortized cost and the fair value, net of taxes reflected as a reduction of paid-in-capital with an offsetting increase to accumulated other comprehensive income. The difference between the historic amortized cost and the fair value, net of taxes for both the municipal securities and the corporate securities was $8 million.

During 2004, the Company invested an additional $110 million in fixed maturities owned by Prudential Insurance, but reflected these investments at amortized cost of $99 million. The Company also sold $31 million of fixed maturities securities, recorded at an amortized cost of $29 million, to PARCC. The net difference between the historic amortized cost and the fair value, net of taxes for both of these transactions was $5 million and was recorded as a decrease to paid in capital as described above.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

13. RELATED PARTY TRANSACTIONS (continued)

Debt Agreements

The Company had a revolving line of credit facility of up to $800 million with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance. This credit facility was revised in July 2005 to increase the total credit line to $1.2 billion, of which, the amount of non asset-based borrowings cannot exceed $600 million. As of December 31, 2005 and December 31, 2004, there was $426 million and $456 million, respectively, of asset-based financing. There was $106 million of debt outstanding to Prudential Funding, LLC as of December 31, 2005 as compared to none at December 31, 2004. Interest expense related to this agreement was $4 million in 2005, with related interest charged at a variable rate ranging from 3.06% to 4.40%.

Pruco Life Insurance Company
Notes to Consolidated Financial Statements

14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2005 and 2004 are summarized in the table below:

                                                  Three months ended (in thousands)
                                              ------------------------------------------
                                              March 31 June 30  September 30 December 31
                                              -------- -------- ------------ -----------
                                                              (restated)
2005
Total revenues............................... $256,747 $245,683   $268,888    $263,969
Total benefits and expenses..................  208,299  189,876    179,095     205,801
Income from operations before income taxes
  before.....................................
Cumulative effect of accounting change.......   48,448   55,807     89,793      58,168
Net income...................................   49,159   42,223     95,920      43,613

2004
Total revenues............................... $280,713 $271,729   $266,329    $270,824
Total benefits and expenses..................  240,797  250,795    236,081     216,433
Income from operations before income taxes
  before Cumulative effect of accounting
  change.....................................   39,916   20,934     30,248      54,391
Net income...................................   22,389   18,672     28,989      43,411

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

(1) Financial Statements of the Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2005; the Statements of Operations for the period ended December 31, 2005; the Statements of Changes in Net Assets for the periods ended December 31, 2005 and December 31, 2004; and the Notes relating thereto will appear in the statement of additional information. (Part B of the Registration Statement) (Note 1)

(2) Consolidated Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2005 and 2004; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2005, 2004 and 2003; and the Notes to the Consolidated Financial Statements will appear in the statement of additional information (Part B of the Registration Statement) (Note 1).

(b)  EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)  Agreements for custody of securities and similar investments--Not
     Applicable.

(3) (a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company (Depositor). (Note 3)

     (b)  Form of Selected Broker Agreement used by PIMS. (Note 3)

(4)  (a) The Pruco Life FlexElite Variable Annuity Contract-VFLX-2002. (Note 10)

     (b)  The Pruco Life FlexElite Variable Annuity Contract-VFLX-2003. (Note
          11)

     (c)  Endorsements to Contract VFLX-2002. (Note 10)

     (d)  Endorsement to Pruco Life FlexElite Variable Annuity Contract:
          Earnings Appreciator Benefit. (Note 12)

     (e) Endorsement to Pruco Life FlexElite Variable Annuity Contract: Income Appreciator Benefit. (Note 12)

     (f) Endorsement to Pruco Life FlexElite Variable Annuity Contract: Maximum Age. (Note 13)

     (g)  Endorsement to Pruco Life FlexElite Variable Annuity Contract:
          Guaranteed Minimum Income Benefit. (Note 14)

     (h)  Endorsement Supplement to Pruco Life FlexElite Variable Annuity
          Contract: Guaranteed Minimum Income Benefit. (Note 15)

     (i) Endorsement to Strategic Partners FlexElite Annuity Contract: Periodic Value Death Benefit Endorsement (HDV) (Note 17)

     (j) Endorsement Supplement to Strategic Partners FlexElite Variable Annuity Contract: Periodic Value Death Benefit Endorsement (HDV) (Note
          17)

     (k)  Endorsement to Strategic Partners FlexElite Variable Annuity Contract:

          Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note
          17)

     (l) Endorsement Supplement to Strategic Partners FlexElite Variable Annuity Contract: Guaranteed Minimum Payments Benefit Endorsement (Lifetime Five) (Note 17)

     (m) Endorsement Supplement to Strategic Partners FlexElite Variable Annuity Contract: Joint and Survivor Guaranteed Minimum Payments Benefit Schedule (Spousal Lifetime Five) (Note 20)

(5)  (a) Application form for VFLX-2002. (Note 10)

     (b)  Application form for VFLX-2003. (Note 15)

     (c)  Application form ORD113670 (Note 1)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

     (b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7) (a) Contract of reinsurance in connection with variable annuity contract (Lifetime Five) (Note 19)

     (b) Contract of reinsurance in connection with variable annuity contract (Spousal Lifetime Five) (Note 21)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

     (a)  Form of Fund Participation Agreement. (Note 6)

     (b)  Form of Fund Participation Agreement (AST) (Note 18)

     (c)  Gartmore Amended and Restated Fund Participation Agreement (Note 18)

(9)  Opinion of Counsel. (Note 1)

(10) Written consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)

(11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney.

     (a)  James J. Avery, Jr. (Note 7)

     (b)  David R. Odenath, Jr. and Ronald P. Joelson (Note 8)

     (c)  Helen M. Galt (Note 9)

     (d)  C. Edward Chaplin, John Chieffo, Bernard J. Jacob (Note 16)

----------
(Note 1)    Filed herewith.

(Note 2) Incorporated by reference to Form N-4, Registration No. 33-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4, Registration No.333-06701, filed April 15, 1999 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to the initial registration on Form S-6, Registration No. 333-07451, filed

            July 2, 1996, on behalf of the Pruco Life Variable Appreciable Account.

(Note 5) Incorporated by reference to Form 10-Q as filed August 15, 1997, on behalf of the Pruco Life Insurance Company.

(Note 6) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

(Note 8) Incorporated by reference to the initial registration statement on Form N-4, Registration No. 333-52754, filed December 26, 2000 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6, Registration No. 333-85115, filed June 28, 2001 on behalf of the Pruco Life Variable Universal Account.

(Note 10)   Incorporated by reference to Pre-Effective Amendment No. 1 to this registration statement, filed April 5, 2002.

(Note 11)   Incorporated by reference to Post-Effective Amendment No. 1 to this registration statement, filed February 14, 2003.

(Note 12)   Incorporated by reference to Post-Effective Amendment No. 8 to Form
            N-4, Registration Statement No. 333-37728, filed December 13, 2002 on behalf of the Pruco Life Flexible Premium Variable Annuity
            Account.

(Note 13)   Incorporated by reference to Post-Effective Amendment No. 3 to Form
            N-4, Registration No. 333-37728, filed April 22, 2003 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 14)   Incorporated by reference to Post-Effective Amendment No. 11 to Form
            N-4, Registration No. 333-37728, filed November 14, 2003 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 15)   Incorporated by reference to Post-Effective Amendment No. 3 to Form
            S-3, Registration No. 333-103474, filed April 12, 2004 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 16)   Incorporated by reference to Post-Effective Amendment No. 14 to Form
            N-4, Registration No. 333-37728, filed November 15, 2004 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17)   Incorporated by reference to Post-Effective Amendment No. 6 to Form
            N-4, Registration No. 333-75702, filed January 20, 2005 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 18)   Incorporated by reference to Post-Effective Amendment No. 8 to Form
            N-4, Registration No. 333-75702, filed April 6, 2005 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 19)   Incorporated by reference to Pre-Effective Amendment to Form N-4 to
            Registration No. 333-130989, filed January 12, 2006 on behalf of
            Pruco Life Flexible Premium Variable Annuity Account.

(Note 20)   Incorporated by reference to Post-Effective Amendment No. 6 to Form
            S-3, Registration No. 333-103474, filed February 7, 2006 on behalf of Pruco Life Insurance Company.

(Note 21)   Incorporated by reference to Pre-Effective Amendment No. 1 to Form
            N-4, Registration 333-130989, filed April 14, 2006 on behalf of
            Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and major officers of Pruco Life are listed below:

Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   -----------------------------------
James J. Avery, Jr.                   Vice Chairman and Director
213 Washington Street
Newark, NJ 07102-2992

C. Edward Chaplin                     Treasurer and Director
751 Broad Street
Newark, NJ 07102-3777

John Chieffo                          Chief Financial Officer
213 Washington Street
Newark, NJ 07102-2992

Helen M. Galt                         Director
213 Washington Street
Newark, NJ 07102-2992

Bernard J. Jacob                      President and Director
213 Washington Street
Newark, NJ 07102-2992

Ronald P. Joelson                     Director
100 Mulberry Street
Newark, NJ 07102-5096

Clifford E. Kirsch                    Chief Legal Officer and Secretary
213 Washington Street
Newark, NJ 07102-2992

Melody C. McDaid                      Senior Vice President
213 Washington Street
Newark, NJ 07102-2992

James M. O'Connor                     Senior Vice President and Actuary
200 Wood Avenue South
Iselin, NJ 08830-2706

David R. Odenath, Jr.                 Director
751 Broad Street
Newark, NJ 07102-3777

Hwei-Chung S. Shao                    Senior Vice President and Chief Actuary
213 Washington Street
Newark, NJ 07102-2992

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company ("Pruco Life"), a corporation organized under the laws of Arizona, is a direct, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a life insurance company organized under the laws of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Pruco Life may be deemed to control its wholly-owned subsidiary, Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life may also be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life Variable Appreciable Account, the Pruco Life Variable Insurance Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Variable Universal Account, the Pruco Life PRUvider Variable Appreciable Account, the Pruco Life Single Premium Variable Annuity Account, the Pruco Life Flexible Premium Variable Annuity Account (Registrant) (separate accounts of Pruco Life), the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, a Delaware statutory trust. In addition, Prudential holds all the shares of Prudential's Gibraltar Fund in three of its separate accounts. The Prudential Series Fund and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life may also be deemed to be under common control with other insurers that are direct or indirect subsidiaries of Prudential Financial, Inc. and their separate accounts.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, filed February 28, 2006, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2006, there were 2,481 owners of qualified contracts and 3,797 owners of nonqualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Investment Management Services LLC (PIMS)

     PIMS is distributor for Cash Accumulation Trust, Dryden Ultra Short Bond Fund, Nicholas-Applegate Fund, Inc., (Nicholas-Applegate Growth Equity Fund), Dryden California Municipal Fund, Jennison Blend Fund, Inc., Dryden Global Total Return Fund, Inc., Dryden Government Income Fund, Inc., Dryden Government Securities Trust, Dryden High Yield Fund, Inc., Dryden High Yield Total Return Fund, Inc., Dryden Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., MoneyMart Assets, Inc., Dryden Municipal Bond Fund, Dryden Municipal Series Fund, Dryden National Municipals Fund, Inc., Jennison Natural Resources Fund, Inc., Strategic Partners Real Estate Fund, Jennison Sector Funds, Inc., Dryden Short-Term Corporate Bond Fund, Inc., Jennison Small Company Fund, Inc., Dryden Tax-Free Money Fund, Dryden Tax-Managed Funds, Dryden Small-Cap Core Equity Fund, Inc., Dryden Total Return Bond Fund, Inc., Jennison 20/20 Focus Fund, Jennison U.S. Emerging Growth Fund, Inc., Jennison Value Fund, Prudential World Fund, Inc., Strategic Partners Asset Allocation Funds, Strategic Partners Mutual Funds, Inc., Strategic Partners Opportunity Funds, Strategic Partners Style Specific Funds, The Prudential Investment Portfolios, Inc., The Target Portfolio Trust, American Skandia Trust and The Prudential Series Fund.

     PIMS is also distributor of the following unit investment trust Separate
Accounts: Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Prudential Discovery Premier Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account

(b) Information concerning the officers and directors of PIMS is set forth below.

                                 POSITIONS AND OFFICES           POSITIONS AND OFFICES
       NAME (1)                    WITH UNDERWRITER                 WITH REGISTRANT
       --------         --------------------------------------   ---------------------
Robert F. Gunia......   President                                None

Mark Hastings........   Senior Vice President & Chief            None
                        Compliance Officer

David Odenath........   Executive Vice President                 None
751 Broad Street
Newark, NJ 07102

Scott Sleyster.......   Executive Vice President                 None
280 Trumbull Street
Hartford, CT 06103

Stephen Pelletier....   Executive Vice President                 None

Bernard B. Winograd..   Executive Vice President                 None

Edward P. Baird......   Executive Vice President                 None

Mark Salvacion.......   Senior Vice President, Secretary and     None
                        Chief Legal Officer

Michael J. McQuade...   Senior Vice President, Comptroller and   None
                        Chief Financial Officer

C. Edward Chaplin....   Executive Vice President and Treasurer   None
751 Broad Street
Newark, NJ 07102

Peter J. Boland......   Senior Vice President and Director       None
                        of Operations

----------
(1) The address of each person named is 100 Mulberry Street, Newark, New Jersey 07102 unless otherwise noted.

(c) Commissions received by PIMS during last fiscal year with respect to annuities issued through the registrant separate account.

    Name of Principal              Net Underwriting       Compensation on    Brokerage
       Underwriter            Discounts and Commissions      Redemption     Commissions   Compensation
    -----------------         -------------------------   ---------------   -----------   ------------
Prudential Investment
   Management Services, LLC          $111,101,992               $-0-            $-0-          $-0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newark and the State of New Jersey, on this 21st day of April, 2006.

            THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                        BY: PRUCO LIFE INSURANCE COMPANY
                                   (Depositor)


Attest: /s/ CLIFFORD E. KIRSCH          /s/ BERNARD J. JACOB
        -----------------------------   ----------------------------------------
        CLIFFORD E. KIRSCH              BERNARD J. JACOB
        CHIEF LEGAL OFFICER             PRESIDENT

                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                               SIGNATURE AND TITLE


                  *
-------------------------------------
JAMES J. AVERY JR.                      Date: April 21, 2006
VICE CHAIRMAN AND DIRECTOR


                  *
-------------------------------------
BERNARD J. JACOB
PRESIDENT AND DIRECTOR


                  *
-------------------------------------
JOHN CHIEFFO
VICE PRESIDENT AND PRINCIPAL
FINANCIAL OFFICER


                  *                     *By /s/ CLIFFORD E. KIRSCH
-------------------------------------       ------------------------------------
C. EDWARD CHAPLIN                           CLIFFORD E. KIRSCH
DIRECTOR                                    (ATTORNEY-IN-FACT)


                  *
-------------------------------------
HELEN M. GALT
DIRECTOR


                  *
-------------------------------------
RONALD P. JOELSON
DIRECTOR


                  *
-------------------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                  EXHIBIT INDEX

(5)(c) Application ORD113670 (Spousal Lifetime Five)

(9)  Opinion of Counsel

(10) Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm